UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the nine-month period ended January 31, 2014 is set forth below.

Schedule of Investments(a)

PowerShares Dynamic MagniQuant Portfolio (PIQ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.3%
4,314	Apollo Group, Inc.(b)	$139,299
1,521	Bally Technologies, Inc.(b)	111,520
1,726	Capella Education Co.	107,685
2,049	Children’s Place Retail Stores, Inc. (The)(b)	107,921
1,526	Core-Mark Holding Co., Inc.	115,442
5,593	Dana Holding Corp.	105,820
15,752	Denny’s Corp.(b)	108,059
1,716	DIRECTV(b)	119,142
2,351	GameStop Corp., Class A	82,450
2,929	General Motors Co.(b)	105,678
5,095	Goodyear Tire & Rubber Co. (The)	120,548
168	Graham Holdings Co., Class B	105,178
1,618	Hanesbrands, Inc.	115,105
2,839	Iconix Brand Group, Inc.(b)	105,611
2,909	ITT Educational Services, Inc.(b)	85,525
1,368	Lear Corp.	98,947
2,507	Murphy USA, Inc.(b)	97,121
1,412	Red Robin Gourmet Burgers, Inc.(b)	90,975
3,803	SeaWorld Entertainment, Inc.	123,293
5,731	Sonic Corp.(b)	101,954
1,383	Starbucks Corp.	98,359
5,191	Taylor Morrison Home Corp., Class A(b)	109,790
1,962	Tenneco, Inc.(b)	111,520
1,462	TRW Automotive Holdings Corp.(b)	108,407
1,415	Viacom, Inc., Class B	116,171
1,442	Visteon Corp.(b)	116,816
13,173	Wendy’s Co. (The)	119,479

		2,927,815

	Consumer Staples - 4.2%
1,333	Andersons, Inc. (The)	110,292
1,524	Casey’s General Stores, Inc.	104,653
1,627	Herbalife Ltd. (Cayman Islands)	104,730
2,697	Kroger Co. (The)	97,362
887	Nu Skin Enterprises, Inc., Class A	75,528
6,924	Pilgrim’s Pride Corp. (Brazil)(b)	115,839
19,159	Rite Aid Corp.(b)	106,332
4,889	Spartan Stores, Inc.	110,443
17,585	SUPERVALU, Inc. (b)	101,641

		926,820

	Energy - 8.7%
1,548	Alliance Resource Partners LP	127,555
7,289	Alon USA Partners LP (Israel)	111,959
1,231	Apache Corp.	98,800
4,221	Chesapeake Energy Corp.	113,587
1,199	Cimarex Energy Co.	117,478
4,726	CVR Refining LP	105,721
687	EOG Resources, Inc.	113,520
3,488	Exterran Holdings, Inc.(b)	121,173
3,728	Linn Energy LLC	122,353
1,735	Murphy Oil Corp.	98,218
4,465	Northern Tier Energy LP	110,285
1,194	Occidental Petroleum Corp.	104,559
4,652	Regency Energy Partners LP	127,604
1,277	SM Energy Co.	105,685
3,428	Stone Energy Corp.(b)	106,097
6,344	Tesco Corp.(b)	133,985
1,865	Whiting Petroleum Corp.(b)	108,879

		1,927,458

	Financials - 30.4%
566	Affiliated Managers Group, Inc.(b)	$112,770
2,090	Allstate Corp. (The)	107,008
4,796	Ambac Financial Group, Inc.(b)	112,418
4,784	American Equity Investment Life Holding Co.	105,009
2,002	American Financial Group, Inc.	109,950
2,280	American International Group, Inc.	109,349
982	American National Insurance Co.	102,128
1,041	Ameriprise Financial, Inc.	109,971
2,585	AMERISAFE, Inc.	106,941
1,838	Artisan Partners Asset Management, Inc., Class A	116,566
2,786	Aspen Insurance Holdings Ltd.	108,375
1,746	Assurant, Inc.	114,101
2,292	Axis Capital Holdings Ltd.	103,186
1,374	BofI Holding, Inc.(b)	113,698
1,573	Capital One Financial Corp.	111,070
4,633	Charles Schwab Corp. (The)	114,991
2,305	City Holding Co.	102,849
2,731	CNA Financial Corp.	107,274
6,704	CNO Financial Group, Inc.	113,566
3,478	Eagle Bancorp, Inc.(b)	115,643
3,475	Employers Holdings, Inc.	85,381
723	Everest Re Group Ltd.	104,661
2,471	FBL Financial Group, Inc., Class A	95,455
501	First Citizens BancShares, Inc., Class A	110,841
4,051	First Interstate BancSystem, Inc.	103,949
6,181	Flagstar Bancorp, Inc.(b)	128,997
3,786	Glacier Bancorp, Inc.	100,064
4,677	Green Dot Corp., Class A(b)	105,326
1,880	Hanover Insurance Group, Inc. (The)	104,396
4,784	Hilltop Holdings, Inc.(b)	113,811
3,692	Horace Mann Educators Corp.	103,007
12,355	Huntington Bancshares, Inc.	112,060
5,790	Investment Technology Group, Inc.(b)	95,535
2,210	Lincoln National Corp.	106,146
1,599	MarketAxess Holdings, Inc.	100,321
2,173	MetLife, Inc.	106,586
530	National Western Life Insurance Co., Class A	115,619
1,684	Navigators Group, Inc. (The)(b)	100,417
8,165	Och-Ziff Capital Management Group LLC, Class A	114,147
6,595	Old Republic International Corp.	103,014
1,095	PartnerRe Ltd.	107,496
4,717	PHH Corp.(b)	114,482
3,485	Pinnacle Financial Partners, Inc.	113,750
1,927	Portfolio Recovery Associates, Inc.(b)	96,774
2,240	Principal Financial Group, Inc.	97,597
4,090	PrivateBancorp, Inc.	116,933
2,364	Protective Life Corp.	115,860
1,269	Prudential Financial, Inc.	107,091
1,513	Reinsurance Group of America, Inc.	112,976
1,198	RenaissanceRe Holdings Ltd.	108,671
3,682	Renasant Corp.	106,005
1,769	StanCorp Financial Group, Inc.	113,658
3,560	Stewart Information Services Corp.	115,736
5,916	Symetra Financial Corp.	113,291
32,499	Synovus Financial Corp.	108,872
1,492	Torchmark Corp.	112,124
6,181	United Community Banks, Inc.(b)	103,099
3,812	United Fire Group, Inc.	95,681
3,356	Unum Group	108,063
1,767	Waddell & Reed Financial, Inc., Class A	114,537
2,576	Wells Fargo & Co.	116,796
1,493	WSFS Financial Corp.	107,197

		6,713,285

	Health Care - 10.8%
691	Actavis PLC(b)	130,585
2,076	Align Technology, Inc.(b)	123,356
1,608	AmerisourceBergen Corp.	108,090

Schedule of Investments(a)

2,347	AmSurg Corp.(b)	$97,987
1,744	Cardinal Health, Inc.	118,627
1,297	Cigna Corp.	111,944
3,713	Health Net, Inc.(b)	122,121
3,169	HealthSouth Corp.	98,619
995	Henry Schein, Inc.(b)	114,316
1,091	Humana, Inc.	106,154
1,853	Magellan Health Services, Inc.(b)	110,865
679	McKesson Corp.	118,424
3,376	Molina Healthcare, Inc.(b)	121,536
3,812	Myriad Genetics, Inc.(b)	105,326
1,980	Omnicare, Inc.	123,671
11,609	PDL BioPharma, Inc.	105,642
5,023	PharMerica Corp.(b)	122,260
3,447	Premier, Inc., Class A(b)	119,576
1,941	Questcor Pharmaceuticals, Inc.	130,066
1,515	WellCare Health Plans, Inc.(b)	98,642
1,213	WellPoint, Inc.	104,318

		2,392,125

	Industrials - 11.8%
1,932	Alamo Group, Inc.	97,025
1,448	Alaska Air Group, Inc.	114,493
929	Alliant Techsystems, Inc.	133,497
488	AMERCO	108,692
3,486	Arkansas Best Corp.	119,535
838	Boeing Co. (The)	104,968
1,420	CIRCOR International, Inc.	102,269
5,532	Comfort Systems USA, Inc.	94,265
3,914	Delta Air Lines, Inc.	119,808
1,589	EnerSys	108,147
7,257	Federal Signal Corp.(b)	89,406
1,371	Huntington Ingalls Industries, Inc. (b)	130,273
1,360	Hyster-Yale Materials Handling, Inc.	116,634
2,778	ITT Corp.	113,759
4,880	Kelly Services, Inc., Class A	117,022
1,096	L-3 Communications Holdings, Inc.	121,733
1,419	Manpowergroup, Inc.	110,540
1,000	Northrop Grumman Corp.	115,550
1,515	Proto Labs, Inc.(b)	120,230
6,131	R.R. Donnelley & Sons Co.	113,240
6,102	Southwest Airlines Co.	127,837
3,475	Spirit Aerosystems Holdings, Inc., Class A(b)	117,837
4,900	Swift Transportation Co.(b)	106,820

		2,603,580

	Information Technology - 14.4%
18,904	Amkor Technology, Inc.(b)	100,191
2,209	Arrow Electronics, Inc.(b)	113,498
4,936	Benchmark Electronics, Inc.(b)	112,195
3,437	CA, Inc.	110,259
5,621	Cirrus Logic, Inc.(b)	98,424
2,155	Computer Sciences Corp.	130,184
5,528	Convergys Corp.	112,605
3,929	CSG Systems International, Inc.	117,713
2,250	EchoStar Corp., Class A(b)	105,817
1,246	FEI Co.	116,775
1,896	First Solar, Inc.(b)	95,900
924	FleetCor Technologies, Inc.(b)	98,240
14,963	Flextronics International Ltd.(b)	121,948
4,147	Hewlett-Packard Co.	120,263
4,712	Insight Enterprises, Inc.(b)	99,423
5,595	Jabil Circuit, Inc.	100,542
1,984	Jack Henry & Associates, Inc.	110,668
3,207	Lexmark International, Inc., Class A	125,682
3,744	Manhattan Associates, Inc.(b)	126,248
7,971	Marvell Technology Group Ltd.	119,007
5,375	Micron Technology, Inc.(b)	123,840
1,664	SanDisk Corp.	115,731
5,123	Sykes Enterprises, Inc.(b)	107,378
2,188	Tech Data Corp.(b)	117,977
8,840	TiVo, Inc.(b)	109,528
2,878	Ubiquiti Networks, Inc.(b)	118,574
1,502	Western Digital Corp.	129,427

9,967	Xerox Corp.	$108,142

		3,166,179

	Materials - 3.3%
4,420	Boise Cascade Co.(b)	134,766
4,228	KapStone Paper and Packaging Corp.(b)	118,257
1,851	Packaging Corp. of America	119,575
2,832	Sonoco Products Co.	117,188
725	Terra Nitrogen Co. LP	113,926
1,001	Westlake Chemical Corp.	121,662

		725,374

	Telecommunication Services - 2.6%
2,008	Atlantic Tele-Network, Inc.	116,966
5,869	Consolidated Communications Holdings, Inc.	114,915
24,235	Frontier Communications Corp.	113,904
4,078	Telephone & Data Systems, Inc.	110,188
2,537	United States Cellular Corp.	112,364

		568,337

	Utilities - 0.5%
7,785	AES Corp. (The)	109,457

	Total Common Stocks and Other Equity Interests (Cost $21,338,574)	22,060,430

	Money Market Fund - 0.3%
68,165	Invesco Premier Portfolio – Institutional Class(c) (Cost $68,165)	68,165

	Total Investments (Cost $21,406,739)(d)-100.3%	22,128,595
	Other assets less liabilities-(0.3)%	(67,733)

	Net Assets-100.0%	$22,060,862

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $21,458,321. The net unrealized appreciation was $670,274 which consisted of aggregate gross unrealized appreciation of $1,280,938 and aggregate gross unrealized depreciation of $610,664.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.5%
27,394	Apollo Group, Inc.(b)	$884,552
1,485	Biglari Holdings, Inc.(b)	648,885
78,403	BorgWarner, Inc.	4,210,241
21,158	Cato Corp. (The), Class A	591,578
100,030	Denny’s Corp.(b)	686,206
77,570	DISH Network Corp., Class A(b)	4,373,397
1,069	Graham Holdings Co., Class B	669,258
18,471	ITT Educational Services, Inc.(b)	543,047
15,210	Jack in the Box, Inc.(b)	769,170
8,687	Lear Corp.	628,331
27,552	LIN Media LLC, Class A(b)	680,810
36,393	Sonic Corp.(b)	647,431
51,575	Starbucks Corp.	3,668,014
25,329	Wynn Resorts Ltd.	5,507,031

		24,507,951

	Consumer Staples - 8.8%
9,398	Andersons, Inc. (The)	777,590
139,043	Archer-Daniels-Midland Co.	5,489,418
21,964	Inter Parfums, Inc.	714,708
134,047	Kroger Co. (The)	4,839,097
6,254	Nu Skin Enterprises, Inc., Class A	532,528
48,809	Pilgrim’s Pride Corp. (Brazil)(b)	816,575
11,699	Sanderson Farms, Inc.	869,821
34,461	Spartan Stores, Inc.	778,474

		14,818,211

	Energy - 10.4%
92,539	Alon USA Partners LP (Israel)	1,421,399
73,446	Apache Corp.	5,894,776
7,906	Core Laboratories NV	1,414,542
186,448	Marathon Oil Corp.	6,113,630
49,910	PBF Energy, Inc., Class A	1,294,166
36,855	Western Refining, Inc.	1,441,399

		17,579,912

	Financials - 14.4%
26,855	AMBAC Financial Group, Inc.(b)	629,481
26,786	American Equity Investment Life Holding Co.	587,953
59,575	American International Group, Inc.	2,857,217
50,380	Arch Capital Group Ltd.(b)	2,710,948
15,712	Aspen Insurance Holdings Ltd.	611,197
9,780	Assurant, Inc.	639,123
12,927	Axis Capital Holdings Ltd.	581,974
121,072	Charles Schwab Corp. (The)	3,005,007
71,384	CNA Financial Corp.	2,803,964
13,834	FBL Financial Group, Inc., Class A	534,407
57,742	Lincoln National Corp.	2,773,348
13,237	Protective Life Corp.	648,745
33,391	Prudential Financial, Inc.	2,817,866
8,470	Reinsurance Group of America, Inc.	632,455
9,906	StanCorp Financial Group, Inc.	636,461
33,130	Symetra Financial Corp.	634,440
38,122	Third Point Reinsurance Ltd. (Bermuda)(b)	608,808
34,611	United Community Banks, Inc.(b)	577,311

		24,290,705

	Health Care - 12.2%
10,282	Align Technology, Inc.(b)	610,956
11,627	AmSurg Corp.(b)	485,427
311,307	Boston Scientific Corp.(b)	4,211,984
12,136	Corvel Corp.(b)	574,761

18,390	Health Net, Inc.(b)	$604,847
15,697	HealthSouth Corp.	488,491
31,622	Henry Schein, Inc.(b)	3,633,052
34,666	Humana, Inc.	3,373,002
9,180	Magellan Health Services, Inc.(b)	549,239
18,884	Myriad Genetics, Inc.(b)	521,765
57,503	PDL BioPharma, Inc.	523,277
24,881	PharMerica Corp.(b)	605,604
9,685	Questcor Pharmaceuticals, Inc.	648,992
38,812	WellPoint, Inc.	3,337,832
11,254	West Pharmaceutical Services, Inc.	534,002

		20,703,231

	Industrials - 12.0%
5,914	Alliant Techsystems, Inc.	849,842
22,031	Arkansas Best Corp.	755,443
153,925	Delta Air Lines, Inc.	4,711,644
10,048	EnerSys	683,867
8,719	Huntington Ingalls Industries, Inc.	828,479
30,848	Kelly Services, Inc., Class A	739,735
43,116	L-3 Communications Holdings, Inc.	4,788,894
38,752	R.R. Donnelley & Sons Co.	715,750
43,396	RPX Corp.(b)	703,883
42,420	SkyWest, Inc.	551,884
239,955	Southwest Airlines Co.	5,027,057

		20,356,478

	Information Technology - 18.6%
36,640	Benchmark Electronics, Inc.(b)	832,827
41,723	Cirrus Logic, Inc.(b)	730,570
29,164	CSG Systems International, Inc.	873,753
16,823	EchoStar Corp., Class A(b)	791,186
14,075	First Solar, Inc.(b)	711,913
35,491	FleetCor Technologies, Inc.(b)	3,773,403
111,079	Flextronics International Ltd.(b)	905,294
158,032	Hewlett-Packard Co.	4,582,928
14,831	Jack Henry & Associates, Inc.	827,273
23,805	Lexmark International, Inc., Class A	932,918
28,004	Manhattan Associates, Inc.(b)	944,295
56,810	MasterCard, Inc., Class A	4,299,381
204,841	Micron Technology, Inc.(b)	4,719,537
19,531	SS&C Technologies Holdings, Inc.(b)	758,193
21,370	Ubiquiti Networks, Inc.(b)	880,444
57,598	Western Digital Corp.	4,963,220

		31,527,135

	Materials - 3.9%
39,405	FutureFuel Corp.	644,666
20,916	Hi-Crush Partners LP	762,807
10,755	Packaging Corp. of America	694,773
48,026	W.R. Grace & Co.(b)	4,529,812

		6,632,058

	Telecommunication Services - 2.3%
6,688	Atlantic Tele-Network, Inc.	389,576
156,450	Sprint Corp. (Japan)(b)	1,293,842
8,452	United States Cellular Corp.	374,339
26,453	Verizon Communications, Inc.	1,270,273
113,302	Vonage Holdings Corp.(b)	522,322

		3,850,352

	Utilities - 2.9%
50,870	AES Corp. (The)	715,232
106,001	FirstEnergy Corp.	3,337,971
18,410	UGI Corp.	798,810

		4,852,013

	Total Common Stocks and Other Equity Interests (Cost $164,139,376)	169,118,046

	Money Market Fund - 0.1%
106,127	Invesco Premier Portfolio – Institutional Class(c) (Cost $106,127)	106,127

Schedule of Investments(a)

Total Investments (Cost $164,245,503)(d)-100.1%	$169,224,173
Other assets less liabilities-(0.1)%	(96,064)

Net Assets-100.0%	$169,128,109

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $164,707,850. The net unrealized appreciation was $4,516,323 which consisted of aggregate gross unrealized appreciation of $11,196,140 and aggregate gross unrealized depreciation of $6,679,817.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic OTC Portfolio (PWO)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 22.0%
7,169	Apollo Group, Inc., Class A(b)	$231,487
2,868	Capella Education Co.	178,935
17,637	Comcast Corp., Class A	960,335
26,178	Denny’s Corp.(b)	179,581
16,240	DISH Network Corp., Class A(b)	915,611
4,750	Iconix Brand Group, Inc.(b)	176,700
3,981	Jack in the Box, Inc.(b)	201,319
2,365	Red Robin Gourmet Burgers, Inc.(b)	152,377
9,524	Sonic Corp.(b)	169,432
10,798	Starbucks Corp.	767,954
21,891	Wendy’s Co. (The)	198,551
5,303	Wynn Resorts Ltd.	1,152,978

		5,285,260

	Consumer Staples - 4.6%
3,444	Andersons, Inc. (The)	284,956
10,145	Green Mountain Coffee Roasters, Inc.	821,745

		1,106,701

	Energy - 1.3%
3,376	Alliance Holdings GP LP	211,101
4,398	Tesco Corp.(b)	92,886

		303,987

	Financials - 5.7%
1,895	AMBAC Financial Group, Inc.(b)	44,419
2,320	American National Insurance Co.	241,280
1,047	AMERISAFE, Inc.	43,314
6,411	AmTrust Financial Services, Inc.	206,947
4,556	Arch Capital Group Ltd.(b)	245,158
548	BofI Holding, Inc.(b)	45,347
1,604	First Interstate BancSystem, Inc.	41,159
2,445	First Midwest Bancorp, Inc.	39,047
1,500	Glacier Bancorp, Inc.	39,645
29,199	Huntington Bancshares, Inc.(b)	264,835
210	National Western Life Insurance Co., Class A	45,811
687	Navigators Group, Inc. (The)(b)	40,966
2,448	United Community Banks, Inc.(b)	40,833
605	WSFS Financial Corp.	43,439

		1,382,200

	Health Care - 15.5%
11,267	Align Technology, Inc.(b)	669,485
2,427	AmSurg Corp., Class A(b)	101,327
2,533	Corvel Corp.(b)	119,963
9,163	Endo Health Solutions, Inc.(b)	603,658
2,289	LifePoint Hospitals, Inc.(b)	121,340
1,916	Magellan Health Services, Inc.(b)	114,634
3,942	Myriad Genetics, Inc.(b)	108,918
3,527	NuVasive, Inc.(b)	132,051
4,836	Omnicell, Inc.(b)	124,866
12,003	PDL BioPharma, Inc.	109,227
10,613	Questcor Pharmaceuticals, Inc.	711,177
6,669	United Therapeutics Corp.(b)	684,373
3,915	VCA Antech, Inc.(b)	125,045

		3,726,064

	Industrials - 4.1%
1,810	Arkansas Best Corp.	62,065
1,006	Huron Consulting Group, Inc.(b)	66,637
2,574	Kelly Services, Inc., Class A	61,725
18,865	R.R. Donnelley & Sons Co.	348,437
3,561	RPX Corp.(b)	57,759

3,472	SkyWest, Inc.	$45,171
7,608	Spirit Airlines, Inc.(b)	356,815

		998,609

	Information Technology - 45.6%
16,226	Amkor Technology, Inc.(b)	85,998
8,043	Automatic Data Processing, Inc.	616,094
2,664	Blackbaud, Inc.	91,801
11,076	Brocade Communications Systems, Inc.(b)	103,450
19,504	CA, Inc.	625,688
2,286	Cardtronics, Inc.(b)	88,057
4,824	Cirrus Logic, Inc.(b)	84,468
3,578	comScore, Inc.(b)	98,073
2,906	Comverse, Inc.(b)	104,732
3,456	CoStar Group, Inc.(b)	594,570
3,372	CSG Systems International, Inc.	101,025
1,945	EchoStar Corp., Class A(b)	91,473
2,458	Electronics for Imaging, Inc.(b)	104,145
2,009	Euronet Worldwide, Inc.(b)	86,106
1,069	FEI Co.	100,187
10,759	First Solar, Inc.(b)	544,190
11,714	Fiserv, Inc.(b)	656,570
12,844	Flextronics International Ltd.(b)	104,679
4,002	Insight Enterprises, Inc.(b)	84,442
1,715	Jack Henry & Associates, Inc.	95,663
3,208	Manhattan Associates, Inc.(b)	108,174
45,230	Marvell Technology Group Ltd.	675,284
1,759	Measurement Specialties, Inc.(b)	97,044
4,322	Mentor Graphics Corp.	89,898
30,503	Micron Technology, Inc.(b)	702,789
14,718	Paychex, Inc.	615,507
4,196	PDF Solutions, Inc.(b)	99,445
1,914	Pegasystems, Inc.	86,972
2,388	Plexus Corp.(b)	93,371
9,444	SanDisk Corp.	656,830
6,289	Sanmina Corp.(b)	105,152
6,189	Sapient Corp.(b)	99,210
2,294	ScanSource, Inc.(b)	86,117
8,919	Splunk, Inc.(b)	687,031
2,258	SS&C Technologies Holdings, Inc.(b)	87,655
2,113	Stamps.com, Inc.(b)	83,379
3,176	SunPower Corp. (France)(b)	102,775
4,397	Sykes Enterprises, Inc.(b)	92,161
1,091	Syntel, Inc.(b)	91,917
3,791	TeleTech Holdings, Inc.(b)	82,720
14,968	Texas Instruments, Inc.	634,643
7,588	TiVo, Inc.(b)	94,015
2,471	Ubiquiti Networks, Inc.(b)	101,805
621	Ultimate Software Group, Inc. (The)(b)	101,366
3,410	Web.com Group, Inc.(b)	115,258
8,577	Western Digital Corp.	739,080

		10,991,009

	Materials - 0.5%
1,075	A. Schulman, Inc.	36,518
1,011	Sigma-Aldrich Corp.	93,992

		130,510

	Telecommunication Services - 0.6%
756	Atlantic Tele-Network, Inc.	44,037
21,143	Frontier Communications Corp.	99,372

		143,409

	Total Common Stocks and Other Equity Interests (Cost $22,090,395)	24,067,749

	Money Market Fund - 0.3%
65,853	Invesco Premier Portfolio – Institutional Class(c) (Cost $65,853)	65,853

	Total Investments (Cost $22,156,248)(d)-100.2%	24,133,602
	Other assets less liabilities-(0.2)%	(51,860)

	Net Assets-100.0%	$24,081,742

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,266,493. The net unrealized appreciation was $1,867,109 which consisted of aggregate gross unrealized appreciation of $2,369,811 and aggregate gross unrealized depreciation of $502,702.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.1%
15,010	Abercrombie & Fitch Co., Class A	$531,054
9,055	Advance Auto Parts, Inc.	1,039,605
22,824	Aeropostale, Inc.(b)(c)	160,909
11,559	Amazon.com, Inc.(c)	4,146,098
31,419	American Eagle Outfitters, Inc.	425,099
10,572	ANN, Inc.(c)	341,898
51,798	Apollo Group, Inc., Class A(c)	1,672,557
17,829	Ascena Retail Group, Inc.(c)	334,472
18,352	Autoliv, Inc.	1,663,976
9,844	AutoNation, Inc.(c)	486,195
3,248	AutoZone, Inc.(c)	1,607,955
27,890	Barnes & Noble, Inc.(c)	375,957
29,153	Bed Bath & Beyond, Inc.(c)	1,861,419
224,088	Best Buy Co., Inc.	5,275,032
19,145	Big Lots, Inc.(c)	512,895
22,238	BorgWarner, Inc.	1,194,181
14,119	Brinker International, Inc.	682,795
9,079	Brunswick Corp.	376,415
69,079	Cablevision Systems Corp., Class A	1,108,027
28,807	Caesars Entertainment Corp.(b)(c)	634,042
113,027	Career Education Corp.(c)	614,867
31,279	CarMax, Inc.(c)	1,410,996
53,275	Carnival Corp.	2,087,847
1,217	CBS Corp., Class A	71,401
74,376	CBS Corp., Class B	4,367,359
10,852	Charter Communications, Inc., Class A(c)	1,486,724
1,254	Chipotle Mexican Grill, Inc.(c)	692,158
14,848	Cinemark Holdings, Inc.	435,195
18,945	Coach, Inc.	907,276
332,774	Comcast Corp., Class A	17,979,174
14,854	Cooper Tire & Rubber Co.	347,584
22,784	CST Brands, Inc.	727,493
33,792	D.R. Horton, Inc.	793,436
51,448	Dana Holding Corp.	973,396
27,631	Darden Restaurants, Inc.	1,366,077
33,983	Delphi Automotive PLC (United Kingdom)	2,069,225
9,765	DeVry, Inc.	352,907
7,596	Dick’s Sporting Goods, Inc.	398,790
5,644	Dillard’s, Inc., Class A	492,721
88,924	DIRECTV(c)	6,173,993
9,310	Discovery Communications, Inc., Class A(c)	742,752
5,629	Discovery Communications, Inc., Class C(c)	414,970
33,451	DISH Network Corp., Class A(c)	1,885,967
27,934	Dollar General Corp.(c)	1,573,243
19,716	Dollar Tree, Inc.(c)	996,052
10,400	Domino’s Pizza, Inc.	734,344
8,505	Expedia, Inc.	552,655
13,239	Family Dollar Stores, Inc.	818,435
23,402	Foot Locker, Inc.	903,317
1,343,842	Ford Motor Co.	20,103,876
3,613	Fossil Group, Inc.(c)	404,042
55,822	GameStop Corp., Class A	1,957,678
71,111	Gannett Co., Inc.	1,957,686
42,022	Gap, Inc. (The)	1,600,198
19,861	Garmin Ltd.(b)	894,738
330,201	General Motors Co.(c)	11,913,652

17,769	Gentex Corp.	$575,538
24,868	Genuine Parts Co.	2,045,393
9,115	GNC Holdings, Inc., Class A	465,868
169,309	Goodyear Tire & Rubber Co. (The)	4,005,851
1,408	Graham Holdings Co., Class B	881,492
6,480	Group 1 Automotive, Inc.	396,122
15,453	Guess?, Inc.	433,457
40,875	H&R Block, Inc.	1,242,600
16,252	Hanesbrands, Inc.	1,156,167
25,345	Harley-Davidson, Inc.	1,563,533
10,060	Harman International Industries, Inc.	1,040,506
19,692	Hasbro, Inc.	967,271
172,812	Home Depot, Inc. (The)	13,280,602
7,026	Hyatt Hotels Corp., Class A(c)	335,773
50,512	International Game Technology	728,888
68,124	Interpublic Group of Cos., Inc. (The)	1,111,784
22,911	ITT Educational Services, Inc.(b)(c)	673,583
79,729	J.C. Penney Co., Inc.(b)(c)	471,996
9,941	Jack in the Box, Inc.(c)	502,716
15,033	Jarden Corp.(c)	908,745
7,736	John Wiley & Sons, Inc., Class A	418,827
166	John Wiley & Sons, Inc., Class B	8,969
143,610	Johnson Controls, Inc.	6,623,293
36,963	Jones Group, Inc. (The)	545,204
52,578	Kohl’s Corp.	2,662,024
41,125	L Brands, Inc.	2,153,305
9,855	Lamar Advertising Co., Class A(c)	479,544
19,833	Las Vegas Sands Corp.	1,517,621
21,846	Lear Corp.	1,580,121
26,431	Leggett & Platt, Inc.	793,459
14,051	Lennar Corp., Class A	564,288
823	Lennar Corp., Class B	26,945
20,956	Liberty Global PLC, Class A (United Kingdom)(c)	1,675,013
156	Liberty Global PLC, Class B (United Kingdom)(c)	12,560
17,711	Liberty Global PLC, Class C (United Kingdom)(c)	1,405,014
99,889	Liberty Interactive Corp., Class A(c)	2,668,035
243	Liberty Interactive Corp., Class B(c)	6,459
3,490	Liberty Media Corp., Class A(c)	459,249
16	Liberty Media Corp., Class B(c)	2,099
49,081	Live Nation Entertainment, Inc.(c)	1,043,953
20,735	LKQ Corp.(c)	561,296
190,802	Lowe’s Cos., Inc.	8,832,225
83,785	Macy’s, Inc.	4,457,362
25,715	Marriott International, Inc., Class A	1,267,750
38,260	Mattel, Inc.(c)	1,447,758
107,913	McDonald’s Corp.	10,162,167
108,517	MGM Resorts International(c)	2,643,474
9,267	Mohawk Industries, Inc.(c)	1,317,582
12,047	Murphy USA, Inc.(c)	466,701
1,923	Netflix, Inc.(c)	787,142
34,772	New York Times Co. (The), Class A	491,676
48,673	Newell Rubbermaid, Inc.	1,503,996
40,827	News Corp., Class A(c)	651,599
11,794	News Corp., Class B(c)	184,104
52,617	NIKE, Inc., Class B	3,833,148
21,860	Nordstrom, Inc.	1,255,857
605	NVR, Inc.(c)	697,813
245,111	Office Depot, Inc.(c)	1,198,593
40,275	Omnicom Group, Inc.	2,923,160
9,751	O’Reilly Automotive, Inc.(c)	1,277,186
1,864	Panera Bread Co., Class A(c)	315,146
10,686	Penn National Gaming, Inc.(c)	125,347
14,827	Penske Automotive Group, Inc.	636,227
11,249	PetSmart, Inc.	708,687
3,997	Polaris Industries, Inc.	500,424
1,210	priceline.com, Inc.(c)	1,385,317
22,513	PulteGroup, Inc.	457,464
4,698	PVH Corp.	567,847
174,680	RadioShack Corp.(b)(c)	419,232
4,102	Ralph Lauren Corp., Class A	643,563

Schedule of Investments(a)

46,740	Regal Entertainment Group, Class A	$911,430
16,987	Regis Corp.	209,450
17,015	Rent-A-Center, Inc.	424,354
17,602	Ross Stores, Inc.	1,195,352
34,917	Royal Caribbean Cruises Ltd.	1,731,883
12,994	Sally Beauty Holdings, Inc.(c)	368,770
5,495	Scripps Networks Interactive, Inc., Class A	398,497
35,922	Sears Holdings Corp.(b)(c)	1,306,483
31,416	Service Corp. International	556,063
10,765	Signet Jewelers Ltd.	856,356
19,282	Sonic Automotive, Inc., Class A	432,495
240,957	Staples, Inc.	3,170,994
32,790	Starbucks Corp.	2,332,025
19,140	Starwood Hotels & Resorts Worldwide, Inc.	1,429,949
17,984	Starz, Class A(c)	503,192
75	Starz, Class B(c)	2,134
141,677	Target Corp.	8,024,585
19,166	Tenneco, Inc.(c)	1,089,395
11,895	Tiffany & Co.	989,545
52,168	Time Warner Cable, Inc.	6,952,429
179,520	Time Warner, Inc.	11,279,242
61,685	TJX Cos., Inc. (The)	3,538,252
14,359	Toll Brothers, Inc.(c)	527,693
5,798	Tractor Supply Co.	385,625
63,183	TravelCenters of America LLC(c)	543,374
29,887	TRW Automotive Holdings Corp.(c)	2,216,121
4,882	Tupperware Brands Corp.	382,554
164,375	Twenty-First Century Fox, Inc., Class A	5,230,413
46,527	Twenty-First Century Fox, Inc., Class B	1,453,503
8,549	Urban Outfitters, Inc.(c)	306,225
12,007	Valassis Communications, Inc.	408,238
36,008	VF Corp.	2,104,668
1,356	Viacom, Inc., Class A	111,707
44,771	Viacom, Inc., Class B	3,675,699
17,359	Visteon Corp.(c)	1,406,253
182,128	Walt Disney Co. (The)	13,224,314
65,133	Wendy’s Co. (The)(b)	590,756
20,077	Whirlpool Corp.	2,676,264
9,762	Williams-Sonoma, Inc.	532,224
14,204	Wyndham Worldwide Corp.	1,007,632
12,202	Wynn Resorts Ltd.	2,652,959
37,768	Yum! Brands, Inc.	2,536,121

		314,461,733

	Consumer Staples - 9.3%
379,490	Altria Group, Inc.	13,365,638
5,854	Andersons, Inc. (The)	484,360
227,614	Archer-Daniels-Midland Co.	8,986,201
102,384	Avon Products, Inc.	1,524,498
19,981	Beam, Inc.	1,664,417
4,271	Brown-Forman Corp., Class A	328,952
9,683	Brown-Forman Corp., Class B	745,591
60,003	Bunge Ltd.	4,545,827
26,124	Campbell Soup Co.	1,076,570
7,233	Casey’s General Stores, Inc.	496,690
61,624	Chiquita Brands International, Inc.(c)	651,982
9,288	Church & Dwight Co., Inc.	599,819
15,310	Clorox Co. (The)	1,351,414
408,291	Coca-Cola Co. (The)	15,441,566
51,562	Coca-Cola Enterprises, Inc.	2,232,119
78,713	Colgate-Palmolive Co.	4,819,597
70,956	ConAgra Foods, Inc.	2,255,691
17,008	Constellation Brands, Inc., Class A(c)	1,304,003
106	Constellation Brands, Inc., Class B(c)	8,138
69,091	Costco Wholesale Corp.	7,763,065
239,147	CVS Caremark Corp.	16,195,035
51,782	Dean Foods Co.(c)	818,156
26,726	Dr Pepper Snapple Group, Inc.	1,279,641
9,930	Energizer Holdings, Inc.	938,385
11,922	Estee Lauder Cos., Inc. (The), Class A	819,518

19,345	Flowers Foods, Inc.	$405,278
10,853	Fresh Del Monte Produce, Inc.	287,170
87,230	General Mills, Inc.	4,188,785
7,162	Green Mountain Coffee Roasters, Inc.(b)	580,122
11,939	Herbalife Ltd. (Cayman Islands)(b)	768,513
11,989	Hershey Co. (The)	1,191,707
58,689	Hillshire Brands Co.	2,090,502
15,386	Hormel Foods Corp.	699,140
9,891	Ingredion, Inc.	616,209
14,740	JM Smucker Co. (The)	1,420,789
32,657	Kellogg Co.	1,893,453
54,285	Kimberly-Clark Corp.	5,937,150
97,414	Kraft Foods Group, Inc.	5,099,623
217,656	Kroger Co. (The)	7,857,382
66,795	Lorillard, Inc.	3,287,650
695	McCormick & Co., Inc.	44,966
10,717	McCormick & Co., Inc., Non-Voting	687,817
9,865	Mead Johnson Nutrition Co.	758,520
26,231	Molson Coors Brewing Co., Class B	1,380,800
431,817	Mondelez International, Inc., Class A	14,142,007
5,709	Monster Beverage Corp.(c)	387,641
35,573	Pantry, Inc. (The)(c)	519,722
189,479	PepsiCo, Inc.	15,226,532
144,308	Philip Morris International, Inc.	11,276,227
7,641	Post Holdings, Inc.(c)	409,023
365,145	Procter & Gamble Co. (The)	27,977,410
57,311	Reynolds American, Inc.	2,779,584
1,011,808	Rite Aid Corp.(c)	5,615,534
169,020	Safeway, Inc.	5,280,185
847,603	SUPERVALU, Inc.(c)	4,899,145
140,327	Sysco Corp.	4,922,671
5,701	TreeHouse Foods, Inc.(c)	375,354
96,006	Tyson Foods, Inc., Class A	3,590,624
7,620	United Natural Foods, Inc.(c)	514,883
7,612	Universal Corp.	390,648
171,911	Walgreen Co.	9,859,096
355,755	Wal-Mart Stores, Inc.	26,567,783
23,309	Whole Foods Market, Inc.	1,218,128

		264,844,646

	Energy - 11.6%
172,472	Alpha Natural Resources, Inc.(c)	979,641
59,275	Anadarko Petroleum Corp.	4,782,900
76,999	Apache Corp.	6,179,940
159,622	Arch Coal, Inc.(b)	676,797
7,107	Atwood Oceanics, Inc.(c)	336,872
78,854	Baker Hughes, Inc.	4,466,291
18,365	Bill Barrett Corp.(b)(c)	514,404
14,004	Cabot Oil & Gas Corp.	559,880
23,559	Cameron International Corp.(c)	1,412,833
193,909	Chesapeake Energy Corp.	5,218,091
413,478	Chevron Corp.	46,156,549
10,541	Cimarex Energy Co.	1,032,807
19,213	Cloud Peak Energy, Inc.(c)	359,859
6,897	Concho Resources, Inc.(c)	674,458
563,539	ConocoPhillips	36,601,858
36,746	CONSOL Energy, Inc.	1,372,463
23,397	Cosan Ltd., Class A (Brazil)	270,469
55,588	Denbury Resources, Inc.(c)	893,299
92,667	Devon Energy Corp.	5,487,740
21,526	Diamond Offshore Drilling, Inc.	1,044,872
7,090	Dresser-Rand Group, Inc.(c)	404,130
11,947	Energen Corp.	844,892
28,093	Ensco PLC, Class A	1,415,044
22,606	EOG Resources, Inc.	3,735,415
14,079	EQT Corp.	1,306,672
52,254	EXCO Resources, Inc.(b)	268,063
21,435	Exterran Holdings, Inc.(c)	744,652
839,492	Exxon Mobil Corp.	77,367,583
14,899	FMC Technologies, Inc.(c)	736,607
67,414	Forest Oil Corp.(c)	205,613
107,727	Halliburton Co.	5,279,700
21,995	Helix Energy Solutions Group, Inc.(c)	448,478

Schedule of Investments(a)

10,566	Helmerich & Payne, Inc.	$930,231
79,365	Hess Corp.	5,991,264
22,569	HollyFrontier Corp.	1,044,945
44,589	Key Energy Services, Inc.(c)	325,054
44,696	Kinder Morgan, Inc.	1,520,111
231,460	Marathon Oil Corp.	7,589,573
64,772	Marathon Petroleum Corp.	5,638,403
58,848	McDermott International, Inc.(c)	490,792
52,413	Murphy Oil Corp.	2,967,100
98,677	Nabors Industries Ltd.	1,685,403
54,433	National Oilwell Varco, Inc.	4,083,019
50,325	Newfield Exploration Co.(c)	1,246,550
46,852	Noble Corp. PLC	1,453,818
30,021	Noble Energy, Inc.	1,871,209
127,079	Occidental Petroleum Corp.	11,128,308
6,246	Oceaneering International, Inc.	425,665
8,464	Oil States International, Inc.(c)	795,193
40,212	ONEOK, Inc.	2,754,120
26,935	Patterson-UTI Energy, Inc.	691,960
73,642	Peabody Energy Corp.	1,255,596
236,357	Phillips 66	17,275,333
7,713	Pioneer Natural Resources Co.	1,305,965
27,789	QEP Resources, Inc.	858,402
6,500	Range Resources Corp.	560,235
20,813	Rowan Cos. PLC, Class A(c)	652,904
70,072	SandRidge Energy, Inc.(b)(c)	430,943
122,995	Schlumberger Ltd.	10,770,672
7,124	SEACOR Holdings, Inc.(c)	599,698
6,339	SM Energy Co.	524,616
34,239	Southwestern Energy Co.(c)	1,393,185
107,593	Spectra Energy Corp.	3,867,968
19,947	Superior Energy Services, Inc.	471,547
6,181	Targa Resources Corp.	558,082
11,466	Teekay Corp. (Bermuda)	621,113
34,951	Tesoro Corp.	1,800,676
9,994	Tidewater, Inc.	518,189
27,674	Ultra Petroleum Corp.(b)(c)	662,792
11,318	Unit Corp.(c)	565,560
200,815	Valero Energy Corp.	10,261,647
217,661	Weatherford International Ltd.(c)	2,947,130
11,570	Western Refining, Inc.(b)	452,503
15,012	Whiting Petroleum Corp.(c)	876,401
66,588	Williams Cos., Inc. (The)	2,696,148
29,067	World Fuel Services Corp.	1,241,742
120,120	WPX Energy, Inc.(c)	2,288,286

		329,868,923

	Financials - 21.8%
57,469	ACE Ltd.	5,391,167
3,100	Affiliated Managers Group, Inc.(c)	617,644
82,867	Aflac, Inc.	5,202,390
7,913	Alexandria Real Estate Equities, Inc. REIT	554,939
1,240	Alleghany Corp.(c)	461,689
7,124	Allied World Assurance Co. Holdings AG	733,202
119,228	Allstate Corp. (The)	6,104,474
6,595	American Campus Communities, Inc. REIT	229,242
24,385	American Capital Agency Corp. REIT	510,866
121,484	American Express Co.	10,328,570
21,752	American Financial Group, Inc.	1,194,620
446,599	American International Group, Inc.	21,418,888
9,940	American Tower Corp. REIT	803,947
31,661	Ameriprise Financial, Inc.	3,344,668
266,715	Annaly Capital Management, Inc. REIT	2,872,521
47,080	Anworth Mortgage Asset Corp. REIT	220,805
34,832	Aon PLC (United Kingdom)	2,802,583
24,072	Apartment Investment & Management Co., Class A REIT	673,294
20,587	Arch Capital Group Ltd.(c)	1,107,786
15,775	Arthur J. Gallagher & Co.	729,278
16,382	Aspen Insurance Holdings Ltd.	637,260

42,542	Associated Banc-Corp.	$700,667
33,639	Assurant, Inc.	2,198,309
29,536	Assured Guaranty Ltd.	624,686
34,638	Astoria Financial Corp.	458,607
9,051	AvalonBay Communities, Inc. REIT	1,117,798
23,328	Axis Capital Holdings Ltd.	1,050,227
21,195	BancorpSouth, Inc.	499,566
4,433,394	Bank of America Corp.	74,259,349
8,487	Bank of Hawaii Corp.	481,892
239,087	Bank of New York Mellon Corp. (The)	7,641,221
163,300	BB&T Corp.	6,109,053
274,209	Berkshire Hathaway, Inc., Class B(c)	30,601,724
22,248	BioMed Realty Trust, Inc. REIT	434,058
14,677	BlackRock, Inc.	4,409,998
16,488	Boston Properties, Inc. REIT	1,782,188
36,311	Brandywine Realty Trust REIT	517,432
8,670	BRE Properties, Inc. REIT	512,397
11,484	Brown & Brown, Inc.	361,631
8,335	Camden Property Trust REIT	515,270
118,645	Capital One Financial Corp.	8,377,523
64,500	CapitalSource, Inc.	885,585
31,273	Capitol Federal Financial, Inc.	374,338
27,785	Capstead Mortgage Corp. REIT	350,647
22,541	CBL & Associates Properties, Inc. REIT	382,972
27,576	CBRE Group, Inc., Class A(c)	731,867
142,666	Charles Schwab Corp. (The)	3,540,970
208,044	Chimera Investment Corp. REIT	649,097
51,381	Chubb Corp. (The)	4,343,750
28,969	Cincinnati Financial Corp.	1,403,548
33,965	CIT Group, Inc.	1,581,071
895,049	Citigroup, Inc.	42,452,174
7,766	City National Corp.	561,870
52,022	CME Group, Inc.	3,889,165
104,835	CNO Financial Group, Inc.	1,775,905
45,690	Comerica, Inc.	2,092,602
15,105	Commerce Bancshares, Inc.	656,614
26,402	CommonWealth REIT	648,961
14,084	Corporate Office Properties Trust REIT	349,987
11,918	Corrections Corp. of America REIT	400,087
9,913	Cullen/Frost Bankers, Inc.	733,760
24,257	CYS Investments, Inc. REIT	192,115
43,395	DCT Industrial Trust, Inc. REIT	312,444
30,600	DDR Corp. REIT	479,502
36,878	DiamondRock Hospitality Co. REIT	427,047
9,155	Digital Realty Trust, Inc. REIT(b)	466,813
65,535	Discover Financial Services	3,515,953
15,610	Douglas Emmett, Inc. REIT	396,962
48,437	Duke Realty Corp. REIT	760,945
86,032	E*TRADE Financial Corp.(c)	1,722,361
16,156	East West Bancorp, Inc.	540,580
7,852	Eaton Vance Corp.	298,926
11,426	Endurance Specialty Holdings Ltd.	598,608
7,053	EPR Properties REIT	360,267
34,065	Equity Residential REIT	1,886,520
4,250	Erie Indemnity Co., Class A	298,222
3,063	Essex Property Trust, Inc. REIT	485,087
9,764	Everest Re Group Ltd.	1,413,437
26,747	F.N.B. Corp.	316,684
5,420	Federal Realty Investment Trust REIT	590,780
23,382	Federated Investors, Inc., Class B(b)	628,742
46,928	Fidelity National Financial, Inc., Class A	1,480,099
207,445	Fifth Third Bancorp	4,360,494
21,980	First American Financial Corp.	569,722
58,833	First Horizon National Corp.	691,876
90,707	First Niagara Financial Group, Inc.	783,708
9,957	First Republic Bank	483,213
26,516	FirstMerit Corp.	539,601
37,378	Franklin Resources, Inc.	1,944,030
41,207	Fulton Financial Corp.	508,906
10,257	Gaming and Leisure Properties, Inc. REIT	355,918

Schedule of Investments(a)

49,872	General Growth Properties, Inc. REIT	$1,004,422
305,873	Genworth Financial, Inc., Class A(c)	4,511,627
8,301	Geo Group, Inc. (The) REIT	277,917
96,425	Goldman Sachs Group, Inc. (The)	15,825,271
12,633	Hancock Holding Co.	437,102
13,570	Hanover Insurance Group, Inc. (The)	753,542
233,266	Hartford Financial Services Group, Inc. (The)	7,756,094
16,885	Hatteras Financial Corp. REIT	302,917
17,845	HCC Insurance Holdings, Inc.	765,729
38,327	HCP, Inc. REIT	1,500,502
18,319	Health Care REIT, Inc. REIT	1,061,036
10,775	Healthcare Realty Trust, Inc. REIT	246,963
11,234	Highwoods Properties, Inc. REIT	417,231
6,222	Home Properties, Inc. REIT	346,877
34,021	Hospitality Properties Trust REIT	874,340
92,445	Host Hotels & Resorts, Inc. REIT	1,700,064
136,835	Hudson City Bancorp, Inc.	1,236,988
196,387	Huntington Bancshares, Inc.	1,781,230
30,589	Interactive Brokers Group, Inc., Class A	648,487
4,257	IntercontinentalExchange Group, Inc.	888,819
62,694	Invesco Ltd.(d)	2,084,576
14,370	Invesco Mortgage Capital, Inc. REIT(d)	225,753
48,477	iStar Financial, Inc. REIT(c)	747,515
31,981	Janus Capital Group, Inc.	351,471
4,788	Jones Lang LaSalle, Inc.	547,077
900,878	JPMorgan Chase & Co.	49,872,606
15,537	Kemper Corp.	570,985
253,666	KeyCorp	3,236,778
6,223	Kilroy Realty Corp. REIT	328,574
49,726	Kimco Realty Corp. REIT	1,039,771
11,537	LaSalle Hotel Properties REIT	354,878
34,446	Legg Mason, Inc.	1,458,788
23,523	Leucadia National Corp.	642,884
34,214	Lexington Realty Trust REIT	369,853
20,329	Liberty Property Trust REIT	739,976
88,743	Lincoln National Corp.	4,262,326
72,734	Loews Corp.	3,243,209
19,132	M&T Bank Corp.	2,133,409
12,847	Macerich Co. (The) REIT	727,140
22,772	Mack-Cali Realty Corp. REIT	460,678
1,477	Markel Corp.(c)	796,310
69,570	Marsh & McLennan Cos., Inc.	3,180,045
38,973	McGraw-Hill Financial, Inc.	2,963,507
8,630	Mercury General Corp.	395,513
263,666	MetLife, Inc.	12,932,817
64,264	MFA Financial, Inc. REIT	468,485

4,563	Mid-America Apartment Communities, Inc. REIT	294,496
14,235	Moody’s Corp.	1,061,646
358,057	Morgan Stanley	10,566,262
18,014	MSCI, Inc., Class A(c)	769,558
28,417	NASDAQ OMX Group, Inc. (The)	1,084,109
10,654	National Retail Properties, Inc. REIT(b)	353,713
119,600	New York Community Bancorp, Inc.(b)	1,936,324
36,839	Northern Trust Corp.	2,218,445
72,918	Old Republic International Corp.	1,138,979
14,630	PartnerRe Ltd.	1,436,227
83,270	People’s United Financial, Inc.(b)	1,183,267
41,915	PHH Corp.(c)	1,017,277
37,971	Piedmont Office Realty Trust, Inc., Class A REIT(b)	632,977
6,241	Platinum Underwriters Holdings Ltd.	354,738
19,803	Plum Creek Timber Co., Inc. REIT	852,915
112,475	PNC Financial Services Group, Inc.	8,984,503
33,260	Popular, Inc.(c)	878,064
13,410	Primerica, Inc.	564,963
70,764	Principal Financial Group, Inc.	3,083,187
7,128	ProAssurance Corp.	331,167
117,158	Progressive Corp. (The)	2,722,752
48,157	Prologis, Inc. REIT	1,866,565
29,273	Protective Life Corp.	1,434,670

144,051	Prudential Financial, Inc.	$12,156,464
9,757	Public Storage REIT	1,537,606
12,618	Raymond James Financial, Inc.	642,382
12,821	Rayonier, Inc. REIT	567,457
10,402	Realty Income Corp. REIT(b)	424,194
14,315	Redwood Trust, Inc. REIT(b)	267,691
10,549	Regency Centers Corp. REIT	507,829
439,198	Regions Financial Corp.	4,466,644
22,238	Reinsurance Group of America, Inc.	1,660,511
7,545	RenaissanceRe Holdings Ltd.	684,407
13,635	RLJ Lodging Trust REIT	340,602
9,992	SEI Investments Co.	340,328
13,025	Selective Insurance Group, Inc.	306,348
17,968	Senior Housing Properties Trust REIT	404,639
4,009	Signature Bank(c)	489,339
17,516	Simon Property Group, Inc. REIT	2,712,177
10,409	SL Green Realty Corp. REIT	976,052
77,597	SLM Corp.	1,766,108
14,209	StanCorp Financial Group, Inc.	912,928
10,482	Starwood Property Trust, Inc. REIT	316,556
69,079	State Street Corp.	4,624,839
162,813	SunTrust Banks, Inc.	6,027,337
31,900	Susquehanna Bancshares, Inc.	345,477
5,511	SVB Financial Group(c)	618,500
38,895	Symetra Financial Corp.	744,839
245,400	Synovus Financial Corp.	822,090
18,820	T. Rowe Price Group, Inc.	1,476,241
4,144	Taubman Centers, Inc. REIT	269,443
38,223	TCF Financial Corp.	615,390
19,874	TD Ameritrade Holding Corp.	621,063
18,341	Torchmark Corp.	1,378,326
103,796	Travelers Cos., Inc. (The)	8,436,539
303,774	U.S. Bancorp	12,068,941
29,122	UDR, Inc. REIT	708,829
82,989	Unum Group	2,672,246
15,674	Validus Holdings Ltd.	563,010
43,837	Valley National Bancorp	424,781
24,647	Ventas, Inc. REIT	1,537,726
24,057	Vornado Realty Trust REIT	2,209,154
20,362	W.R. Berkley Corp.	789,231
7,664	Waddell & Reed Financial, Inc., Class A	496,780
11,267	Washington REIT	262,521
22,568	Washington Federal, Inc.	493,788
15,035	Webster Financial Corp.	456,162
15,727	Weingarten Realty Investors REIT	455,926
954,899	Wells Fargo & Co.	43,295,121
189,803	Weyerhaeuser Co. REIT	5,671,314
1,138	White Mountains Insurance Group Ltd.	642,629
26,914	Willis Group Holdings PLC	1,158,917
67,235	XL Group PLC	1,932,334
49,012	Zions Bancorp.	1,409,095

		619,755,698

	Health Care - 11.0%
370,359	Abbott Laboratories	13,577,361
143,685	AbbVie, Inc.	7,073,613
11,330	Actavis PLC(c)	2,141,143
85,222	Aetna, Inc.	5,823,219
31,788	Agilent Technologies, Inc.	1,848,472
17,605	Alere, Inc.(c)	667,229
12,556	Allergan, Inc.	1,438,918
105,740	AmerisourceBergen Corp.	7,107,843
53,993	Amgen, Inc.	6,422,467
56,817	Baxter International, Inc.	3,880,601
25,470	Becton, Dickinson and Co.	2,753,816
11,803	Biogen Idec, Inc.(c)	3,690,090
2,588	Bio-Rad Laboratories, Inc., Class A(c)	328,987
52	Bio-Rad Laboratories, Inc., Class B(c)	6,604
386,370	Boston Scientific Corp.(c)	5,227,586
262,285	Bristol-Myers Squibb Co.	13,106,381
11,291	Brookdale Senior Living, Inc.(c)	310,051
6,272	C.R. Bard, Inc.	812,788
154,944	Cardinal Health, Inc.	10,539,291

Schedule of Investments(a)

38,024	CareFusion Corp.(c)	$1,550,238
13,021	Celgene Corp.(c)	1,978,281
10,717	Centene Corp.(c)	649,450
12,582	Cerner Corp.(c)	715,790
43,225	Cigna Corp.	3,730,750
41,050	Community Health Systems, Inc.(c)	1,699,880
6,914	Covance, Inc.(c)	653,788
47,811	Covidien PLC	3,262,623
21,156	DaVita HealthCare Partners, Inc.(c)	1,373,659
12,113	DENTSPLY International, Inc.	558,894
4,945	Edwards Lifesciences Corp.(c)	322,018
157,425	Eli Lilly & Co.	8,502,524
18,591	Endo Health Solutions, Inc.(c)	1,224,775
63,250	Express Scripts Holding Co.(c)	4,724,142
41,848	Forest Laboratories, Inc.(c)	2,774,522
66,857	Gilead Sciences, Inc.(c)	5,392,017
108,032	HCA Holdings, Inc.(c)	5,430,769
54,441	Health Net, Inc.(c)	1,790,564
13,413	HealthSouth Corp.	417,413
12,346	Henry Schein, Inc.(c)	1,418,432
8,621	Hill-Rom Holdings, Inc.	312,684
31,432	Hologic, Inc.(c)	671,388
34,476	Hospira, Inc.(c)	1,517,289
46,839	Humana, Inc.	4,557,435
1,265	Intuitive Surgical, Inc.(c)	515,589
359,095	Johnson & Johnson	31,769,135
53,221	Kindred Healthcare, Inc.	1,008,006
13,342	Laboratory Corp. of America Holdings(c)	1,198,512
19,029	Life Technologies Corp.(c)	1,447,536
13,568	LifePoint Hospitals, Inc.(c)	719,240
7,787	Magellan Health Services, Inc.(c)	465,896
5,608	Mallinckrodt PLC(c)	324,311
76,135	McKesson Corp.	13,278,705
9,126	MEDNAX, Inc.(c)	507,771
137,928	Medtronic, Inc.	7,801,208
445,383	Merck & Co., Inc.	23,591,938
1,625	Mettler-Toledo International, Inc.(c)	400,237
33,610	Mylan, Inc.(c)	1,526,230
25,531	Omnicare, Inc.	1,594,666
20,836	Owens & Minor, Inc.	721,759
10,888	Patterson Cos., Inc.	435,084
10,808	PerkinElmer, Inc.	471,229
3,476	Perrigo Co. PLC	541,074
1,252,663	Pfizer, Inc.	38,080,955
25,363	Quest Diagnostics, Inc.(b)	1,331,557
8,716	ResMed, Inc.(b)	380,105
31,690	St. Jude Medical, Inc.	1,924,534
8,519	STERIS Corp.	390,937
25,795	Stryker Corp.	2,001,692
5,619	Teleflex, Inc.	526,163
30,605	Tenet Healthcare Corp.(c)	1,408,136
47,420	Thermo Fisher Scientific, Inc.	5,459,939
204,479	UnitedHealth Group, Inc.	14,779,742
35,674	Universal American Corp.	251,502
12,687	Universal Health Services, Inc., Class B	1,040,588
7,788	Varian Medical Systems, Inc.(c)	633,242
13,955	VCA Antech, Inc.(c)	445,723
4,998	Waters Corp.(c)	541,133
11,933	WellCare Health Plans, Inc.(c)	776,958
125,803	WellPoint, Inc.	10,819,058
17,325	Zimmer Holdings, Inc.	1,628,030

		312,723,905

	Industrials - 11.6%
81,053	3M Co.	10,390,184
15,729	ABM Industries, Inc.	419,335
4,271	Acuity Brands, Inc.	542,588
29,710	ADT Corp. (The)(b)	892,488
27,447	AECOM Technology Corp.(c)	786,905
21,892	AerCap Holdings NV(c)	814,163
23,273	AGCO Corp.	1,241,149
28,450	Aircastle Ltd.	537,421

12,636	Alaska Air Group, Inc.	$999,129
14,193	Allegion PLC(c)	700,425
9,056	Alliant Techsystems, Inc.	1,301,347
85,469	American Airlines Group, Inc.(c)	2,867,485
13,489	AMETEK, Inc.	666,626
7,726	Armstrong World Industries, Inc.(c)	430,184
59,281	Avis Budget Group, Inc.(c)	2,235,487
10,453	B/E Aerospace, Inc.(c)	830,700
17,046	Babcock & Wilcox Co. (The)	584,337
105,649	Boeing Co. (The)	13,233,594
11,513	Briggs & Stratton Corp.	242,579
14,086	Brink’s Co. (The)	445,681
21,257	C.H. Robinson Worldwide, Inc.	1,244,385
6,507	Carlisle Cos., Inc.	484,967
90,640	Caterpillar, Inc.	8,512,002
9,119	Chicago Bridge & Iron Co. NV	683,834
15,688	Cintas Corp.	895,314
14,080	Con-way, Inc.	541,658
2,766	Copa Holdings SA, Class A (Panama)	361,516
15,844	Covanta Holding Corp.	285,192
6,419	Crane Co.	405,424
149,990	CSX Corp.	4,036,231
18,814	Cummins, Inc.	2,389,002
9,465	Curtiss-Wright Corp.	581,340
43,527	Danaher Corp.	3,237,974
47,631	Deere & Co.	4,094,361
59,166	Delta Air Lines, Inc.	1,811,071
8,666	Deluxe Corp.	420,734
9,951	Donaldson Co., Inc.	410,578
22,920	Dover Corp.	1,983,955
239,644	DryShips, Inc. (Greece)(b)(c)	814,790
5,455	Dun & Bradstreet Corp. (The)	600,050
45,451	Eaton Corp. PLC	3,322,014
12,757	EMCOR Group, Inc.	542,300
104,550	Emerson Electric Co.	6,894,027
7,308	EnerSys	497,382
9,882	Equifax, Inc.	692,333
5,746	Esterline Technologies Corp.(c)	591,551
73,797	Exelis, Inc.	1,445,683
22,209	Expeditors International of Washington, Inc.	907,460
12,713	Fastenal Co.	558,482
48,137	FedEx Corp.	6,417,625
14,811	Flowserve Corp.	1,071,280
33,755	Fluor Corp.	2,564,030
18,433	Fortune Brands Home & Security, Inc.	830,591
28,441	Foster Wheeler AG (Switzerland)(c)	852,661
10,146	FTI Consulting, Inc.(c)	376,112
7,917	GATX Corp.	458,394
22,139	General Cable Corp.	631,626
79,739	General Dynamics Corp.	8,078,358
2,084,564	General Electric Co.	52,385,093
46,739	GrafTech International Ltd.(c)	479,075
26,388	Harsco Corp.	669,991
86,742	Hertz Global Holdings, Inc.(c)	2,257,027
90,260	Honeywell International, Inc.	8,234,420
494	Hubbell, Inc., Class A	52,221
5,729	Hubbell, Inc., Class B	668,746
16,959	Huntington Ingalls Industries, Inc.	1,611,444
8,364	IDEX Corp.	602,292
2,839	IHS, Inc., Class A(c)	321,971
60,774	Illinois Tool Works, Inc.	4,793,245
42,759	Ingersoll-Rand PLC	2,513,802
17,579	Iron Mountain, Inc.	464,261
43,318	ITT Corp.	1,773,872
6,516	J.B. Hunt Transport Services, Inc.	489,026
30,205	Jacobs Engineering Group, Inc.(c)	1,833,746
113,461	JetBlue Airways Corp.(c)	993,918
12,217	Joy Global, Inc.	644,935
7,097	Kansas City Southern	749,372
34,718	KBR, Inc.	1,086,673
16,921	Kelly Services, Inc., Class A	405,766
11,365	Kennametal, Inc.	492,559

Schedule of Investments(a)

4,359	Kirby Corp.(c)	$434,985
32,392	L-3 Communications Holdings, Inc.	3,597,779
5,565	Lennox International, Inc.	481,706
6,213	Lincoln Electric Holdings, Inc.	429,940
73,478	Lockheed Martin Corp.	11,088,565
21,970	Manitowoc Co., Inc. (The)	625,046
31,262	Manpowergroup, Inc.	2,435,310
66,151	Masco Corp.	1,399,755
13,673	Matson, Inc.	327,195
87,264	Meritor, Inc.(c)	958,159
6,955	Moog, Inc., Class A(c)	417,717
87	Moog, Inc., Class B(c)	5,239
9,333	MRC Global, Inc.(c)	260,577
3,697	MSC Industrial Direct Co., Inc., Class A	310,622
52,440	Navistar International Corp.(b)(c)	1,616,201
14,396	Nielsen Holdings NV	608,807
51,671	Norfolk Southern Corp.	4,784,218
77,746	Northrop Grumman Corp.	8,983,550
8,754	Old Dominion Freight Line, Inc.(c)	474,817
20,706	Oshkosh Corp.	1,121,023
24,928	Owens Corning(c)	951,003
55,977	PACCAR, Inc.	3,134,712
8,495	Pall Corp.	680,450
21,206	Parker Hannifin Corp.	2,404,124
12,161	Pentair Ltd.	903,927
110,408	Pitney Bowes, Inc.	2,780,073
9,429	Precision Castparts Corp.	2,402,038
12,997	Quad/Graphics, Inc.	298,021
24,651	Quanta Services, Inc.(c)	768,372
165,278	R.R. Donnelley & Sons Co.	3,052,685
79,270	Raytheon Co.	7,536,199
4,938	Regal-Beloit Corp.	365,856
40,004	Republic Airways Holdings, Inc.(c)	392,439
56,700	Republic Services, Inc.	1,816,101
14,877	Robert Half International, Inc.	621,561
13,049	Rockwell Automation, Inc.	1,498,547
17,591	Rockwell Collins, Inc.	1,329,176
5,601	Roper Industries, Inc.	768,681
18,350	Ryder System, Inc.	1,306,337
33,444	SkyWest, Inc.	435,106
7,101	Snap-On, Inc.	711,165
37,121	Southwest Airlines Co.	777,685
37,616	Spirit Aerosystems Holdings, Inc., Class A(c)	1,275,559
9,858	SPX Corp.	981,561
21,092	Stanley Black & Decker, Inc.	1,632,521
24,046	Steelcase, Inc., Class A	355,159
4,094	Stericycle, Inc.(c)	479,244
4,747	Teledyne Technologies, Inc.(c)	436,107
26,335	Terex Corp.	1,079,735
58,444	Textron, Inc.	2,074,762
11,935	Timken Co. (The)	672,299
5,545	Towers Watson & Co., Class A	648,321
3,771	TransDigm Group, Inc.	629,870
10,831	Trinity Industries, Inc.	630,689
5,473	Triumph Group, Inc.	374,463
24,627	Tutor Perini Corp.(c)	556,570
129,229	Tyco International Ltd.	5,232,482
43,726	Union Pacific Corp.	7,618,818
29,904	United Continental Holdings, Inc.(c)	1,370,799
89,972	United Parcel Service, Inc., Class B	8,568,034
10,781	United Rentals, Inc.(c)	872,614
11,914	United Stationers, Inc.	493,597
124,202	United Technologies Corp.	14,161,512
25,370	URS Corp.	1,273,574
25,037	UTi Worldwide, Inc.	392,079
4,849	W.W. Grainger, Inc.	1,136,994
4,394	WABCO Holdings, Inc.(c)	378,851
9,361	Waste Connections, Inc.	382,678
100,166	Waste Management, Inc.	4,184,935
12,736	Werner Enterprises, Inc.	331,900
7,837	WESCO International, Inc.(c)	650,158

19,293	Xylem, Inc.	$643,614

		329,026,517

	Information Technology - 11.4%
49,625	Accenture PLC, Class A	3,964,045
44,882	Activision Blizzard, Inc.	768,829
39,007	Adobe Systems, Inc.(c)	2,308,824
268,731	Advanced Micro Devices, Inc.(b)(c)	921,747
12,921	Akamai Technologies, Inc.(c)	616,073
3,387	Alliance Data Systems Corp.(c)	811,728
19,311	Altera Corp.	645,567
23,293	Amdocs Ltd.	1,007,655
75,059	Amkor Technology, Inc.(c)	397,813
9,195	Amphenol Corp., Class A	798,862
29,668	Analog Devices, Inc.	1,432,074
7,200	Anixter International, Inc.	631,584
4,384	ANSYS, Inc.(c)	344,275
28,197	AOL, Inc.(c)	1,299,318
47,068	Apple, Inc.	23,562,241
193,370	Applied Materials, Inc.	3,252,483
53,711	Arrow Electronics, Inc.(c)	2,759,671
45,642	Atmel Corp.(c)	381,567
15,568	Autodesk, Inc.(c)	797,860
50,714	Automatic Data Processing, Inc.	3,884,692
13,364	Avago Technologies Ltd., Class A	730,209
65,728	Avnet, Inc.	2,699,449
19,734	Benchmark Electronics, Inc.(c)	448,554
34,321	Broadcom Corp., Class A	1,021,393
18,585	Broadridge Financial Solutions, Inc.	674,450
77,917	Brocade Communications Systems, Inc.(c)	727,745
46,411	CA, Inc.	1,488,865
8,576	CACI International, Inc., Class A(c)	634,796
9,269	Check Point Software Technologies Ltd. (Israel)(c)	606,471
496,599	Cisco Systems, Inc.	10,880,484
8,979	Citrix Systems, Inc.(c)	485,495
14,686	Cognizant Technology Solutions Corp., Class A(c)	1,423,367
42,547	Computer Sciences Corp.	2,570,264
27,586	Convergys Corp.	561,927
38,687	CoreLogic, Inc.(c)	1,232,181
284,186	Corning, Inc.	4,890,841
8,416	Cree, Inc.(c)	508,495
16,539	Diebold, Inc.	555,545
4,260	DST Systems, Inc.	387,660
66,592	eBay, Inc.(c)	3,542,694
7,611	EchoStar Corp., Class A(c)	357,945
31,341	Electronic Arts, Inc.(c)	827,402
219,496	EMC Corp.	5,320,583
2,294	Equinix, Inc.(c)	424,849
14,725	Facebook, Inc., Class A(c)	921,343
27,452	Fairchild Semiconductor International, Inc.(c)	350,288
30,479	Fidelity National Information Services, Inc.	1,545,285
23,279	First Solar, Inc.(c)	1,177,452
31,640	Fiserv, Inc.(c)	1,773,422
441,362	Flextronics International Ltd.(c)	3,597,100
10,843	FLIR Systems, Inc.	343,940
5,891	Global Payments, Inc.	389,336
13,472	Google, Inc., Class A(c)	15,910,028
21,827	Harris Corp.	1,513,484
859,802	Hewlett-Packard Co.	24,934,258
167,836	Ingram Micro, Inc., Class A(c)	4,199,257
23,462	Insight Enterprises, Inc.(c)	495,048
938,011	Intel Corp.	23,018,790
107,888	International Business Machines Corp.	19,061,652
14,783	Intuit, Inc.	1,082,855
8,976	Itron, Inc.(c)	362,451
58,184	Jabil Circuit, Inc.	1,045,566
72,347	Juniper Networks, Inc.(c)	1,925,154
15,473	KLA-Tencor Corp.	951,125
16,995	Lam Research Corp.(c)	860,117

Schedule of Investments(a)

24,740	Leidos Holdings, Inc.(b)	$1,121,712
26,191	Lexmark International, Inc., Class A	1,026,425
19,727	Linear Technology Corp.	878,641
58,688	LSI Corp.	647,329
91,013	Marvell Technology Group Ltd.	1,358,824
32,590	MasterCard, Inc., Class A	2,466,411
33,433	Maxim Integrated Products, Inc.	1,011,683
26,105	Microchip Technology, Inc.	1,171,070
296,193	Micron Technology, Inc.(c)	6,824,287
883,327	Microsoft Corp.	33,433,927
33,471	Motorola Solutions, Inc.	2,135,450
23,000	NCR Corp.(c)	809,370
34,705	NetApp, Inc.	1,469,410
19,758	Nuance Communications, Inc.(c)	302,890
77,536	NVIDIA Corp.	1,217,315
10,694	NXP Semiconductor NV (Netherlands)(c)	517,055
66,985	ON Semiconductor Corp.(c)	559,995
261,048	Oracle Corp.	9,632,671
43,322	Paychex, Inc.	1,811,726
35,371	Polycom, Inc.(c)	421,976
106,228	QUALCOMM, Inc.	7,884,242
5,803	Red Hat, Inc.(c)	327,869
17,003	Rovi Corp.(c)	360,634
8,396	Salesforce.com, Inc.(c)	508,210
30,571	SanDisk Corp.	2,126,213
68,019	Sanmina Corp.(c)	1,137,278
13,228	Science Applications International Corp.	489,568
50,755	Seagate Technology PLC	2,682,909
16,511	Skyworks Solutions, Inc.(c)	499,458
92,290	SunEdison, Inc.(c)	1,283,754
80,375	Symantec Corp.	1,720,829
16,356	SYNNEX Corp.(c)	918,389
13,701	Synopsys, Inc.(c)	546,122
66,770	TE Connectivity Ltd. (Switzerland)	3,773,173
39,246	Tech Data Corp.(c)	2,116,144
9,065	Teradata Corp.(c)	372,753
21,921	Teradyne, Inc.(c)	412,334
127,821	Texas Instruments, Inc.	5,419,610
27,721	Total System Services, Inc.	828,303
12,530	Trimble Navigation Ltd.(c)	405,095
26,391	Unisys Corp.(c)	904,420
22,535	Visa, Inc., Class A	4,854,715
41,010	Vishay Intertechnology, Inc.(c)	556,916
39,908	Western Digital Corp.	3,438,872
79,566	Western Union Co. (The)	1,225,316
410,430	Xerox Corp.	4,453,165
25,788	Xilinx, Inc.	1,197,079
108,686	Yahoo!, Inc.(c)	3,914,870

		322,222,930

	Materials - 3.9%
31,459	Air Products & Chemicals, Inc.	3,307,599
5,921	Airgas, Inc.	611,284
142,378	AK Steel Holding Corp.(b)(c)	1,006,612
8,477	Albemarle Corp.	544,054
510,714	Alcoa, Inc.(b)	5,878,318
28,408	Allegheny Technologies, Inc.	893,148
7,720	AptarGroup, Inc.	492,536
13,344	Ashland, Inc.	1,238,457
25,656	Avery Dennison Corp.	1,264,071
21,880	Ball Corp.	1,120,037
20,599	Bemis Co., Inc.	793,267
12,808	Cabot Corp.	623,365
18,550	Celanese Corp., Series A	939,372
5,977	CF Industries Holdings, Inc.	1,379,850
21,078	Chemtura Corp.(c)	528,636
52,535	Cliffs Natural Resources, Inc.(b)	1,014,976
19,084	Coeur Mining, Inc.(c)	193,703
42,702	Commercial Metals Co.	813,900
4,134	Compass Minerals International, Inc.	325,015
26,054	Crown Holdings, Inc.(c)	1,070,819
6,228	Cytec Industries, Inc.	560,333

11,898	Domtar Corp.	$1,277,964
285,645	Dow Chemical Co. (The)	12,999,704
150,798	E.I. du Pont de Nemours & Co.	9,200,186
16,867	Eastman Chemical Co.	1,314,951
18,250	Ecolab, Inc.	1,834,855
9,762	FMC Corp.	689,490
216,026	Freeport-McMoRan Copper & Gold, Inc.	7,001,403
38,507	Graphic Packaging Holding Co.(c)	365,816
5,857	Greif, Inc., Class A	296,540
1,575	Greif, Inc., Class B	87,428
46,188	Huntsman Corp.	1,012,441
7,912	International Flavors & Fragrances, Inc.	685,812
89,016	International Paper Co.	4,249,624
65,377	LyondellBasell Industries NV, Class A	5,149,093
5,504	Martin Marietta Materials, Inc.(b)	599,991
34,300	MeadWestvaco Corp.	1,237,201
38,032	Monsanto Co.	4,052,310
36,030	Mosaic Co. (The)	1,609,100
86,070	Newmont Mining Corp.	1,859,112
79,714	Nucor Corp.	3,854,172
16,564	Olin Corp.	425,860
12,195	OM Group, Inc.(c)	394,386
51,169	Owens-Illinois, Inc.(c)	1,639,455
13,571	Packaging Corp. of America	876,687
18,605	PPG Industries, Inc.	3,392,808
28,608	Praxair, Inc.	3,567,990
13,569	Reliance Steel & Aluminum Co.	949,152
51,006	Resolute Forest Products, Inc.(c)	984,416
7,877	Rock-Tenn Co., Class A	799,358
10,008	Rockwood Holdings, Inc.	685,848
22,175	RPM International, Inc.	879,682
11,580	Schnitzer Steel Industries, Inc., Class A	305,944
8,641	Scotts Miracle-Gro Co. (The), Class A	513,189
43,501	Sealed Air Corp.	1,356,796
8,581	Sensient Technologies Corp.	419,783
6,576	Sherwin-Williams Co. (The)	1,205,118
9,122	Sigma-Aldrich Corp.	848,072
22,716	Sonoco Products Co.	939,988
26,167	Southern Copper Corp. (Mexico)	732,153
59,612	Steel Dynamics, Inc.	983,598
88,668	United States Steel Corp.(b)	2,315,121
9,260	Valspar Corp. (The)	650,793
20,597	Vulcan Materials Co.	1,271,453
6,208	W.R. Grace & Co.(c)	585,539
15,563	Walter Energy, Inc.(b)	176,796

		110,876,530

	Telecommunication Services - 3.8%
1,440,181	AT&T, Inc.	47,986,831
134,564	CenturyLink, Inc.	3,883,517
102,951	Cincinnati Bell, Inc.(c)	356,210
11,435	Crown Castle International Corp. REIT(c)	811,428
520,546	Frontier Communications Corp.(b)	2,446,566
64,037	Leap Wireless International, Inc.(c)	1,123,849
33,988	Level 3 Communications, Inc.(c)	1,091,015
272,694	NII Holdings, Inc.(b)(c)	820,809
1,186,848	Sprint Corp. (Japan)(c)	9,815,233
43,685	Telephone & Data Systems, Inc.	1,180,369
46,296	T-Mobile US, Inc. (Germany)(c)	1,415,269
14,968	tw telecom, inc.(c)	440,957
734,440	Verizon Communications, Inc.	35,267,809
230,725	Windstream Holdings, Inc.(b)	1,725,823

		108,365,685

	Utilities - 4.5%
282,906	AES Corp. (The)	3,977,658
22,121	AGL Resources, Inc.	1,056,941
7,073	ALLETE, Inc.	353,509
23,296	Alliant Energy Corp.	1,210,460
84,257	Ameren Corp.	3,188,285
112,284	American Electric Power Co., Inc.	5,480,582
27,507	American Water Works Co., Inc.	1,170,973

Schedule of Investments(a)

14,998	Aqua America, Inc.	$359,202
26,155	Atmos Energy Corp.	1,255,702
15,105	Avista Corp.	435,477
9,171	Black Hills Corp.	502,846
81,336	Calpine Corp.(c)	1,543,757
104,195	CenterPoint Energy, Inc.	2,438,163
9,397	Cleco Corp.	459,137
50,835	CMS Energy Corp.	1,412,705
71,233	Consolidated Edison, Inc.	3,875,788
100,781	Dominion Resources, Inc.	6,844,038
40,185	DTE Energy Co.	2,741,421
102,004	Duke Energy Corp.	7,203,522
79,149	Edison International	3,811,816
64,488	Entergy Corp.	4,064,679
255,487	Exelon Corp.	7,409,123
128,575	FirstEnergy Corp.	4,048,827
37,905	Great Plains Energy, Inc.	935,495
24,865	Hawaiian Electric Industries, Inc.	646,987
9,213	IDACORP, Inc.	485,801
24,711	Integrys Energy Group, Inc.	1,342,796
4,205	ITC Holdings Corp.	435,217
44,047	MDU Resources Group, Inc.	1,411,266
11,331	National Fuel Gas Co.	853,904
9,250	New Jersey Resources Corp.	421,800
77,878	NextEra Energy, Inc.	7,159,325
69,345	NiSource, Inc.	2,383,388
34,678	Northeast Utilities	1,518,896
6,317	Northwest Natural Gas Co.	262,534
8,612	NorthWestern Corp.	389,349
108,721	NRG Energy, Inc.	3,027,880
35,017	OGE Energy Corp.	1,193,029
85,358	Pepco Holdings, Inc.	1,658,506
110,986	PG&E Corp.	4,678,060
13,448	Piedmont Natural Gas Co., Inc.	444,053
24,656	Pinnacle West Capital Corp.	1,297,645
20,791	PNM Resources, Inc.	512,498
19,012	Portland General Electric Co.	573,782
120,996	PPL Corp.	3,698,848
137,006	Public Service Enterprise Group, Inc.	4,567,780
30,537	Questar Corp.	712,123
27,406	SCANA Corp.	1,295,482
39,684	Sempra Energy	3,679,104
166,942	Southern Co. (The)	6,884,688
10,066	Southwest Gas Corp.	540,846
60,726	TECO Energy, Inc.(b)	994,692
27,820	UGI Corp.	1,207,110
8,472	UIL Holdings Corp.	327,612
8,414	UNS Energy Corp.	503,830
20,145	Vectren Corp.	735,695
27,740	Westar Energy, Inc.	920,136
12,666	WGL Holdings, Inc.	478,521
31,374	Wisconsin Energy Corp.	1,338,729
111,063	Xcel Energy, Inc.	3,210,832

		127,572,850

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,319,772,376)-100.0%	2,839,719,417

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.9%
26,178,688	Invesco Liquid Assets Portfolio - Institutional Class (Money Market Fund)(e)(f) (Cost $26,178,688)	26,178,688

	Total Investments (Cost $2,345,951,064)(g)-100.9%	$2,865,898,105
	Other assets less liabilities-(0.9)%	(25,746,025)

	Net Assets-100.0%	$2,840,152,080

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2014.

	Value April 30, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation (Depre- ciation)	Real- ized Gain	Value January 31, 2014	Divid- end Income
Invesco Ltd.	$1,352,664	$700,852	$(27,960)	$49,625	$9,395	$2,084,576	$33,619
Invesco Mortgage Capital, Inc. REIT	215,926	72,273	(4,567)	(59,406)	1,527	225,753	18,550

Total Investments in Affiliates	$1,568,590	$773,125	$(32,527)	$(9,781)	$10,922	$2,310,329	$52,169

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(g)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,388,465,908. The net unrealized appreciation was $477,432,197 which consisted of aggregate gross unrealized appreciation of $548,917,840 and aggregate gross unrealized depreciation of $71,485,643.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500

Small-Mid Portfolio (PRFZ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
Consumer Discretionary - 18.3%
36,945	1-800-FLOWERS.COM, Inc., Class A(b)	$186,203
44,382	AH Belo Corp., Class A	354,612
20,141	Allison Transmission Holdings, Inc.	578,651
28,218	Ambassadors Group, Inc.	140,243
15,619	AMC Networks, Inc., Class A(b)	1,006,488
97,937	American Apparel, Inc.(b)(c)	96,585
51,638	American Axle & Manufacturing Holdings, Inc.(b)	961,500
5,487	American Public Education, Inc.(b)	232,265
5,038	America’s Car-Mart, Inc.(b)	194,215
84,172	Arcos Dorados Holdings, Inc., Class A (Argentina)(c)	745,764
6,929	Arctic Cat, Inc.	293,374
37,523	Asbury Automotive Group, Inc.(b)	1,764,331
7,673	Ascent Capital Group, Inc., Class A(b)	549,003
16,304	Bally Technologies, Inc.(b)	1,195,409
13,212	Bassett Furniture Industries, Inc.	186,289
32,760	Beazer Homes USA, Inc.(b)	737,428
57,072	bebe Stores, Inc.	283,648
23,364	Big 5 Sporting Goods Corp.	400,926
1,260	Biglari Holdings, Inc.(b)	550,570
12,335	BJ’s Restaurants, Inc.(b)	349,821
14,262	Bloomin’ Brands, Inc.(b)	327,598
5,393	Blue Nile, Inc.(b)	232,223
31,998	Blyth, Inc.(c)	300,141
30,083	Bob Evans Farms, Inc.	1,511,671
54,263	Bon-Ton Stores, Inc. (The)(c)	583,327
185,838	Boyd Gaming Corp.(b)	1,962,449
14,199	Bravo Brio Restaurant Group, Inc.(b)	212,133
22,630	Bridgepoint Education, Inc.(b)	393,309
67,466	Brown Shoe Co., Inc.	1,597,595
20,806	Buckle, Inc. (The)(c)	922,122
6,858	Buffalo Wild Wings, Inc.(b)	972,876
44,816	Build-A-Bear Workshop, Inc.(b)	391,244
55,951	Burger King Worldwide, Inc.	1,361,847
25,423	Cabela’s, Inc.(b)	1,699,782
83,423	Callaway Golf Co.	681,566
10,898	Capella Education Co.	679,926
15,137	Carmike Cinemas, Inc.(b)	410,364
8,774	Carriage Services, Inc.	187,764
55,874	Carrols Restaurant Group, Inc.(b)	340,273
22,547	Carter’s, Inc.	1,516,286
23,363	Cato Corp. (The), Class A	653,229
3,878	Cavco Industries, Inc.(b)	302,949
19,760	CEC Entertainment, Inc.	1,066,250
160,431	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)(c)	476,480
33,306	Cheesecake Factory, Inc. (The)	1,483,449
9,863	Cherokee, Inc.	135,024
72,330	Chico’s FAS, Inc.	1,200,678
22,056	Children’s Place Retail Stores, Inc. (The)(b)	1,161,689
11,731	Choice Hotels International, Inc.	569,305
38,452	Christopher & Banks Corp.(b)	274,547
6,764	Churchill Downs, Inc.	602,740

25,369	Citi Trends, Inc.(b)	$405,904
55,693	Clear Channel Outdoor Holdings, Inc., Class A	526,299
88,813	Coldwater Creek, Inc.(b)(c)	78,155
8,846	Columbia Sportswear Co.	657,700
12,622	Conn’s, Inc.(b)	766,282
22,307	Core-Mark Holding Co., Inc.	1,687,525
487,776	Corinthian Colleges, Inc.(b)(c)	717,031
16,119	Cracker Barrel Old Country Store, Inc.	1,595,942
47,702	Crocs, Inc.(b)	732,226
8,803	CSS Industries, Inc.	235,920
30,657	CTC Media, Inc.	351,329
64,426	Cumulus Media, Inc., Class A(b)	431,010
29,820	Deckers Outdoor Corp.(b)	2,324,469
9,794	Delta Apparel, Inc.(b)	158,467
76,651	Denny’s Corp.(b)	525,826
10,539	Destination Maternity Corp.	282,761
62,780	Destination XL Group, Inc.(b)	337,756
57,870	Digital Generation, Inc.(b)	781,245
11,734	DineEquity, Inc.	913,023
8,843	Dorman Products, Inc.(b)	461,251
67,881	DreamWorks Animation SKG, Inc., Class A(b)	2,290,305
9,115	Drew Industries, Inc.	438,340
25,889	DSW, Inc., Class A	974,721
23,697	Dunkin’ Brands Group, Inc.	1,102,621
44,161	E.W. Scripps Co. (The), Class A(b)	813,004
160,794	Education Management Corp.(b)(c)	1,114,302
95,314	Emmis Communications Corp., Class A(b)	282,606
43,165	Entercom Communications Corp., Class A(b)	407,046
65,953	Entravision Communications Corp., Class A	397,697
19,131	Ethan Allen Interiors, Inc.	482,866
66,968	Express, Inc.(b)	1,159,886
110,155	Federal-Mogul Corp.(b)	1,969,571
11,536	Fiesta Restaurant Group, Inc.(b)	495,702
51,419	Fifth & Pacific Cos., Inc.(b)	1,475,725
43,921	Finish Line, Inc. (The), Class A	1,126,574
8,715	Flexsteel Industries, Inc.	268,683
7,781	Francesca’s Holdings Corp.(b)	147,839
50,747	Fred’s, Inc., Class A	887,058
37,128	FTD Cos., Inc.(b)	1,150,968
25,723	Fuel Systems Solutions, Inc.(b)	316,136
22,013	Genesco, Inc.(b)	1,545,753
14,248	G-III Apparel Group Ltd.(b)	996,933
11,258	Gordmans Stores, Inc.	81,283
9,499	Grand Canyon Education, Inc.(b)	416,246
70,160	Gray Television, Inc.(b)	798,421
77,374	Harte-Hanks, Inc.	530,012
745	Haverty Furniture Cos., Inc., Class A	20,905
15,463	Haverty Furniture Cos., Inc.	430,181
25,566	Helen of Troy Ltd.(b)	1,407,153
44,405	hhgregg, Inc.(b)(c)	366,785
9,193	Hibbett Sports, Inc.(b)(c)	551,672
43,744	Hillenbrand, Inc.	1,184,150
12,046	Hooker Furniture Corp.	182,497
109,699	Hovnanian Enterprises, Inc., Class A(b)(c)	661,485
25,882	HSN, Inc.	1,417,557
34,874	Iconix Brand Group, Inc.(b)	1,297,313
20,555	International Speedway Corp., Class A	690,031
19,553	Interval Leisure Group, Inc.	516,199
13,593	iRobot Corp.(b)	480,377
60,791	Isle of Capri Casinos, Inc.(b)	581,162
38,584	JAKKS Pacific, Inc.(c)	222,244
5,227	Johnson Outdoors, Inc., Class A	124,246
21,620	Jos. A. Bank Clothiers, Inc.(b)(c)	1,215,476
55,850	Journal Communications, Inc., Class A(b)	445,124
15,392	K12, Inc.(b)	337,854

Schedule of Investments(a)

56,532	KB Home(c)	$1,093,329
127,616	Kingold Jewelry, Inc.(b)(c)	243,747
16,648	Kirkland’s, Inc.(b)	313,482
18,826	Krispy Kreme Doughnuts, Inc.(b)	324,748
34,680	La-Z-Boy, Inc.	933,586
30,357	LeapFrog Enterprises, Inc.(b)(c)	216,142
132,508	Lee Enterprises, Inc.(b)(c)	540,633
19,165	Libbey, Inc.(b)	412,814
29,123	Life Time Fitness, Inc.(b)	1,198,703
14,934	Lifetime Brands, Inc.	230,282
19,568	LIN Media LLC, Class A(b)	483,525
72,595	Lincoln Educational Services Corp.	317,240
36,816	Lions Gate Entertainment Corp.	1,190,261
18,725	Lithia Motors, Inc., Class A	1,054,030
6,187	Loral Space & Communications, Inc.(b)	460,003
19,252	Luby’s, Inc.(b)	125,716
8,947	Lululemon Athletica, Inc.(b)(c)	408,788
6,808	Lumber Liquidators Holdings, Inc.(b)	605,844
10,908	M/I Homes, Inc.(b)	268,228
20,534	Madison Square Garden Co. (The), Class A(b)	1,191,588
28,050	Marcus Corp. (The)	366,333
27,425	MarineMax, Inc.(b)	404,519
22,281	Marriott Vacations Worldwide Corp.(b)	1,066,814
20,532	Matthews International Corp., Class A	873,021
5,520	Mattress Firm Holding Corp.(b)	224,664
375,159	McClatchy Co. (The), Class A(b)(c)	1,710,725
23,546	MDC Holdings, Inc.(b)	727,336
63,901	Media General, Inc.(b)(c)	1,139,355
45,273	Men’s Wearhouse, Inc. (The)	2,174,915
29,860	Meredith Corp.	1,366,991
17,982	Meritage Homes Corp.(b)	873,386
8,104	Michael Kors Holdings Ltd.(b)	647,753
72,740	Modine Manufacturing Co.(b)	952,894
12,251	Monro Muffler Brake, Inc.	680,053
30,939	Morgans Hotel Group Co.(b)	240,087
5,201	Morningstar, Inc.	401,517
24,912	Motorcar Parts of America, Inc.(b)	501,479
7,007	Movado Group, Inc.	264,514
53,819	MTR Gaming Group, Inc.(b)	277,168
9,827	Multimedia Games Holding Co., Inc.(b)	312,106
17,004	NACCO Industries, Inc., Class A	1,003,916
47,355	National CineMedia, Inc.	884,591
42,799	New York & Co., Inc.(b)	193,879
8,587	Nexstar Broadcasting Group, Inc., Class A	412,605
46,936	Nutrisystem, Inc.	667,430
67,818	Orbitz Worldwide, Inc.(b)	488,290
52,513	Orient-Express Hotels Ltd., Class A(b)	743,584
19,929	Outerwall, Inc.(b)(c)	1,281,634
13,201	Overstock.com, Inc.(b)	278,013
9,614	Oxford Industries, Inc.	725,569
203,510	Pacific Sunwear of California, Inc.(b)	586,109
21,703	Papa John’s International, Inc.	1,044,565
83,115	PEP Boys-Manny Moe & Jack (The)(b)	992,393
30,407	Perry Ellis International, Inc.(b)	476,478
37,827	Pier 1 Imports, Inc.	722,874
69,489	Pinnacle Entertainment, Inc.(b)	1,518,335
21,132	Pool Corp.	1,144,932
160,718	Quiksilver, Inc.(b)	1,133,062
98,396	Radio One, Inc., Class D(b)	541,178
24,039	Reading International, Inc., Class A(b)	178,850
26,751	Red Lion Hotels Corp.(b)	155,156
11,458	Red Robin Gourmet Burgers, Inc.(b)	738,239
13,569	Rocky Brands, Inc.	210,591
111,874	Ruby Tuesday, Inc.(b)	626,494
27,069	Ruth’s Hospitality Group, Inc.	354,333
19,891	Ryland Group, Inc. (The)	887,934

3,037	Saga Communications, Inc., Class A	$149,846
37,494	Scholastic Corp.	1,236,927
76,944	Scientific Games Corp., Class A(b)	1,083,372
11,674	Sears Hometown and Outlet Stores, Inc.(b)	245,037
20,717	Select Comfort Corp.(b)	339,137
14,739	Shoe Carnival, Inc.	364,053
11,975	Shutterfly, Inc.(b)	567,136
44,029	Sinclair Broadcast Group, Inc., Class A	1,383,391
313,136	Sirius XM Holdings, Inc.(b)	1,121,027
34,093	Six Flags Entertainment Corp.	1,223,598
44,906	Skechers U.S.A., Inc., Class A(b)	1,297,334
25,220	Smith & Wesson Holding Corp.(b)(c)	330,130
2,850	SodaStream International Ltd. (Israel)(b)	104,196
51,994	Sonic Corp.(b)	924,973
25,439	Sotheby’s	1,219,037
57,271	Spartan Motors, Inc.	329,308
20,427	Speedway Motorsports, Inc.	391,381
28,405	Stage Stores, Inc.	556,738
15,686	Standard Motor Products, Inc.	513,089
27,097	Standard Pacific Corp.(b)	238,454
37,711	Stein Mart, Inc.	466,862
8,964	Steiner Leisure Ltd.(b)	439,326
23,351	Steven Madden Ltd.(b)	761,009
59,368	Stoneridge, Inc.(b)	675,608
15,753	Strayer Education, Inc.(b)(c)	550,725
4,288	Sturm Ruger & Co., Inc.(c)	326,617
23,755	Superior Industries International, Inc.	432,579
24,155	Systemax, Inc.(b)	273,193
19,916	Tempur-Sealy International, Inc.(b)	981,660
26,674	Texas Roadhouse, Inc.	646,844
29,782	Thor Industries, Inc.	1,529,901
23,380	Tower International, Inc.(b)	519,737
37,186	Town Sports International Holdings, Inc.	405,699
12,444	TripAdvisor, Inc.(b)	960,552
39,343	Tuesday Morning Corp.(b)	516,967
11,928	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,022,349
15,420	Under Armour, Inc., Class A(b)	1,667,056
26,266	Unifi, Inc.(b)	609,109
14,588	Universal Electronics, Inc.(b)	521,375
16,252	Universal Technical Institute, Inc.	191,286
17,658	Vail Resorts, Inc.	1,203,393
76,083	ValueVision Media, Inc., Class A(b)	469,432
6,238	Vera Bradley, Inc.(b)	149,837
9,340	Vitamin Shoppe, Inc.(b)	418,619
43,271	VOXX International Corp.(b)	576,802
19,935	Weight Watchers International, Inc. (Luxembourg)(c)	538,843
19,538	West Marine, Inc.(b)	255,752
131,550	Wet Seal, Inc. (The), Class A(b)	314,404
6,249	Weyco Group, Inc.	165,099
13,689	Winnebago Industries, Inc.(b)	327,988
49,893	Wolverine World Wide, Inc.	1,392,015
53,225	World Wrestling Entertainment, Inc., Class A	1,287,513
206,097	Zale Corp.(b)	3,116,187
10,590	Zumiez, Inc.(b)	227,897

		165,160,743

	Consumer Staples - 3.3%
48,704	Adecoagro S.A. (Argentina)(b)	365,767
206,303	Alliance One International, Inc.(b)	530,199
25,010	B&G Foods, Inc.	819,578
1,399	Boston Beer Co., Inc. (The), Class A(b)	291,426
30,104	Boulder Brands, Inc.(b)	431,691
8,888	Calavo Growers, Inc.	270,017
12,465	Cal-Maine Foods, Inc.	627,987
28,366	Central Garden & Pet Co.(b)	183,244
94,923	Central Garden & Pet Co., Class A(b)	592,320

Schedule of Investments(a)

4,867	Coca-Cola Bottling Co. Consolidated	$332,319
70,983	Darling International, Inc.(b)	1,388,428
30,323	Diamond Foods, Inc.(b)(c)	799,314
18,336	Elizabeth Arden, Inc.(b)	497,272
10,903	Fresh Market, Inc. (The)(b)	381,169
15,346	Hain Celestial Group, Inc. (The)(b)	1,410,144
49,917	Harbinger Group, Inc.(b)	593,014
17,092	Ingles Markets, Inc., Class A	464,561
5,881	Inter Parfums, Inc.	191,368
6,131	J & J Snack Foods Corp.	540,141
14,479	John B. Sanfilippo & Son, Inc.	335,189
10,969	Lancaster Colony Corp.	953,425
6,473	Medifast, Inc.(b)	171,729
13,904	National Beverage Corp.(b)	288,230
25,693	Nu Skin Enterprises, Inc., Class A	2,187,759
11,848	Nutraceutical International Corp.(b)	296,674
28,734	Omega Protein Corp.(b)	291,075
69,091	Pilgrim’s Pride Corp. (Brazil)(b)	1,155,892
6,846	PriceSmart, Inc.	622,301
9,910	Revlon, Inc., Class A(b)	232,687
201,871	Roundy’s, Inc.(c)	1,711,866
16,652	Sanderson Farms, Inc.	1,238,076
216	Seaboard Corp.(b)	550,800
20,224	Seneca Foods Corp., Class A(b)	587,912
4,000	Seneca Foods Corp., Class B(b)	119,880
33,210	Snyders-Lance, Inc.	887,039
61,431	Spartan Stores, Inc.	1,387,726
18,680	Spectrum Brands Holdings, Inc.	1,405,670
24,431	Susser Holdings Corp.(b)(c)	1,489,802
10,671	Tootsie Roll Industries, Inc.(c)	323,758
4,059	USANA Health Sciences, Inc.(b)	243,012
67,477	Vector Group Ltd.(c)	1,205,139
9,589	Village Super Market, Inc., Class A	278,465
6,931	WD-40 Co.	476,368
12,625	Weis Markets, Inc.	621,403
13,145	WhiteWave Foods Co., Class A(b)	318,240

		30,090,076

	Energy - 6.7%
59,658	Abraxas Petroleum Corp.(b)	189,116
7,730	Adams Resources & Energy, Inc.	514,200
20,361	Alon USA Energy, Inc. (Israel)	319,871
11,834	Approach Resources, Inc.(b)(c)	237,745
55,900	Basic Energy Services, Inc.(b)	957,567
4,276	Bonanza Creek Energy, Inc.(b)	174,076
19,902	Bristow Group, Inc.	1,428,765
16,900	C&J Energy Services, Inc.(b)	395,122
416,580	Cal Dive International, Inc.(b)(c)	683,191
54,712	Callon Petroleum Co.(b)	369,306
4,455	CARBO Ceramics, Inc.	512,860
22,441	Carrizo Oil & Gas, Inc.(b)	922,325
9,134	Clayton Williams Energy, Inc.(b)	630,429
21,257	Clean Energy Fuels Corp.(b)(c)	253,596
27,093	Cobalt International Energy, Inc.(b)	443,512
69,750	Comstock Resources, Inc.	1,196,212
9,132	Contango Oil & Gas Co.(b)	383,179
5,583	Continental Resources, Inc.(b)	615,247
6,868	Core Laboratories NV	1,228,823
57,237	Crosstex Energy, Inc.	2,146,387
7,644	CVR Energy, Inc.	283,516
8,673	Dawson Geophysical Co.(b)	280,745
11,417	Delek US Holdings, Inc. (Israel)	345,935
80,931	DHT Holdings, Inc.(c)	664,443
11,470	Dril-Quip, Inc.(b)	1,153,423
75,866	Endeavour International Corp.(b)(c)	499,957
32,006	Energy XXI Bermuda Ltd.	734,538
25,823	EPL Oil & Gas, Inc.(b)	693,864
14,159	Forum Energy Technologies, Inc.(b)	355,674

119,287	Gastar Exploration Ltd.(b)	$710,950
2,153	Geospace Technologies Corp.(b)	171,207
84,246	Global Geophysical Services, Inc.(b)	124,684
17,430	Goodrich Petroleum Corp.(b)(c)	300,145
170,009	Gran Tierra Energy, Inc. (Canada)(b)	1,283,568
79,515	Green Plains Renewable Energy, Inc.	1,771,594
11,269	Gulf Island Fabrication, Inc.	228,310
6,376	Gulfmark Offshore, Inc., Class A	271,363
11,238	Gulfport Energy Corp.(b)	684,956
34,807	Harvest Natural Resources, Inc.(b)(c)	152,803
166,653	Hercules Offshore, Inc.(b)	829,932
26,175	Hornbeck Offshore Services, Inc.(b)	1,117,934
7,973	InterOil Corp.(b)(c)	403,992
74,632	ION Geophysical Corp.(b)	226,135
247,412	James River Coal Co.(b)(c)	272,153
72,425	Knightsbridge Tankers Ltd. (Bermuda)	682,243
55,370	Kodiak Oil & Gas Corp.(b)	587,476
12,899	Kosmos Energy Ltd.(b)	133,376
10,346	Laredo Petroleum Holdings, Inc.(b)	255,960
57,767	Magnum Hunter Resources Corp.(b)	482,354
23,504	Matrix Service Co.(b)	617,685
17,030	Midstates Petroleum Co., Inc.(b)(c)	79,530
10,925	Mitcham Industries, Inc.(b)	164,967
10,080	Natural Gas Services Group, Inc.(b)	291,312
55,676	Navios Maritime Acquisition Corp.	238,850
79,637	Newpark Resources, Inc.(b)	904,676
110,108	Nordic American Tankers Ltd.(c)	1,204,582
21,471	Northern Oil and Gas, Inc.(b)	312,188
9,346	Oasis Petroleum, Inc.(b)	390,756
33,821	Ocean Rig UDW, Inc. (Greece)(b)	579,692
41,184	Pacific Drilling SA (Monaco)(b)	413,899
35,306	Pacific Ethanol, Inc.(b)(c)	248,554
201,378	Parker Drilling Co.(b)	1,498,252
15,448	PBF Energy, Inc., Class A(c)	400,567
17,976	PDC Energy, Inc.(b)	896,283
217,223	Penn Virginia Corp.(b)	2,604,504
114,832	PetroQuest Energy, Inc.(b)	443,252
1,330	PHI, Inc.(b)	47,215
14,771	PHI, Inc.(b)	544,016
90,648	Pioneer Energy Services Corp.(b)	759,630
675,119	Quicksilver Resources, Inc.(b)(c)	2,099,620
25,415	Renewable Energy Group, Inc.(b)	254,404
27,926	Resolute Energy Corp.(b)	223,129
7,712	REX American Resources Corp.(b)	315,884
14,592	Rex Energy Corp.(b)	274,913
18,176	Rosetta Resources, Inc.(b)	774,479
33,412	RPC, Inc.(c)	569,006
27,564	SemGroup Corp., Class A	1,702,353
69,615	Ship Finance International Ltd. (Norway)	1,191,809
21,436	StealthGas, Inc.(b)	205,786
56,876	Stone Energy Corp.(b)	1,760,312
95,599	Swift Energy Co.(b)(c)	1,183,516
276,087	Teekay Tankers Ltd., Class A(c)	938,696
41,638	Tesco Corp.(b)	879,395
105,892	TETRA Technologies, Inc.(b)	1,092,805
227,737	Tsakos Energy Navigation Ltd.	1,548,612
43,563	USEC, Inc.(b)(c)	197,776
43,050	VAALCO Energy, Inc.(b)	259,161
184,667	Vantage Drilling Co.(b)(c)	301,007
39,390	W&T Offshore, Inc.	564,065
83,959	Warren Resources, Inc.(b)	282,942
24,319	Westmoreland Coal Co.(b)	527,965
113,435	Willbros Group, Inc.(b)	947,182

		60,039,986

	Financials - 20.3%
14,669	1st Source Corp.	432,295
20,463	1st United Bancorp, Inc.	148,561

Schedule of Investments(a)

21,987	Acadia Realty Trust REIT	$559,569
7,711	Agree Realty Corp. REIT	220,457
809	Alexander’s, Inc. REIT	274,922
4,327	Altisource Portfolio Solutions SA(b)	565,712
15,307	American Assets Trust, Inc. REIT	512,325
87,814	American Equity Investment Life Holding Co.	1,927,517
7,708	American National Bankshares, Inc.	179,211
15,908	American National Insurance Co.	1,654,432
16,325	Ameris Bancorp(b)	334,173
12,714	AMERISAFE, Inc.	525,978
14,041	AmTrust Financial Services, Inc.(c)	453,243
17,789	Apollo Commercial Real Estate Finance, Inc. REIT	299,211
28,891	Arbor Realty Trust, Inc. REIT	198,481
38,512	Argo Group International Holdings Ltd.	1,732,655
8,810	Arlington Asset Investment Corp., Class A	231,262
38,816	ARMOUR Residential REIT, Inc. REIT	159,534
9,186	Arrow Financial Corp.	229,007
16,163	Ashford Hospitality Prime, Inc. REIT	266,689
81,775	Ashford Hospitality Trust, Inc. REIT	768,685
21,717	Associated Estates Realty Corp. REIT	346,820
13,367	ASTA Funding, Inc.(b)	109,609
8,197	AV Homes, Inc.(b)	153,448
1,011	Baldwin & Lyons, Inc., Class A	23,587
9,342	Baldwin & Lyons, Inc., Class B	233,176
4,556	BancFirst Corp.	246,161
19,156	Bancorp, Inc. (The)(b)	364,922
48,923	Bank Mutual Corp.	334,633
3,816	Bank of Marin Bancorp	168,782
8,048	Bank of the Ozarks, Inc.	510,243
18,918	BankFinancial Corp.	171,965
18,004	BankUnited, Inc.	559,924
11,572	Banner Corp.	426,197
3,423	Bar Harbor Bankshares	130,382
32,020	BBCN Bancorp, Inc.	481,901
15,493	Beneficial Mutual Bancorp, Inc.(b)	184,057
15,866	Berkshire Hills Bancorp, Inc.	388,082
168,177	BGC Partners, Inc., Class A	1,081,378
12,956	Blackstone Mortgage Trust, Inc., Class A REIT	363,545
4,175	BofI Holding, Inc.(b)	345,481
15,319	BOK Financial Corp.	984,399
57,643	Boston Private Financial Holdings, Inc.	708,432
6,478	Bridge Bancorp, Inc.	159,359
71,025	Brookline Bancorp, Inc.	632,122
7,236	Bryn Mawr Bank Corp.	201,667
3,452	C&F Financial Corp.	121,821
45,687	Calamos Asset Management, Inc., Class A	524,030
7,484	Camden National Corp.	264,559
15,285	Campus Crest Communities, Inc. REIT	134,967
20,153	Capital City Bank Group, Inc.(b)	257,152
13,051	Cardinal Financial Corp.	222,520
19,209	Cash America International, Inc.	705,547
45,209	Cathay General Bancorp	1,062,411
23,836	CBOE Holdings, Inc.	1,239,949
90,712	Cedar Realty Trust, Inc. REIT	572,393
14,782	Centerstate Banks, Inc.	162,602
24,733	Central Pacific Financial Corp.	453,851
12,293	Charter Financial Corp.	132,150
9,079	Chatham Lodging Trust REIT	189,842
27,234	Chemical Financial Corp.	786,518
18,808	Chesapeake Lodging Trust REIT	457,975
9,928	Citizens & Northern Corp.	194,390
19,531	Citizens, Inc., Class A(b)	135,740
12,803	City Holding Co.	571,270
28,686	CNA Financial Corp.	1,126,786

9,654	CNB Financial Corp.	$155,043
25,189	CoBiz Financial, Inc.	265,996
10,214	Cohen & Steers, Inc.(c)	368,419
11,913	Colony Financial, Inc. REIT	264,469
28,065	Columbia Banking System, Inc.	732,777
27,037	Community Bank System, Inc.	962,517
11,626	Community Trust Bancorp, Inc.	471,086
16,472	Consumer Portfolio Services, Inc.(b)	140,177
6,270	Coresite Realty Corp. REIT	192,364
71,721	Cousins Properties, Inc. REIT	771,001
78,314	Cowen Group, Inc., Class A(b)	319,521
20,065	Crawford & Co., Class A	146,474
25,768	Crawford & Co., Class B	208,463
1,531	Credit Acceptance Corp.(b)	213,085
56,093	CubeSmart REIT	924,413
67,044	CVB Financial Corp.	1,000,296
41,047	DFC Global Corp.(b)	308,673
2,436	Diamond Hill Investment Group	279,019
28,082	Dime Community Bancshares, Inc.	458,860
1,186	Donegal Group, Inc., Class B	27,385
11,351	Donegal Group, Inc., Class A	165,838
26,642	Doral Financial Corp. (Puerto Rico)(b)	332,759
25,642	DuPont Fabros Technology, Inc. REIT	666,436
32,368	Dynex Capital, Inc. REIT	260,886
8,536	Eagle Bancorp, Inc.(b)	283,822
14,955	EastGroup Properties, Inc. REIT	887,430
44,823	Education Realty Trust, Inc. REIT	404,752
11,709	eHealth, Inc.(b)	625,612
27,502	Employers Holdings, Inc.	675,724
15,179	Encore Capital Group, Inc.(b)	722,369
3,420	Enstar Group Ltd.(b)	423,943
14,399	Enterprise Financial Services Corp.	268,109
22,835	Equity Lifestyle Properties, Inc. REIT	897,644
33,839	Equity One, Inc. REIT	766,792
40,128	Everbank Financial Corp.	714,680
7,224	Evercore Partners, Inc., Class A	403,388
13,205	Excel Trust, Inc. REIT	150,669
28,573	Extra Space Storage, Inc. REIT	1,304,643
37,139	EZCORP, Inc., Class A(b)	407,786
8,676	Farmers Capital Bank Corp.(b)	178,379
14,711	FBL Financial Group, Inc., Class A	568,286
9,768	FBR & Co.(b)	236,972
4,787	Federal Agricultural Mortgage Corp., Class C	146,674
136,249	FelCor Lodging Trust, Inc. REIT	1,111,792
4,923	Financial Engines, Inc.	299,909
9,688	Financial Institutions, Inc.	202,285
17,762	First Bancorp	306,039
9,910	First Bancorp, Inc.	168,371
153,378	First BanCorp.(b)	750,018
97,471	First Busey Corp.	536,090
9,059	First Cash Financial Services, Inc.(b)	445,159
4,138	First Citizens BancShares, Inc., Class A	915,491
102,763	First Commonwealth Financial Corp.	843,684
20,256	First Community Bancshares, Inc.	327,945
9,018	First Connecticut Bancorp, Inc.	138,967
10,324	First Defiance Financial Corp.	265,533
50,268	First Financial Bancorp	833,443
14,299	First Financial Bankshares, Inc.(c)	874,670
9,702	First Financial Corp.	312,113
7,397	First Financial Holdings, Inc.	455,285
16,654	First Financial Northwest, Inc.	172,202
45,270	First Industrial Realty Trust, Inc. REIT	776,833
17,017	First Interstate BancSystem, Inc.	436,656
26,786	First Merchants Corp.	564,917
74,643	First Midwest Bancorp, Inc.	1,192,049
4,656	First of Long Island Corp. (The)	184,238

Schedule of Investments(a)

47,570	First Potomac Realty Trust REIT	$621,264
19,667	Flagstar Bancorp, Inc.(b)	410,450
29,382	Flushing Financial Corp.	603,506
51,617	Forest City Enterprises, Inc., Class A(b)	938,913
1,338	Forest City Enterprises, Inc., Class B(b)	24,271
21,839	Forestar Group, Inc.(b)	436,780
9,035	Franklin Financial Corp.(b)	171,755
56,721	Franklin Street Properties Corp. REIT	680,085
43,429	FXCM, Inc., Class A	744,373
2,834	GAMCO Investors, Inc., Class A	228,959
9,440	German American Bancorp, Inc.	254,502
19,589	Getty Realty Corp. REIT	372,191
119,998	GFI Group, Inc.	455,992
57,912	Glacier Bancorp, Inc.	1,530,614
10,210	Gladstone Commercial Corp. REIT	190,416
66,725	Glimcher Realty Trust REIT	571,166
12,681	Global Indemnity PLC(b)	310,811
26,906	Government Properties Income Trust REIT	664,578
179,880	Gramercy Property Trust, Inc. REIT(b)	1,046,902
10,838	Great Southern Bancorp, Inc.	299,671
19,880	Green Dot Corp., Class A(b)	447,698
10,145	Greenhill & Co., Inc.	527,033
21,521	Greenlight Capital Re Ltd., Class A(b)	691,470
23,733	Guaranty Bancorp	307,580
22,217	Hallmark Financial Services, Inc.(b)	195,732
18,818	Hanmi Financial Corp.	405,904
18,623	Healthcare Trust of America, Inc., Class A REIT	199,825
14,623	Heartland Financial USA, Inc.	368,353
11,669	Heritage Financial Corp.	198,723
102,880	Hersha Hospitality Trust REIT	558,638
10,413	HFF, Inc., Class A	308,017
24,379	Hilltop Holdings, Inc.(b)	579,976
14,413	Home BancShares, Inc.	444,497
10,692	HomeTrust Bancshares, Inc.(b)	169,041
49,560	Horace Mann Educators Corp.	1,382,724
16,231	Howard Hughes Corp. (The)(b)	2,025,142
10,648	Hudson Pacific Properties, Inc. REIT	231,381
20,108	Hudson Valley Holding Corp.	361,542
18,224	IBERIABANK Corp.	1,199,868
13,012	ICG Group, Inc.(b)	247,098
35,234	Impac Mortgage Holdings, Inc. REIT(b)	249,457
28,355	Independent Bank Corp.(b)	375,704
14,085	Independent Bank Corp.	509,314
14,030	Infinity Property & Casualty Corp.	990,518
72,937	Inland Real Estate Corp. REIT	768,756
48,054	International Bancshares Corp.	1,124,944
30,852	Intervest Bancshares Corp., Class A(b)	230,773
13,243	INTL FCStone, Inc.(b)	233,607
76,019	Investment Technology Group, Inc.(b)	1,254,314
22,508	Investors Bancorp, Inc.	571,028
83,738	Investors Real Estate Trust REIT	727,683
5,570	Kansas City Life Insurance Co.	262,737
7,922	Kennedy-Wilson Holdings, Inc.	190,286
59,046	Kite Realty Group Trust REIT	380,847
24,865	Lakeland Bancorp, Inc.	280,229
12,967	Lakeland Financial Corp.	474,981
36,519	LPL Financial Holdings, Inc.	1,954,862
12,517	LTC Properties, Inc. REIT	475,020
57,644	Maiden Holdings Ltd.	632,931
20,182	MainSource Financial Group, Inc.	329,168
13,906	Manning & Napier, Inc., Class A	232,926
6,265	MarketAxess Holdings, Inc.	393,066
36,046	MB Financial, Inc.	1,012,893
60,580	MBIA, Inc.(b)	662,745
82,012	Meadowbrook Insurance Group, Inc.	496,993
56,383	Medical Properties Trust, Inc. REIT	748,202

8,257	Mercantile Bank Corp.	$165,223
11,522	Metro Bancorp, Inc.(b)	228,942
354,794	MGIC Investment Corp.(b)	3,012,201
6,007	MidWestOne Financial Group, Inc.	147,652
18,195	Monmouth Real Estate Investment Corp., Class A REIT	168,122
43,567	Montpelier Re Holdings Ltd. (Bermuda)	1,214,212
4,855	National Bankshares, Inc.	176,771
6,204	National Health Investors, Inc. REIT	390,666
4,008	National Interstate Corp.	90,461
90,562	National Penn Bancshares, Inc.	940,034
3,092	National Western Life Insurance Co., Class A	674,520
12,067	Navigators Group, Inc. (The)(b)	719,555
33,666	NBT Bancorp, Inc.	809,331
16,101	Nelnet, Inc., Class A	599,762
66,044	New Residential Investment Corp. REIT	419,379
69,545	Newcastle Investment Corp. REIT	378,325
24,157	NewStar Financial, Inc.(b)	379,990
8,844	Nicholas Financial, Inc.	139,558
6,098	Northrim Bancorp, Inc.	146,474
119,012	NorthStar Realty Finance Corp. REIT	1,736,385
83,985	Northwest Bancshares, Inc.	1,180,829
10,116	OceanFirst Financial Corp.	179,660
30,146	Ocwen Financial Corp.(b)	1,330,644
29,929	OFG Bancorp	436,365
85,436	Old National Bancorp	1,196,104
45,293	OMEGA Healthcare Investors, Inc. REIT(c)	1,446,658
5,721	OmniAmerican Bancorp, Inc.(b)	128,265
8,998	One Liberty Properties, Inc. REIT	187,698
56,874	OneBeacon Insurance Group Ltd., Class A	799,648
24,193	Oppenheimer Holdings, Inc., Class A	568,052
25,665	Oritani Financial Corp.	403,967
8,608	Orrstown Financial Services, Inc.(b)	138,847
14,749	Pacific Continental Corp.	207,961
21,885	PacWest Bancorp(c)	877,807
14,756	Park National Corp.(c)	1,155,395
16,622	Parkway Properties, Inc. REIT	294,874
26,703	Pebblebrook Hotel Trust REIT	804,561
3,256	Penns Woods Bancorp, Inc.	147,171
55,072	Pennsylvania Real Estate Investment Trust REIT	1,027,093
22,486	PennyMac Mortgage Investment Trust REIT	529,545
10,648	Peoples Bancorp, Inc.	240,112
32,952	Phoenix Cos., Inc. (The)(b)	1,552,039
14,087	PICO Holdings, Inc.(b)	332,031
24,819	Pinnacle Financial Partners, Inc.	810,092
16,512	Piper Jaffray Cos.(b)	648,591
13,009	Portfolio Recovery Associates, Inc.(b)	653,312
23,724	Post Properties, Inc. REIT	1,113,367
24,733	Potlatch Corp. REIT	989,320
46,171	PrivateBancorp, Inc.	1,320,029
27,423	Prosperity Bancshares, Inc.	1,715,583
8,443	Provident Financial Holdings, Inc.	127,067
56,402	Provident Financial Services, Inc.	976,883
9,596	PS Business Parks, Inc. REIT	753,958
89,390	Radian Group, Inc.	1,330,123
127,047	RAIT Financial Trust REIT	1,072,277
30,452	Ramco-Gershenson Properties Trust REIT	486,318
12,014	Realogy Holdings Corp.(b)	547,478
23,049	Renasant Corp.	663,581
21,349	Republic Bancorp, Inc., Class A	492,948
17,119	Resource America, Inc., Class A	150,305
98,149	Resource Capital Corp. REIT	578,098
21,585	Retail Opportunity Investments Corp. REIT	312,119

Schedule of Investments(a)

69,809	Retail Properties of America, Inc., Class A REIT	$920,781
37,496	RLI Corp.	1,562,083
18,577	Rockville Financial, Inc.(c)	246,703
7,661	Rouse Properties, Inc. REIT(c)	133,608
25,793	Ryman Hospitality Properties, Inc. REIT(c)	1,066,798
32,331	S&T Bancorp, Inc.	756,222
9,908	S.Y. Bancorp, Inc.	293,178
31,734	Sabra Health Care REIT, Inc. REIT	918,065
13,342	Safeguard Scientifics, Inc.(b)	244,559
17,972	Safety Insurance Group, Inc.	971,926
20,959	Sandy Spring Bancorp, Inc.	523,346
7,983	Saul Centers, Inc. REIT	372,008
13,045	Seacoast Banking Corp. of Florida(b)	145,452
7,251	Select Income REIT	200,128
12,456	Sierra Bancorp	197,428
14,749	Simmons First National Corp., Class A	509,283
17,579	Southside Bancshares, Inc.	468,480
18,130	Southwest Bancorp, Inc.	316,369
15,331	Sovran Self Storage, Inc. REIT	1,041,128
16,200	St. Joe Co. (The)(b)(c)	291,114
5,616	STAG Industrial, Inc. REIT	120,519
21,543	State Auto Financial Corp.	413,195
26,421	State Bank Financial Corp.	452,592
39,965	Sterling Bancorp	503,559
20,093	Sterling Financial Corp.	632,930
18,821	Stewart Information Services Corp.	611,871
33,819	Stifel Financial Corp.(b)	1,526,928
71,001	Strategic Hotels & Resorts, Inc. REIT(b)	661,019
14,421	Suffolk Bancorp(b)	278,037
28,758	Summit Hotel Properties, Inc. REIT	256,234
13,742	Sun Communities, Inc. REIT	642,439
86,526	Sunstone Hotel Investors, Inc. REIT	1,110,129
68,573	SWS Group, Inc.(b)	526,641
28,694	Tanger Factory Outlet Centers, Inc. REIT	957,806
9,268	Taylor Capital Group, Inc.(b)	206,954
4,138	Tejon Ranch Co.(b)	141,189
5,988	Territorial Bancorp, Inc.	135,628
15,502	Texas Capital Bancshares, Inc.(b)	921,904
35,355	TFS Financial Corp.(b)	405,875
6,809	Tompkins Financial Corp.	319,342
63,208	Tower Group International Ltd.(c)	158,020
27,017	TowneBank	406,336
16,695	TriCo Bancshares	413,368
107,442	TrustCo Bank Corp. NY	701,596
57,489	Trustmark Corp.	1,365,939
62,134	Two Harbors Investment Corp. REIT	610,777
18,405	UMB Financial Corp.	1,091,232
102,826	Umpqua Holdings Corp.(c)	1,805,625
21,320	Union First Market Bankshares Corp.	491,852
41,949	United Bankshares, Inc.(c)	1,253,856
26,422	United Community Banks, Inc.(b)	440,719
12,382	United Financial Bancorp, Inc.	219,533
22,164	United Fire Group, Inc.	556,316
3,334	Universal Health Realty Income Trust REIT	141,362
42,038	Universal Insurance Holdings, Inc.	468,724
20,230	Univest Corp. of Pennsylvania	379,919
2,637	Urstadt Biddle Properties, Inc. REIT	41,612
13,980	Urstadt Biddle Properties, Inc., Class A REIT	262,265
13,713	ViewPoint Financial Group, Inc.	337,614
20,553	Virginia Commerce Bancorp, Inc.(b)	334,192
1,123	Virtus Investment Partners, Inc.(b)	204,678
6,131	Walker & Dunlop, Inc.(b)	86,079
9,575	Walter Investment Management Corp.(b)	295,293
11,801	Washington Banking Co.	209,940
11,741	Washington Trust Bancorp, Inc.	386,749

28,514	WesBanco, Inc.	$814,360
15,454	West Bancorporation, Inc.	228,565
20,052	Westamerica Bancorp.(c)	989,767
36,656	Western Alliance Bancorp(b)	821,828
32,936	Westfield Financial, Inc.	245,703
4,473	Westwood Holdings Group, Inc.	255,721
45,509	Wilshire Bancorp, Inc.	453,270
24,760	Winthrop Realty Trust REIT	284,245
26,704	Wintrust Financial Corp.	1,170,436
8,309	World Acceptance Corp.(b)(c)	795,088
5,535	WSFS Financial Corp.	397,413

		182,657,189

	Health Care - 8.0%
4,170	Abaxis, Inc.(b)	159,169
36,701	Accuray, Inc.(b)(c)	390,866
4,779	Acorda Therapeutics, Inc.(b)	140,264
72,221	Affymetrix, Inc.(b)	678,155
10,339	Air Methods Corp.(b)	531,735
17,310	Albany Molecular Research, Inc.(b)	185,217
11,065	Alexion Pharmaceuticals, Inc.(b)	1,756,347
13,155	Align Technology, Inc.(b)	781,670
24,638	Alkermes PLC(b)	1,199,378
95,548	Allscripts Healthcare Solutions, Inc.(b)	1,582,275
11,697	Almost Family, Inc.(b)	355,706
101,614	Amedisys, Inc.(b)	1,533,355
34,962	AMN Healthcare Services, Inc.(b)	528,276
33,580	AmSurg Corp.(b)	1,401,965
5,247	Analogic Corp.	501,876
24,767	AngioDynamics, Inc.(b)	394,043
11,511	ArthroCare Corp.(b)	522,369
2,626	athenahealth, Inc.(b)	387,072
834	Atrion Corp.	222,828
17,965	Aveo Pharmaceuticals, Inc.(b)	29,642
8,565	BioMarin Pharmaceutical, Inc.(b)	589,957
13,209	Bio-Reference Labs, Inc.(b)	355,190
43,048	BioScrip, Inc.(b)	366,338
26,072	Bruker Corp.(b)	530,565
70,793	Cambrex Corp.(b)	1,328,785
7,972	Cantel Medical Corp.	252,712
9,828	Capital Senior Living Corp.(b)	220,835
5,146	Cepheid, Inc.(b)	272,018
32,332	Charles River Laboratories International, Inc.(b)	1,827,728
9,230	Chemed Corp.(c)	728,432
5,165	Computer Programs & Systems, Inc.	345,125
23,129	CONMED Corp.	970,262
11,667	Cooper Cos., Inc. (The)	1,449,975
7,683	Corvel Corp.(b)	363,867
70,902	Cross Country Healthcare, Inc.(b)	765,742
23,382	CryoLife, Inc.	252,292
22,356	Cubist Pharmaceuticals, Inc.(b)	1,634,000
4,957	Cyberonics, Inc.(b)	331,128
35,879	Dendreon Corp.(b)(c)	100,102
15,493	Emergent Biosolutions, Inc.(b)	370,747
20,033	Emeritus Corp.(b)	441,728
10,969	Ensign Group, Inc. (The)	459,820
35,104	Enzon Pharmaceuticals, Inc.	31,594
12,812	ExamWorks Group, Inc.(b)	394,481
101,067	Five Star Quality Care, Inc.(b)	548,794
71,990	Gentiva Health Services, Inc.(b)	817,806
23,095	Greatbatch, Inc.(b)	981,768
21,933	Haemonetics Corp.(b)	831,041
16,696	Hanger, Inc.(b)	564,492
45,741	Healthways, Inc.(b)	700,295
4,633	Hi-Tech Pharmacal Co., Inc.(b)	200,424
15,493	HMS Holdings Corp.(b)	356,804
4,615	ICU Medical, Inc.(b)	297,714

Schedule of Investments(a)

12,671	IDEXX Laboratories, Inc.(b)	$1,447,788
24,743	Illumina, Inc.(b)	3,760,936
43,774	Impax Laboratories, Inc.(b)	1,012,930
11,020	Integra LifeSciences Holdings(b)	511,989
15,972	InterMune, Inc.(b)	213,226
59,631	Invacare Corp.	1,203,354
7,172	IPC The Hospitalist Co., Inc.(b)	382,841
5,460	Landauer, Inc.	252,088
14,496	LHC Group, Inc.(b)	332,538
12,059	Luminex Corp.(b)	220,318
27,238	Masimo Corp.(b)	796,712
21,268	MedAssets, Inc.(b)	468,747
43,166	Medical Action Industries, Inc.(b)	320,292
13,869	Medicines Co. (The)(b)	482,086
20,038	Meridian Bioscience, Inc.	456,466
30,838	Merit Medical Systems, Inc.(b)	443,142
40,956	Molina Healthcare, Inc.(b)	1,474,416
20,764	Momenta Pharmaceuticals, Inc.(b)	371,676
4,485	MWI Veterinary Supply, Inc.(b)	835,376
21,208	Myriad Genetics, Inc.(b)(c)	585,977
8,978	National Healthcare Corp.	466,856
20,142	Natus Medical, Inc.(b)	521,476
15,840	Nektar Therapeutics(b)	215,424
7,714	Neogen Corp.(b)	324,142
25,587	NuVasive, Inc.(b)	957,977
15,559	Omnicell, Inc.(b)	401,733
13,232	Orthofix International NV(b)	271,918
29,517	PAREXEL International Corp.(b)	1,440,725
172,942	PDL BioPharma, Inc.(c)	1,573,772
72,301	PharMerica Corp.(b)	1,759,806
23,006	Prestige Brands Holdings, Inc.(b)	696,162
24,570	Providence Service Corp. (The)(b)	648,402
23,873	QLT, Inc. (Canada)(c)	163,291
21,874	Quality Systems, Inc.	402,700
7,896	Questcor Pharmaceuticals, Inc.(c)	529,111
6,870	Quidel Corp.(b)	203,077
46,441	RadNet, Inc.(b)	87,773
1,595	Regeneron Pharmaceuticals, Inc.(b)	460,301
19,520	Rigel Pharmaceuticals, Inc.(b)	59,146
45,296	RTI Surgical, Inc.(b)	140,418
9,648	Salix Pharmaceuticals Ltd.(b)	939,136
62,733	Select Medical Holdings Corp.	677,516
13,478	Sirona Dental Systems, Inc.(b)	969,607
56,373	Skilled Healthcare Group, Inc., Class A(b)	257,625
10,507	Spectrum Pharmaceuticals, Inc.(b)	88,364
6,689	SurModics, Inc.(b)	163,078
38,298	Symmetry Medical, Inc.(b)	372,257
13,052	Syneron Medical Ltd. (Israel)(b)	158,321
20,958	Team Health Holdings, Inc.(b)	904,547
10,006	Techne Corp.	909,245
14,197	Thoratec Corp.(b)	496,043
36,501	Triple-S Management Corp., Class B (Puerto Rico)(b)	651,178
14,729	United Therapeutics Corp.(b)	1,511,490
6,637	US Physical Therapy, Inc.	209,132
12,068	Vertex Pharmaceuticals, Inc.(b)	953,855
16,390	Volcano Corp.(b)	344,026
35,079	West Pharmaceutical Services, Inc.	1,664,499
23,936	Wright Medical Group, Inc.(b)	727,894

		71,859,690

	Industrials - 17.3%
32,076	A.O. Smith Corp.	1,514,629
12,013	AAON, Inc.	356,306
62,218	AAR Corp.	1,658,110
8,052	Acacia Research Corp.	111,279
90,495	ACCO Brands Corp.(b)	525,776
134,819	Accuride Corp.(b)	513,660

22,644	Aceto Corp.	$482,770
34,741	Actuant Corp.	1,188,837
5,918	Advisory Board Co. (The)(b)	374,669
113,278	Aegean Marine Petroleum Network, Inc. (Greece)	1,030,830
29,530	Aegion Corp.(b)	605,956
10,433	Aerovironment, Inc.(b)	311,112
41,138	Air Lease Corp.	1,295,024
123,012	Air Transport Services Group, Inc.(b)	773,745
7,211	Alamo Group, Inc.	362,136
19,106	Albany International Corp., Class A	660,494
6,315	Allegiant Travel Co.	575,107
18,291	Altra Holdings, Inc.	573,606
7,154	AMERCO	1,593,410
23,353	Ameresco, Inc., Class A(b)	230,261
3,471	American Railcar Industries, Inc.	169,801
5,392	American Science & Engineering, Inc.	368,759
4,855	American Woodmark Corp.(b)	170,459
13,851	Ampco-Pittsburgh Corp.	246,686
53,984	API Technologies Corp.(b)	178,687
16,925	Apogee Enterprises, Inc.	572,065
24,254	Applied Industrial Technologies, Inc.	1,225,797
158,592	ARC Document Solutions, Inc.(b)	1,202,127
64,675	Arkansas Best Corp.	2,217,706
16,829	Astec Industries, Inc.	626,039
27,298	Atlas Air Worldwide Holdings, Inc.(b)	964,438
9,215	AZZ, Inc.	385,279
50,155	Baltic Trading Ltd.	290,397
23,914	Barnes Group, Inc.	895,340
3,611	Barrett Business Services, Inc.	283,138
29,740	Beacon Roofing Supply, Inc.(b)	1,123,875
27,323	Blount International, Inc.(b)	350,281
70,838	BlueLinx Holdings, Inc.(b)	112,632
37,607	Brady Corp., Class A	1,028,928
24,393	Builders FirstSource, Inc.(b)	196,364
4,761	CAI International, Inc.(b)	98,505
84,252	Casella Waste Systems, Inc., Class A(b)	432,213
74,878	CBIZ, Inc.(b)	643,951
19,893	CDI Corp.	340,568
20,484	Celadon Group, Inc.	425,658
477,804	Cenveo, Inc.(b)(c)	1,586,309
11,080	Chart Industries, Inc.(b)	946,675
104,166	China Ceramics Co. Ltd. (China)	238,540
55,118	China Yuchai International Ltd.	1,171,257
11,889	CIRCOR International, Inc.	856,246
19,325	CLARCOR, Inc.	1,070,991
24,434	Clean Harbors, Inc.(b)	1,370,259
17,964	Coleman Cable, Inc.	471,375
8,772	Colfax Corp.(b)	528,513
20,692	Columbus McKinnon Corp.(b)	511,506
47,355	Comfort Systems USA, Inc.	806,929
39,047	Commercial Vehicle Group, Inc.(b)	312,376
33,986	Copart, Inc.(b)	1,165,040
12,941	Corporate Executive Board Co. (The)	945,987
13,908	Costamare, Inc. (Greece)	273,153
24,244	Courier Corp.	382,813
22,239	Covenant Transport Group, Inc., Class A(b)	194,814
15,295	CRA International, Inc.(b)	288,464
9,993	Cubic Corp.	494,953
135,846	Diana Shipping, Inc. (Greece)(b)(c)	1,658,680
20,613	DigitalGlobe, Inc.(b)	787,004
21,683	Douglas Dynamics, Inc.	314,837
18,125	Ducommun, Inc.(b)	516,562
4,147	DXP Enterprises, Inc.(b)	398,278
38,848	Dycom Industries, Inc.(b)	1,081,140
9,372	Dynamic Materials Corp.	204,591
361,415	Eagle Bulk Shipping, Inc.(b)(c)	1,387,834

Schedule of Investments(a)

6,382	Echo Global Logistics, Inc.(b)	$129,491
17,456	Encore Wire Corp.	891,827
8,645	EnerNOC, Inc.(b)	193,648
37,114	Ennis, Inc.	537,040
16,729	EnPro Industries, Inc.(b)	1,213,522
14,707	ESCO Technologies, Inc.	513,274
5,569	Exponent, Inc.	402,193
59,057	Federal Signal Corp.(b)	727,582
38,523	Flow International Corp.(b)	155,633
9,433	Forward Air Corp.	420,146
10,055	Franklin Covey Co.(b)	192,151
10,614	Franklin Electric Co., Inc.	422,862
11,565	FreightCar America, Inc.	265,764
36,956	Furmanite Corp.(b)	431,646
16,384	G&K Services, Inc., Class A	915,702
431,509	Genco Shipping & Trading Ltd.(b)(c)	910,484
33,669	GenCorp, Inc.(b)(c)	573,046
14,753	Generac Holdings, Inc.	710,062
10,025	Genesee & Wyoming, Inc., Class A(b)	905,658
25,104	Gibraltar Industries, Inc.(b)	448,357
23,705	Global Power Equipment Group, Inc.	422,186
13,499	Gorman-Rupp Co. (The)	429,673
8,935	GP Strategies Corp.(b)	247,946
18,487	Graco, Inc.	1,284,662
34,916	Granite Construction, Inc.	1,162,354
41,851	Great Lakes Dredge & Dock Corp.(b)	315,138
31,058	Greenbrier Cos., Inc.(b)	1,139,518
68,311	Griffon Corp.	857,986
32,231	H&E Equipment Services, Inc.(b)	975,955
12,014	Hardinge, Inc.	165,433
149,385	Hawaiian Holdings, Inc.(b)(c)	1,517,752
28,251	Healthcare Services Group, Inc.	766,450
50,548	Heartland Express, Inc.	1,064,541
5,863	HEICO Corp.	312,029
11,757	HEICO Corp., Class A	457,935
27,256	Heidrick & Struggles International, Inc.	454,630
38,126	Herman Miller, Inc.	1,068,672
46,965	Hexcel Corp.(b)	1,957,501
46,835	Hill International, Inc.(b)	212,631
41,563	HNI Corp.	1,426,027
17,156	Houston Wire & Cable Co.	226,974
29,747	Hub Group, Inc., Class A(b)	1,233,013
47,241	Hudson Global, Inc.(b)	187,547
4,412	Hurco Cos., Inc.	114,359
16,330	Huron Consulting Group, Inc.(b)	1,081,699
4,238	Hyster-Yale Materials Handling, Inc.	363,451
17,076	ICF International, Inc.(b)	574,778
33,664	II-VI, Inc.(b)	514,049
12,058	InnerWorkings, Inc.(b)	90,917
21,877	Insperity, Inc.	722,379
14,429	Insteel Industries, Inc.	268,812
34,433	Interface, Inc.	721,371
18,627	International Shipholding Corp.	499,017
12,666	Intersections, Inc.	93,728
26,747	John Bean Technologies Corp.	825,680
12,136	Kadant, Inc.	435,804
22,138	Kaman Corp.	858,069
45,399	KAR Auction Services, Inc.	1,263,000
30,820	Kforce, Inc.	558,767
57,172	Kimball International, Inc., Class B	850,148
39,553	Knight Transportation, Inc.	844,457
35,368	Knoll, Inc.	587,109
34,785	Korn/Ferry International(b)	816,056
78,245	Kratos Defense & Security Solutions, Inc.(b)	565,711
20,562	Landstar System, Inc.	1,181,081
36,488	Layne Christensen Co.(b)	618,836
6,417	LB Foster Co., Class A	276,316

3,655	Lindsay Corp.(c)	$310,675
7,832	LMI Aerospace, Inc.(b)	108,082
37,403	LSI Industries, Inc.	315,681
16,140	Lydall, Inc.(b)	285,194
21,967	Macquarie Infrastructure Co. LLC (Australia)	1,213,677
19,861	Marten Transport Ltd.	378,749
28,734	MasTec, Inc.(b)	1,032,700
17,830	McGrath RentCorp	652,935
189,186	Metalico, Inc.(b)	342,427
33,923	MFC Industrial Ltd. (Canada)(c)	264,260
4,587	Middleby Corp. (The)(b)	1,131,062
12,985	Miller Industries, Inc.	238,145
13,558	Mine Safety Appliances Co.	683,052
10,060	Mistras Group, Inc.(b)	235,002
31,692	Mobile Mini, Inc.(b)	1,225,530
20,435	Mueller Industries, Inc.	1,271,874
146,608	Mueller Water Products, Inc., Class A	1,272,557
10,970	Multi-Color Corp.	394,481
18,840	MYR Group, Inc.(b)	472,319
8,106	National Presto Industries, Inc.(b)(c)	616,786
59,193	Navigant Consulting, Inc.(b)	1,040,021
230,078	Navios Maritime Holdings, Inc.(c)	2,181,139
34,528	NCI Building Systems, Inc.(b)	636,696
18,955	NN, Inc.	335,314
11,379	Nordson Corp.	788,792
10,898	Nortek, Inc.(b)	819,639
14,408	Northwest Pipe Co.(b)	505,433
15,788	On Assignment, Inc.(b)	468,588
66,591	Orbital Sciences Corp.(b)	1,628,150
32,261	Orion Marine Group, Inc.(b)	361,323
120,398	Pacer International, Inc.(b)	1,060,706
69,145	Paragon Shipping, Inc., Class A (Greece)(b)(c)	469,495
15,339	Park-Ohio Holdings Corp.(b)	733,204
15,274	Pike Corp.(b)	160,988
19,543	Polypore International, Inc.(b)(c)	647,850
4,576	Powell Industries, Inc.	281,012
14,719	Primoris Services Corp.	467,623
40,401	Quality Distribution, Inc.(b)	555,514
29,812	Quanex Building Products Corp.	564,937
15,694	Raven Industries, Inc.	587,740
8,686	RBC Bearings, Inc.(b)	563,200
41,567	Resources Connection, Inc.	560,323
19,186	Rexnord Corp.(b)	498,452
8,231	Roadrunner Transportation Systems, Inc.(b)	216,064
19,941	Rollins, Inc.	574,700
6,865	Rush Enterprises, Inc., Class B(b)	160,847
35,441	Rush Enterprises, Inc., Class A(b)	979,589
63,910	Safe Bulkers, Inc. (Greece)	625,679
27,329	Saia, Inc.(b)	919,894
14,017	Schawk, Inc.	169,325
57,740	Seaspan Corp., Class A (Hong Kong)(c)	1,284,715
29,035	Sensata Technologies Holding NV(b)	1,087,070
20,504	Simpson Manufacturing Co., Inc.	668,430
17,083	SP Plus Corp.(b)	431,517
23,034	Spirit Airlines, Inc.(b)	1,080,295
7,479	Standex International Corp.	425,406
31,553	Sterling Construction Co., Inc.(b)	341,403
5,901	Sun Hydraulics Corp.	215,682
79,054	Swift Transportation Co.(b)	1,723,377
18,735	TAL International Group, Inc.(c)	806,167
8,423	Team, Inc.(b)	356,546
40,625	Tecumseh Products Co., Class A(b)	341,250
11,639	Tecumseh Products Co., Class B(b)	96,836
10,109	Tennant Co.	648,290
41,549	Tetra Tech, Inc.(b)	1,226,111

Schedule of Investments(a)

6,950	Textainer Group Holdings Ltd.(c)	$252,215
11,116	Thermon Group Holdings, Inc.(b)	301,021
24,002	Titan International, Inc.	402,274
15,778	Titan Machinery, Inc.(b)(c)	257,181
24,775	Toro Co. (The)	1,569,744
4,082	Trex Co., Inc.(b)	287,087
21,926	Trimas Corp.(b)	763,025
38,185	TrueBlue, Inc.(b)	936,678
7,119	Twin Disc, Inc.	167,795
8,277	UniFirst Corp.	875,707
23,264	Universal Forest Products, Inc.	1,222,523
6,593	US Ecology, Inc.	235,766
43,235	USG Corp.(b)	1,322,991
6,233	Valmont Industries, Inc.	912,387
17,185	Verisk Analytics, Inc., Class A(b)	1,097,434
19,352	Viad Corp.	508,764
9,537	VSE Corp.	420,677
31,893	Wabash National Corp.(b)	437,253
20,455	Wabtec Corp.	1,509,784
16,762	Watsco, Inc.	1,586,020
16,646	Watts Water Technologies, Inc., Class A	932,509
13,599	Wesco Aircraft Holdings, Inc.(b)	303,938
15,061	Willis Lease Finance Corp.(b)	254,983
32,455	Woodward, Inc.	1,390,697
88,998	YRC Worldwide, Inc.(b)(c)	1,956,176

		155,469,920

	Information Technology - 17.7%
5,128	3D Systems Corp.(b)(c)	398,599
17,469	Accelrys, Inc.(b)	219,760
9,719	ACI Worldwide, Inc.(b)	589,069
22,893	Actuate Corp.(b)	173,987
51,146	Acxiom Corp.(b)	1,839,210
33,293	ADTRAN, Inc.	845,309
22,066	Advanced Energy Industries, Inc.(b)	602,402
11,902	Advent Software, Inc.	391,100
14,945	Aeroflex Holding Corp.(b)	102,971
21,757	Agilysys, Inc.(b)	285,017
23,551	Alpha & Omega Semiconductor Ltd.(b)	170,980
18,205	American Software, Inc., Class A	183,506
33,859	Amtech Systems, Inc.(b)	327,417
65,370	ANADIGICS, Inc.(b)	128,779
11,184	Anaren, Inc.(b)	312,593
16,432	Applied Micro Circuits Corp.(b)	165,963
70,176	ARRIS Group, Inc.(b)	1,817,558
8,650	Aruba Networks, Inc.(b)	170,491
6,261	Aspen Technology, Inc.(b)	285,314
20,488	ATMI, Inc.(b)	567,108
89,065	Aviat Networks, Inc.(b)	169,223
55,668	Avid Technology, Inc.(b)	386,336
52,036	AVX Corp. (Japan)	672,305
184,874	Axcelis Technologies, Inc.(b)	447,395
43,118	AXT, Inc.(b)	105,208
5,336	Badger Meter, Inc.	271,816
23,035	Bankrate, Inc. (United Kingdom)(b)	382,151
2,366	Bel Fuse, Inc., Class A	44,481
11,498	Bel Fuse, Inc., Class B	220,417
20,502	Belden, Inc.	1,326,684
25,752	Black Box Corp.	705,862
15,151	Blackbaud, Inc.	522,103
16,816	Blucora, Inc.(b)	430,658
24,514	Booz Allen Hamilton Holding Corp.	448,116
8,113	Bottomline Technologies, Inc.(b)	280,872
39,214	Brooks Automation, Inc.	398,022
17,748	Cabot Microelectronics Corp.(b)	715,599
65,225	Cadence Design Systems, Inc.(b)	920,977
24,339	Calix, Inc.(b)	193,008
108,553	Canadian Solar, Inc. (Canada)(b)(c)	4,247,679

14,176	Cardtronics, Inc.(b)	$546,060
3,551	Cass Information Systems, Inc.	192,180
6,795	Cavium, Inc.(b)	252,570
8,823	CEVA, Inc.(b)	153,432
64,716	Checkpoint Systems, Inc.(b)	863,311
43,762	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	829,728
129,679	CIBER, Inc.(b)	503,155
25,483	Ciena Corp.(b)	594,518
18,635	Cirrus Logic, Inc.(b)(c)	326,299
22,529	Cognex Corp.(b)	888,769
12,017	Coherent, Inc.(b)	803,216
24,520	Cohu, Inc.	254,027
3,846	CommVault Systems, Inc.(b)	265,643
6,698	Computer Task Group, Inc.	108,240
107,202	Compuware Corp.	1,087,028
11,307	comScore, Inc.(b)	309,925
24,881	Comtech Telecommunications Corp.	756,880
10,618	Comverse, Inc.(b)	382,673
6,079	Concur Technologies, Inc.(b)(c)	737,626
11,255	Constant Contact, Inc.(b)	303,998
4,423	CoStar Group, Inc.(b)	760,933
10,681	Cray, Inc.(b)	314,983
29,467	CSG Systems International, Inc.	882,831
39,838	CTS Corp.	744,572
33,036	Cypress Semiconductor Corp.	331,681
38,994	Daktronics, Inc.	569,702
13,646	Datalink Corp.(b)	198,276
15,904	Dealertrack Technologies, Inc.(b)	741,922
21,435	Dice Holdings, Inc.(b)	150,045
26,418	Digi International, Inc.(b)	272,105
39,243	Digital River, Inc.(b)	689,892
25,952	Diodes, Inc.(b)	594,560
27,439	Dolby Laboratories, Inc., Class A(b)(c)	1,124,725
30,999	DSP Group, Inc.(b)	277,751
7,549	DTS, Inc.(b)	156,491
168,456	EarthLink Holdings Corp.	731,099
11,865	Ebix, Inc.(c)	161,127
19,952	Electro Rent Corp.	335,593
27,171	Electro Scientific Industries, Inc.	294,534
23,394	Electronics for Imaging, Inc.(b)	991,204
93,345	Emulex Corp.(b)	687,019
63,533	Entegris, Inc.(b)	668,367
54,353	Entropic Communications, Inc.(b)	226,652
20,565	EPIQ Systems, Inc.	295,313
5,465	ePlus, Inc.(b)	294,782
38,636	Euronet Worldwide, Inc.(b)	1,655,939
11,070	Exar Corp.(b)	121,881
7,649	ExlService Holdings, Inc.(b)	192,372
50,809	Extreme Networks, Inc.(b)	371,922
14,068	F5 Networks, Inc.(b)	1,505,276
15,516	Fabrinet (Cayman Islands)(b)	286,581
10,480	FactSet Research Systems, Inc.(c)	1,108,470
13,641	Fair Isaac Corp.	741,525
5,949	FARO Technologies, Inc.(b)	307,682
12,463	FEI Co.	1,168,032
48,146	Finisar Corp.(b)	1,141,542
9,499	FleetCor Technologies, Inc.(b)	1,009,934
48,611	FormFactor, Inc.(b)	313,055
13,859	Forrester Research, Inc.	520,267
12,506	Fortinet, Inc.(b)	265,127
44,181	Freescale Semiconductor Ltd.(b)	801,002
16,792	Gartner, Inc.(b)	1,180,981
73,095	Genpact Ltd.(b)	1,240,422
35,333	Global Cash Access Holdings, Inc.(b)	299,624
25,878	GSI Group, Inc.(b)	279,224
278,368	GT Advanced Technologies, Inc.(b)(c)	2,858,839

Schedule of Investments(a)

37,162	Hackett Group, Inc. (The)	$219,256
91,752	Harmonic, Inc.(b)	601,893
25,130	Heartland Payment Systems, Inc.	1,083,354
8,169	Hittite Microwave Corp.(b)	468,492
11,318	Hollysys Automation Technologies Ltd. (China)(b)	190,935
89,004	Hutchinson Technology, Inc.(b)	338,215
30,116	IAC/InterActiveCorp.	2,109,325
7,056	iGATE Corp.(b)	238,140
149,206	Imation Corp.(b)	717,681
48,034	Infinera Corp.(b)	418,856
25,161	Informatica Corp.(b)	1,015,498
110,789	Integrated Device Technology, Inc.(b)	1,069,114
28,811	Integrated Silicon Solution, Inc.(b)	339,105
11,465	InterDigital, Inc.	329,619
28,073	Internap Network Services Corp.(b)	228,795
57,072	International Rectifier Corp.(b)	1,484,443
143,903	Intersil Corp., Class A	1,631,860
9,278	InterXion Holding NV (Netherlands)(b)	228,424
34,042	Intevac, Inc.(b)	252,592
33,472	IntraLinks Holdings, Inc.(b)	354,134
5,380	IPG Photonics Corp.(b)(c)	359,761
11,398	Ixia(b)	145,780
16,089	IXYS Corp.	204,169
15,914	j2 Global, Inc.	721,700
22,149	Jack Henry & Associates, Inc.	1,235,471
86,274	JDS Uniphase Corp.(b)	1,146,581
107,698	Kemet Corp.(b)	594,493
11,434	Key Tronic Corp.(b)	120,057
41,270	Kopin Corp.(b)	158,477
50,675	Kulicke & Soffa Industries, Inc. (Singapore)(b)	589,857
73,239	Lattice Semiconductor Corp.(b)	423,321
2,163	LinkedIn Corp., Class A(b)	465,499
59,716	Lionbridge Technologies, Inc.(b)	328,438
5,038	Liquidity Services, Inc.(b)(c)	119,753
7,663	Littelfuse, Inc.	685,839
39,020	LTX-Credence Corp.(b)	333,621
30,879	Magnachip Semiconductor Corp. (South Korea)(b)	488,197
17,708	Manhattan Associates, Inc.(b)	597,114
35,655	ManTech International Corp., Class A	1,037,561
14,377	MAXIMUS, Inc.	609,153
7,389	Measurement Specialties, Inc.(b)	407,651
54,597	Mentor Graphics Corp.	1,135,618
1,704	MercadoLibre, Inc. (Argentina)(c)	164,419
39,099	Mercury Systems, Inc.(b)	418,359
30,208	Methode Electronics, Inc.	1,016,801
26,413	Micrel, Inc.	263,602
29,333	MICROS Systems, Inc.(b)	1,628,861
42,473	Microsemi Corp.(b)	995,567
3,137	MicroStrategy, Inc., Class A(b)	394,321
28,478	MKS Instruments, Inc.	858,042
150,052	ModusLink Global Solutions, Inc.(b)	772,768
9,821	Monolithic Power Systems, Inc.(b)	321,048
6,691	Monotype Imaging Holdings, Inc.	195,176
211,211	Monster Worldwide, Inc.(b)	1,292,611
15,778	Move, Inc.(b)	223,101
6,773	MTS Systems Corp.	476,345
14,129	Multi-Fineline Electronix, Inc. (Singapore)(b)	194,980
21,980	Nam Tai Electronics, Inc. (China)	133,858
9,605	Nanometrics, Inc.(b)	162,709
21,164	National Instruments Corp.	613,756
42,503	NCI, Inc., Class A(b)	282,645
72,974	Net 1 UEPS Technologies, Inc. (South Africa)(b)	583,792

24,566	NETGEAR, Inc.(b)	$783,901
15,301	NetScout Systems, Inc.(b)	540,431
21,485	NeuStar, Inc., Class A(b)	728,127
28,310	Newport Corp.(b)	513,543
8,790	NIC, Inc.	191,095
115,906	Novatel Wireless, Inc.(b)	309,469
157,055	Oclaro, Inc.(b)(c)	419,337
48,037	OmniVision Technologies, Inc.(b)	739,289
2,366	OpenTable, Inc.(b)	178,112
15,849	Oplink Communications, Inc.(b)	268,324
41,503	Orbotech Ltd. (Israel)(b)	564,026
7,955	OSI Systems, Inc.(b)	460,833
15,680	Park Electrochemical Corp.	473,066
13,926	PC Connection, Inc.	284,926
17,980	PCM, Inc.(b)	179,800
20,480	Perficient, Inc.(b)	420,454
28,631	Pericom Semiconductor Corp.(b)	237,065
89,489	Photronics, Inc.(b)	742,759
16,386	Plantronics, Inc.	703,451
47,812	Plexus Corp.(b)	1,869,449
158,397	PMC - Sierra, Inc.(b)	1,037,500
7,027	Power Integrations, Inc.	416,209
20,984	PRGX Global, Inc.(b)	139,753
29,480	Progress Software Corp.(b)	712,532
49,303	PTC, Inc.(b)	1,759,131
6,885	QLIK Technologies, Inc.(b)	186,033
87,387	QLogic Corp.(b)	1,011,068
335,579	Quantum Corp.(b)	419,474
43,603	QuinStreet, Inc.(b)	360,597
13,723	Rackspace Hosting, Inc.(b)	499,654
52,681	RadiSys Corp.(b)	149,087
8,671	RADWARE Ltd. (Israel)(b)	146,713
45,138	Rambus, Inc.(b)	402,180
11,297	RealD, Inc.(b)	101,108
29,836	RealNetworks, Inc.(b)	217,206
193,962	RF Micro Devices, Inc.(b)	1,033,817
12,877	Richardson Electronics Ltd.	148,472
38,390	Riverbed Technology, Inc.(b)	757,051
21,952	Rofin-Sinar Technologies, Inc.(b)	507,091
8,559	Rogers Corp.(b)	519,531
28,331	Rubicon Technology, Inc.(b)(c)	310,791
16,055	Rudolph Technologies, Inc.(b)	176,444
45,965	Sapient Corp.(b)	736,819
33,524	ScanSource, Inc.(b)	1,258,491
19,255	SeaChange International, Inc.(b)	230,290
17,987	Semtech Corp.(b)	410,283
57,162	Sigma Designs, Inc.(b)	268,090
12,016	Silicon Graphics International Corp.(b)	156,328
39,946	Silicon Image, Inc.(b)	223,298
14,633	Silicon Laboratories, Inc.(b)	691,263
16,612	SINA Corp. (China)(b)	1,082,936
20,608	Sohu.com, Inc. (China)(b)(c)	1,499,850
2,888	SolarWinds, Inc.(b)	115,202
15,248	Solera Holdings, Inc.	1,019,024
130,150	Sonus Networks, Inc.(b)	390,450
85,297	Spansion, Inc., Class A(b)	1,279,455
13,554	SS&C Technologies Holdings, Inc.(b)	526,166
121,552	STR Holdings, Inc.(b)	182,328
43,187	SunPower Corp. (France)(b)(c)	1,397,531
30,086	Super Micro Computer, Inc.(b)	618,568
6,581	Supertex, Inc.(b)	175,713
38,777	Sykes Enterprises, Inc.(b)	812,766
13,799	Synaptics, Inc.(b)	805,310
7,544	Synchronoss Technologies, Inc.(b)	201,123
4,771	Syntel, Inc.(b)	401,957
64,048	Take-Two Interactive Software, Inc.(b)	1,228,441

Schedule of Investments(a)

126,682	TeleCommunication Systems, Inc., Class A(b)	$287,568
30,527	TeleTech Holdings, Inc.(b)	666,099
7,288	Tessco Technologies, Inc.	242,618
40,390	Tessera Technologies, Inc.	801,742
47,376	TIBCO Software, Inc.(b)	1,008,635
17,695	TiVo, Inc.(b)	219,241
185,363	TriQuint Semiconductor, Inc.(b)	1,538,513
85,123	TTM Technologies, Inc.(b)	681,835
4,211	Tyler Technologies, Inc.(b)	444,050
1,505	Ultimate Software Group, Inc. (The)(b)	245,661
26,335	Ultra Clean Holdings, Inc.(b)	301,009
5,780	Ultratech, Inc.(b)	146,234
26,587	United Online, Inc.	321,969
5,182	Universal Display Corp.(b)	168,311
103,362	Unwired Planet, Inc.(b)	172,615
101,050	UTStarcom Holdings Corp(b)	271,825
28,154	ValueClick, Inc.(b)	605,311
12,551	Vantiv, Inc., Class A(b)	380,797
29,086	Veeco Instruments, Inc.(b)	1,105,559
65,238	VeriFone Systems, Inc.(b)	1,892,554
7,640	Verint Systems, Inc.(b)	347,162
21,270	Verisign, Inc.(b)	1,249,613
20,014	ViaSat, Inc.(b)	1,191,033
5,895	Virtusa Corp.(b)	202,081
16,019	Vishay Precision Group, Inc.(b)	228,111
17,141	VistaPrint NV(b)(c)	837,852
11,069	VMware, Inc., Class A(b)	997,760
30,930	WebMD Health Corp.(b)(c)	1,481,547
70,397	Westell Technologies, Inc., Class A(b)	263,989
12,502	Wex, Inc.(b)	1,029,665
13,144	XO Group, Inc.(b)	159,437
61,195	Xyratex Ltd.	808,386
19,396	Yandex NV, Class A (Russia)(b)	712,803
24,973	Zebra Technologies Corp., Class A(b)	1,372,516
8,946	Zygo Corp.(b)	125,512
241,887	Zynga, Inc., Class A(b)	1,064,303

		159,616,279

	Materials - 5.5%
32,809	A. Schulman, Inc.	1,114,522
19,905	A.M. Castle & Co.(b)	273,097
4,539	AEP Industries, Inc.(b)	199,898
15,098	Allied Nevada Gold Corp.(b)(c)	74,131
19,938	AMCOL International Corp.	679,288
8,594	American Pacific Corp.(b)	399,019
4,393	American Vanguard Corp.	102,093
9,872	Axiall Corp.	393,893
6,726	Balchem Corp.	366,701
32,704	Berry Plastics Group, Inc.(b)	729,299
27,420	Calgon Carbon Corp.(b)	556,900
25,191	Carpenter Technology Corp.	1,463,849
114,058	Century Aluminum Co.(b)	1,331,057
61,487	China Gerui Advanced Materials Group Ltd.(b)(c)	67,021
22,031	Clearwater Paper Corp.(b)	1,254,665
2,306	Deltic Timber Corp.	148,299
11,110	Eagle Materials, Inc.	874,912
229,384	Ferro Corp.(b)	2,885,651
9,813	Flotek Industries, Inc.(b)	211,078
11,708	FutureFuel Corp.	191,543
26,554	Globe Specialty Metals, Inc.	464,164
50,567	Golden Minerals Co.(b)(c)	41,121
108,202	Gulf Resources, Inc. (China)(b)(c)	242,372
25,904	H.B. Fuller Co.	1,206,608
8,638	Handy & Harman Ltd.(b)	168,614
6,770	Hawkins, Inc.	238,372
6,903	Haynes International, Inc.	353,019

59,602	Headwaters, Inc.(b)	$662,774
151,049	Hecla Mining Co.(c)	457,678
42,381	Horsehead Holding Corp.(b)	649,277
17,033	Innophos Holdings, Inc.	794,930
9,323	Innospec, Inc.	399,397
25,070	Intrepid Potash, Inc.(b)(c)	368,529
16,517	Kaiser Aluminum Corp.	1,153,052
39,044	KapStone Paper and Packaging Corp.(b)	1,092,061
16,599	Koppers Holdings, Inc.	655,660
40,216	Kraton Performance Polymers, Inc.(b)	1,005,802
18,497	Kronos Worldwide, Inc.	286,334
19,641	Landec Corp.(b)	211,141
41,273	Louisiana-Pacific Corp.(b)	723,516
10,518	LSB Industries, Inc.(b)	348,251
27,917	Materion Corp.	741,755
80,497	Mercer International, Inc.(b)	751,842
20,735	Minerals Technologies, Inc.	1,071,585
43,460	Molycorp, Inc.(b)(c)	210,781
25,899	Myers Industries, Inc.	495,966
15,200	Neenah Paper, Inc.	660,288
4,184	NewMarket Corp.	1,401,054
61,917	Noranda Aluminum Holding Corp.	201,849
22,530	Olympic Steel, Inc.	623,856
62,201	Omnova Solutions, Inc.(b)	562,297
44,901	P.H. Glatfelter Co.	1,391,482
13,946	Penford Corp.(b)	172,651
49,842	PolyOne Corp.	1,772,382
7,488	Quaker Chemical Corp.	517,496
13,474	Royal Gold, Inc.	753,736
24,214	RTI International Metals, Inc.(b)	753,540
18,319	Schweitzer-Mauduit International, Inc.	845,055
28,117	Silgan Holdings, Inc.	1,288,602
11,036	Stepan Co.	699,572
72,011	Stillwater Mining Co.(b)	903,018
67,123	SunCoke Energy, Inc.(b)	1,488,788
10,738	Texas Industries, Inc.(b)	807,712
15,221	Tredegar Corp.	377,329
34,231	Tronox Ltd., Class A	751,713
6,058	Universal Stainless & Alloy Products, Inc.(b)	192,281
29,618	US Concrete, Inc.(b)	671,144
50,703	Wausau Paper Corp.	692,603
7,767	Westlake Chemical Corp.	944,001
44,437	Worthington Industries, Inc.	1,801,476
49,344	Yongye International, Inc. (China)(b)	324,190
20,490	Zep, Inc.	328,660
22,152	Zoltek Cos., Inc.(b)	369,938

		49,408,230

	Telecommunication Services - 1.5%
391,485	Alaska Communications Systems Group, Inc.(b)	853,437
7,523	Atlantic Tele-Network, Inc.	438,215
47,298	Cbeyond, Inc.(b)	343,383
11,482	Cogent Communications Group, Inc.	475,010
49,286	Consolidated Communications Holdings, Inc.(c)	965,020
77,523	Fairpoint Communications, Inc.(b)(c)	993,070
57,793	General Communication, Inc., Class A(b)	562,326
17,021	Hawaiian Telcom Holdco, Inc.(b)	461,950
21,337	HickoryTech Corp.	305,332
35,018	IDT Corp., Class B	595,306
89,536	Inteliquent, Inc.	1,038,618
57,617	Iridium Communications, Inc.(b)	365,292
16,148	Lumos Networks Corp.	306,973
48,007	NTELOS Holdings Corp.	787,795
42,205	Premiere Global Services, Inc.(b)	460,034
10,606	SBA Communications Corp., Class A(b)	983,707
22,616	Shenandoah Telecommunications Co.	567,662

Schedule of Investments(a)

17,186	Straight Path Communications, Inc., Class B(b)	$141,613
27,005	United States Cellular Corp.	1,196,051
75,506	USA Mobility, Inc.	1,076,716
126,198	Vonage Holdings Corp.(b)	581,773

		13,499,283

	Utilities - 1.2%
23,594	American States Water Co.	670,070
5,823	Artesian Resources Corp., Class A	131,076
33,368	California Water Service Group	777,141
7,950	Chesapeake Utilities Corp.	467,857
6,420	Connecticut Water Service, Inc.	216,354
14,326	Consolidated Water Co. Ltd. (Cayman Islands)	184,232
6,138	Delta Natural Gas Co., Inc.	127,793
30,527	El Paso Electric Co.	1,112,099
51,851	Empire District Electric Co. (The)	1,189,980
30,616	Laclede Group, Inc. (The)	1,404,968
16,341	MGE Energy, Inc.	930,457
13,220	Middlesex Water Co.	263,078
14,710	Ormat Technologies, Inc. (Israel)	362,601
34,625	Otter Tail Corp.	963,960
10,554	SJW Corp.	301,950
20,626	South Jersey Industries, Inc.	1,100,191
13,852	Unitil Corp.	421,655
7,269	York Water Co. (The)	148,070

		10,773,532

	Total Common Stocks and Other Equity Interests (Cost $733,473,018)	898,574,928

	Warrant - 0.0%
	Energy - 0.0%
4,742	Magnum Hunter Corp., expiring 05/15/16(b) (Cost $0)	0

	Money Market Fund - 0.1%
625,885	Invesco Premier Portfolio – Institutional Class(d) (Cost $625,885)	625,885

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $734,098,903)-99.9%	899,200,813

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.4%
57,118,706	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $57,118,706)	57,118,706

	Total Investments (Cost $791,217,609)(f)-106.3%	956,319,519
	Other assets less liabilities-(6.3)%	(56,296,508)

	Net Assets-100.0%	$900,023,011

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $801,736,116. The net unrealized appreciation was $154,583,403 which consisted of aggregate gross unrealized appreciation of $194,993,854 and aggregate gross unrealized depreciation of $40,410,451.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Consumer Discretionary - 28.2%
48,897	Bed Bath & Beyond, Inc.(b)	$3,122,074
65,149	CBS Corp., Class B	3,825,549
7,281	Chipotle Mexican Grill, Inc.(b)	4,018,821
70,442	DISH Network Corp., Class A(b)	3,971,520
67,004	Dollar General Corp.(b)	3,773,665
110,351	Home Depot, Inc. (The)	8,480,474
53,226	Las Vegas Sands Corp.	4,072,854
80,355	Lowe’s Cos., Inc.	3,719,633
112,490	NIKE, Inc., Class B	8,194,897
3,199	Priceline.com, Inc.(b)	3,662,503
46,837	Starbucks Corp.	3,331,047
27,602	Time Warner Cable, Inc.	3,678,519
60,675	TJX Cos., Inc. (The)	3,480,318
65,058	VF Corp.	3,802,640
126,200	Walt Disney Co. (The)	9,163,382
22,998	Wynn Resorts Ltd.	5,000,225

		75,298,121

	Consumer Staples - 2.7%
30,415	Costco Wholesale Corp.	3,417,429
39,379	Hershey Co. (The)	3,914,273

		7,331,702

	Energy - 8.4%
42,958	Anadarko Petroleum Corp.	3,466,281
66,982	Baker Hughes, Inc.	3,793,860
141,991	Chesapeake Energy Corp.	3,820,978
35,485	Continental Resources, Inc.(b)	3,910,447
23,123	EOG Resources, Inc.	3,820,845
72,426	Halliburton Co.	3,549,598

		22,362,009

	Financials - 12.3%
35,244	Ameriprise Financial, Inc.	3,723,176
562,721	Bank of America Corp.	9,425,576
76,393	Berkshire Hathaway, Inc., Class B(b)	8,525,459
155,851	Charles Schwab Corp. (The)	3,868,222
68,880	Franklin Resources, Inc.	3,582,449
80,404	Marsh & McLennan Cos., Inc.	3,675,267

		32,800,149

	Health Care - 13.5%
23,395	Actavis PLC(b)	4,421,187
30,593	Biogen Idec, Inc.(b)	9,564,595
55,033	Celgene Corp.(b)	8,361,164
118,997	Gilead Sciences, Inc.(b)	9,597,108
22,997	McKesson Corp.	4,010,907

		35,954,961

	Industrials - 15.9%
66,312	Boeing Co. (The)	8,306,241
131,652	Delta Air Lines, Inc.	4,029,868
27,508	FedEx Corp.	3,667,367
100,576	Honeywell International, Inc.	9,175,548
86,952	United Parcel Service, Inc., Class B	8,280,439
80,303	United Technologies Corp.	9,156,148

		42,615,611

	Information Technology - 16.3%
221,691	Activision Blizzard, Inc.	$3,797,567
47,679	Automatic Data Processing, Inc.	3,652,211
8,404	Google, Inc., Class A(b)	9,924,872
117,008	MasterCard, Inc., Class A	8,855,165
180,819	Micron Technology, Inc.(b)	4,166,070
43,752	Visa, Inc., Class A	9,425,493
103,174	Yahoo!, Inc.(b)	3,716,328

		43,537,706

	Materials - 2.8%
35,601	Ecolab, Inc.	3,579,324
20,730	PPG Industries, Inc.	3,780,323

		7,359,647

	Total Common Stocks (Cost $233,882,613)	267,259,906

	Money Market Fund - 0.0%
100,890	Invesco Premier Portfolio – Institutional Class(c) (Cost $100,890)	100,890

	Total Investments (Cost $233,983,503)(d)-100.1%	267,360,796
	Other assets less liabilities-(0.1)%	(204,687)

	Net Assets-100.0%	$267,156,109

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $234,077,187. The net unrealized appreciation was $33,283,609 which consisted of aggregate gross unrealized appreciation of $36,597,999 and aggregate gross unrealized depreciation of $3,314,390.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 4.1%
621,548	Ford Motor Co.	$9,298,358
274,104	General Motors Co.(b)	9,889,673
199,326	Macy’s, Inc.	10,604,143

		29,792,174

	Consumer Staples - 8.9%
263,751	Archer-Daniels-Midland Co.	10,412,890
254,275	Kroger Co. (The)	9,179,328
289,582	Philip Morris International, Inc.	22,627,937
305,771	Wal-Mart Stores, Inc.	22,834,978

		65,055,133

	Energy - 13.4%
116,037	Apache Corp.	9,313,130
202,310	Chevron Corp.	22,583,865
340,257	ConocoPhillips	22,099,692
128,305	Marathon Petroleum Corp.	11,168,950
111,795	Occidental Petroleum Corp.	9,789,888
152,508	Phillips 66	11,146,810
232,195	Valero Energy Corp.	11,865,165

		97,967,500

	Financials - 25.1%
103,291	ACE Ltd.	9,689,729
159,952	Aflac, Inc.	10,041,786
195,614	Allstate Corp. (The)	10,015,437
213,388	American International Group, Inc.	10,234,088
148,206	Capital One Financial Corp.	10,464,826
468,076	Citigroup, Inc.	22,200,845
522,441	Fifth Third Bancorp	10,981,710
432,903	JPMorgan Chase & Co.	23,965,510
203,409	MetLife, Inc.	9,977,211
137,962	PNC Financial Services Group, Inc.	11,020,404
395,930	Progressive Corp. (The)	9,201,413
119,604	Prudential Financial, Inc.	10,093,382
116,995	Travelers Cos., Inc. (The)	9,509,354
562,715	Wells Fargo & Co.	25,513,498

		182,909,193

	Health Care - 17.4%
164,334	Cardinal Health, Inc.	11,177,999
121,395	Cigna Corp.	10,477,602
228,695	HCA Holdings, Inc.(b)	11,496,498
261,680	Johnson & Johnson	23,150,830
497,105	Merck & Co., Inc.	26,331,652
780,671	Pfizer, Inc.	23,732,398
142,536	UnitedHealth Group, Inc.	10,302,502
114,298	WellPoint, Inc.	9,829,628

		126,499,109

	Industrials - 6.2%
115,818	General Dynamics Corp.	11,733,521
74,936	Lockheed Martin Corp.	11,308,592
94,214	Northrop Grumman Corp.	10,886,428
119,713	Raytheon Co.	11,381,115

		45,309,656

	Information Technology - 15.4%
1,165,681	Cisco Systems, Inc.	25,540,071

388,155	Hewlett-Packard Co.	$11,256,495
1,039,040	Intel Corp.	25,498,042
701,918	Oracle Corp.	25,900,774
216,476	Seagate Technology PLC	11,442,921
141,472	Western Digital Corp.	12,190,642

		111,828,945

	Materials - 1.5%
137,549	LyondellBasell Industries NV, Class A	10,833,359

	Telecommunication Services - 6.5%
703,512	AT&T, Inc.	23,441,020
499,208	Verizon Communications, Inc.	23,971,968

		47,412,988

	Utilities - 1.5%
324,748	Public Service Enterprise Group, Inc.	10,827,098

	Total Investments (Cost $664,858,051)(c)-100.0%	728,435,155
	Other assets less liabilities-0.0%	224,940

	Net Assets-100.0%	$728,660,095

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $666,613,725. The net unrealized appreciation was $61,821,430 which consisted of aggregate gross unrealized appreciation of $75,938,820 and aggregate gross unrealized depreciation of $14,117,390.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.2%
4,701	DIRECTV(b)	$326,390
75,973	Ford Motor Co.	1,136,556
16,994	General Motors Co.(b)	613,144
8,058	Johnson Controls, Inc.	371,635
2,031	Liberty Global PLC, Class A (United Kingdom)(b)	162,338
6,607	McDonald’s Corp.	622,181
775	Murphy USA, Inc.(b)	30,024
2,972	News Corp., Class A(b)	47,433
2,967	Time Warner Cable, Inc.	395,412
11,952	Twenty-First Century Fox, Inc., Class A	380,313
9,758	Walt Disney Co. (The)	708,528

		4,793,954

	Consumer Staples - 13.8%
12,541	Archer-Daniels-Midland Co.	495,118
2,731	Bunge Ltd.	206,900
5,236	General Mills, Inc.	251,433
4,219	Lorillard, Inc.	207,659
22,206	Procter & Gamble Co. (The)	1,701,424
10,297	Walgreen Co.	590,533
20,451	Wal-Mart Stores, Inc.	1,527,281

		4,980,348

	Energy - 4.9%
3,347	Anadarko Petroleum Corp.	270,069
9,896	Chesapeake Energy Corp.	266,301
4,578	Hess Corp.	345,593
3,552	Marathon Petroleum Corp.	309,202
3,101	Murphy Oil Corp.	175,548
6,796	Spectra Energy Corp.	244,316
4,286	Williams Cos., Inc. (The)	173,540

		1,784,569

	Financials - 23.3%
3,408	ACE Ltd.	319,704
4,941	Aflac, Inc.	310,196
7,989	American Express Co.	679,225
14,131	Bank of New York Mellon Corp. (The)	451,627
15,490	Berkshire Hathaway, Inc., Class B(b)	1,728,684
7,246	Capital One Financial Corp.	511,640
8,272	Charles Schwab Corp. (The)	205,311
4,281	Marsh & McLennan Cos., Inc.	195,685
14,900	MetLife, Inc.	730,845
6,501	PNC Financial Services Group, Inc.	519,300
3,999	State Street Corp.	267,733
55,165	Wells Fargo & Co.	2,501,181

		8,421,131

	Health Care - 21.1%
22,440	Abbott Laboratories	822,650
8,348	AbbVie, Inc.	410,972
4,707	Aetna, Inc.	321,629
6,018	AmerisourceBergen Corp.	404,530
3,349	Baxter International, Inc.	228,737
16,122	Bristol-Myers Squibb Co.	805,616
2,502	Cigna Corp.	215,948

9,509	Eli Lilly & Co.	$513,581
21,739	Johnson & Johnson	1,923,249
3,868	McKesson Corp.	674,618
8,216	Medtronic, Inc.	464,697
11,746	UnitedHealth Group, Inc.	849,001

		7,635,228

	Industrials - 9.8%
4,922	3M Co.	630,951
8,994	CSX Corp.	242,029
2,957	Deere & Co.	254,184
6,360	Emerson Electric Co.	419,378
2,764	FedEx Corp.	368,496
5,308	Honeywell International, Inc.	484,249
3,957	Illinois Tool Works, Inc.	312,089
7,392	United Technologies Corp.	842,836

		3,554,212

	Information Technology - 9.4%
3,055	Automatic Data Processing, Inc.	234,013
52,905	Intel Corp.	1,298,289
6,213	International Business Machines Corp.	1,097,713
3,878	TE Connectivity Ltd. (Switzerland)	219,146
7,571	Texas Instruments, Inc.	321,010
22,153	Xerox Corp.	240,360

		3,410,531

	Materials - 2.6%
1,862	Air Products & Chemicals, Inc.	195,771
9,187	E.I. du Pont de Nemours & Co.	560,499
1,054	PPG Industries, Inc.	192,207

		948,477

	Utilities - 1.9%
6,304	Duke Energy Corp.	445,188
7,268	PPL Corp.	222,183

		667,371

	Total Common Stocks (Cost $30,185,327)	36,195,821

	Money Market Fund - 0.1%
38,883	Invesco Premier Portfolio – Institutional Class(c) (Cost $38,883)	38,883

	Total Investments (Cost $30,224,210)(d)-100.1%	36,234,704
	Other assets less liabilities-(0.1)%	(23,733)

	Net Assets-100.0%	$36,210,971

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,297,844. The net unrealized appreciation was $5,936,860 which consisted of aggregate gross unrealized appreciation of $6,083,698 and aggregate gross unrealized depreciation of $146,838.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 9.0%
2,692	Amazon.com, Inc.(b)	$965,594
79,611	Comcast Corp., Class A	4,334,819
15,545	NIKE, Inc., Class B	1,132,453
15,250	TJX Cos., Inc. (The)	874,740
10,752	Viacom, Inc., Class B	882,739
9,183	Yum! Brands, Inc.	616,638

		8,806,983

	Consumer Staples - 17.0%
99,808	Coca-Cola Co. (The)	3,774,739
19,576	Colgate-Palmolive Co.	1,198,638
16,696	Costco Wholesale Corp.	1,875,963
49,614	CVS Caremark Corp.	3,359,860
44,748	PepsiCo, Inc.	3,595,949
37,135	Philip Morris International, Inc.	2,901,729

		16,706,878

	Energy - 14.1%
18,639	Apache Corp.	1,495,966
19,294	Baker Hughes, Inc.	1,092,812
5,483	EOG Resources, Inc.	906,011
26,680	Halliburton Co.	1,307,587
13,517	National Oilwell Varco, Inc.	1,013,910
31,821	Occidental Petroleum Corp.	2,786,565
35,177	Phillips 66	2,571,087
30,935	Schlumberger Ltd.	2,708,978

		13,882,916

	Financials - 4.3%
70,809	Annaly Capital Management, Inc. REIT	762,613
3,462	BlackRock, Inc.	1,040,227
12,950	CME Group, Inc.	968,142
14,585	Discover Financial Services	782,485
4,428	Simon Property Group, Inc. REIT	685,632

		4,239,099

	Health Care - 13.2%
12,965	Amgen, Inc.	1,542,187
11,767	Covidien PLC	802,980
14,640	Express Scripts Holding Co.(b)	1,093,461
15,138	Gilead Sciences, Inc.(b)	1,220,880
11,504	Humana, Inc.	1,119,339
1,466	Mallinckrodt PLC(b)	84,779
109,459	Merck & Co., Inc.	5,798,043
11,256	Thermo Fisher Scientific, Inc.	1,296,016

		12,957,685

	Industrials - 5.0%
23,297	Caterpillar, Inc.	2,187,821
10,837	Danaher Corp.	806,165
10,900	Union Pacific Corp.	1,899,216

		4,893,202

	Information Technology - 31.0%
11,769	Accenture PLC, Class A	940,108
11,858	Apple, Inc.	5,936,115
116,570	Cisco Systems, Inc.	2,554,049
71,539	Corning, Inc.	1,231,186

17,129	eBay, Inc.(b)	$911,263
51,379	EMC Corp.	1,245,427
3,222	Google, Inc., Class A(b)	3,805,085
222,005	Microsoft Corp.	8,402,889
61,395	Oracle Corp.	2,265,475
26,473	QUALCOMM, Inc.	1,964,826
5,665	Visa, Inc., Class A	1,220,411

		30,476,834

	Materials - 5.3%
51,733	Freeport-McMoRan Copper & Gold, Inc.	1,676,666
15,308	LyondellBasell Industries NV, Class A	1,205,658
9,384	Monsanto Co.	999,865
21,383	Newmont Mining Corp.	461,873
7,215	Praxair, Inc.	899,855

		5,243,917

	Telecommunication Services - 1.0%
34,354	CenturyLink, Inc.	991,457

	Total Common Stocks and Other Equity Interests (Cost $86,181,281)	98,198,971

	Money Market Fund - 0.1%
93,249	Invesco Premier Portfolio – Institutional Class(c) (Cost $93,249)	93,249

	Total Investments (Cost $86,274,530)(d)-100.0%	98,292,220
	Other assets less liabilities-(0.0)%	(31,411)

	Net Assets-100.0%	$98,260,809

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $86,376,988. The net unrealized appreciation was $11,915,232 which consisted of aggregate gross unrealized appreciation of $13,592,551 and aggregate gross unrealized depreciation of $1,677,319.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.3%
995	CBS Corp., Class B	$58,427
297	CST Brands, Inc.	9,483
2,339	Home Depot, Inc. (The)	179,752
2,614	Lowe’s Cos., Inc.	121,002
1,131	Macy’s, Inc.	60,169
3,452	Staples, Inc.	45,428
1,854	Target Corp.	105,011
2,346	Time Warner, Inc.	147,399

		726,671

	Consumer Staples - 6.0%
5,505	Altria Group, Inc.	193,886
984	ConAgra Foods, Inc.	31,281
529	Kellogg Co.	30,671
772	Kimberly-Clark Corp.	84,434
1,312	Kraft Foods Group, Inc.	68,683
2,817	Kroger Co. (The)	101,694
5,978	Mondelez International, Inc., Class A	195,780
847	Reynolds American, Inc.	41,080
1,943	Sysco Corp.	68,160

		815,669

	Energy - 18.5%
5,732	Chevron Corp.	639,863
6,973	ConocoPhillips	452,896
1,164	Devon Energy Corp.	68,932
11,824	Exxon Mobil Corp.	1,089,700
3,229	Marathon Oil Corp.	105,879
2,680	Valero Energy Corp.	136,948
3,327	Weatherford International Ltd.(b)	45,048

		2,539,266

	Financials - 27.7%
1,569	Allstate Corp. (The)	80,333
1,377	American International Group, Inc.	66,041
56,994	Bank of America Corp.	954,649
2,252	BB&T Corp.	84,247
705	Chubb Corp. (The)	59,601
11,355	Citigroup, Inc.	538,568
2,821	Fifth Third Bancorp	59,297
1,226	Goldman Sachs Group, Inc. (The)	201,211
2,974	Hartford Financial Services Group, Inc. (The)	98,886
12,070	JPMorgan Chase & Co.	668,195
3,363	KeyCorp	42,912
1,164	Lincoln National Corp.	55,907
1,009	Loews Corp.	44,991
4,861	Morgan Stanley	143,448
1,647	Progressive Corp. (The)	38,276
1,903	Prudential Financial, Inc.	160,594
5,755	Regions Financial Corp.	58,528
2,189	SunTrust Banks, Inc.	81,037
1,420	Travelers Cos., Inc. (The)	115,418
4,292	U.S. Bancorp	170,521
2,727	Weyerhaeuser Co. REIT	81,483

		3,804,143

	Health Care - 7.0%
5,237	Boston Scientific Corp.(b)	$70,857
2,116	Cardinal Health, Inc.	143,930
1,464	HCA Holdings, Inc.(b)	73,595
17,455	Pfizer, Inc.	530,632
1,688	WellPoint, Inc.	145,168

		964,182

	Industrials - 12.9%
1,394	Boeing Co. (The)	174,613
1,111	General Dynamics Corp.	112,555
29,383	General Electric Co.	738,395
1,009	Lockheed Martin Corp.	152,268
717	Norfolk Southern Corp.	66,387
1,085	Northrop Grumman Corp.	125,372
736	PACCAR, Inc.	41,216
1,077	Raytheon Co.	102,390
1,823	Tyco International Ltd.	73,813
1,253	United Parcel Service, Inc., Class B	119,323
1,379	Waste Management, Inc.	57,615

		1,763,947

	Information Technology - 3.3%
2,731	Applied Materials, Inc.	45,935
11,193	Hewlett-Packard Co.	324,597
3,677	Micron Technology, Inc.(b)	84,718

		455,250

	Materials - 2.7%
6,957	Alcoa, Inc.	80,075
3,910	Dow Chemical Co. (The)	177,944
1,152	International Paper Co.	54,996
1,076	Nucor Corp.	52,025

		365,040

	Telecommunication Services - 8.7%
20,325	AT&T, Inc.	677,229
3,375	Sprint Corp. (Japan)(b)	27,911
10,217	Verizon Communications, Inc.	490,621

		1,195,761

	Utilities - 7.9%
3,541	AES Corp. (The)	49,787
1,186	Ameren Corp.	44,878
1,581	American Electric Power Co., Inc.	77,169
1,009	Consolidated Edison, Inc.	54,900
1,431	Dominion Resources, Inc.	97,179
567	DTE Energy Co.	38,681
1,051	Edison International	50,616
882	Entergy Corp.	55,592
3,514	Exelon Corp.	101,906
1,745	FirstEnergy Corp.	54,950
1,060	NextEra Energy, Inc.	97,446
1,424	NRG Energy, Inc.	39,658
1,544	PG&E Corp.	65,080
1,916	Public Service Enterprise Group, Inc.	63,879
517	Sempra Energy	47,931
2,370	Southern Co. (The)	97,739
1,556	Xcel Energy, Inc.	44,984

		1,082,375

	Total Common Stocks and Other Equity Interests (Cost $12,149,864)	13,712,304

Schedule of Investments(a)

	Money Market Fund - 0.2%
33,731	Invesco Premier Portfolio – Institutional Class(c) (Cost $33,731)	33,731

	Total Investments (Cost $12,183,595)(d)-100.2%	$13,746,035
	Other assets less liabilities-(0.2)%	(30,308)

	Net Assets-100.0%	$13,715,727

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $12,190,957. The net unrealized appreciation was $1,555,078 which consisted of aggregate gross unrealized appreciation of $1,725,778 and aggregate gross unrealized depreciation of $170,700.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.5%
1,542	Advance Auto Parts, Inc.	$177,037
525	AutoZone, Inc.(b)	259,907
4,834	Bed Bath & Beyond, Inc.(b)	308,651
3,693	BorgWarner, Inc.	198,314
13,084	Cablevision Systems Corp., Class A	209,867
5,110	CarMax, Inc.(b)	230,512
8,661	Dana Holding Corp.	163,866
4,779	Darden Restaurants, Inc.	236,274
6,187	DISH Network Corp., Class A(b)	348,823
3,331	Dollar Tree, Inc.(b)	168,282
1,691	Expedia, Inc.	109,881
2,364	Family Dollar Stores, Inc.	146,143
3,873	Garmin Ltd.	174,479
19,037	Goodyear Tire & Rubber Co. (The)	450,415
11,918	Interpublic Group of Cos., Inc. (The)	194,502
8,736	Kohl’s Corp.	442,304
6,913	Mattel, Inc.	261,588
3,833	Nordstrom, Inc.	220,206
2,035	PetSmart, Inc.	128,205
2,128	Rent-A-Center, Inc.	53,072
2,005	Tiffany & Co.	166,796
6,682	VF Corp.	390,563
2,032	Visteon Corp.(b)	164,612
2,483	Wyndham Worldwide Corp.	176,144

		5,380,443

	Consumer Staples - 4.5%
1,783	Brown-Forman Corp., Class B	137,291
2,773	Clorox Co. (The)	244,773
4,808	Dr Pepper Snapple Group, Inc.	230,207
1,705	Energizer Holdings, Inc.	161,123
2,810	Hershey Co. (The)	279,314
2,661	Hormel Foods Corp.	120,916
2,041	McCormick & Co., Inc.,	130,991

		1,304,615

	Energy - 6.4%
29,182	Alpha Natural Resources, Inc.(b)	165,754
1,788	Cimarex Energy Co.	175,188
6,575	CONSOL Energy, Inc.	245,576
4,091	Diamond Offshore Drilling, Inc.	198,577
7,726	Kinder Morgan, Inc.	262,761
2,915	Linn Co LLC	93,834
8,775	Noble Corp. PLC	272,288
1,480	Oil States International, Inc.(b)	139,046
12,829	Peabody Energy Corp.	218,735
3,661	Superior Energy Services, Inc.	86,546

		1,858,305

	Financials - 17.8%
5,586	Ameriprise Financial, Inc.	590,105
2,966	Arthur J. Gallagher & Co.	137,118
3,131	Boston Properties, Inc. REIT	338,430
1,550	Camden Property Trust REIT	95,821
5,285	CBRE Group, Inc., Class A(b)	140,264
5,670	CIT Group, Inc.	263,938

6,326	Equity Residential REIT	$350,334
1,002	Federal Realty Investment Trust REIT	109,218
16,778	First Niagara Financial Group, Inc.	144,962
2,409	First Republic Bank	116,909
6,516	Franklin Resources, Inc.	338,897
8,853	General Growth Properties, Inc. REIT	178,299
10,813	Invesco Ltd.(c)	359,532
875	Jones Lang LaSalle, Inc.	99,978
9,221	Kimco Realty Corp. REIT	192,811
2,390	Macerich Co. (The) REIT	135,274
2,413	Moody’s Corp.	179,962
3,418	MSCI, Inc.(b)	146,017
4,478	NASDAQ OMX Group, Inc. (The)	170,836
15,205	People’s United Financial, Inc.	216,063
2,389	Raymond James Financial, Inc.	121,624
2,254	Rayonier, Inc. REIT	99,762
1,938	Regency Centers Corp. REIT	93,295
2,303	Reinsurance Group of America, Inc.	171,965
4,404	Vornado Realty Trust REIT	404,419

		5,195,833

	Health Care - 11.5%
5,380	Agilent Technologies, Inc.	312,847
4,570	Becton, Dickinson and Co.	494,108
1,225	C.R. Bard, Inc.	158,748
3,734	DaVita HealthCare Partners, Inc.(b)	242,449
2,147	DENTSPLY International, Inc.	99,062
6,380	Forest Laboratories, Inc.(b)	422,994
1,991	Henry Schein, Inc.(b)	228,746
5,886	Hospira, Inc.(b)	259,043
2,320	Laboratory Corp. of America Holdings(b)	208,405
2,330	Owens & Minor, Inc.	80,711
4,911	Tenet Healthcare Corp.(b)	225,955
2,180	Universal Health Services, Inc., Class B	178,804
2,124	WellCare Health Plans, Inc.(b)	138,294
3,032	Zimmer Holdings, Inc.	284,917

		3,335,083

	Industrials - 17.8%
5,054	ADT Corp. (The)	151,822
3,199	AECOM Technology Corp.(b)	91,715
3,866	AGCO Corp.	206,174
2,399	Allegion PLC(b)	118,391
1,225	Alliant Techsystems, Inc.	176,032
3,755	C.H. Robinson Worldwide, Inc.	219,818
1,262	Carlisle Cos., Inc.	94,057
4,155	Dover Corp.	359,657
1,401	EMCOR Group, Inc.	59,556
5,205	Fluor Corp.	395,372
3,196	Fortune Brands Home & Security, Inc.	144,012
1,101	Hubbell, Inc., Class B	128,520
7,206	Ingersoll-Rand PLC	423,641
3,103	Iron Mountain, Inc.	81,950
3,907	Jacobs Engineering Group, Inc.(b)	237,194
6,106	KBR, Inc.	191,118
3,858	Nielsen Holdings NV	163,155
3,808	Oshkosh Corp.	206,165
3,663	Parker Hannifin Corp.	415,274
2,361	Rockwell Automation, Inc.	271,137
3,152	Rockwell Collins, Inc.	238,165
1,266	Snap-On, Inc.	126,790
6,333	Spirit Aerosystems Holdings, Inc., Class A(b)	214,752
2,298	Timken Co. (The)	129,446
2,644	URS Corp.	132,729
860	W.W. Grainger, Inc.	201,653

		5,178,295

	Information Technology - 13.6%
6,166	Adobe Systems, Inc.(b)	364,965

Schedule of Investments(a)

560	Alliance Data Systems Corp.(b)	$134,210
5,325	Analog Devices, Inc.	257,038
2,551	Autodesk, Inc.(b)	130,739
7,833	CA, Inc.	251,283
5,580	Electronic Arts, Inc.(b)	147,312
5,413	Fidelity National Information Services, Inc.	274,439
5,269	Fiserv, Inc.(b)	295,327
4,161	Harris Corp.	288,524
12,192	Juniper Networks, Inc.(b)	324,429
3,692	Linear Technology Corp.	164,442
6,183	Maxim Integrated Products, Inc.	187,098
13,356	NVIDIA Corp.	209,689
7,987	Paychex, Inc.	334,016
5,324	SanDisk Corp.	370,284
4,606	Xilinx, Inc.	213,810

		3,947,605

	Materials - 4.1%
1,562	Albemarle Corp.	100,249
3,819	Ball Corp.	195,495
3,058	Celanese Corp., Series A	154,857
1,433	International Flavors & Fragrances, Inc.	124,213
2,414	Reliance Steel & Aluminum Co.	168,859
1,166	Sherwin-Williams Co. (The)	213,681
4,762	Southern Copper Corp. (Mexico)	133,241
1,555	Valspar Corp. (The)	109,285

		1,199,880

	Telecommunication Services - 1.6%
51,422	Frontier Communications Corp.	241,683
7,701	T-Mobile US, Inc. (Germany)(b)	235,420

		477,103

	Utilities - 4.2%
4,338	American Water Works Co., Inc.	184,669
13,971	Calpine Corp.(b)	265,170
8,862	CMS Energy Corp.	246,275
6,213	Northeast Utilities	272,129
5,709	Wisconsin Energy Corp.	243,603

		1,211,846

	Total Common Stocks and Other Equity Interests (Cost $24,792,251)	29,089,008

	Money Market Fund - 0.2%
78,138	Invesco Premier Portfolio – Institutional Class(d) (Cost $78,138)	78,138

	Total Investments (Cost $24,870,389)(e)-100.2%	29,167,146
	Other assets less liabilities-(0.2)%	(69,523)

	Net Assets-100.0%	$29,097,623

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Advisor is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the transactions in, and earnings from, the investments in Invesco Ltd. for the nine months ended January 31, 2014.

	Value April 30, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation	Realized Gain (Loss)	Value January 31, 2014	Dividend Income
Invesco Ltd.	$250,556	$99,170	$(4,755)	$14,691	$(130)	$359,532	$6,296

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $24,895,925. The net unrealized appreciation was $4,271,221 which consisted of aggregate gross unrealized appreciation of $4,936,783 and aggregate gross unrealized depreciation of $665,562.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure

Mid Growth Portfolio (PXMG)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.6%
15,433	Coach, Inc.	$739,086
11,079	Discovery Communications, Inc., Class A(b)	883,883
24,468	Dollar General Corp.(b)	1,378,038
13,468	Jarden Corp.(b)	814,141
14,796	Las Vegas Sands Corp.	1,132,190
12,659	Lear Corp.	915,626
7,542	O’Reilly Automotive, Inc.(b)	987,851
3,896	PVH Corp.	470,910
3,251	Ralph Lauren Corp.	510,049
14,585	Ross Stores, Inc.	990,467
10,401	Wynn Resorts Ltd.	2,261,385

		11,083,626

	Consumer Staples - 4.7%
7,961	Church & Dwight Co., Inc.	514,122
9,904	Estee Lauder Cos., Inc. (The), Class A	680,801
6,307	Ingredion, Inc.	392,926
7,952	JM Smucker Co. (The)	766,493
8,371	Mead Johnson Nutrition Co.	643,646
20,665	Whole Foods Market, Inc.	1,079,953

		4,077,941

	Energy - 12.8%
18,387	Cameron International Corp.(b)	1,102,668
5,316	Concho Resources, Inc.(b)	519,852
45,408	Denbury Resources, Inc.(b)	729,707
11,425	EQT Corp.	1,060,354
12,282	FMC Technologies, Inc.(b)	607,222
8,947	Helmerich & Payne, Inc.	787,694
18,365	HollyFrontier Corp.	850,299
24,102	Noble Energy, Inc.	1,502,278
6,233	Pioneer Natural Resources Co.	1,055,372
22,307	QEP Resources, Inc.	689,063
5,213	Range Resources Corp.	449,308
24,953	Southwestern Energy Co.(b)	1,015,338
12,019	Whiting Petroleum Corp.(b)	701,669
4,767	World Fuel Services Corp.	203,646

		11,274,470

	Financials - 17.6%
2,673	Affiliated Managers Group, Inc.(b)	532,569
6,781	Alexandria Real Estate Equities, Inc. REIT	475,552
25,279	American Capital Agency Corp. REIT	529,595
7,930	AvalonBay Communities, Inc. REIT	979,355
14,384	BioMed Realty Trust, Inc. REIT	280,632
181,477	Chimera Investment Corp. REIT	566,208
7,906	Digital Realty Trust, Inc. REIT	403,127
2,637	Essex Property Trust, Inc. REIT	417,622
32,752	HCP, Inc. REIT	1,282,241
15,836	Health Care REIT, Inc.	917,221
3,396	IntercontinentalExchange Group, Inc.	709,051
19,918	Leucadia National Corp.	544,359
47,546	MFA Financial, Inc. REIT	346,610
41,320	Prologis, Inc. REIT	1,601,563
8,374	Public Storage REIT	1,319,659
8,975	Realty Income Corp. REIT	366,000

16,845	Senior Housing Properties Trust REIT	$379,349
8,562	SL Green Realty Corp. REIT	802,859
15,252	T. Rowe Price Group, Inc.	1,196,367
25,010	UDR, Inc. REIT	608,743
19,714	Ventas, Inc. REIT	1,229,956

		15,488,638

	Health Care - 10.4%
8,988	Actavis PLC(b)	1,698,552
9,648	Cerner Corp.(b)	548,875
16,511	Endo Health Solutions, Inc.(b)	1,087,745
25,842	Hologic, Inc.(b)	551,985
978	Intuitive Surgical, Inc.(b)	398,613
25,743	Mylan, Inc.(b)	1,168,990
24,744	St. Jude Medical, Inc.	1,502,703
21,532	Stryker Corp.	1,670,883
6,208	Varian Medical Systems, Inc.(b)	504,773

		9,133,119

	Industrials - 17.0%
10,979	AMETEK, Inc.	542,582
8,100	B/E Aerospace, Inc.(b)	643,707
15,004	Cummins, Inc.	1,905,208
7,505	Equifax, Inc.	525,800
17,994	Expeditors International of Washington, Inc.	735,235
11,043	Fastenal Co.	485,119
12,038	Flowserve Corp.	870,708
10,506	Joy Global, Inc.	554,612
5,735	Kansas City Southern	605,559
7,230	Pall Corp.	579,123
7,553	Precision Castparts Corp.	1,924,127
23,451	Quanta Services, Inc.(b)	730,968
26,936	Republic Services, Inc.	862,760
4,570	Roper Industries, Inc.	627,187
17,663	Stanley Black & Decker, Inc.	1,367,116
3,342	TransDigm Group, Inc.	558,214
21,792	United Continental Holdings, Inc.(b)	998,945
13,863	Xylem, Inc.	462,470

		14,979,440

	Information Technology - 15.9%
37,029	Activision Blizzard, Inc.	634,307
16,555	Altera Corp.	553,434
7,378	Amphenol Corp., Class A	641,001
29,168	Broadcom Corp., Class A	868,040
74,522	Brocade Communications Systems, Inc.(b)	696,035
7,034	Citrix Systems, Inc.(b)	380,328
11,381	Cognizant Technology Solutions Corp., Class A(b)	1,103,046
18,466	First Solar, Inc.(b)	934,010
11,725	Intuit, Inc.	858,856
13,152	KLA-Tencor Corp.	808,453
13,782	Lam Research Corp.(b)	697,507
27,484	NetApp, Inc.	1,163,673
53,788	ON Semiconductor Corp.(b)	449,668
11,381	Synopsys, Inc.(b)	453,647
7,422	Teradata Corp.(b)	305,193
28,801	Western Digital Corp.	2,481,782
62,838	Western Union Co. (The)	967,705

		13,996,685

	Materials - 8.3%
5,859	Airgas, Inc.	604,883
4,781	CF Industries Holdings, Inc.	1,103,742
43,509	Cliffs Natural Resources, Inc.	840,594
15,046	Ecolab, Inc.	1,512,725
7,893	FMC Corp.	557,482
27,741	Mosaic Co. (The)	1,238,913
6,431	Rock-Tenn Co., Class A	652,618
7,145	Sigma-Aldrich Corp.	664,271
13,010	Walter Energy, Inc.	147,793

		7,323,021

Schedule of Investments(a)

	Telecommunication Services - 0.7%
8,925	Crown Castle International Corp. REIT(b)	$633,318

	Total Common Stocks and Other Equity Interests (Cost $73,052,939)	87,990,258

	Money Market Fund - 0.1%
96,675	Invesco Premier Portfolio – Institutional Class(c) (Cost $96,675)	96,675

	Total Investments (Cost $73,149,614)(d)-100.1%	88,086,933
	Other assets less liabilities-(0.1)%	(104,831)

	Net Assets-100.0%	$87,982,102

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $73,231,512. The net unrealized appreciation was $14,855,421 which consisted of aggregate gross unrealized appreciation of $18,549,329 and aggregate gross unrealized depreciation of $3,693,908.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
Consumer Discretionary - 19.9%
2,045	Abercrombie & Fitch Co., Class A	$72,352
4,206	American Eagle Outfitters, Inc.	56,907
6,611	Apollo Group, Inc., Class A(b)	213,469
2,445	Autoliv, Inc.	221,688
3,177	AutoNation, Inc.(b)	156,912
2,396	Big Lots, Inc.(b)	64,189
7,531	Carnival Corp.	295,140
913	Charter Communications, Inc., Class A(b)	125,081
4,565	D.R. Horton, Inc.	107,186
1,594	Domino’s Pizza, Inc.	112,552
3,210	Foot Locker, Inc.	123,906
7,579	GameStop Corp., Class A	265,795
9,309	Gannett Co., Inc.	256,277
5,672	Gap, Inc. (The)	215,990
3,341	Genuine Parts Co.	274,797
166	Graham Holdings Co., Class B	103,926
5,614	H&R Block, Inc.	170,666
2,199	Hanesbrands, Inc.	156,437
3,391	Harley-Davidson, Inc.	209,191
2,701	Hasbro, Inc.	132,673
6,762	International Game Technology	97,576
13,723	J.C. Penney Co., Inc.(b)(c)	81,240
6,722	L Brands, Inc.	351,964
3,653	Leggett & Platt, Inc.	109,663
1,916	Lennar Corp., Class A	76,947
12,972	Liberty Interactive Corp., Class A(b)	346,482
3,262	Marriott International, Inc., Class A	160,817
14,245	MGM Resorts International(b)	347,008
1,161	Mohawk Industries, Inc.(b)	165,071
6,514	Newell Rubbermaid, Inc.	201,283
73	NVR, Inc.(b)	84,199
51,884	Office Depot, Inc.(b)	253,713
5,508	Omnicom Group, Inc.	399,771
1,405	Penn National Gaming, Inc.(b)	16,481
3,292	PulteGroup, Inc.	66,893
4,304	Royal Caribbean Cruises Ltd.	213,478
5,016	Sears Holdings Corp.(b)(c)	182,432
4,456	Service Corp. International	78,871
2,638	Starwood Hotels & Resorts Worldwide, Inc.	197,085
2,416	Tenneco, Inc.(b)	137,325
2,067	Toll Brothers, Inc.(b)	75,962
4,707	TRW Automotive Holdings Corp.(b)	349,024
2,666	Whirlpool Corp.	355,378

		7,683,797

	Consumer Staples - 7.3%
14,365	Avon Products, Inc.	213,895
2,781	Beam, Inc.	231,657
3,967	Campbell Soup Co.	163,480
6,604	Coca-Cola Enterprises, Inc.	285,887
2,321	Constellation Brands, Inc., Class A(b)	177,951
7,473	Dean Foods Co.(b)	118,073
7,584	Hillshire Brands Co.	270,142
3,774	Molson Coors Brewing Co., Class B	198,663

87,556	Rite Aid Corp.(b)	$485,936
12,189	Tyson Foods, Inc., Class A	455,869
9,260	WhiteWave Foods Co., Class A(b)	224,185

		2,825,738

	Energy - 5.1%
22,364	Arch Coal, Inc.(c)	94,823
1,889	Energen Corp.	133,590
2,596	Exterran Holdings, Inc.(b)	90,185
3,087	Helix Energy Solutions Group, Inc.(b)	62,944
9,504	McDermott International, Inc.(b)	79,263
6,638	Newfield Exploration Co.(b)	164,423
5,557	ONEOK, Inc.	380,599
3,925	Patterson-UTI Energy, Inc.	100,833
2,947	Rowan Cos. PLC, Class A(b)	92,448
1,008	SEACOR Holdings, Inc.(b)	84,854
4,863	Tesoro Corp.	250,542
1,612	Tidewater, Inc.	83,582
1,405	Unit Corp.(b)	70,208
14,479	WPX Energy, Inc.(b)	275,825

		1,964,119

	Financials - 22.1%
5,295	American Capital Ltd.(b)	82,655
2,746	American Financial Group, Inc.	150,810
101	American National Insurance Co.	10,504
3,519	Apartment Investment & Management Co., Class A REIT	98,426
6,165	Associated Banc-Corp.	101,538
4,545	Assurant, Inc.	297,016
5,146	Brandywine Realty Trust REIT	73,330
9,397	CapitalSource, Inc.	129,021
3,160	CBL & Associates Properties, Inc. REIT	53,688
4,292	Cincinnati Financial Corp.	207,947
9,111	CNO Financial Group, Inc.	154,340
6,308	Comerica, Inc.	288,906
1,975	Commerce Bancshares, Inc.	85,853
3,013	CommonWealth REIT	74,060
1,301	Cullen/Frost Bankers, Inc.	96,300
4,423	DDR Corp. REIT	69,308
7,127	Duke Realty Corp. REIT	111,965
11,239	E*TRADE Financial Corp.(b)	225,005
3,402	Federated Investors, Inc., Class B(c)	91,480
6,213	Fidelity National Financial, Inc., Class A	195,958
2,961	First American Financial Corp.	76,749
7,815	First Horizon National Corp.	91,904
5,785	Fulton Financial Corp.	71,445
1,421	Gaming and Leisure Properties, Inc. REIT	49,309
1,662	Hanover Insurance Group, Inc. (The)	92,291
2,532	HCC Insurance Holdings, Inc.	108,648
4,639	Hospitality Properties Trust REIT	119,222
13,139	Host Hotels & Resorts, Inc. REIT	241,626
20,457	Hudson City Bancorp, Inc.	184,931
25,986	Huntington Bancshares, Inc.	235,693
731	Kemper Corp.	26,864
4,903	Legg Mason, Inc.	207,642
2,974	Liberty Property Trust REIT	108,254
2,788	M&T Bank Corp.	310,890
3,027	Mack-Cali Realty Corp. REIT	61,236
185	Markel Corp.(b)	99,741
5,190	McGraw-Hill Financial, Inc.	394,648
16,757	New York Community Bancorp, Inc.	271,296
5,021	Northern Trust Corp.	302,365
10,422	Old Republic International Corp.	162,792
5,324	PHH Corp.(b)	129,213
5,398	Piedmont Office Realty Trust, Inc., Class A REIT	89,985
2,910	Plum Creek Timber Co., Inc. REIT	125,334

Schedule of Investments(a)

9,596	Principal Financial Group, Inc.	$418,098
3,138	Protective Life Corp.	153,793
10,422	SLM Corp.	237,205
1,351	StanCorp Financial Group, Inc.	86,802
32,038	Synovus Financial Corp.	107,327
5,265	TCF Financial Corp.	84,767
2,557	Torchmark Corp.	192,159
10,748	Unum Group	346,086
6,588	Valley National Bancorp	63,838
2,807	W.R. Berkley Corp.	108,799
2,416	Weingarten Realty Investors REIT	70,040
42	White Mountains Insurance Group Ltd.	23,717
9,326	XL Group PLC	268,029
6,253	Zions Bancorp.	179,774

		8,500,622

	Health Care - 3.2%
5,073	CareFusion Corp.(b)	206,826
6,797	Community Health Systems, Inc.(b)	281,464
4,888	Health Net, Inc.(b)	160,766
1,949	LifePoint Hospitals, Inc.(b)	103,317
3,387	Omnicare, Inc.	211,552
3,512	Quest Diagnostics, Inc.	184,380
908	Teleflex, Inc.	85,025

		1,233,330

	Industrials - 13.6%
1,575	Alaska Air Group, Inc.	124,535
9,838	American Airlines Group, Inc.(b)	330,065
6,963	Avis Budget Group, Inc.(b)	262,575
2,108	Cintas Corp.	120,304
1,969	Con-way, Inc.	75,747
7,007	Delta Air Lines, Inc.	214,484
5,257	Exelis, Inc.	102,985
1,278	GATX Corp.	73,996
2,512	General Cable Corp.	71,667
3,160	Harsco Corp.	80,232
10,781	Hertz Global Holdings, Inc.(b)	280,522
1,808	Huntington Ingalls Industries, Inc.	171,796
5,022	ITT Corp.	205,651
12,290	JetBlue Airways Corp.(b)	107,660
3,938	L-3 Communications Holdings, Inc.	437,394
4,122	Manpowergroup, Inc.	321,104
8,758	Masco Corp.	185,319
4,186	Navistar International Corp.(b)	129,012
3,599	Owens Corning(b)	137,302
14,622	Pitney Bowes, Inc.	368,182
16,211	R.R. Donnelley & Sons Co.	299,417
2,063	Robert Half International, Inc.	86,192
2,345	Ryder System, Inc.	166,941
1,329	SPX Corp.	132,329
3,431	Terex Corp.	140,671
7,802	Textron, Inc.	276,971
1,835	Trinity Industries, Inc.	106,852
1,587	United Rentals, Inc.(b)	128,452
1,183	WESCO International, Inc.(b)	98,142

		5,236,499

	Information Technology - 11.2%
40,611	Advanced Micro Devices, Inc.(b)(c)	139,296
3,269	Amdocs Ltd.	141,417
974	Anixter International, Inc.	85,439
3,720	AOL, Inc.(b)	171,418
4,266	Arrow Electronics, Inc.(b)	219,187
6,976	Avnet, Inc.	286,504
5,552	Computer Sciences Corp.	335,396
4,919	CoreLogic, Inc.(b)	156,670
2,359	Diebold, Inc.	79,239
882	Insight Enterprises, Inc.(b)	18,610

8,410	Jabil Circuit, Inc.	$151,128
3,961	Leidos Holdings, Inc.	179,592
3,314	Lexmark International, Inc., Class A	129,876
3,737	Microchip Technology, Inc.	167,642
4,413	Motorola Solutions, Inc.	281,549
3,069	NCR Corp.(b)	107,998
3,399	Sanmina Corp.(b)	56,831
2,263	Science Applications International Corp.	83,754
6,752	Seagate Technology PLC	356,911
10,380	Symantec Corp.	222,236
929	SYNNEX Corp.(b)	52,163
1,874	Tech Data Corp.(b)	101,046
4,101	Total System Services, Inc.	122,538
2,688	Unisys Corp.(b)	92,118
5,614	Vishay Intertechnology, Inc.(b)	76,238
14,258	Yahoo!, Inc.(b)	513,573

		4,328,369

	Materials - 8.2%
3,344	Allegheny Technologies, Inc.	105,135
1,872	Ashland, Inc.	173,740
3,464	Avery Dennison Corp.	170,671
2,813	Bemis Co., Inc.	108,329
1,863	Cabot Corp.	90,672
6,608	Commercial Metals Co.	125,949
3,716	Crown Holdings, Inc.(b)	152,728
905	Cytec Industries, Inc.	81,423
2,277	Eastman Chemical Co.	177,515
6,997	Huntsman Corp.	153,374
722	Martin Marietta Materials, Inc.(c)	78,705
4,991	MeadWestvaco Corp.	180,025
6,562	Owens-Illinois, Inc.(b)	210,247
1,788	Packaging Corp. of America	115,505
1,440	Rockwood Holdings, Inc.	98,683
3,118	RPM International, Inc.	123,691
1,483	Scotts Miracle-Gro Co. (The), Class A	88,075
5,821	Sealed Air Corp.	181,557
2,536	Sonoco Products Co.	104,940
8,277	Steel Dynamics, Inc.	136,571
12,165	United States Steel Corp.(c)	317,628
2,815	Vulcan Materials Co.	173,770

		3,148,933

	Telecommunication Services - 1.2%
36,798	NII Holdings, Inc.(b)(c)	110,762
4,208	Telephone & Data Systems, Inc.	113,700
33,482	Windstream Holdings, Inc.(c)	250,445

		474,907

	Utilities - 8.2%
2,753	AGL Resources, Inc.	131,538
2,742	Alliant Energy Corp.	142,474
2,515	Atmos Energy Corp.	120,745
14,440	CenterPoint Energy, Inc.	337,896
4,896	Great Plains Energy, Inc.	120,833
1,981	Hawaiian Electric Industries, Inc.	51,546
2,119	Integrys Energy Group, Inc.	115,147
3,967	MDU Resources Group, Inc.	127,103
1,733	National Fuel Gas Co.	130,599
9,663	NiSource, Inc.	332,117
4,844	OGE Energy Corp.	165,035
11,895	Pepco Holdings, Inc.	231,120
3,470	Pinnacle West Capital Corp.	182,626
2,870	PNM Resources, Inc.	70,746
2,604	Portland General Electric Co.	78,589
4,246	Questar Corp.	99,017
3,434	SCANA Corp.	162,325
8,164	TECO Energy, Inc.	133,726
3,741	UGI Corp.	162,322

Schedule of Investments(a)

2,070	Vectren Corp.	$75,596
3,589	Westar Energy, Inc.	119,047
1,776	WGL Holdings, Inc.	67,097

		3,157,244

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $30,378,551)-100.0%	38,553,558

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.6%
1,021,992	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,021,992)	1,021,992

	Total Investments (Cost $31,400,543)(f)-102.6%	39,575,550
	Other assets less liabilities-(2.6)%	(1,017,136)

	Net Assets-100.0%	$38,558,414

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $31,468,206. The net unrealized appreciation was $8,107,344 which consisted of aggregate gross unrealized appreciation of $9,187,887 and aggregate gross unrealized depreciation of $1,080,543.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 15.7%
2,279	American Axle & Manufacturing Holdings, Inc.(b)	$42,435
328	Ascent Capital Group, Inc., Class A(b)	23,468
800	Bally Technologies, Inc.(b)	58,656
232	Blue Nile, Inc.(b)	9,990
601	Bravo Brio Restaurant Group, Inc.(b)	8,979
1,214	Buckle, Inc. (The)	53,805
2,457	Burger King Worldwide, Inc.	59,803
1,149	Cabela’s, Inc.(b)	76,822
482	Capella Education Co.	30,072
326	Carriage Services, Inc.	6,976
1,141	Carter’s, Inc.	76,732
157	Cavco Industries, Inc.(b)	12,265
3,670	Chico’s FAS, Inc.	60,922
456	Choice Hotels International, Inc.	22,130
318	Churchill Downs, Inc.	28,337
3,682	Cinemark Holdings, Inc.	107,920
712	Core-Mark Holding Co., Inc.	53,863
475	Destination Maternity Corp.	12,744
2,002	DeVry, Inc.	72,352
2,560	Digital Generation, Inc.(b)	34,560
475	DineEquity, Inc.	36,960
2,969	DreamWorks Animation SKG, Inc., Class A(b)	100,174
1,165	Dunkin’ Brands Group, Inc.	54,208
257	Einstein Noah Restaurant Group, Inc.	3,922
935	Genesco, Inc.(b)	65,656
3,849	Gentex Corp.	124,669
646	G-III Apparel Group Ltd.(b)	45,201
495	Gordmans Stores, Inc.	3,574
3,207	Guess?, Inc.	89,956
413	Hibbett Sports, Inc.(b)	24,784
2,044	Hillenbrand, Inc.	55,331
714	HSN, Inc.	39,106
381	Ignite Restaurant Group, Inc.(b)	4,633
1,664	John Wiley & Sons, Inc., Class A	90,089
969	Jos. A. Bank Clothiers, Inc.(b)	54,477
909	Krispy Kreme Doughnuts, Inc.(b)	15,680
1,279	LeapFrog Enterprises, Inc.(b)	9,107
1,329	Life Time Fitness, Inc.(b)	54,702
1,370	Lions Gate Entertainment Corp.	44,292
296	Loral Space & Communications, Inc.(b)	22,008
934	Madison Square Garden Co. (The), Class A(b)	54,200
1,374	Marriott Vacations Worldwide Corp.(b)	65,787
956	MDC Partners, Inc., Class A (Canada)	22,973
1,001	Outerwall, Inc.(b)	64,374
662	Overstock.com, Inc.(b)	13,942
649	PetMed Express, Inc.	8,586
1,257	Pier 1 Imports, Inc.	24,021
88	Remy International, Inc.	1,761
2,724	Sally Beauty Holdings, Inc.(b)	77,307
1,068	Select Comfort Corp.(b)	17,483
1,088	Six Flags Entertainment Corp.	39,048

1,286	Smith & Wesson Holding Corp.(b)	$16,834
1,410	Sotheby’s	67,567
800	Strayer Education, Inc.(b)	27,968
842	Tempur-Sealy International, Inc.(b)	41,502
233	Tilly’s, Inc., Class A(b)	2,705
1,181	Tupperware Brands Corp.	92,543
560	Universal Electronics, Inc.(b)	20,014
735	Vail Resorts, Inc.	50,090
226	Valassis Communications, Inc.	7,684
1,895	Weight Watchers International, Inc. (Luxembourg)	51,222
13,644	Wendy’s Co. (The)	123,751
2,199	Wolverine World Wide, Inc.	61,352
640	Zumiez, Inc.(b)	13,773

		2,757,847

	Consumer Staples - 6.1%
73	Alico, Inc.	2,666
1,174	Andersons, Inc. (The)	97,137
341	Calavo Growers, Inc.	10,360
630	Cal-Maine Foods, Inc.	31,739
1,786	Casey’s General Stores, Inc.	122,645
1,207	Diamond Foods, Inc.(b)	31,816
4,424	Flowers Foods, Inc.	92,683
701	Hain Celestial Group, Inc. (The)(b)	64,415
383	Inter Parfums, Inc.	12,463
305	J & J Snack Foods Corp.	26,870
1,189	Nu Skin Enterprises, Inc., Class A	101,243
742	Sanderson Farms, Inc.	55,168
8	Seaboard Corp.	20,400
790	Spectrum Brands Holdings, Inc.	59,447
1,407	Susser Holdings Corp.(b)	85,799
1,206	TreeHouse Foods, Inc.(b)	79,403
1,813	United Natural Foods, Inc.(b)	122,504
176	USANA Health Sciences, Inc.(b)	10,537
353	WD-40 Co.	24,262
586	WhiteWave Foods Co., Class A(b)	14,187

		1,065,744

	Energy - 6.1%
2,304	Abraxas Petroleum Corp.(b)	7,304
1,072	Bristow Group, Inc.	76,959
901	Carrizo Oil & Gas, Inc.(b)	37,031
302	Clayton Williams Energy, Inc.(b)	20,844
1,556	Dresser-Rand Group, Inc.(b)	88,692
514	Dril-Quip, Inc.(b)	51,688
785	Goodrich Petroleum Corp.(b)	13,518
1,668	Green Plains Renewable Energy, Inc.	37,163
1,141	Matrix Service Co.(b)	29,985
492	Mitcham Industries, Inc.(b)	7,429
108	Panhandle Oil and Gas, Inc., Class A	4,175
770	PDC Energy, Inc.(b)	38,392
812	Rosetta Resources, Inc.(b)	34,599
1,339	SemGroup Corp., Class A	82,697
1,366	SM Energy Co.	113,050
1,470	Targa Resources Corp.	132,726
5,635	Ultra Petroleum Corp.(b)	134,958
1,836	VAALCO Energy, Inc.(b)	11,053
3,383	Warren Resources, Inc.(b)	11,401

2,659	Western Refining, Inc.	103,993
3,293	Willbros Group, Inc.(b)	27,497

		1,065,154

	Financials - 20.6%
1,066	Acadia Realty Trust REIT	27,130
202	American Capital Mortgage Investment Corp. REIT	3,949
11,084	Anworth Mortgage Asset Corp. REIT	51,984
199	Apollo Residential Mortgage, Inc. REIT	3,216

Schedule of Investments(a)

772	Bancorp, Inc. (The)(b)	$14,707
150	Bank of Kentucky Financial Corp. (The)	5,389
138	Bank of Marin Bancorp	6,104
999	BankUnited, Inc.	31,069
1,495	BBCN Bancorp, Inc.	22,500
786	Berkshire Hills Bancorp, Inc.	19,226
203	BNC Bancorp	3,445
1,992	BRE Properties, Inc. REIT	117,727
162	Bridge Bancorp, Inc.	3,985
2,476	Brown & Brown, Inc.	77,969
373	Bryn Mawr Bank Corp.	10,396
6,445	Capitol Federal Financial, Inc.	77,147
6,439	Capstead Mortgage Corp. REIT	81,260
931	Cash America International, Inc.	34,196
272	Center Bancorp, Inc.	4,828
648	Centerstate Banks, Inc.	7,128
941	Citizens, Inc.(b)	6,540
156	CNB Financial Corp.	2,505
434	Cohen & Steers, Inc.	15,654
1,271	Columbia Banking System, Inc.	33,186
1,365	Community Bank System, Inc.	48,594
3,367	Corporate Office Properties Trust REIT	83,670
2,631	Corrections Corp. of America REIT	88,323
2,387	CubeSmart REIT	39,338
1,863	DFC Global Corp.(b)	14,010
101	Diamond Hill Investment Group	11,569
3,478	Douglas Emmett, Inc. REIT	88,446
3,590	East West Bancorp, Inc.	120,121
726	EastGroup Properties, Inc. REIT	43,081
2,142	Eaton Vance Corp.	81,546
2,227	Education Realty Trust, Inc. REIT	20,110
618	Encore Capital Group, Inc.(b)	29,411
372	Enterprise Financial Services Corp.	6,927
1,575	EPR Properties REIT	80,451
1,741	Equity One, Inc. REIT	39,451
551	Erie Indemnity Co., Class A	38,664
2,537	First Financial Bancorp	42,063
683	First Financial Bankshares, Inc.	41,779
338	First Financial Holdings, Inc.	20,804
2,044	First Industrial Realty Trust, Inc. REIT	35,075
149	First of Long Island Corp. (The)	5,896
2,283	First Potomac Realty Trust REIT	29,816
1,134	Flushing Financial Corp.	23,292
130	GAMCO Investors, Inc., Class A	10,503
274	German American Bancorp, Inc.	7,387
910	Getty Realty Corp. REIT	17,290
869	Gladstone Investment Corp.	7,065
3,213	Glimcher Realty Trust REIT	27,503
651	Greenhill & Co., Inc.	33,819
299	Heritage Financial Corp.	5,092
5,223	Hersha Hospitality Trust REIT	28,361
305	Home Federal Bancorp, Inc.	4,422
1,373	Home Properties, Inc. REIT	76,545
726	Independent Bank Corp.	26,252
1,372	Kilroy Realty Corp. REIT	72,442
574	Lakeland Financial Corp.	21,026
2,625	LaSalle Hotel Properties REIT	80,745
5,644	Lexington Realty Trust REIT	61,012
1,934	LPL Financial Holdings, Inc.	103,527
591	LTC Properties, Inc. REIT	22,428
526	Manning & Napier, Inc.	8,810
238	Marlin Business Services Corp.	6,038
3,450	Meadowbrook Insurance Group, Inc.	20,907
470	Medley Capital Corp.	6,481
1,002	Mid-America Apartment Communities, Inc. REIT	64,669

148	MidWestOne Financial Group, Inc.	$3,638
957	Monmouth Real Estate Investment Corp., Class A REIT	8,843
261	National Health Investors, Inc. REIT	16,435
184	National Interstate Corp.	4,153
780	New York Mortgage Trust, Inc. REIT	5,569
537	NewStar Financial, Inc.(b)	8,447
326	Nicholas Financial, Inc.	5,144
5,966	NorthStar Realty Finance Corp. REIT	87,044
236	OmniAmerican Bancorp, Inc.(b)	5,291
318	Pacific Premier Bancorp, Inc.(b)	5,047
904	Park Sterling Corp.	6,102
1,055	Pinnacle Financial Partners, Inc.	34,435
1,173	Post Properties, Inc. REIT	55,049
1,884	PrivateBancorp, Inc.	53,864
1,551	ProAssurance Corp.	72,059
454	PS Business Parks, Inc. REIT	35,671
4,934	Resource Capital Corp. REIT	29,061
780	Rockville Financial, Inc.	10,358
1,240	Ryman Hospitality Properties, Inc. REIT	51,286
602	Safeguard Scientifics, Inc.(b)	11,035
332	Saul Centers, Inc. REIT	15,471
2,573	SEI Investments Co.	87,636
379	Select Income REIT	10,460
767	Southside Bancshares, Inc.	20,441
718	Sovran Self Storage, Inc. REIT	48,759
1,474	Spirit Realty Capital, Inc. REIT	15,624
619	St. Joe Co. (The)(b)	11,123
1,374	Summit Hotel Properties, Inc. REIT	12,242
651	Sun Communities, Inc. REIT	30,434
910	Taubman Centers, Inc. REIT	59,168
4,338	TD Ameritrade Holding Corp.	135,563
1,355	TFS Financial Corp.(b)	15,555
2,703	Tower Group International Ltd.	6,758
1,178	UMB Financial Corp.	69,844
491	United Financial Bancorp, Inc.	8,705
153	Universal Health Realty Income Trust REIT	6,487
2,556	Washington REIT	59,555
262	Washington Banking Co.	4,661
1,645	Western Alliance Bancorp(b)	36,881
377	Whitestone REIT	5,146
384	World Acceptance Corp.(b)	36,745

		3,611,790

	Health Care - 9.3%
4,167	Alere, Inc.(b)	157,929
557	Almost Family, Inc.(b)	16,938
249	Analogic Corp.	23,817
1,124	AngioDynamics, Inc.(b)	17,883
509	ArthroCare Corp.(b)	23,098
609	Bio-Rad Laboratories, Inc., Class A(b)	77,416
2,265	BioScrip, Inc.(b)	19,275
2,684	Brookdale Senior Living, Inc.(b)	73,703
394	Capital Senior Living Corp.(b)	8,853
487	Chemed Corp.	38,434
324	Chindex International, Inc.(b)	5,333
234	Computer Programs & Systems, Inc.	15,636
663	Cooper Cos., Inc. (The)	82,398
298	CorVel Corp.(b)	14,113
1,436	Covance, Inc.(b)	135,788
835	CryoLife, Inc.	9,010
158	Cynosure, Inc., Class A(b)	4,239
1,021	Emergent Biosolutions, Inc.(b)	24,433
344	Exactech, Inc.(b)	7,664
1,041	Greatbatch, Inc.(b)	44,253
1,005	Haemonetics Corp.(b)	38,079
1,108	Hanger, Inc.(b)	37,461

Schedule of Investments(a)

2,715	HealthSouth Corp.	$84,491
264	ICU Medical, Inc.(b)	17,031
593	Integra LifeSciences Holdings(b)	27,551
275	Landauer, Inc.	12,697
752	LHC Group, Inc.(b)	17,251
951	Meridian Bioscience, Inc.	21,664
1,369	Merit Medical Systems, Inc.(b)	19,673
1,770	Molina Healthcare, Inc.(b)	63,720
852	Natus Medical, Inc.(b)	22,058
726	Nektar Therapeutics(b)	9,874
670	OraSure Technologies, Inc.(b)	3,933
2,763	Patterson Cos., Inc.	110,409
9,267	PDL BioPharma, Inc.	84,330
913	Rigel Pharmaceuticals, Inc.(b)	2,766
3,705	Select Medical Holdings Corp.	40,014
1,050	Targacept, Inc.(b)	4,630
3,287	VCA Antech, Inc.(b)	104,987
1,604	West Pharmaceutical Services, Inc.	76,110
1,065	Wright Medical Group, Inc.(b)	32,387

		1,631,329

	Industrials - 17.5%
1,576	A.O. Smith Corp.	74,419
525	AAON, Inc.	15,572
2,704	AAR Corp.	72,062
1,538	Actuant Corp.	52,630
1,394	Aegion Corp.(b)	28,605
697	Aerovironment, Inc.(b)	20,785
820	Altra Holdings, Inc.	25,715
256	American Science & Engineering, Inc.	17,508
1,134	API Technologies Corp.(b)	3,754
1,241	Applied Industrial Technologies, Inc.	62,720
3,537	Babcock & Wilcox Co. (The)	121,248
156	Barrett Business Services, Inc.	12,232
1,361	Beacon Roofing Supply, Inc.(b)	51,432
1,564	Blount International, Inc.(b)	20,050
451	Chart Industries, Inc.(b)	38,533
965	CLARCOR, Inc.	53,480
1,477	Copart, Inc.(b)	50,632
493	Cubic Corp.	24,418
2,235	Donaldson Co., Inc.	92,216
1,143	Douglas Dynamics, Inc.	16,596
1,164	Dun & Bradstreet Corp. (The)	128,040
456	Dynamic Materials Corp.	9,954
1,847	EnerSys	125,707
667	ESCO Technologies, Inc.	23,278
1,111	Esterline Technologies Corp.(b)	114,377
238	Exponent, Inc.	17,188
541	Forward Air Corp.	24,096
755	Franklin Electric Co., Inc.	30,079
1,538	Furmanite Corp.(b)	17,964
1,541	GenCorp, Inc.(b)	26,228
877	Generac Holdings, Inc.	42,210
461	Gorman-Rupp Co. (The)	14,674
333	GP Strategies Corp.(b)	9,241
957	Graco, Inc.	66,502
1,930	Great Lakes Dredge & Dock Corp.	14,533
1,297	Healthcare Services Group, Inc.	35,188
2,064	Hexcel Corp.(b)	86,028
1,239	Hub Group, Inc., Class A(b)	51,357
753	Huron Consulting Group, Inc.(b)	49,879
101	Hyster-Yale Materials Handling, Inc.	8,662
1,023	ICF International, Inc.(b)	34,434
1,806	IDEX Corp.	130,050
1,534	Interface, Inc.	32,137
1,030	Kaman Corp.	39,923
1,794	KAR Auction Services, Inc.	49,909

3,219	Kratos Defense & Security Solutions, Inc.(b)	$23,273
928	Landstar System, Inc.	53,304
1,693	Lincoln Electric Holdings, Inc.	117,156
378	LMI Aerospace, Inc.(b)	5,216
1,018	Macquarie Infrastructure Co. LLC (Australia)	56,245
957	Marten Transport Ltd.	18,250
750	Nordson Corp.	51,990
1,444	Old Dominion Freight Line, Inc.(b)	78,323
73	Preformed Line Products Co.	4,926
434	RBC Bearings, Inc.(b)	28,141
1,056	Regal-Beloit Corp.	78,239
3,470	Swift Transportation Co.(b)	75,646
1,055	TAL International Group, Inc.	45,397
539	Taser International, Inc.(b)	8,656
939	Teledyne Technologies, Inc.(b)	86,266
453	Tennant Co.	29,051
1,969	Tetra Tech, Inc.(b)	58,105
233	TRC Cos., Inc.(b)	1,582
358	UniFirst Corp.	37,876
483	US Ecology, Inc.	17,272
936	WABCO Holdings, Inc.(b)	80,702
770	Watsco, Inc.	72,857

		3,064,718

	Information Technology - 14.2%
442	ACI Worldwide, Inc.(b)	26,790
1,062	Actuate Corp.(b)	8,071
1,916	ADTRAN, Inc.	48,647
619	Alpha & Omega Semiconductor Ltd.(b)	4,494
11,296	Atmel Corp.(b)	94,435
250	Badger Meter, Inc.	12,735
704	Blackbaud, Inc.	24,260
709	Blucora, Inc.(b)	18,157
1,697	Booz Allen Hamilton Holding Corp.	31,021
1,889	Brooks Automation, Inc.	19,173
761	Cabot Microelectronics Corp.(b)	30,684
192	Cass Information Systems, Inc.	10,391
1,130	Cognex Corp.	44,578
522	Coherent, Inc.(b)	34,890
318	Computer Task Group, Inc.	5,139
1,108	Comtech Telecommunications Corp.	33,705
465	Cray, Inc.(b)	13,713
953	Dice Holdings, Inc.(b)	6,671
1,309	Diodes, Inc.(b)	29,989
832	DST Systems, Inc.	75,712
341	DTS, Inc.(b)	7,069
939	EPIQ Systems, Inc.	13,484
1,646	Euronet Worldwide, Inc.(b)	70,548
685	Exar Corp.(b)	7,542
415	Forrester Research, Inc.	15,579
1,567	Global Payments, Inc.	103,563
539	GSI Technology, Inc.(b)	3,590
12,481	GT Advanced Technologies, Inc.(b)	128,180
1,230	Heartland Payment Systems, Inc.	53,025
1,449	IAC/InterActiveCorp.	101,488
1,252	Integrated Silicon Solution, Inc.(b)	14,736
518	InterDigital, Inc.	14,892
1,252	Internap Network Services Corp.(b)	10,204
2,545	IntraLinks Holdings, Inc.(b)	26,926
1,749	Itron, Inc.(b)	70,625
4,101	JDS Uniphase Corp.(b)	54,502
1,891	Kopin Corp.(b)	7,261
2,348	Kulicke & Soffa Industries, Inc. (Singapore)(b)	27,331
279	KVH Industries, Inc.(b)	3,677
3,646	Lattice Semiconductor Corp.(b)	21,074

Schedule of Investments(a)

2,440	Limelight Networks, Inc.(b)	$4,660
1,767	LTX-Credence Corp.(b)	15,108
1,480	Magnachip Semiconductor Corp. (South Korea)(b)	23,399
752	Manhattan Associates, Inc.(b)	25,357
1,645	ManTech International Corp., Class A	47,870
718	MAXIMUS, Inc.	30,422
351	Measurement Specialties, Inc.(b)	19,365
2,750	Mentor Graphics Corp.	57,200
1,060	Micrel, Inc.	10,579
127	MicroStrategy, Inc., Class A(b)	15,964
1,415	MKS Instruments, Inc.	42,634
630	Move, Inc.(b)	8,908
348	MTS Systems Corp.	24,475
1,100	NETGEAR, Inc.(b)	35,101
2,896	OmniVision Technologies, Inc.(b)	44,569
654	Oplink Communications, Inc.(b)	11,072
360	OSI Systems, Inc.(b)	20,855
400	PC Connection, Inc.	8,184
834	Perficient, Inc.(b)	17,122
781	Plantronics, Inc.	33,528
7,210	PMC - Sierra, Inc.(b)	47,226
7,315	Polycom, Inc.(b)	87,268
1,452	Progress Software Corp.(b)	35,095
2,088	PTC, Inc.(b)	74,500
1,741	QuinStreet, Inc.(b)	14,398
2,393	Rambus, Inc.(b)	21,322
397	Rosetta Stone, Inc.(b)	4,399
714	SeaChange International, Inc.(b)	8,539
631	Silicon Graphics International Corp.(b)	8,209
648	Silicon Laboratories, Inc.(b)	30,612
826	SS&C Technologies Holdings, Inc.(b)	32,065
162	Stamps.com, Inc.(b)	6,393
2,207	Sykes Enterprises, Inc.(b)	46,259
328	Tessco Technologies, Inc.	10,919
9,804	TriQuint Semiconductor, Inc.(b)	81,373
3,988	TTM Technologies, Inc.(b)	31,944
177	Tyler Technologies, Inc.(b)	18,665
867	ViaSat, Inc.(b)	51,595
1,156	WebMD Health Corp.(b)	55,372

		2,491,076

	Materials - 6.1%
1,768	AptarGroup, Inc.	112,798
449	Arabian American Development Co.(b)	5,119
1,053	Axiall Corp.	42,015
1,266	Berry Plastics Group, Inc.(b)	28,232
144	Chase Corp.	4,553
950	Clearwater Paper Corp.(b)	54,102
867	Compass Minerals International, Inc.	68,164
119	Deltic Timber Corp.	7,653
440	Eagle Materials, Inc.	34,650
3,464	Golden Minerals Co.(b)	2,817
13,879	Golden Star Resources Ltd.(b)	8,466
8,328	Graphic Packaging Holding Co.(b)	79,116
269	Handy & Harman Ltd.(b)	5,251
260	Hawkins, Inc.	9,155
338	Haynes International, Inc.	17,285
482	Innospec, Inc.	20,649
760	Kaiser Aluminum Corp.	53,056
846	Koppers Holdings, Inc.	33,417
1,729	Kraton Performance Polymers, Inc.(b)	43,242
757	Kronos Worldwide, Inc.	11,718
818	Landec Corp.(b)	8,793
2,540	Omnova Solutions, Inc.(b)	22,962
2,116	PolyOne Corp.	75,245
332	Quaker Chemical Corp.	22,945

867	Schweitzer-Mauduit International, Inc.	$39,995
1,546	Silgan Holdings, Inc.	70,853
486	Stepan Co.	30,808
3,245	Stillwater Mining Co.(b)	40,692
20,125	Thompson Creek Metals Co., Inc.(b)	51,721
162	US Silica Holdings, Inc.	4,798
349	Westlake Chemical Corp.	42,417
898	Zep, Inc.	14,404

		1,067,091

	Telecommunication Services - 1.8%
293	Atlantic Tele-Network, Inc.	17,067
945	IDT Corp., Class B	16,065
3,845	Level 3 Communications, Inc.(b)	123,425
773	Lumos Networks Corp.	14,695
796	Shenandoah Telecommunications Co.	19,980
472	Straight Path Communications, Inc., Class B(b)	3,889
3,316	tw telecom, inc.(b)	97,689
7,540	Vonage Holdings Corp.(b)	34,759

		327,569

	Utilities - 2.5%
1,071	American States Water Co.	30,416
4,030	Aqua America, Inc.	96,518
257	Artesian Resources Corp., Class A	5,785
11,398	Atlantic Power Corp.	30,205
359	Chesapeake Utilities Corp.	21,127
2,076	Cleco Corp.	101,433
297	Connecticut Water Service, Inc.	10,009
1,371	El Paso Electric Co.	49,946
587	Ormat Technologies, Inc. (Israel)	14,470
1,980	UIL Holdings Corp.	76,567
359	York Water Co. (The)	7,313

		443,789

	Total Common Stocks and Other Equity Interests (Cost $14,569,349)	17,526,107

	Money Market Fund - 0.4%
65,149	Invesco Premier Portfolio – Institutional Class(c) (Cost $65,149)	65,149

	Total Investments (Cost $14,634,498)(d)-100.3%	17,591,256
	Other assets less liabilities-(0.3)%	(54,749)

	Net Assets-100.0%	$17,536,507

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $14,660,404. The net unrealized appreciation was $2,930,852 which consisted of aggregate gross unrealized appreciation of $3,454,323 and aggregate gross unrealized depreciation of $523,471.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.5%
1,581	AMC Networks, Inc., Class A(b)	$101,880
735	American Public Education, Inc.(b)	31,113
485	America’s Car-Mart, Inc.(b)	18,697
8,784	Ascena Retail Group, Inc.(b)	164,788
1,452	BJ’s Restaurants, Inc.(b)	41,179
1,238	Black Diamond, Inc.(b)	13,185
1,577	Bloomin’ Brands, Inc.(b)	36,224
2,467	Bridgepoint Education, Inc.(b)	42,876
709	Buffalo Wild Wings, Inc.(b)	100,579
5,190	Crocs, Inc.(b)	79,666
2,644	Deckers Outdoor Corp.(b)	206,100
4,298	Dick’s Sporting Goods, Inc.	225,645
1,093	Dorman Products, Inc.(b)	57,011
3,060	DSW, Inc., Class A	115,209
614	Five Below, Inc.(b)	22,503
1,776	Fossil Group, Inc.(b)	198,610
1,023	Francesca’s Holdings Corp.(b)	19,437
752	Gentherm, Inc.(b)	19,161
4,441	GNC Holdings, Inc., Class A	226,980
1,520	Grand Canyon Education, Inc.(b)	66,606
4,932	Groupon, Inc.(b)	51,589
620	HomeAway, Inc.(b)	25,333
4,885	Iconix Brand Group, Inc.(b)	181,722
1,411	iRobot Corp.(b)	49,865
759	Jamba, Inc.(b)	9,692
1,595	K12, Inc.(b)	35,010
674	Lumber Liquidators Holdings, Inc.(b)	59,979
659	Mattress Firm Holding Corp.(b)	26,821
1,394	Monro Muffler Brake, Inc.	77,381
581	Morningstar, Inc.	44,853
5,003	National CineMedia, Inc.	93,456
856	Panera Bread Co., Class A(b)	144,724
2,114	Polaris Industries, Inc.	264,673
528	Popeyes Louisiana Kitchen, Inc.(b)	21,252
2,726	Scripps Networks Interactive, Inc., Class A	197,690
1,272	Shutterfly, Inc.(b)	60,242
1,547	Skullcandy, Inc.(b)	11,293
2,274	Steven Madden Ltd.(b)	74,110
454	Sturm Ruger & Co., Inc.(c)	34,581
261	Tesla Motors, Inc.(b)	47,348
3,450	Texas Roadhouse, Inc.	83,662
1,364	TripAdvisor, Inc.(b)	105,287
438	Tumi Holdings, Inc.(b)	8,773
1,606	Under Armour, Inc., Class A(b)	173,625
4,549	Urban Outfitters, Inc.(b)	162,945
752	Vera Bradley, Inc.(b)	18,063
1,198	Vitamin Shoppe, Inc.(b)	53,694
1,215	Zagg, Inc.(b)	5,127

		3,910,239

	Consumer Staples - 3.0%
2,829	B&G Foods, Inc.	92,706
192	Boston Beer Co., Inc. (The), Class A(b)	39,996
3,454	Boulder Brands, Inc.(b)	49,530

577	Chefs’ Warehouse, Inc. (The)(b)	$13,623
7,849	Darling International, Inc.(b)	153,527
1,568	Fresh Market, Inc. (The)(b)	54,817
3,249	Green Mountain Coffee Roasters, Inc.(c)	263,169
2,707	Harbinger Group, Inc.(b)	32,159
638	Medifast, Inc.(b)	16,926
665	PriceSmart, Inc.	60,449
3,145	Snyders-Lance, Inc.	84,003

		860,905

	Energy - 5.6%
1,475	Approach Resources, Inc.(b)(c)	29,633
3,419	Atwood Oceanics, Inc.(b)	162,061
418	Bonanza Creek Energy, Inc.(b)	17,017
5,663	BPZ Resources, Inc.(b)	11,326
1,938	C&J Energy Services, Inc.(b)	45,310
832	CARBO Ceramics, Inc.	95,780
396	Cheniere Energy, Inc.(b)	17,400
2,238	Clean Energy Fuels Corp.(b)(c)	26,699
2,813	Cobalt International Energy, Inc.(b)	46,049
1,087	Contango Oil & Gas Co.	45,610
601	Continental Resources, Inc.(b)	66,230
704	CVR Energy, Inc.	26,111
2,330	Delek US Holdings, Inc. (Israel)	70,599
1,935	Forum Energy Technologies, Inc.(b)	48,607
211	Geospace Technologies Corp.(b)	16,779
1,448	Gulfport Energy Corp.(b)	88,256
1,357	Halcon Resources Corp.(b)	4,573
6,114	Kodiak Oil & Gas Corp.(b)	64,870
1,140	Laredo Petroleum Holdings, Inc.(b)	28,204
6,385	Magnum Hunter Resources Corp.(b)	53,315
1,675	Matador Resources Co.(b)	32,562
3,092	Midstates Petroleum Co., Inc.(b)	14,440
3,351	Miller Energy Resources, Inc.(b)(c)	26,439
2,406	Northern Oil and Gas, Inc.(b)	34,983
381	Nuverra Environmental Solutions, Inc.(b)	5,509
1,366	Oasis Petroleum, Inc.(b)	57,112
1,802	PBF Energy, Inc.	46,726
3,126	Renewable Energy Group, Inc.(b)	31,291
3,810	Resolute Energy Corp.(b)	30,442
1,703	Rex Energy Corp.(b)	32,084
424	RigNet, Inc.(b)	19,780
2,735	RPC, Inc.(c)	46,577
637	Sanchez Energy Corp.(b)	17,511
34,752	SandRidge Energy, Inc.(b)(c)	213,725
914	Solazyme, Inc.(b)	11,855
1,916	Triangle Petroleum Corp.(b)	14,581
22,413	Vantage Drilling Co.(b)	36,533

		1,636,579

	Financials - 21.6%
1,084	1st United Bancorp, Inc.	7,870
86	Alexander’s, Inc. REIT	29,225
1,796	American Assets Trust, Inc. REIT	60,112
3,784	American Campus Communities, Inc. REIT	131,532
1,502	AmTrust Financial Services, Inc.	48,485
1,990	Apollo Commercial Real Estate Finance, Inc. REIT	33,472
4,752	ARMOUR Residential REIT, Inc.	19,531
2,405	Associated Estates Realty Corp. REIT	38,408
1,149	Bank of the Ozarks, Inc.	72,847
1,248	Beneficial Mutual Bancorp, Inc.(b)	14,826
431	BofI Holding, Inc.(b)	35,665
1,801	Campus Crest Communities, Inc. REIT	15,903
603	Capital Bank Financial Corp., Class A(b)	13,899
1,301	Cardinal Financial Corp.	22,182
2,759	CBOE Holdings, Inc.	143,523
1,150	Chatham Lodging Trust REIT	24,046

Schedule of Investments(a)

2,189	Chesapeake Lodging Trust REIT	$53,302
1,424	Colony Financial, Inc. REIT	31,613
673	Coresite Realty Corp. REIT	20,648
198	Credit Acceptance Corp.(b)	27,558
13,619	CYS Investments, Inc. REIT	107,862
2,870	DuPont Fabros Technology, Inc. REIT	74,591
3,592	Dynex Capital, Inc. REIT	28,952
789	Eagle Bancorp, Inc.(b)	26,234
1,163	eHealth, Inc.(b)	62,139
2,810	Equity Lifestyle Properties, Inc. REIT	110,461
4,232	Everbank Financial Corp.	75,372
700	Evercore Partners, Inc., Class A	39,088
1,471	Excel Trust, Inc. REIT	16,784
3,352	Extra Space Storage, Inc. REIT	153,052
3,843	EZCORP, Inc., Class A(b)	42,196
503	Fidus Investment Corp.	10,447
610	Financial Engines, Inc.	37,161
924	First Cash Financial Services, Inc.(b)	45,405
854	First Connecticut Bancorp, Inc.	13,160
368	Fox Chase Bancorp, Inc.	6,296
544	Franklin Financial Corp.(b)	10,341
4,337	Geo Group, Inc. (The) REIT	145,203
2,598	Government Properties Income Trust REIT	64,171
1,879	Green Dot Corp., Class A(b)	42,315
6,896	Hancock Holding Co.	238,602
9,400	Hatteras Financial Corp. REIT	168,636
5,153	Healthcare Trust of America, Inc., Class A REIT	55,292
3,771	Hercules Technology Growth Capital, Inc.	59,808
950	HFF, Inc., Class A	28,101
2,104	Home BancShares, Inc.	64,887
1,518	Howard Hughes Corp. (The)(b)	189,401
1,336	Hudson Pacific Properties, Inc. REIT	29,031
2,551	IBERIABANK Corp.	167,958
1,401	ICG Group, Inc.(b)	26,605
939	INTL FCStone, Inc.(b)	16,564
9,644	Invesco Mortgage Capital, Inc. REIT(d)	151,507
2,211	Investors Bancorp, Inc.	56,093
920	Kennedy-Wilson Holdings, Inc.	22,098
787	MarketAxess Holdings, Inc.	49,376
6,386	Medical Properties Trust, Inc. REIT	84,742
227	Meridian Interstate Bancorp, Inc.(b)	5,344
5,794	National Retail Properties, Inc. REIT(c)	192,361
835	Northfield Bancorp, Inc.	10,379
2,789	Ocwen Financial Corp.(b)	123,106
5,346	OMEGA Healthcare Investors, Inc. REIT(c)	170,751
2,514	Oritani Financial Corp.	39,570
3,161	Pebblebrook Hotel Trust REIT	95,241
2,444	PennyMac Mortgage Investment Trust REIT	57,556
1,504	Portfolio Recovery Associates, Inc.(b)	75,531
3,137	Prosperity Bancshares, Inc.	196,251
1,358	Realogy Holdings Corp.(b)	61,884
2,483	Retail Opportunity Investments Corp. REIT	35,904
7,362	RLJ Lodging Trust REIT	183,903
1,951	Signature Bank(b)	238,139
711	STAG Industrial, Inc. REIT	15,258
5,831	Starwood Property Trust, Inc. REIT	176,096
4,030	Stifel Financial Corp.(b)	181,955
2,821	SVB Financial Group(b)	316,601
3,375	Tanger Factory Outlet Centers, Inc. REIT	112,658
540	Tejon Ranch Co.(b)	18,425
565	Terreno Realty Corp. REIT	9,758
443	Territorial Bancorp, Inc.	10,034
1,691	Texas Capital Bancshares, Inc.(b)	100,564
7,460	Two Harbors Investment Corp. REIT	73,332
1,434	ViewPoint Financial Group, Inc.	35,305

85	Virtus Investment Partners, Inc.(b)	$15,492
4,270	Waddell & Reed Financial, Inc., Class A	276,781
590	Walker & Dunlop, Inc.(b)	8,284
1,078	Walter Investment Management Corp.(b)	33,246
327	Westwood Holdings Group, Inc.	18,695

		6,252,982

	Health Care - 14.6%
452	Abaxis, Inc.(b)	17,253
589	Abiomed, Inc.(b)	16,192
1,944	Accretive Health, Inc.(b)	17,904
4,746	Accuray, Inc.(b)	50,545
587	Acorda Therapeutics, Inc.(b)	17,228
1,163	Air Methods Corp.(b)	59,813
801	Akorn, Inc.(b)	18,183
1,478	Align Technology, Inc.(b)	87,823
11,055	Allscripts Healthcare Solutions, Inc.(b)	183,071
381	Alnylam Pharmaceuticals, Inc.(b)	31,874
2,793	Alphatec Holdings, Inc.(b)	6,061
672	AMAG Pharmaceuticals, Inc.(b)	14,428
723	Ariad Pharmaceuticals, Inc.(b)	5,343
296	athenahealth, Inc.(b)	43,630
47	Atrion Corp.	12,557
682	Auxilium Pharmaceuticals, Inc.(b)	17,446
2,311	Aveo Pharmaceuticals, Inc.(b)	3,813
1,268	Bio-Reference Labs, Inc.(b)	34,096
3,597	Bruker Corp.(b)	73,199
931	Cantel Medical Corp.	29,513
5,258	Centene Corp.(b)	318,635
565	Cepheid, Inc.(b)	29,866
2,258	Cubist Pharmaceuticals, Inc.(b)	165,037
525	Cyberonics, Inc.(b)	35,070
4,059	Dendreon Corp.(b)(c)	11,325
1,621	Depomed, Inc.(b)	19,452
508	DexCom, Inc.(b)	20,554
1,903	Emeritus Corp.(b)	41,961
1,242	Ensign Group, Inc. (The)	52,065
1,419	ExamWorks Group, Inc.(b)	43,691
2,450	Exelixis, Inc.(b)	16,856
2,695	Globus Medical, Inc., Class A(b)	63,063
451	HealthStream, Inc.(b)	13,088
95	HeartWare International, Inc.(b)	9,425
691	Hi-Tech Pharmacal Co., Inc.(b)	29,893
1,617	HMS Holdings Corp.(b)	37,239
1,420	IDEXX Laboratories, Inc.(b)	162,249
631	Immunogen, Inc.(b)	9,459
5,806	Impax Laboratories, Inc.(b)	134,351
1,721	InterMune, Inc.(b)	22,975
745	IPC The Hospitalist Co., Inc.(b)	39,768
796	Isis Pharmaceuticals, Inc.(b)	40,644
4,124	Lexicon Pharmaceuticals, Inc.(b)	7,588
1,306	Luminex Corp.(b)	23,861
3,570	Masimo Corp.(b)	104,422
3,060	MedAssets, Inc.(b)	67,442
1,606	Medicines Co. (The)(b)	55,825
522	Medidata Solutions, Inc.(b)	32,938
5,300	MEDNAX, Inc.(b)	294,892
3,340	Merge Healthcare, Inc.(b)	7,181
1,904	Momenta Pharmaceuticals, Inc.(b)	34,082
502	MWI Veterinary Supply, Inc.(b)	93,502
2,766	Myriad Genetics, Inc.(b)(c)	76,425
839	Neogen Corp.(b)	35,255
1,009	NPS Pharmaceuticals, Inc.(b)	36,102
2,767	NuVasive, Inc.(b)	103,596
1,315	NxStage Medical, Inc.(b)	17,029
1,664	Omnicell, Inc.(b)	42,964
3,116	PAREXEL International Corp.(b)	152,092

Schedule of Investments(a)

1,729	Pozen, Inc.(b)	$13,555
3,463	Quality Systems, Inc.	63,754
957	Questcor Pharmaceuticals, Inc.(c)	64,129
852	Quidel Corp.(b)	25,185
5,061	RTI Surgical, Inc.(b)	15,689
1,069	Salix Pharmaceuticals Ltd.(b)	104,056
2,661	Sciclone Pharmaceuticals, Inc.(b)	12,507
437	Seattle Genetics, Inc.(b)	19,604
1,846	Sirona Dental Systems, Inc.(b)	132,801
592	Spectranetics Corp.(b)	15,404
1,114	Spectrum Pharmaceuticals, Inc.(b)	9,369
2,306	Team Health Holdings, Inc.(b)	99,527
1,193	Techne Corp.	108,408
1,907	Thoratec Corp.(b)	66,631
1,449	United Therapeutics Corp.(b)	148,696
754	US Physical Therapy, Inc.	23,759
561	Vascular Solutions, Inc.(b)	13,217
912	VIVUS, Inc.(b)	6,767
1,791	Volcano Corp.(b)	37,593

		4,222,485

	Industrials - 13.6%
939	Acacia Research Corp.	12,977
650	Advisory Board Co. (The)(b)	41,152
4,517	Air Lease Corp.	142,195
541	Allegiant Travel Co.	49,269
1,732	Ameresco, Inc., Class A(b)	17,078
577	Argan, Inc.	16,393
745	Astronics Corp.(b)	45,128
962	AZZ, Inc.	40,221
735	CAI International, Inc.(b)	15,207
2,737	Clean Harbors, Inc.(b)	153,491
942	Colfax Corp.(b)	56,756
469	DXP Enterprises, Inc.(b)	45,043
751	Echo Global Logistics, Inc.(b)	15,238
1,111	EnerNOC, Inc.(b)	24,886
1,298	Genesee & Wyoming, Inc., Class A(b)	117,261
431	Graham Corp.	15,391
1,640	HEICO Corp.	87,281
3,309	II-VI, Inc.(b)	50,528
1,809	InnerWorkings, Inc.(b)	13,640
872	KEYW Holding Corp. (The)(b)	13,952
2,686	Kirby Corp.(b)	268,036
750	LB Foster Co., Class A	32,295
424	Lindsay Corp.(c)	36,040
4,176	MasTec, Inc.(b)	150,085
585	Middleby Corp. (The)(b)	144,249
837	Mistras Group, Inc.(b)	19,552
2,060	MSC Industrial Direct Co., Inc., Class A	173,081
594	Multi-Color Corp.	21,360
1,647	On Assignment, Inc.(b)	48,883
5,763	Pendrell Corp.(b)	8,414
1,413	PMFG, Inc.(b)	10,555
2,450	Polypore International, Inc.(b)(c)	81,218
1,764	Primoris Services Corp.	56,042
1,662	Raven Industries, Inc.	62,242
1,208	Roadrunner Transportation Systems, Inc.(b)	31,710
2,062	Rollins, Inc.	59,427
1,117	RPX Corp.(b)	18,118
3,592	Sensata Technologies Holding NV(b)	134,485
3,021	Spirit Airlines, Inc.(b)	141,685
773	Sun Hydraulics Corp.	28,253
1,001	Team, Inc.(b)	42,372
1,145	Thermon Group Holdings, Inc.(b)	31,007
2,789	Titan International, Inc.	46,744
1,944	Titan Machinery, Inc.(b)	31,687
3,083	Towers Watson & Co., Class A	360,464

2,758	Triumph Group, Inc.	$188,702
1,005	Valmont Industries, Inc.	147,112
2,798	Wabtec Corp.	206,520
4,913	Waste Connections, Inc.	200,843
2,035	Wesco Aircraft Holdings, Inc.(b)	45,482
3,416	Woodward, Inc.	146,376
556	XPO Logistics, Inc.(b)	13,856

		3,959,982

	Information Technology - 22.0%
707	3D Systems Corp.(b)(c)	54,955
2,184	Accelrys, Inc.(b)	27,475
1,383	Advent Software, Inc.	45,445
1,169	Aruba Networks, Inc.(b)	23,041
674	Aspen Technology, Inc.(b)	30,714
2,487	Bankrate, Inc. (United Kingdom)(b)	41,259
950	Bottomline Technologies, Inc.(b)	32,889
527	BroadSoft, Inc.(b)	16,132
2,271	Calix, Inc.(b)	18,009
1,884	Cardtronics, Inc.(b)	72,572
740	Cavium, Inc.(b)	27,506
1,021	CEVA, Inc.(b)	17,755
2,590	Ciena Corp.(b)	60,425
2,108	Cirrus Logic, Inc.(b)(c)	36,911
421	CommVault Systems, Inc.(b)	29,079
1,149	comScore, Inc.(b)	31,494
1,192	Comverse, Inc.(b)	42,960
759	Concur Technologies, Inc.(b)	92,097
1,246	Constant Contact, Inc.(b)	33,654
560	CoStar Group, Inc.(b)	96,342
3,952	Cree, Inc.(b)	238,780
1,236	Datalink Corp.(b)	17,959
1,803	Dealertrack Technologies, Inc.(b)	84,110
2,603	Demand Media, Inc.(b)	15,019
3,038	Dolby Laboratories, Inc., Class A(b)	124,528
1,857	Ebix, Inc.(c)	25,218
2,642	EchoStar Corp., Class A(b)	124,253
5,990	Entropic Communications, Inc.(b)	24,978
570	Envestnet, Inc.(b)	24,368
1,039	ExlService Holdings, Inc.(b)	26,131
1,190	FactSet Research Systems, Inc.(c)	125,866
623	FARO Technologies, Inc.(b)	32,222
1,393	FEI Co.	130,552
5,747	Finisar Corp.(b)	136,261
1,162	FleetCor Technologies, Inc.(b)	123,544
6,781	FLIR Systems, Inc.	215,093
1,372	Fortinet, Inc.(b)	29,086
903	Fusion-io, Inc.(b)	9,933
2,031	Gartner, Inc.(b)	142,840
9,757	Genpact Ltd.(b)	165,576
10,266	Harmonic, Inc.(b)	67,345
1,145	Higher One Holdings, Inc.(b)	8,885
822	Hittite Microwave Corp.(b)	47,142
5,251	Infinera Corp.(b)	45,789
3,130	Informatica Corp.(b)	126,327
824	Inphi Corp.(b)	9,460
316	Interactive Intelligence Group, Inc.(b)	23,997
856	InvenSense, Inc.(b)	16,855
635	IPG Photonics Corp.(b)	42,462
1,400	Ixia(b)	17,906
1,885	j2 Global, Inc.	85,485
3,152	Jack Henry & Associates, Inc.	175,819
643	Liquidity Services, Inc.(b)	15,284
906	Littelfuse, Inc.	81,087
1,024	LivePerson, Inc.(b)	14,162
789	LogMeIn, Inc.(b)	26,794
1,088	Maxwell Technologies, Inc.(b)	8,878

Schedule of Investments(a)

3,370	MICROS Systems, Inc.(b)	$187,136
4,648	Microsemi Corp.(b)	108,949
1,101	Monolithic Power Systems, Inc.(b)	35,992
1,177	Monotype Imaging Holdings, Inc.	34,333
1,413	Nanometrics, Inc.(b)	23,936
3,564	National Instruments Corp.	103,356
1,078	NeoPhotonics Corp.(b)	7,913
1,462	NetScout Systems, Inc.(b)	51,638
2,246	NeuStar, Inc., Class A(b)	76,117
1,777	NIC, Inc.	38,632
174	NVE Corp.(b)	10,015
211	OpenTable, Inc.(b)	15,884
460	Pegasystems, Inc.	20,902
885	Power Integrations, Inc.	52,419
298	PROS Holdings, Inc.(b)	11,327
759	QLIK Technologies, Inc.(b)	20,508
1,416	RealD, Inc.(b)	12,673
659	RealPage, Inc.(b)	14,814
1,337	Responsys, Inc.(b)	36,112
4,522	Riverbed Technology, Inc.(b)	89,174
8,173	Rovi Corp.(b)	173,349
3,088	Rubicon Technology, Inc.(b)(c)	33,875
6,620	Sapient Corp.(b)	106,119
2,124	Semtech Corp.(b)	48,448
1,927	ServiceSource International, Inc.(b)	15,377
2,928	ShoreTel, Inc.(b)	22,546
8,909	Skyworks Solutions, Inc.(b)	269,497
513	SolarWinds, Inc.(b)	20,464
1,788	Solera Holdings, Inc.	119,492
3,512	Super Micro Computer, Inc.(b)	72,207
1,503	Synaptics, Inc.(b)	87,715
847	Synchronoss Technologies, Inc.(b)	22,581
528	Syntel, Inc.	44,484
1,757	Telenav, Inc.(b)	11,421
4,681	TIBCO Software, Inc.(b)	99,659
2,305	TiVo, Inc.(b)	28,559
164	Ultimate Software Group, Inc. (The)(b)	26,770
668	Ultratech, Inc.(b)	16,900
612	Universal Display Corp.(b)	19,878
1,982	Vantiv, Inc., Class A(b)	60,134
1,654	VASCO Data Security International, Inc.(b)	12,355
3,119	Veeco Instruments, Inc.(b)	118,553
6,840	VeriFone Systems, Inc.(b)	198,428
929	Verint Systems, Inc.(b)	42,214
1,062	Virtusa Corp.(b)	36,405
744	Vocus, Inc.(b)	9,092
1,122	Web.com Group, Inc.(b)	37,924
1,362	Wex, Inc.(b)	112,174
25,925	Zynga, Inc., Class A(b)	114,070

		6,393,228

	Materials - 4.8%
2,069	Allied Nevada Gold Corp.(b)(c)	10,159
670	American Vanguard Corp.	15,571
723	Balchem Corp.	39,418
3,227	Calgon Carbon Corp.(b)	65,540
10,300	Coeur Mining, Inc.(b)	104,545
1,312	Flotek Industries, Inc.(b)	28,221
1,612	FutureFuel Corp.	26,372
3,067	Globe Specialty Metals, Inc.	53,611
691	Gold Resource Corp.	3,186
21,691	Hecla Mining Co.	65,724
1,806	Innophos Holdings, Inc.	84,286
3,844	Intrepid Potash, Inc.(b)(c)	56,507
5,384	KapStone Paper and Packaging Corp.(b)	150,590
379	KMG Chemicals, Inc.	5,935
1,354	LSB Industries, Inc.(b)	44,831

8,332	Molycorp, Inc.(b)(c)	$40,410
449	NewMarket Corp.	150,352
719	PetroLogistics LP	8,233
1,637	Royal Gold, Inc.	91,574
3,670	Tronox Ltd., Class A	80,593
2,775	W.R. Grace & Co.(b)	261,738

		1,387,396

	Telecommunication Services - 0.4%
1,417	8x8, Inc.(b)	14,369
1,226	Cogent Communications Group, Inc.	50,720
8,084	Iridium Communications, Inc.(b)	51,252
2,123	ORBCOMM, Inc.(b)	14,649

		130,990

	Utilities - 0.9%
2,461	ITC Holdings Corp.	254,714

	Total Common Stocks and Other Equity Interests (Cost $23,838,327)	29,009,500

	Warrant - 0.0%
	Energy - 0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16(b) (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $23,838,327)-100.0%	29,009,500

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 4.7%
1,375,366	Invesco Liquid Assets Portfolio - Institutional Class(e)(f) (Cost $1,375,366)	1,375,366

	Total Investments (Cost $25,213,693)(g)-104.7%	30,384,866
	Other assets less liabilities-(4.7)%	(1,370,797)

	Net Assets-100.0%	$29,014,069

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, are considered to be affiliated. The table below shows the transactions in, and earnings from, the investment in Invesco Mortgage Capital, Inc. REIT for the nine months ended January 31, 2014.

	Value April 30, 2013	Purch- ases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation (Depre- ciation)	Realized Gain	Value January 31, 2014	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$216,525	$8,072	$(19,949)	$(54,402)	$1,261	$151,507	$14,371

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments(a)

(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(g)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,298,948. The net unrealized appreciation was $5,085,918 which consisted of aggregate gross unrealized appreciation of $6,807,592 and aggregate gross unrealized depreciation of $1,721,674.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Consumer Discretionary - 21.4%
3,051	1-800-FLOWERS.COM, Inc., Class A(b)	$15,377
10,899	Aeropostale, Inc.(b)	76,838
1,592	Allison Transmission Holdings, Inc.	45,738
6,696	American Apparel, Inc.(b)(c)	6,604
4,336	ANN, Inc.(b)	140,226
588	Arctic Cat, Inc.	24,896
3,278	Asbury Automotive Group, Inc.(b)	154,132
6,219	Barnes & Noble, Inc.(b)	83,832
1,291	Bassett Furniture Industries, Inc.	18,203
3,008	Beazer Homes USA, Inc.(b)	67,710
7,598	bebe Stores, Inc.	37,762
2,478	Big 5 Sporting Goods Corp.	42,522
105	Biglari Holdings, Inc.(b)	45,881
2,247	Blyth, Inc.(c)	21,077
2,845	Bob Evans Farms, Inc.	142,961
5,086	Bon-Ton Stores, Inc. (The)(c)	54,674
15,806	Boyd Gaming Corp.(b)	166,911
5,831	Brinker International, Inc.	281,987
5,685	Brown Shoe Co., Inc.	134,621
4,011	Brunswick Corp.	166,296
9,366	Callaway Golf Co.	76,520
41,855	Career Education Corp.(b)	227,691
1,484	Carmike Cinemas, Inc.(b)	40,231
2,629	Cato Corp. (The), Class A	73,507
1,634	CEC Entertainment, Inc.	88,171
3,075	Cheesecake Factory, Inc. (The)	136,960
2,504	Children’s Place Retail Stores, Inc. (The)(b)	131,886
3,373	Christopher & Banks Corp.(b)	24,083
3,323	Citi Trends, Inc.(b)	53,168
5,431	Clear Channel Outdoor Holdings, Inc., Class A(b)	51,323
911	Columbia Sportswear Co.	67,733
1,059	Conn’s, Inc.(b)	64,292
6,118	Cooper Tire & Rubber Co.	143,161
46,076	Corinthian Colleges, Inc.(b)(c)	67,732
1,525	Cracker Barrel Old Country Store, Inc.	150,990
1,102	CSS Industries, Inc.	29,534
561	Culp, Inc.	11,338
6,063	Cumulus Media, Inc., Class A(b)	40,561
6,415	Denny’s Corp.(b)	44,007
4,892	Destination XL Group, Inc.(b)	26,319
2,427	Dillard’s, Inc., Class A	211,877
1,111	Drew Industries, Inc.	53,428
4,220	E.W. Scripps Co. (The), Class A(b)	77,690
7,220	Education Management Corp.(b)(c)	50,035
2,860	Entercom Communications Corp., Class A(b)	26,970
5,799	Entravision Communications Corp., Class A	34,968
1,891	Ethan Allen Interiors, Inc.	47,729
5,651	Express, Inc.(b)	97,875
9,584	Federal-Mogul Corp.(b)	171,362
960	Fiesta Restaurant Group, Inc.(b)	41,251
4,607	Fifth & Pacific Cos., Inc.(b)	132,221
3,878	Finish Line, Inc. (The), Class A	99,471

604	Flexsteel Industries, Inc.	$18,621
5,255	Fred’s, Inc., Class A	91,857
1,852	Fuel Systems Solutions, Inc.(b)	22,761
5,829	Gray Television, Inc.(b)	66,334
3,201	Group 1 Automotive, Inc.	195,677
4,282	Harman International Industries, Inc.	442,887
8,862	Harte-Hanks, Inc.	60,705
1,397	Haverty Furniture Cos., Inc.	38,865
4,052	hhgregg, Inc.(b)(c)	33,470
911	Hooker Furniture Corp.	13,802
10,864	Hovnanian Enterprises, Inc., Class A(b)(c)	65,510
3,065	Hyatt Hotels Corp., Class A(b)	146,476
2,130	International Speedway Corp., Class A	71,504
1,663	Interval Leisure Group, Inc.	43,903
4,572	Isle of Capri Casinos, Inc.(b)	43,708
10,701	ITT Educational Services, Inc.(b)(c)	314,609
4,249	Jack in the Box, Inc.(b)	214,872
3,924	JAKKS Pacific, Inc.	22,602
516	Johnson Outdoors, Inc., Class A	12,265
15,969	Jones Group, Inc. (The)	235,543
4,538	Journal Communications, Inc., Class A(b)	36,168
6,520	KB Home(c)	126,097
1,785	Kirkland’s, Inc.(b)	33,612
3,888	Lamar Advertising Co., Class A(b)	189,190
3,110	La-Z-Boy, Inc.	83,721
1,801	Libbey, Inc.(b)	38,794
1,716	Lithia Motors, Inc., Class A	96,594
16,379	Live Nation Entertainment, Inc.(b)	348,381
1,054	Luby’s, Inc.(b)	6,883
914	M/I Homes, Inc.(b)	22,475
2,408	Marcus Corp.	31,448
2,503	MarineMax, Inc.(b)	36,919
2,682	Martha Stewart Living Omnimedia, Inc., Class A(b)	10,701
1,963	Matthews International Corp., Class A	83,467
15,675	McClatchy Co. (The), Class A(b)(c)	71,478
2,407	MDC Holdings, Inc.	74,352
4,925	Men’s Wearhouse, Inc. (The)	236,597
3,067	Meredith Corp.	140,407
1,545	Meritage Homes Corp.(b)	75,041
7,509	Modine Manufacturing Co.(b)	98,368
1,047	Monarch Casino & Resort, Inc.(b)	20,176
2,835	Morgans Hotel Group Co.(b)	22,000
626	Movado Group, Inc.	23,631
914	Multimedia Games Holding Co., Inc.(b)	29,029
1,403	NACCO Industries, Inc., Class A	82,833
1,248	Nautilus, Inc.(b)	10,633
3,531	New York & Co., Inc.(b)	15,995
17,532	New York Times Co. (The), Class A	247,902
921	Nexstar Broadcasting Group, Inc., Class A	44,254
5,257	Nutrisystem, Inc.	74,755
5,201	Orbitz Worldwide, Inc.(b)	37,447
717	Oxford Industries, Inc.	54,112
1,718	Papa John’s International, Inc.	82,687
5,615	Penske Automotive Group, Inc.	240,940
7,790	PEP Boys-Manny Moe & Jack (The)(b)	93,013
2,704	Perry Ellis International, Inc.(b)	42,372
6,344	Pinnacle Entertainment, Inc.(b)	138,616
1,976	Pool Corp.	107,060
15,096	Quiksilver, Inc.(b)	106,427
1,192	Red Robin Gourmet Burgers, Inc.(b)	76,801
13,759	Regal Entertainment Group, Class A	268,300
6,630	Regis Corp.	81,748
9,431	Ruby Tuesday, Inc.(b)	52,814
2,586	Ruth’s Hospitality Group, Inc.	33,851
1,883	Ryland Group, Inc. (The)	84,057

Schedule of Investments(a)

274	Saga Communications, Inc., Class A	$13,519
3,242	Scholastic Corp.	106,954
6,364	Scientific Games Corp., Class A(b)	89,605
1,048	Sears Hometown and Outlet Stores, Inc.(b)	21,998
260	Shiloh Industries, Inc.(b)	3,921
1,565	Shoe Carnival, Inc.	38,655
3,379	Sinclair Broadcast Group, Inc., Class A	106,168
3,974	Skechers U.S.A., Inc., Class A(b)	114,809
7,323	Sonic Automotive, Inc., Class A	164,255
4,684	Sonic Corp.(b)	83,328
4,994	Spartan Motors, Inc.	28,716
973	Speedway Motorsports, Inc.	18,643
2,907	Stage Stores, Inc.	56,977
1,341	Standard Motor Products, Inc.	43,864
2,426	Standard Pacific Corp.(b)	21,349
7,703	Starz, Class A(b)	215,530
3,708	Stein Mart, Inc.	45,905
4,595	Stoneridge, Inc.(b)	52,291
2,804	Superior Industries International, Inc.	51,061
1,068	Systemax, Inc.(b)	12,079
3,838	Thor Industries, Inc.	197,158
962	Tower International, Inc.(b)	21,385
3,121	Town Sports International Holdings, Inc.	34,050
8,927	TravelCenters of America LLC(b)	76,772
5,133	Tuesday Morning Corp.(b)	67,448
1,079	Unifi, Inc.(b)	25,022
2,228	Universal Technical Institute, Inc.	26,224
3,587	VOXX International Corp.(b)	47,815
1,416	West Marine, Inc.(b)	18,535
12,061	Wet Seal, Inc. (The), Class A(b)	28,826
547	Weyco Group, Inc.	14,452
4,598	Williams-Sonoma, Inc.	250,683
1,197	Winnebago Industries, Inc.(b)	28,680
4,902	World Wrestling Entertainment, Inc., Class A	118,579
18,984	Zale Corp.(b)	287,038

		12,922,743

	Consumer Staples - 3.0%
8,765	Alliance One International, Inc.(b)	22,526
40	Arden Group, Inc., Class A	5,048
9,949	Central Garden & Pet Co., Class A(b)	62,082
25,108	Chiquita Brands International, Inc.(b)	265,643
589	Coca-Cola Bottling Co. Consolidated	40,217
1,620	Elizabeth Arden, Inc.(b)	43,934
505	Farmer Brothers Co.(b)	10,923
4,561	Fresh Del Monte Produce, Inc.	120,684
1,993	Ingles Markets, Inc., Class A	54,170
1,006	John B. Sanfilippo & Son, Inc.	23,289
1,030	Lancaster Colony Corp.	89,528
1,276	National Beverage Corp.(b)	26,451
744	Nature’s Sunshine Products, Inc.	12,105
918	Nutraceutical International Corp.(b)	22,987
379	Oil-Dri Corp. of America	13,019
4,727	Pilgrim’s Pride Corp. (Brazil)(b)	79,083
3,774	Post Holdings, Inc.(b)	202,022
864	Revlon, Inc., Class A(b)	20,287
15,413	Roundy’s, Inc.	130,702
1,049	Seneca Foods Corp., Class A(b)	30,494
6,087	Spartan Stores, Inc.	137,505
801	Tootsie Roll Industries, Inc.	24,302
3,264	Universal Corp.	167,508
7,152	Vector Group Ltd.(b)(c)	127,735
642	Village Super Market, Inc., Class A	18,644
1,209	Weis Markets, Inc.	59,507

		1,810,395

	Energy - 5.1%
340	Adams Resources & Energy, Inc.	$22,617
2,566	Alon USA Energy, Inc. (Israel)	40,312
5,667	Basic Energy Services, Inc.(b)	97,076
7,355	Bill Barrett Corp.(b)	206,014
38,816	Cal Dive International, Inc.(b)(c)	63,658
4,922	Callon Petroleum Co.(b)	33,223
8,308	Cloud Peak Energy, Inc.(b)	155,609
6,187	Comstock Resources, Inc.	106,107
5,750	Crosstex Energy, Inc.	215,625
854	Dawson Geophysical Co.(b)	27,644
5,114	Endeavour International Corp.(b)(c)	33,701
1,712	EPL Oil & Gas, Inc.(b)	46,001
14,002	EXCO Resources, Inc.	71,830
34,520	Forest Oil Corp.(b)	105,286
1,118	Gulf Island Fabrication, Inc.	22,651
2,463	Gulfmark Offshore, Inc., Class A	104,825
3,258	Harvest Natural Resources, Inc.(b)(c)	14,303
14,018	Hercules Offshore, Inc.(b)	69,810
2,185	Hornbeck Offshore Services, Inc.(b)	93,321
7,354	ION Geophysical Corp.(b)	22,283
19,812	Key Energy Services, Inc.(b)	144,429
904	Natural Gas Services Group, Inc.(b)	26,126
7,369	Newpark Resources, Inc.(b)	83,712
19,653	Parker Drilling Co.(b)	146,218
20,332	Penn Virginia Corp.(b)	243,781
8,505	PetroQuest Energy, Inc.(b)	32,829
1,361	PHI, Inc.(b)	50,126
8,416	Pioneer Energy Services Corp.(b)	70,526
64,510	Quicksilver Resources, Inc.(b)(c)	200,626
827	REX American Resources Corp.(b)	33,874
6,076	Stone Energy Corp.(b)	188,052
8,375	Swift Energy Co.(b)(c)	103,682
3,046	Tesco Corp.(b)	64,332
10,423	TETRA Technologies, Inc.(b)	107,565
4,184	W&T Offshore, Inc.	59,915

		3,107,689

	Financials - 22.7%
1,090	1st Source Corp.	32,122
695	Agree Realty Corp. REIT	19,870
8,244	American Equity Investment Life Holding Co.	180,956
525	American National Bankshares, Inc.	12,206
1,427	Ameris Bancorp(b)	29,211
1,123	AMERISAFE, Inc.	46,459
533	Ames National Corp.	11,332
2,905	Arbor Realty Trust, Inc. REIT	19,957
870	Arlington Asset Investment Corp., Class A	22,837
1,020	Arrow Financial Corp.	25,429
1,748	Ashford Hospitality Prime, Inc. REIT(b)	28,842
9,098	Ashford Hospitality Trust, Inc. REIT	85,521
15,265	Astoria Financial Corp.	202,109
757	AV Homes, Inc.(b)	14,171
673	Baldwin & Lyons, Inc., Class B	16,798
508	BancFirst Corp.	27,447
9,678	BancorpSouth, Inc.	228,110
4,860	Bank Mutual Corp.	33,242
3,941	Bank of Hawaii Corp.	223,770
828	BankFinancial Corp.	7,527
1,154	Banner Corp.	42,502
16,441	BGC Partners, Inc., Class A	105,716
1,458	BOK Financial Corp.	93,691
5,116	Boston Private Financial Holdings, Inc.	62,876
6,662	Brookline Bancorp, Inc.	59,292
4,051	Calamos Asset Management, Inc., Class A	46,465
710	Camden National Corp.	25,098

Schedule of Investments(a)

989	Capital City Bank Group, Inc.(b)	$12,620
4,908	Cathay General Bancorp	115,338
7,218	Cedar Realty Trust, Inc. REIT	45,546
2,590	Central Pacific Financial Corp.	47,527
138	Century Bancorp, Inc., Class A	4,680
632	Charter Financial Corp.	6,794
2,011	Chemical Financial Corp.	58,078
741	Citizens & Northern Corp.	14,509
1,285	City Holding Co.	57,337
3,408	City National Corp.	246,569
2,673	CNA Financial Corp.	104,995
2,307	CoBiz Financial, Inc.	24,362
1,159	Community Trust Bancorp, Inc.	46,963
708	CommunityOne Bancorp(b)	8,142
7,014	Cousins Properties, Inc. REIT	75,401
8,509	Cowen Group, Inc., Class A(b)	34,717
2,499	Crawford & Co., Class B	20,217
7,110	CVB Financial Corp.	106,081
20,038	DCT Industrial Trust, Inc. REIT	144,274
16,457	DiamondRock Hospitality Co. REIT	190,572
2,750	Dime Community Bancshares, Inc.	44,935
763	Donegal Group, Inc., Class A	11,147
571	EMC Insurance Group, Inc.	15,691
2,451	Employers Holdings, Inc.	60,221
415	Enterprise Bancorp, Inc.	8,582
474	ESB Financial Corp.	6,096
12,488	F.N.B. Corp.	147,858
1,172	FBL Financial Group, Inc., Class A	45,274
864	FBR & Co.(b)	20,961
594	Federal Agricultural Mortgage Corp., Class C	18,200
11,249	FelCor Lodging Trust, Inc. REIT(b)	91,792
819	Fidelity Southern Corp.(b)	11,532
1,018	Financial Institutions, Inc.	21,256
1,867	First Bancorp	32,168
795	First Bancorp, Inc.	13,507
6,781	First Busey Corp.	37,296
480	First Citizens BancShares, Inc., Class A	106,195
10,411	First Commonwealth Financial Corp.	85,474
1,464	First Community Bancshares, Inc.	23,702
861	First Defiance Financial Corp.	22,145
947	First Financial Corp.	30,465
947	First Financial Northwest, Inc.	9,792
1,570	First Interstate BancSystem, Inc.	40,286
2,566	First Merchants Corp.	54,117
7,204	First Midwest Bancorp, Inc.	115,048
18,732	FirstMerit Corp.	381,196
1,774	Flagstar Bancorp, Inc.(b)	37,023
6,091	Forest City Enterprises, Inc., Class A(b)	110,795
1,722	Forestar Group, Inc.(b)	34,440
5,615	Franklin Street Properties Corp. REIT	67,324
3,477	FXCM, Inc., Class A	59,596
1,612	Gain Capital Holdings, Inc.	14,331
7,843	GFI Group, Inc.	29,803
5,401	Glacier Bancorp, Inc.	142,748
1,036	Gladstone Commercial Corp. REIT	19,321
11,079	Gramercy Property Trust, Inc. REIT(b)	64,480
961	Great Southern Bancorp, Inc.	26,572
1,089	Guaranty Bancorp	14,113
1,002	Hallmark Financial Services, Inc.(b)	8,828
1,750	Hanmi Financial Corp.	37,748
4,896	Healthcare Realty Trust, Inc. REIT	112,216
1,154	Heartland Financial USA, Inc.	29,069
1,096	Heritage Commerce Corp.	8,779
5,009	Highwoods Properties, Inc. REIT	186,034
1,931	Hilltop Holdings, Inc.(b)	45,938

344	HomeStreet, Inc.	$6,171
952	HomeTrust Bancshares, Inc.(b)	15,051
4,721	Horace Mann Educators Corp.	131,716
547	Horizon Bancorp	12,176
1,306	Hudson Valley Holding Corp.	23,482
273	Independence Holding Co.	3,503
1,284	Infinity Property & Casualty Corp.	90,650
7,379	Inland Real Estate Corp. REIT	77,775
12,565	Interactive Brokers Group, Inc., Class A	266,378
5,874	International Bancshares Corp.	137,510
6,975	Investment Technology Group, Inc.(b)	115,088
7,936	Investors Real Estate Trust REIT	68,964
19,122	iStar Financial, Inc. REIT(b)	294,861
10,871	Janus Capital Group, Inc.	119,472
384	Kansas City Life Insurance Co.	18,113
13,350	KCG Holdings, Inc., Class A(b)	147,651
5,936	Kite Realty Group Trust REIT	38,287
1,753	Lakeland Bancorp, Inc.	19,756
1,318	MainSource Financial Group, Inc.	21,497
4,150	MB Financial, Inc.	116,615
5,287	MBIA, Inc.(b)	57,840
453	Merchants Bancshares, Inc.	13,499
4,168	Mercury General Corp.	191,019
1,058	Metro Bancorp, Inc.(b)	21,022
20,365	MGIC Investment Corp.(b)	172,899
363	MidSouth Bancorp, Inc.	5,630
210	NASB Financial, Inc.	5,607
370	National Bankshares, Inc.	13,472
8,172	National Penn Bancshares, Inc.	84,825
168	National Western Life Insurance Co., Class A	36,649
1,207	Navigators Group, Inc. (The)(b)	71,973
3,468	NBT Bancorp, Inc.	83,371
2,406	Nelnet, Inc., Class A	89,624
6,844	New Residential Investment Corp. REIT	43,459
7,124	Newcastle Investment Corp. REIT	38,755
8,043	Northwest Bancshares, Inc.	113,085
1,431	OceanFirst Financial Corp.	25,415
7,943	Old National Bancorp	111,202
879	One Liberty Properties, Inc. REIT	18,336
3,685	OneBeacon Insurance Group Ltd., Class A	51,811
1,012	Oppenheimer Holdings, Inc., Class A	23,762
1,341	Pacific Continental Corp.	18,908
2,033	PacWest Bancorp	81,544
1,147	Park National Corp.(c)	89,810
1,511	Parkway Properties, Inc. REIT	26,805
277	Penns Woods Bancorp, Inc.	12,520
5,375	Pennsylvania Real Estate Investment Trust REIT	100,244
919	Peoples Bancorp, Inc.	20,723
1,470	Phoenix Cos., Inc. (The)(b)	69,237
1,271	PICO Holdings, Inc.(b)	29,957
1,421	Piper Jaffray Cos.(b)	55,817
2,623	Potlatch Corp. REIT	104,920
721	Preferred Bank(b)	15,523
5,759	Primerica, Inc.	242,627
633	Provident Financial Holdings, Inc.	9,527
4,928	Provident Financial Services, Inc.	85,353
8,137	Radian Group, Inc.	121,079
14,700	RAIT Financial Trust REIT	124,068
3,333	Ramco-Gershenson Properties Trust REIT	53,228
7,746	Redwood Trust, Inc. REIT	144,850
1,814	Renasant Corp.	52,225
1,031	Republic Bancorp, Inc., Class A	23,806
768	Resource America, Inc., Class A	6,743

Schedule of Investments(a)

6,784	Retail Properties of America, Inc., Class A REIT	$89,481
3,930	RLI Corp.	163,724
638	Rouse Properties, Inc. REIT	11,127
2,930	S&T Bancorp, Inc.	68,533
1,030	S.Y. Bancorp, Inc.	30,478
2,864	Sabra Health Care REIT, Inc.	82,856
1,367	Safety Insurance Group, Inc.	73,927
1,624	Sandy Spring Bancorp, Inc.	40,551
1,101	Seacoast Banking Corp. of Florida(b)	12,276
5,791	Selective Insurance Group, Inc.	136,204
819	Sierra Bancorp	12,981
1,436	Simmons First National Corp., Class A	49,585
1,669	Southwest Bancorp, Inc.	29,124
1,358	State Auto Financial Corp.	26,046
2,520	State Bank Financial Corp.	43,168
9,754	Sterling Bancorp	122,900
2,116	Sterling Financial Corp.	66,654
2,324	Stewart Information Services Corp.	75,553
6,216	Strategic Hotels & Resorts, Inc. REIT(b)	57,871
1,085	Suffolk Bancorp(b)	20,919
9,762	Sunstone Hotel Investors, Inc. REIT	125,246
14,589	Susquehanna Bancshares, Inc.	157,999
5,439	SWS Group, Inc.(b)	41,772
13,521	Symetra Financial Corp.	258,927
726	Taylor Capital Group, Inc.(b)	16,212
723	Tompkins Financial Corp.	33,909
2,012	TowneBank	30,260
1,281	TriCo Bancshares	31,718
10,787	TrustCo Bank Corp. NY	70,439
5,341	Trustmark Corp.	126,902
1,191	UMH Properties, Inc. REIT	11,255
10,399	Umpqua Holdings Corp.	182,606
3,427	Union First Market Bankshares Corp.	79,061
5,158	United Bankshares, Inc.(c)	154,173
2,959	United Community Banks, Inc.(b)	49,356
1,784	United Fire Group, Inc.	44,778
4,559	Universal Insurance Holdings, Inc.	50,833
1,553	Univest Corp. of Pennsylvania	29,165
1,436	Urstadt Biddle Properties, Inc., Class A REIT	26,939
10,139	Washington Federal, Inc.	221,841
1,033	Washington Trust Bancorp, Inc.	34,027
6,911	Webster Financial Corp.	209,680
2,622	WesBanco, Inc.	74,884
943	West Bancorporation, Inc.	13,947
1,990	Westamerica Bancorp.	98,226
3,090	Westfield Financial, Inc.	23,051
3,742	Wilshire Bancorp, Inc.	37,270
2,395	Winthrop Realty Trust REIT	27,495
2,855	Wintrust Financial Corp.	125,135
571	WSFS Financial Corp.	40,998

		13,701,919

	Health Care - 4.0%
7,467	Affymetrix, Inc.(b)	70,115
1,649	Albany Molecular Research, Inc.(b)	17,644
8,848	Amedisys, Inc.(b)	133,516
3,279	AMN Healthcare Services, Inc.(b)	49,546
3,277	AmSurg Corp.(b)	136,815
7,635	Cambrex Corp.(b)	143,309
2,868	Charles River Laboratories International, Inc.(b)	162,128
2,300	CONMED Corp.	96,485
4,960	Cross Country Healthcare, Inc.(b)	53,568
524	Cutera, Inc.(b)	4,978
2,916	Enzon Pharmaceuticals, Inc.	2,624
7,907	Five Star Quality Care, Inc.(b)	42,935

6,405	Gentiva Health Services, Inc.(b)	$72,761
5,211	Geron Corp.(b)	26,159
4,655	Healthways, Inc.(b)	71,268
4,555	Hill-Rom Holdings, Inc.	165,210
5,508	Invacare Corp.	111,151
3,264	Magellan Health Services, Inc.(b)	195,285
611	National Healthcare Corp.	31,772
5,291	PerkinElmer, Inc.	230,688
6,585	PharMerica Corp.(b)	160,279
2,083	Prestige Brands Holdings, Inc.(b)	63,032
2,149	Providence Service Corp. (The)(b)	56,712
4,281	Skilled Healthcare Group, Inc., Class A(b)	19,564
3,714	STERIS Corp.	170,435
608	SurModics, Inc.(b)	14,823
3,390	Symmetry Medical, Inc.(b)	32,951
7,775	Universal American Corp.	54,814

		2,390,567

	Industrials - 20.6%
6,362	ABM Industries, Inc.	169,611
9,974	ACCO Brands Corp.(b)	57,949
9,639	Accuride Corp.(b)	36,725
1,868	Aceto Corp.	39,826
1,866	Acuity Brands, Inc.	237,057
5,473	Air Transport Services Group, Inc.(b)	34,425
12,517	Aircastle Ltd.	236,446
497	Alamo Group, Inc.	24,959
2,190	Albany International Corp., Class A	75,708
364	AMERCO	81,074
338	American Railcar Industries, Inc.(c)	16,535
495	American Woodmark Corp.(b)	17,379
807	Ampco-Pittsburgh Corp.	14,373
1,728	Apogee Enterprises, Inc.	58,406
6,466	Arkansas Best Corp.	221,719
3,392	Armstrong World Industries, Inc.(b)	188,867
1,635	Astec Industries, Inc.	60,822
3,088	Atlas Air Worldwide Holdings, Inc.(b)	109,099
3,460	Barnes Group, Inc.	129,542
3,432	BlueLinx Holdings, Inc.(b)	5,457
3,924	Brady Corp., Class A	107,361
5,516	Briggs & Stratton Corp.	116,222
5,968	Brink’s Co. (The)	188,828
2,749	Builders FirstSource, Inc.(b)	22,129
8,601	Casella Waste Systems, Inc., Class A(b)	44,123
6,284	CBIZ, Inc.(b)	54,042
1,774	CDI Corp.	30,371
1,685	Celadon Group, Inc.	35,014
29,527	Cenveo, Inc.(b)(c)	98,030
1,049	CIRCOR International, Inc.	75,549
1,026	Coleman Cable, Inc.	26,922
1,752	Columbus McKinnon Corp.(b)	43,309
4,322	Comfort Systems USA, Inc.	73,647
2,844	Commercial Vehicle Group, Inc.(b)	22,752
1,261	Corporate Executive Board Co. (The)	92,179
9,258	Covanta Holding Corp.	166,644
1,320	CRA International, Inc.(b)	24,895
2,959	Crane Co.	186,890
3,892	Curtiss-Wright Corp.	239,047
3,848	Deluxe Corp.	186,820
2,080	DigitalGlobe, Inc.(b)	79,414
1,577	Ducommun, Inc.(b)	44,945
3,451	Dycom Industries, Inc.(b)	96,041
1,476	Encore Wire Corp.	75,409
3,301	Ennis, Inc.	47,765
1,494	EnPro Industries, Inc.(b)	108,375
5,705	Federal Signal Corp.(b)	70,286
638	Franklin Covey Co.(b)	12,192

Schedule of Investments(a)

1,147	FreightCar America, Inc.	$26,358
4,448	FTI Consulting, Inc.(b)	164,887
1,486	G&K Services, Inc., Class A	83,053
2,876	Gibraltar Industries, Inc.(b)	51,365
2,093	Global Power Equipment Group, Inc.	37,276
19,694	GrafTech International Ltd.(b)	201,864
4,012	Granite Construction, Inc.	133,559
2,451	Greenbrier Cos., Inc.(b)	89,927
5,978	Griffon Corp.	75,084
2,994	H&E Equipment Services, Inc.	90,658
12,573	Hawaiian Holdings, Inc.(b)(c)	127,742
4,638	Heartland Express, Inc.	97,676
2,498	Heidrick & Struggles International, Inc.	41,667
3,377	Herman Miller, Inc.	94,657
3,950	HNI Corp.	135,525
1,722	Houston Wire & Cable Co.	22,782
1,976	Hudson Global, Inc.(b)	7,845
540	Hurco Cos., Inc.	13,997
2,353	Insperity, Inc.	77,696
1,219	Insteel Industries, Inc.	22,710
1,134	Intersections, Inc.	8,392
2,206	John Bean Technologies Corp.	68,099
1,047	Kadant, Inc.	37,598
7,025	Kelly Services, Inc., Class A	168,460
5,056	Kennametal, Inc.	219,127
2,862	Kforce, Inc.	51,888
5,682	Kimball International, Inc., Class B	84,491
4,296	Knight Transportation, Inc.	91,720
3,403	Knoll, Inc.	56,490
3,958	Korn/Ferry International(b)	92,855
3,389	Layne Christensen Co.(b)	57,477
2,598	Lennox International, Inc.	224,883
1,968	LSI Industries, Inc.	16,610
1,324	Lydall, Inc.(b)	23,395
9,696	Manitowoc Co., Inc. (The)	275,851
6,617	Matson, Inc.	158,345
1,909	McGrath RentCorp	69,908
34,600	Meritor, Inc.(b)	379,908
1,083	Miller Industries, Inc.	19,862
1,773	Mine Safety Appliances Co.	89,324
2,436	Mobile Mini, Inc.(b)	94,200
3,685	Moog, Inc., Class A(b)	221,321
4,565	MRC Global, Inc.(b)	127,455
2,336	Mueller Industries, Inc.	145,393
14,547	Mueller Water Products, Inc., Class A	126,268
1,713	MYR Group, Inc.(b)	42,945
782	National Presto Industries, Inc.(b)	59,502
5,472	Navigant Consulting, Inc.(b)	96,143
3,298	NCI Building Systems, Inc.(b)	60,815
504	NL Industries, Inc.	5,564
1,988	NN, Inc.	35,168
902	Nortek, Inc.(b)	67,839
1,242	Northwest Pipe Co.(b)	43,569
6,017	Orbital Sciences Corp.(b)	147,116
2,783	Orion Marine Group, Inc.(b)	31,170
1,258	Park-Ohio Holdings Corp.(b)	60,132
444	Patriot Transportation Holding, Inc.(b)	16,197
1,732	Pike Corp.(b)	18,255
575	Powell Industries, Inc.(b)	35,311
1,029	PowerSecure International, Inc.(b)	19,860
3,609	Quad/Graphics, Inc.	82,754
3,968	Quality Distribution, Inc.(b)	54,560
3,019	Quanex Building Products Corp.	57,210
14,016	Republic Airways Holdings, Inc.(b)	137,497
4,048	Resources Connection, Inc.	54,567
1,774	Rexnord Corp.(b)	46,089

3,807	Rush Enterprises, Inc., Class A(b)	$105,225
2,484	Saia, Inc.(b)	83,611
1,152	Schawk, Inc.	13,916
2,319	Simpson Manufacturing Co., Inc.	75,599
13,224	SkyWest, Inc.	172,044
15,817	Southwest Airlines Co.	331,366
1,099	SP Plus Corp.(b)	27,761
587	Sparton Corp.(b)	16,360
727	Standex International Corp.	41,352
8,992	Steelcase, Inc., Class A	132,812
1,748	Sterling Construction Co., Inc.(b)	18,913
2,319	Toro Co. (The)	146,932
310	Trex Co., Inc.(b)	21,802
1,957	Trimas Corp.(b)	68,104
3,271	TrueBlue, Inc.(b)	80,238
11,902	Tutor Perini Corp.(b)	268,985
754	Twin Disc, Inc.	17,772
4,799	United Stationers, Inc.	198,823
1,945	Universal Forest Products, Inc.	102,210
4,573	USG Corp.(b)	139,934
11,147	UTi Worldwide, Inc.	174,562
1,770	Viad Corp.	46,533
2,296	Vicor Corp.(b)	23,718
2,954	Wabash National Corp.(b)	40,499
1,732	Watts Water Technologies, Inc., Class A	97,027
5,953	Werner Enterprises, Inc.	155,135

		12,464,324

	Information Technology - 11.5%
5,050	Acxiom Corp.(b)	181,598
1,932	Advanced Energy Industries, Inc.(b)	52,744
1,615	Aeroflex Holding Corp.(b)	11,127
1,280	Agilysys, Inc.(b)	16,768
1,792	American Software, Inc., Class A	18,063
24,265	Amkor Technology, Inc.(b)	128,604
7,578	ANADIGICS, Inc.(b)	14,929
902	Anaren, Inc.(b)	25,211
1,977	Applied Micro Circuits Corp.(b)	19,968
6,316	ARRIS Group, Inc.(b)	163,584
1,869	ATMI, Inc.(b)	51,734
8,151	Aviat Networks, Inc.(b)	15,487
5,800	Avid Technology, Inc.(b)	40,252
4,485	AVX Corp. (Japan)	57,946
1,108	Bel Fuse, Inc., Class B	21,240
2,136	Belden, Inc.	138,221
9,030	Benchmark Electronics, Inc.(b)	205,252
2,328	Black Box Corp.	63,810
8,142	Broadridge Financial Solutions, Inc.	295,473
3,823	CACI International, Inc., Class A(b)	282,978
5,710	Cadence Design Systems, Inc.(b)	80,625
5,221	Checkpoint Systems, Inc.(b)	69,648
7,953	CIBER, Inc.(b)	30,858
2,292	Cohu, Inc.	23,745
10,489	Compuware Corp.	106,358
11,431	Convergys Corp.	232,849
2,809	CSG Systems International, Inc.	84,158
3,494	CTS Corp.	65,303
2,655	Cypress Semiconductor Corp. (b)	26,656
2,983	Daktronics, Inc.	43,582
2,406	Digi International, Inc.(b)	24,782
3,492	Digital River, Inc.(b)	61,389
19,855	EarthLink Holdings Corp.	86,171
1,635	Electro Rent Corp.	27,501
2,293	Electro Scientific Industries, Inc.	24,856
2,180	Electronics for Imaging, Inc.(b)	92,367
1,710	EMCORE Corp.(b)(c)	8,328
8,646	Emulex Corp.(b)	63,635

Schedule of Investments(a)

6,246	Entegris, Inc.(b)	$65,708
458	ePlus, Inc.	24,705
4,786	Extreme Networks, Inc.(b)	35,034
1,389	Fair Isaac Corp.	75,506
11,881	Fairchild Semiconductor International, Inc.(b)	151,602
5,127	FormFactor, Inc.(b)	33,018
4,025	Freescale Semiconductor Ltd.(b)	72,973
5,378	Global Cash Access Holdings, Inc.(b)	45,605
2,449	GSI Group, Inc.(b)	26,425
9,492	Integrated Device Technology, Inc.(b)	91,598
5,745	International Rectifier Corp.(b)	149,427
17,200	Intersil Corp., Class A	195,048
1,827	IXYS Corp.	23,185
7,951	Kemet Corp.(b)	43,890
4,701	Lionbridge Technologies, Inc.(b)	25,855
26,094	LSI Corp.(b)	287,817
3,311	Mercury Systems, Inc.(b)	35,428
2,672	Methode Electronics, Inc.	89,940
561	MoneyGram International, Inc.(b)	10,378
24,088	Monster Worldwide, Inc.(b)	147,419
1,527	Multi-Fineline Electronix, Inc. (Singapore)(b)	21,073
2,551	Newport Corp.(b)	46,275
1,578	Park Electrochemical Corp.	47,608
2,676	Pericom Semiconductor Corp.(b)	22,157
9,639	Photronics, Inc.(b)	80,004
4,705	Plexus Corp.(b)	183,965
1,336	PLX Technology, Inc.(b)	8,083
2,031	PRGX Global, Inc.(b)	13,526
8,038	QLogic Corp.(b)	93,000
30,877	Quantum Corp.(b)	38,596
2,476	RealNetworks, Inc.(b)	18,025
17,864	RF Micro Devices, Inc.(b)	95,215
1,209	Richardson Electronics Ltd.	13,940
1,934	Rofin-Sinar Technologies, Inc.(b)	44,675
781	Rogers Corp.(b)	47,407
1,520	Rudolph Technologies, Inc.(b)	16,705
3,930	ScanSource, Inc.(b)	147,532
4,876	Sigma Designs, Inc.(b)	22,868
4,323	Silicon Image, Inc.(b)	24,166
12,535	Sonus Networks, Inc.(b)	37,605
6,154	Spansion, Inc., Class A(b)	92,310
32,320	SunEdison, Inc.(b)	449,571
3,993	SunPower Corp. (France)(b)(c)	129,213
549	Supertex, Inc.(b)	14,658
4,870	Take-Two Interactive Software, Inc.(b)	93,407
1,934	TeleTech Holdings, Inc.(b)	42,200
9,426	Teradyne, Inc.(b)	177,303
3,791	Tessera Technologies, Inc.	75,251
2,461	Ultra Clean Holdings, Inc.(b)	28,129
2,481	United Online, Inc.	30,045
11,738	Unwired Planet, Inc.(b)	19,602
2,373	ValueClick, Inc.(b)	51,019
311	Viasystems Group, Inc.(b)	4,062
1,033	Vishay Precision Group, Inc.(b)	14,710
1,390	XO Group, Inc.(b)	16,861
2,285	Zebra Technologies Corp., Class A(b)	125,584
712	Zygo Corp.(b)	9,989

		6,984,700

	Materials - 5.3%
2,998	A. Schulman, Inc.	101,842
2,622	A.M. Castle & Co.(b)	35,974
387	AEP Industries, Inc.(b)	17,043
1,887	AMCOL International Corp.	64,290
528	American Pacific Corp.(b)	24,515
2,682	Carpenter Technology Corp.	155,851
9,717	Century Aluminum Co.(b)	113,397

8,472	Chemtura Corp.(b)	$212,478
15,957	Ferro Corp.(b)	200,739
3,180	Greif, Inc., Class A	161,003
2,406	H.B. Fuller Co.	112,071
5,196	Headwaters, Inc.(b)	57,780
4,169	Horsehead Holding Corp.(b)	63,869
4,235	Louisiana-Pacific Corp.(b)	74,240
2,492	Materion Corp.	66,212
1,978	Minerals Technologies, Inc.	102,223
2,998	Myers Industries, Inc.	57,412
1,394	Neenah Paper, Inc.	60,555
9,368	Noranda Aluminum Holding Corp.	30,540
7,670	Olin Corp.	197,196
1,682	Olympic Steel, Inc.	46,575
5,547	OM Group, Inc.(b)	179,390
4,885	P.H. Glatfelter Co.	151,386
2,154	RTI International Metals, Inc.(b)	67,032
4,514	Schnitzer Steel Industries, Inc., Class A	119,260
3,789	Sensient Technologies Corp.	185,358
6,388	SunCoke Energy, Inc.(b)	141,686
735	Texas Industries, Inc.(b)	55,287
1,614	Tredegar Corp.	40,011
573	Universal Stainless & Alloy Products, Inc.(b)	18,187
2,025	US Concrete, Inc.(b)	45,887
5,120	Wausau Paper Corp.	69,939
3,892	Worthington Industries, Inc.	157,782

		3,187,010

	Telecommunication Services - 1.9%
4,077	Cbeyond, Inc.(b)	29,599
44,375	Cincinnati Bell, Inc.(b)	153,537
4,520	Consolidated Communications Holdings, Inc.	88,502
6,152	Fairpoint Communications, Inc.(b)(c)	78,807
4,541	General Communication, Inc., Class A(b)	44,184
721	Hawaiian Telcom Holdco, Inc.(b)	19,568
24,225	Leap Wireless International, Inc.(b)	425,149
4,657	NTELOS Holdings Corp.	76,421
4,019	Premiere Global Services, Inc.(b)	43,807
2,267	United States Cellular Corp.	100,405
5,553	USA Mobility, Inc.	79,186

		1,139,165

	Utilities - 4.3%
3,175	ALLETE, Inc.	158,687
6,727	Avista Corp.	193,940
3,846	Black Hills Corp.	210,876
3,284	California Water Service Group	76,485
5,037	Empire District Electric Co. (The)	115,599
4,092	IDACORP, Inc.	215,771
2,908	Laclede Group, Inc. (The)	133,448
1,642	MGE Energy, Inc.	93,496
1,222	Middlesex Water Co.	24,318
4,110	New Jersey Resources Corp.	187,416
2,916	Northwest Natural Gas Co.	121,189
3,878	NorthWestern Corp.	175,324
3,304	Otter Tail Corp.	91,983
6,275	Piedmont Natural Gas Co., Inc.	207,201
1,217	SJW Corp.	34,818
1,994	South Jersey Industries, Inc.	106,360
4,327	Southwest Gas Corp.	232,490
1,235	Unitil Corp.	37,593
3,517	UNS Energy Corp.	210,598

		2,627,592

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $47,478,612)-99.8%	60,336,104

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.9%
1,177,025	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,177,025)	$1,177,025

	Total Investments (Cost $48,655,637)(f)-101.7%	61,513,129
	Other assets less liabilities-(1.7)%	(1,045,612)

	Net Assets-100.0%	$60,467,517

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $48,964,642. The net unrealized appreciation was $12,548,487 which consisted of aggregate gross unrealized appreciation of $14,666,664 and aggregate gross unrealized depreciation of $2,118,177.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 14.1%
9,621	Bassett Furniture Industries, Inc.	$135,656
27,637	bebe Stores, Inc.	137,356
290	Biglari Holdings, Inc.(b)	126,718
11,031	Black Diamond, Inc.(b)	117,480
19,473	Build-A-Bear Workshop, Inc.(b)	169,999
25,793	Career Education Corp.(b)	140,314
5,280	Carmike Cinemas, Inc.(b)	143,141
7,529	Carriage Services, Inc.	161,121
28,220	Century Casinos, Inc.(b)	186,252
18,541	China Automotive Systems, Inc. (China)(b)	142,024
8,649	Citi Trends, Inc.(b)	138,384
1,937	Core-Mark Holding Co., Inc.	146,534
82,599	Corinthian Colleges, Inc.(b)	121,421
5,126	CSS Industries, Inc.	137,377
22,379	Destination XL Group, Inc.(b)	120,399
11,532	Digital Generation, Inc.(b)	155,682
11,138	Dixie Group, Inc. (The)(b)	153,927
6,770	E.W. Scripps Co. (The), Class A(b)	124,636
13,989	Entercom Communications Corp., Class A(b)	131,916
7,938	Fred’s, Inc., Class A	138,756
10,599	Fuel Systems Solutions, Inc.(b)	130,262
22,209	Gaiam, Inc., Class A(b)	150,799
9,880	Gray Television, Inc.(b)	112,434
18,802	Harte-Hanks, Inc.	128,794
4,697	Haverty Furniture Cos., Inc.	130,671
10,524	hhgregg, Inc.(b)	86,928
47,891	Iao Kun Group Holdings Co. Ltd. (Hong Kong)	138,884
15,793	Journal Communications, Inc., Class A(b)	125,870
12,470	Kandi Technologies Group, Inc.(b)	149,141
6,212	Kirkland’s, Inc.(b)	116,972
37,222	Lakes Entertainment, Inc.(b)	170,477
9,348	Lifetime Brands, Inc.	144,146
29,524	Lincoln Educational Services Corp.	129,020
9,144	MarineMax, Inc.(b)	134,874
11,469	Modine Manufacturing Co.(b)	150,244
7,323	Monarch Casino & Resort, Inc.(b)	141,114
7,618	Motorcar Parts of America, Inc.(b)	153,350
17,440	Nautilus, Inc.(b)	148,589
12,111	PEP Boys-Manny Moe & Jack (The)(b)	144,605
38,793	Radio One, Inc., Class D(b)	213,362
56,549	RadioShack Corp.(b)(c)	135,718
6,305	Remy International, Inc.	126,163
12,696	Rick’s Cabaret International, Inc.(b)	143,338
21,216	Ruby Tuesday, Inc.(b)	118,810
16,899	Salem Communications Corp., Class A	145,331
36,942	SORL Auto Parts, Inc.(b)	152,570
3,995	Standard Motor Products, Inc.	130,676
11,532	Stoneridge, Inc.(b)	131,234
3,291	Strattec Security Corp.	180,182
6,870	Tower International, Inc.(b)	152,720
15,096	TravelCenters of America LLC(b)	129,826
9,213	Tuesday Morning Corp.(b)	121,059

5,397	Unifi, Inc.(b)	$125,156
3,858	Universal Electronics, Inc.(b)	137,885
21,033	ValueVision Media, Inc., Class A(b)	129,774
8,804	VOXX International Corp.(b)	117,357
5,357	Winnebago Industries, Inc.(b)	128,354
9,323	Zale Corp.(b)	140,964

		8,076,746

	Consumer Staples - 2.4%
9,328	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	177,418
12,567	Chiquita Brands International, Inc.(b)	132,959
17,930	G Willi-Food International Ltd. (Israel)(b)	145,592
5,424	Ingles Markets, Inc., Class A	147,424
28,329	Mgp Ingredients, Inc.	156,093
11,963	Omega Protein Corp.(b)	121,185
8,762	Pantry, Inc. (The)(b)	128,013
14,911	Roundy’s, Inc.(b)	126,445
6,054	Spartan Stores, Inc.	136,760
14,688	SunOpta, Inc.(b)	137,333

		1,409,222

	Energy - 9.6%
33,877	Advantage Oil & Gas Ltd. (Canada)(b)	137,879
73,147	Cal Dive International, Inc.(b)(c)	119,961
22,516	Callon Petroleum Co.(b)	151,983
14,043	Capital Product Partners LP (Greece)(c)	147,732
8,039	Comstock Resources, Inc.	137,869
4,347	Dawson Geophysical Co.(b)	140,712
21,495	DHT Holdings, Inc.	176,474
19,194	Emerald Oil, Inc.(b)	147,218
27,532	Equal Energy Ltd. (Canada)	145,369
44,961	Forbes Energy Services Ltd.(b)	145,674
21,245	Gastar Exploration Ltd.(b)	126,620
8,638	Goodrich Petroleum Corp.(b)	148,746
7,582	Green Plains Renewable Energy, Inc.	168,927
15,999	Knightsbridge Tankers Ltd. (Bermuda)	150,711
102,572	L&L Energy, Inc.(b)(c)	137,857
6,009	Matrix Service Co.(b)	157,917
22,209	Midstates Petroleum Co., Inc.(b)(c)	103,716
20,884	Miller Energy Resources, Inc.(b)(c)	164,775
5,332	Natural Gas Services Group, Inc.(b)	154,095
33,414	Navios Maritime Acquisition Corp.	143,346
15,158	Nordic American Tankers Ltd.	165,829
25,305	North American Energy Partners, Inc. (Canada)(b)	152,842
18,084	Parker Drilling Co.(b)	134,545
15,592	Penn Virginia Corp. (b)	186,948
18,355	Pioneer Energy Services Corp.(b)	153,815
12,829	Renewable Energy Group, Inc.(b)	128,418
16,283	Resolute Energy Corp.(b)	130,101
3,288	REX American Resources Corp.(b)	134,676
14,428	StealthGas, Inc.(b)	138,509
10,892	Swift Energy Co.(b)(c)	134,843
15,878	Synergy Resources Corp.(b)	137,186
37,410	Teekay Tankers Ltd., Class A	127,194
7,433	Tesco Corp.(b)	156,985
17,670	Triangle Petroleum Corp.(b)	134,469
24,463	Tsakos Energy Navigation Ltd.	166,348
39,103	US Energy Corp. Wyoming(b)	131,777
46,824	Warren Resources, Inc.(b)	157,797
15,608	Willbros Group, Inc.(b)	130,327

		5,510,190

	Financials - 29.1%
19,578	1st United Bancorp, Inc.	142,136
6,964	Ameris Bancorp(b)	142,553
3,481	AMERISAFE, Inc.	144,009

Schedule of Investments(a)

9,047	Apollo Commercial Real Estate Finance, Inc. REIT	$152,171
22,075	Arbor Realty Trust, Inc. REIT	151,655
5,572	Arlington Asset Investment Corp., Class A	146,265
17,757	Ashford Hospitality Trust, Inc. REIT	166,916
8,092	AV Homes, Inc.(b)	151,482
10,965	Banc of California, Inc.	139,255
5,247	Banco Latinoamericano de Comercio Exterior SA, Class E (Supranational)	133,274
8,209	Bancorp, Inc. (The)(b)	156,381
20,974	Bank Mutual Corp.	143,462
3,281	Banner Corp.	120,839
5,391	Berkshire Hills Bancorp, Inc.	131,864
8,579	BNC Bancorp	145,586
1,875	BofI Holding, Inc.(b)	155,156
15,362	Brookline Bancorp, Inc.	136,722
12,417	Calamos Asset Management, Inc., Class A	142,423
6,462	Capital Bank Financial Corp., Class A(b)	148,949
4,216	Capital Southwest Corp.	144,061
13,651	Charter Financial Corp.	146,748
63,372	China Housing & Land Development, Inc.(b)(c)	141,953
3,257	Community Trust Bancorp, Inc.	131,974
4,567	Coresite Realty Corp. REIT	140,116
37,602	Cowen Group, Inc., Class A(b)	153,416
7,187	Customers Bancorp, Inc.(b)	145,752
9,388	Doral Financial Corp. (Puerto Rico)(b)	117,256
4,801	Eagle Bancorp, Inc.(b)	159,633
6,486	Ellington Financial LLC	153,524
4,802	EMC Insurance Group, Inc.	131,959
4,645	Employers Holdings, Inc.	114,128
6,761	Farmers Capital Bank Corp.(b)	139,006
5,574	FBR & Co.(b)	135,225
10,050	Federated National Holding Co.(b)	132,961
8,886	Fidelity Southern Corp.(b)	125,115
8,846	First Bancorp	152,417
3,908	First Business Financial Services, Inc.	161,205
16,669	First Commonwealth Financial Corp.	136,852
5,662	First Defiance Financial Corp.	145,627
14,179	First Financial Northwest, Inc.	146,611
6,459	First Merchants Corp.	136,220
6,346	Firsthand Technology Value Fund, Inc.(b)	152,050
7,102	Flushing Financial Corp.	145,875
6,913	Forestar Group, Inc.(b)	138,260
8,242	FXCM, Inc., Class A	141,268
19,578	Gain Capital Holdings, Inc.	174,048
37,602	GFI Group, Inc.	142,888
7,694	Golub Capital BDC, Inc.	140,800
25,569	Gramercy Property Trust, Inc. REIT(b)	148,812
12,161	GSV Capital Corp.(b)	162,349
6,717	Hanmi Financial Corp.	144,886
2,748	HCI Group, Inc.	116,872
8,965	Hercules Technology Growth Capital, Inc.	142,185
12,908	Hopfed Bancorp, Inc.	147,409
7,892	ICG Group, Inc.(b)	149,869
22,481	Imperial Holdings, Inc.(b)	138,933
10,899	Independence Holding Co.(b)	139,834
12,252	Independent Bank Corp.(b)	162,339
3,752	Independent Bank Corp.	135,672
2,049	Infinity Property & Casualty Corp.	144,659
19,578	Intervest Bancshares Corp., Class A(b)	146,443
7,151	Investment Technology Group, Inc.(b)	117,991
19,869	JMP Group, Inc.	147,825
3,080	Kansas City Life Insurance Co.	145,284
22,379	Kite Realty Group Trust REIT	144,345
11,886	Lakeland Bancorp, Inc.	133,955

3,770	Lakeland Financial Corp.	$138,095
29,405	Macatawa Bank Corp.(b)	155,847
13,451	Maiden Holdings Ltd.	147,692
8,154	MainSource Financial Group, Inc.	132,992
33,414	MCG Capital Corp.	149,361
21,125	Meadowbrook Insurance Group, Inc.	128,018
6,812	Mercantile Bank Corp.	136,308
3,645	Meta Financial Group, Inc.	147,440
6,827	Metro Bancorp, Inc.(b)	135,652
657	National Western Life Insurance Co., Class A	143,325
2,327	Navigators Group, Inc. (The)(b)	138,759
21,033	New York Mortgage Trust, Inc. REIT	150,176
19,603	Newbridge Bancorp(b)	137,025
11,138	Northfield Bancorp, Inc.	138,445
8,479	OFG Bancorp	123,624
5,934	Oppenheimer Holdings, Inc., Class A	139,330
8,991	Orrstown Financial Services, Inc.(b)	145,025
9,340	Pacific Premier Bancorp, Inc.(b)	148,226
12,674	PennantPark Investment Corp.	143,470
2,394	Phoenix Cos., Inc. (The)(b)	112,757
6,362	PICO Holdings, Inc.(b)	149,952
3,717	Piper Jaffray Cos.(b)	146,004
17,096	PMC Commercial Trust REIT	159,677
16,391	RAIT Financial Trust REIT	138,340
4,333	Regional Management Corp.(b)	143,986
4,674	Renasant Corp.	134,564
49,338	Republic First Bancorp, Inc.(b)	157,388
15,707	Resource America, Inc., Class A	137,907
24,793	Resource Capital Corp. REIT	146,031
5,809	S&T Bancorp, Inc.	135,873
2,611	Safety Insurance Group, Inc.	141,203
9,139	Sierra Bancorp	144,853
9,235	Southwest Bancorp, Inc.	161,151
10,996	Sterling Bancorp	138,550
4,556	Stewart Information Services Corp.	148,116
7,069	Suffolk Bancorp(b)	136,290
16,335	Summit Hotel Properties, Inc. REIT	145,545
24,181	SWS Group, Inc.(b)	185,710
8,762	TCP Capital Corp.	151,758
8,307	Terreno Realty Corp. REIT	143,462
8,915	THL Credit, Inc.	141,035
5,927	Union First Market Bankshares Corp.	136,736
8,282	United Community Banks, Inc.(b)	138,144
5,129	United Fire Group, Inc.	128,738
10,154	Universal Insurance Holdings, Inc.	113,217
14,534	Waterstone Financial, Inc.(b)	153,479
4,595	WesBanco, Inc.	131,233
13,451	Wilshire Bancorp, Inc.	133,972
13,305	Winthrop Realty Trust REIT	152,741
1,896	WSFS Financial Corp.	136,133
8,628	Yadkin Financial Corp.(b)	161,344

		16,712,407

	Health Care - 10.7%
6,550	Addus HomeCare Corp.(b)	154,842
17,156	Affymetrix, Inc.(b)	161,095
14,585	Albany Molecular Research, Inc.(b)	156,060
4,548	Almost Family, Inc.(b)	138,305
10,050	Amedisys, Inc.(b)	151,655
8,553	AngioDynamics, Inc.(b)	136,078
3,853	Anika Therapeutics, Inc.(b)	128,189
13,552	Arrowhead Research Corp.(b)	207,888
18,518	Biotelemetry, Inc.(b)	134,996
36,665	China Cord Blood Corp. (Hong Kong)(b)	143,727
14,731	Cross Country Healthcare, Inc.(b)	159,095
4,922	ExamWorks Group, Inc.(b)	151,548

Schedule of Investments(a)

26,781	Five Star Quality Care, Inc.(b)	$145,421
6,961	Fonar Corp.(b)	128,430
31,018	Geron Corp.(b)	155,710
3,322	Greatbatch, Inc.(b)	141,218
9,579	Healthways, Inc.(b)	146,654
7,272	Hyperion Therapeutics, Inc.(b)	204,198
50,698	Inovio Pharmaceuticals, Inc.(b)(c)	130,801
8,643	Insmed, Inc.(b)	176,490
6,334	Invacare Corp.	127,820
7,447	Kindred Healthcare, Inc.	141,046
4,441	Lannett Co., Inc.(b)	156,856
6,115	LHC Group, Inc.(b)	140,278
17,175	Medical Action Industries, Inc.(b)	127,439
6,534	Natus Medical, Inc.(b)	169,165
17,317	Nordion, Inc. (Canada)(b)	165,551
5,758	Omnicell, Inc.(b)	148,672
13,282	Organovo Holdings, Inc.(b)(c)	125,515
28,113	Pacific Biosciences of California, Inc.(b)	201,851
6,839	PharMerica Corp.(b)	166,461
27,584	Progenics Pharmaceuticals, Inc.(b)	131,852
5,717	Providence Service Corp. (The)(b)	150,872
10,779	Repligen Corp.(b)	166,859
35,428	Targacept, Inc.(b)	156,237
37,700	Tg Therapeutics, Inc.(b)(c)	226,200
7,563	Triple-S Management Corp., Class B (Puerto Rico)(b)	134,924
20,141	Universal American Corp.(b)	141,994
11,847	Vanda Pharmaceuticals, Inc.(b)	157,802
12,897	Verastem, Inc.(b)	161,986

		6,151,780

	Industrials - 15.6%
5,879	Aceto Corp.	125,340
13,103	Aegean Marine Petroleum Network, Inc. (Greece)	119,237
18,175	Air Transport Services Group, Inc.(b)	114,321
2,423	Alamo Group, Inc.	121,683
4,365	Arkansas Best Corp.	149,676
22,830	Baltic Trading Ltd.	132,186
15,574	Broadwind Energy, Inc.(b)	143,904
16,121	CBIZ, Inc.(b)	138,641
9,093	Ceco Environmental Corp.	141,305
42,741	China Recycling Energy Corp.(b)(c)	118,820
5,417	Columbus McKinnon Corp.(b)	133,908
7,582	Comfort Systems USA, Inc.	129,197
17,908	Covenant Transport Group, Inc., Class A(b)	156,874
30,006	Danaos Corp. (Greece)(b)	206,741
4,931	Ducommun, Inc.(b)	140,533
32,033	Eagle Bulk Shipping, Inc.(b)(c)	123,007
2,713	Encore Wire Corp.	138,607
8,543	EnerNOC, Inc.(b)	191,363
4,402	Engility Holdings, Inc.(b)	168,641
7,072	Erickson Air-Crane, Inc.(b)	136,631
13,845	Furmanite Corp.(b)	161,710
58,810	Genco Shipping & Trading Ltd.(b)(c)	124,089
7,909	Gibraltar Industries, Inc.(b)	141,255
7,512	Global Power Equipment Group, Inc.	133,789
24,463	Global Ship Lease, Inc., Class A (United Kingdom)(b)	131,122
4,052	Graham Corp.	144,697
11,130	Griffon Corp.	139,793
10,160	Hardinge, Inc.	139,903
15,267	Hawaiian Holdings, Inc.(b)(c)	155,113
7,300	Heidrick & Struggles International, Inc.	121,764
38,189	Huttig Building Products, Inc.(b)	150,847
4,237	ICF International, Inc.(b)	142,617
6,468	Insteel Industries, Inc.	120,499

4,984	International Shipholding Corp.	$133,521
17,057	Jinpan International Ltd. (China)	135,774
5,895	Kelly Services, Inc., Class A	141,362
19,143	Kratos Defense & Security Solutions, Inc.(b)	138,404
25,703	Lihua International, Inc. (China)(b)	140,338
9,258	Manitex International, Inc.(b)	129,797
7,282	Marten Transport Ltd.	138,868
10,245	Mfri, Inc.(b)	148,757
3,896	Multi-Color Corp.	140,100
7,657	Navigant Consulting, Inc.(b)	134,533
13,174	Navios Maritime Holdings, Inc.	124,890
3,894	Northwest Pipe Co.(b)	136,601
21,622	Orion Energy Systems, Inc.(b)	142,489
12,222	Orion Marine Group, Inc.(b)	136,886
7,095	P.A.M. Transportation Services, Inc.(b)	140,481
19,976	Paragon Shipping, Inc., Class A (Greece)(b)	135,637
2,194	Powell Industries, Inc.	134,734
8,562	PowerSecure International, Inc.(b)	165,247
13,753	Republic Airways Holdings, Inc.(b)	134,917
42,927	Revolution Lighting Technologies, Inc.(b)(c)	129,210
14,137	Safe Bulkers, Inc. (Greece)	138,401
4,588	Saia, Inc.(b)	154,432
9,915	SkyWest, Inc.	128,994
11,061	Star Bulk Carriers Corp. (Marshall Islands)(b)	131,073
25,218	Supreme Industries, Inc., Class A	175,013
16,246	Tecumseh Products Co., Class A(b)	136,466
16,920	Tecumseh Products Co., Class B(b)	140,774
39,312	Ultrapetrol Bahamas Ltd.(b)	130,516
5,293	Viad Corp.	139,153
3,063	VSE Corp.	135,109
5,593	XPO Logistics, Inc.(b)(c)	139,378

		8,949,668

	Information Technology - 13.9%
6,432	Advanced Energy Industries, Inc.(b)	175,594
9,770	Alliance Fiber Optic Products, Inc.(c)	153,877
4,333	Ambarella Inc.(b)(c)	138,786
21,125	Amtech Systems, Inc.(b)	204,279
12,630	Audience, Inc.(b)	143,729
20,622	AudioCodes Ltd. (Israel)(b)	155,490
18,041	Avid Technology, Inc.(b)	125,205
60,257	Axcelis Technologies, Inc.(b)	145,822
4,933	Black Box Corp.	135,214
5,042	Blucora, Inc.(b)	129,126
14,015	Brooks Automation, Inc.	142,252
5,256	CalAmp Corp.(b)	154,947
9,323	Checkpoint Systems, Inc.(b)	124,369
20,334	China Information Technology, Inc. (China)(b)	108,990
7,641	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	144,873
35,513	CIBER, Inc.(b)	137,790
7,265	Clearfield, Inc.(b)	181,262
16,764	Clearone, Inc.(b)	153,726
4,665	Comtech Telecommunications Corp.	141,909
7,384	CTS Corp.	138,007
21,004	Extreme Networks, Inc.(b)	153,749
7,151	Fabrinet (Cayman Islands)(b)	132,079
24,423	FormFactor, Inc.(b)	157,284
19,923	Harmonic, Inc.(b)	130,695
7,767	Hollysys Automation Technologies Ltd. (China)(b)	131,029
45,945	Hutchinson Technology, Inc.(b)	174,591
12,161	Integrated Silicon Solution, Inc.(b)	143,135
19,789	Intevac, Inc.(b)	146,834
12,140	IntraLinks Holdings, Inc.(b)	128,441
26,683	Lattice Semiconductor Corp.(b)	154,228

Schedule of Investments(a)

53,660	Mattson Technology, Inc.(b)	$159,370
13,427	Mercury Systems, Inc.(b)	143,669
20,622	Monster Worldwide, Inc.(b)	126,207
46,824	Newtek Business Services, Inc.(b)	135,321
62,036	Novatel Wireless, Inc.(b)	165,636
59,045	Oclaro, Inc.(b)	157,650
7,905	Oplink Communications, Inc.(b)	133,832
10,874	Orbotech Ltd. (Israel)(b)	147,778
14,317	PCM, Inc.(b)	143,170
10,599	Perceptron, Inc.	163,331
6,278	Perficient, Inc.(b)	128,887
16,283	Photronics, Inc.(b)	135,149
5,442	Rofin-Sinar Technologies, Inc.(b)	125,710
14,776	Rubicon Technology, Inc.(b)	162,093
15,843	ShoreTel, Inc.(b)	121,991
6,083	Sierra Wireless, Inc. (Canada)(b)	124,458
3,216	Silicom Ltd. (Israel)	200,711
31,484	Speed Commerce, Inc.(b)	125,936
8,567	Super Micro Computer, Inc.(b)	176,137
5,870	Supertex, Inc.(b)	156,729
63,372	TeleCommunication Systems, Inc., Class A(b)	143,854
3,646	Tessco Technologies, Inc.	121,375
14,658	Ultra Clean Holdings, Inc.(b)	167,541
3,860	Virtusa Corp.(b)	132,321
27,532	Zhone Technologies, Inc.(b)	113,157

		7,999,325

	Materials - 2.5%
9,954	A.M. Castle & Co.(b)	136,569
3,945	American Pacific Corp.(b)	183,166
10,731	Core Molding Technologies, Inc.(b)	131,455
62,565	Gulf Resources, Inc. (China)(b)	140,145
3,871	Hi-Crush Partners LP(c)	141,176
9,071	Horsehead Holding Corp.(b)	138,968
4,766	Materion Corp.	126,633
5,072	Olympic Steel, Inc.	140,444
67,442	Thompson Creek Metals Co., Inc.(b)(c)	173,326
6,497	US Concrete, Inc.(b)	147,222

		1,459,104

	Telecommunication Services - 1.8%
13,185	General Communication, Inc., Class A(b)	128,290
5,007	Hawaiian Telcom Holdco, Inc.(b)	135,890
12,875	Inteliquent, Inc.	149,350
23,485	Iridium Communications, Inc.(b)	148,895
23,190	ORBCOMM, Inc.(b)	160,011
5,728	Shenandoah Telecommunications Co.	143,773
10,296	USA Mobility, Inc.	146,821

		1,013,030

	Utilities - 0.2%
10,427	Consolidated Water Co. Ltd. (Cayman Islands)	134,091

	Total Common Stocks and Other Equity Interests (Cost $52,768,455)	57,415,563

	Money Market Fund - 0.2%
97,160	Invesco Premier Portfolio – Institutional Class(d) (Cost $97,160)	97,160

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $52,865,615)-100.1%	57,512,723

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.7%
2,104,372	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $2,104,372)	$2,104,372

	Total Investments (Cost $54,969,987)(f)-103.8%	59,617,095
	Other assets less liabilities-(3.8)%	(2,181,784)

	Net Assets-100.0%	$57,435,311

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $55,193,490. The net unrealized appreciation was $4,423,605 which consisted of aggregate gross unrealized appreciation of $6,695,833 and aggregate gross unrealized depreciation of $2,272,228.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 78.2%
15,769	AAR Corp.	$420,244
9,043	Aerovironment, Inc.(b)	269,662
12,683	Alliant Techsystems, Inc.	1,822,547
3,125	American Science & Engineering, Inc.	213,719
46,461	Boeing Co. (The)	5,819,705
10,665	Cubic Corp.	528,237
29,954	DigitalGlobe, Inc.(b)	1,143,644
4,292	Ducommun, Inc.(b)	122,322
6,864	Engility Holdings, Inc.(b)	262,960
12,571	Esterline Technologies Corp.(b)	1,294,184
75,197	Exelis, Inc.	1,473,109
24,249	GenCorp, Inc.(b)	412,718
50,975	General Dynamics Corp.	5,164,277
26,442	HEICO Corp.	1,407,243
39,649	Hexcel Corp.(b)	1,652,570
70,633	Honeywell International, Inc.	6,443,849
19,667	Huntington Ingalls Industries, Inc.	1,868,758
14,638	KEYW Holding Corp. (The)(b)	234,208
22,720	Kratos Defense & Security Solutions, Inc.(b)	164,266
35,299	L-3 Communications Holdings, Inc.	3,920,660
5,121	LMI Aerospace, Inc.(b)	70,670
43,686	Lockheed Martin Corp.	6,592,654
18,065	Moog, Inc., Class A(b)	1,084,984
39,710	Northrop Grumman Corp.	4,588,490
24,072	Orbital Sciences Corp.(b)	588,560
21,022	Precision Castparts Corp.	5,355,355
50,162	Raytheon Co.	4,768,901
53,846	Rockwell Collins, Inc.	4,068,604
20,650	Taser International, Inc.(b)	331,639
14,942	Teledyne Technologies, Inc.(b)	1,372,722
109,175	Textron, Inc.	3,875,713
20,975	TransDigm Group, Inc.	3,503,454
20,729	Triumph Group, Inc.	1,418,278
57,186	United Technologies Corp.	6,520,348

		78,779,254

	Communications Equipment - 4.3%
5,311	Anaren, Inc.(b)	148,442
6,397	Comtech Telecommunications Corp.	194,597
42,561	Harris Corp.	2,951,180
18,151	ViaSat, Inc.(b)	1,080,166

		4,374,385

	Construction & Engineering - 1.5%
29,822	URS Corp.	1,497,064

	Containers & Packaging - 2.9%
57,600	Ball Corp.	2,948,544

	Diversified Telecommunication Services - 0.8%
41,978	Intelsat SA (United Kingdom)(b)	838,721

	Electronic Equipment, Instruments & Components - 2.4%
56,414	FLIR Systems, Inc.	1,789,452
13,257	Mercury Systems, Inc.(b)	141,850
7,986	OSI Systems, Inc.(b)	462,629

		2,393,931

	IT Services - 8.0%
59,196	Booz Allen Hamilton Holding Corp.	$1,082,103
9,330	CACI International, Inc., Class A(b)	690,606
58,626	Computer Sciences Corp.	3,541,597
34,102	Leidos Holdings, Inc.	1,546,185
14,803	ManTech International Corp., Class A	430,767
19,516	Science Applications International Corp.	722,287

		8,013,545

	Machinery - 1.9%
34,638	Oshkosh Corp.	1,875,301

	Total Common Stocks (Cost $85,676,760)	100,720,745

	Money Market Fund - 0.1%
66,865	Invesco Premier Portfolio – Institutional Class(c) (Cost $66,865)	66,865

	Total Investments (Cost $85,743,625)(d)-100.1%	100,787,610
	Other assets less liabilities-(0.1)%	(75,563)

	Net Assets-100.0%	$100,712,047

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $86,186,597. The net unrealized appreciation was $14,601,013 which consisted of aggregate gross unrealized appreciation of $16,412,250 and aggregate gross unrealized depreciation of $1,811,237.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 2.0%
39,855	Hexcel Corp.(b)	$1,661,156

	Auto Components - 6.0%
44,159	BorgWarner, Inc.	2,371,338
18,507	Fuel Systems Solutions, Inc.(b)	227,451
48,561	Johnson Controls, Inc.	2,239,634

		4,838,423

	Biotechnology - 3.1%
58,735	Novozymes A/S, Class B (Denmark)	2,534,888

	Building Products - 2.2%
82,188	Kingspan Group PLC (Ireland)	1,569,973
12,886	WaterFurnace Renewable Energy, Inc. (Canada)	255,998

		1,825,971

	Chemicals - 4.9%
417	Gurit Holding AG (Switzerland)(b)	231,833
31,870	Koninklijke DSM NV (Netherlands)	2,111,524
38,472	Umicore SA (Belgium)	1,646,198

		3,989,555

	Commercial Services & Supplies - 3.5%
48,875	MiX Telematics Ltd. ADR (South Africa)(b)	582,101
32,439	Tetra Tech, Inc.(b)	957,275
101,883	Tomra Systems ASA (Norway)	870,657
462,000	United Envirotech Ltd. (Singapore)	433,735

		2,843,768

	Construction & Engineering - 2.6%
28,321	Aegion Corp.(b)	581,147
41,010	Ameresco, Inc., Class A(b)	404,359
31,923	Arcadis NV (Netherlands)	1,141,249

		2,126,755

	Electrical Equipment - 19.4%
94,550	ABB Ltd. (Switzerland)(b)	2,361,532
21,415	EnerSys	1,457,505
116,230	Gamesa Corp. Tecnologica SA (Spain)(b)	1,277,447
24,467	Polypore International, Inc.(b)(c)	811,081
22,208	PowerSecure International, Inc.(b)	428,614
18,006	Roper Industries, Inc.	2,471,144
21,060	Saft Groupe SA (France)	737,276
28,995	Schneider Electric SA (France)	2,341,772
29,859	SGL Carbon SE (Germany)	1,115,378
10,367	Vacon Oyj (Finland)	756,760
60,611	Vestas Wind Systems A/S (Denmark)(b)	1,993,657

		15,752,166

	Electronic Equipment, Instruments & Components - 9.2%
10,507	Badger Meter, Inc.	535,227
140,401	Corning, Inc.	2,416,301
26,696	HORIBA Ltd. (Japan)	978,997
22,296	Itron, Inc.(b)	900,313
214,664	Opus Group AB (Sweden)	414,821
67,746	Trimble Navigation Ltd.(b)	2,190,228

		7,435,887

	Independent Power Producers & Energy Traders - 1.9%
9,193,508	Energy Development Corp. (Netherlands)	$1,065,003
20,996	Ormat Technologies, Inc. (Israel)	517,551

		1,582,554

	Industrial Conglomerates - 3.8%
21,417	Raven Industries, Inc.	802,067
18,160	Siemens AG (Germany)(c)	2,301,050

		3,103,117

	Life Sciences Tools & Services - 2.1%
6,713	Eurofins Scientific (France)	1,709,172

	Machinery - 17.4%
98,369	Alfa Laval AB (Sweden)	2,389,275
23,588	CLARCOR, Inc.	1,307,247
47,596	Donaldson Co., Inc.	1,963,811
20,835	ESCO Technologies, Inc.	727,141
11,349	Kadant, Inc.	407,543
9,535	Lindsay Corp.(c)	810,475
61,907	Meyer Burger Technology AG (Switzerland)(b)	939,901
27,191	Pall Corp.	2,177,999
15,844	Westport Innovations, Inc. (Canada)(b)(c)	269,715
33,051	Woodward, Inc.	1,416,235
53,057	Xylem, Inc.	1,769,982

		14,179,324

	Professional Services - 6.4%
46,222	Intertek Group PLC (United Kingdom)	2,151,288
22,361	Mistras Group, Inc.(b)	522,353
1,099	SGS SA (Switzerland)	2,491,301

		5,164,942

	Semiconductors & Semiconductor Equipment - 7.1%
32,025	Advanced Energy Industries, Inc.(b)	874,282
35,971	Cree, Inc.(b)(c)	2,173,368
92,066	GT Advanced Technologies, Inc.(b)	945,518
16,633	Power Integrations, Inc.	985,173
18,240	SMA Solar Technology AG (Germany)	764,738

		5,743,079

	Software - 8.3%
60,020	Accelrys, Inc.(b)	755,051
26,366	ANSYS, Inc.(b)	2,070,522
49,847	Autodesk, Inc.(b)	2,554,659
21,636	FleetMarics Group PLC(b)	865,656
29,034	Silver Spring Networks, Inc.(b)(c)	495,030

		6,740,918

	Total Common Stocks and Other Equity Interests (Cost $60,313,056)	81,231,675

	Money Market Fund - 0.1%
41,404	Invesco Premier Portfolio – Institutional Class(d) (Cost $41,404)	41,404

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $60,354,460)-100.0%	81,273,079

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund – 6.1%
4,944,816	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $4,944,816)	4,944,816

Schedule of Investments(a)

Total Investments (Cost $65,299,276)(f)-106.1%	$86,217,895
Other assets less liabilities-(6.1)%	(4,961,109)

Net Assets-100.0%	$81,256,786

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $66,154,535. The net unrealized appreciation was $20,063,360 which consisted of aggregate gross unrealized appreciation of $24,152,100 and aggregate gross unrealized depreciation of $4,088,740.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 28.2%
17,451	Amazon.com, Inc.(b)	$6,259,499
163,307	Brinker International, Inc.	7,897,527
189,605	CBS Corp., Class B	11,133,606
28,320	Chipotle Mexican Grill, Inc.(b)	15,631,507
70,325	Discovery Communications, Inc., Class A(b)	5,610,529
153,074	Dollar Tree, Inc.(b)	7,733,298
272,085	Domino’s Pizza, Inc.	19,211,922
182,594	DSW, Inc., Class A	6,874,664
98,472	Hanesbrands, Inc.	7,005,298
111,587	Jarden Corp.(b)	6,745,434
298,703	Liberty Interactive Corp., Class A(b)	7,978,357
22,504	Netflix, Inc.(b)	9,211,562
180,843	NIKE, Inc., Class B	13,174,413
231,783	O’Reilly Automotive, Inc.(b)	30,358,937
75,433	Polaris Industries, Inc.	9,444,212
27,870	Priceline.com, Inc.(b)	31,908,084
105,293	Ross Stores, Inc.	7,150,448
103,908	Signet Jewelers Ltd.	8,265,881
84,091	Starbucks Corp.	5,980,552
1,154,960	Starz, Class A(b)	32,315,781
101,137	TJX Cos., Inc. (The)	5,801,218
159,794	Tractor Supply Co.	10,627,899
342,000	TRW Automotive Holdings Corp.(b)	25,359,300
84,381	Under Armour, Inc., Class A(b)	9,122,430
234,934	VF Corp.	13,731,892
240,254	Wyndham Worldwide Corp.	17,043,619
34,597	Wynn Resorts Ltd.	7,522,080

		339,099,949

	Consumer Staples - 2.9%
95,214	Brown-Forman Corp., Class B	7,331,478
92,841	Herbalife Ltd. (Cayman Islands)	5,976,175
157,041	Hormel Foods Corp.	7,135,943
65,422	J.M. Smucker Co. (The)	6,306,027
161,867	Whole Foods Market, Inc.	8,459,169

		35,208,792

	Energy - 3.5%
238,816	Cheniere Energy, Inc.(b)	10,493,575
56,419	Continental Resources, Inc.(b)	6,217,374
108,123	EQT Corp.	10,034,896
216,058	ONEOK, Inc.	14,797,812

		41,543,657

	Financials - 4.8%
68,068	ACE Ltd.	6,385,459
31,741	Affiliated Managers Group, Inc.(b)	6,324,077
353,151	Arch Capital Group Ltd.(b)	19,003,055
114,255	Discover Financial Services	6,129,781
184,494	HCC Insurance Holdings, Inc.	7,916,638
115,737	Ocwen Financial Corp.(b)	5,108,631
250,629	XL Group PLC	7,203,077

		58,070,718

	Health Care - 16.6%
44,632	Actavis PLC(b)	8,434,555
198,836	Alexion Pharmaceuticals, Inc.(b)	31,561,238
23,103	Biogen Idec, Inc.(b)	7,222,922
119,552	Cerner Corp.(b)	6,801,313
73,519	Cigna Corp.	6,345,425

54,997	Cooper Cos., Inc. (The)	$6,835,027
413,555	Gilead Sciences, Inc.(b)	33,353,211
203,463	Henry Schein, Inc.(b)	23,375,864
290,413	Jazz Pharmaceuticals PLC(b)	44,044,036
40,336	McKesson Corp.	7,035,002
216,512	Medivation, Inc.(b)	17,234,355
27,091	Mettler-Toledo International, Inc.(b)	6,672,513

		198,915,461

	Industrials - 20.8%
95,443	Alaska Air Group, Inc.	7,546,678
103,980	B/E Aerospace, Inc.(b)	8,263,291
129,225	Chicago Bridge & Iron Co. NV	9,690,583
104,232	Colfax Corp.(b)	6,279,978
40,005	Copa Holdings SA, Class A (Panama)	5,228,653
123,445	Danaher Corp.	9,183,074
103,485	IDEX Corp.	7,451,955
370,625	J.B. Hunt Transport Services, Inc.	27,815,406
51,527	Kansas City Southern	5,440,736
156,804	Kirby Corp.(b)	15,647,471
75,605	Lockheed Martin Corp.	11,409,551
119,835	Nordson Corp.	8,306,962
127,279	Old Dominion Freight Line, Inc.(b)	6,903,613
93,338	Pentair Ltd.	6,937,813
90,891	Precision Castparts Corp.	23,154,482
123,499	Roper Industries, Inc.	16,949,003
65,778	Towers Watson & Co., Class A	7,690,764
68,505	Union Pacific Corp.	11,936,311
205,987	United Rentals, Inc.(b)	16,672,588
49,829	W.W. Grainger, Inc.	11,683,904
70,116	WABCO Holdings, Inc.(b)	6,045,401
466,043	Waste Connections, Inc.	19,051,838

		249,290,055

	Information Technology - 10.7%
99,006	3D Systems Corp.(b)	7,695,736
24,698	Alliance Data Systems Corp.(b)	5,919,123
132,194	Amphenol Corp., Class A	11,485,015
209,988	ANSYS, Inc.(b)	16,490,358
62,777	Apple, Inc.	31,426,166
120,961	Fiserv, Inc.(b)	6,779,864
108,666	Gartner, Inc.(b)	7,642,480
82,077	IPG Photonics Corp.(b)	5,488,489
261,670	MasterCard, Inc., Class A	19,803,185
97,953	NetSuite, Inc.(b)	10,302,696
48,485	Stratasys Ltd.(b)	5,845,352

		128,878,464

	Materials - 11.9%
246,077	Airgas, Inc.	25,404,989
379,883	Ball Corp.	19,446,211
71,269	Ecolab, Inc.	7,165,385
219,697	FMC Corp.	15,517,199
75,335	International Flavors & Fragrances, Inc.	6,530,038
136,450	International Paper Co.	6,514,123
24,166	NewMarket Corp.	8,092,227
146,209	Rockwood Holdings, Inc.	10,019,703
71,239	Sherwin-Williams Co. (The)	13,055,259
105,250	Sigma-Aldrich Corp.	9,785,093
229,482	W.R. Grace & Co.(b)	21,644,742

		143,174,969

	Utilities - 0.6%
73,686	Sempra Energy	6,831,429

	Total Common Stocks (Cost $990,772,634)	1,201,013,494

	Money Market Fund - 0.1%
611,831	Invesco Premier Portfolio – Institutional Class(c) (Cost $611,831)	611,831

Schedule of Investments(a)

Total Investments (Cost $991,384,465)(d)-100.1%	$1,201,625,325
Other assets less liabilities-(0.1)%	(1,048,487)

Net Assets-100.0%	$1,200,576,838

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $992,672,879. The net unrealized appreciation was $208,952,446 which consisted of aggregate gross unrealized appreciation of $224,941,778 and aggregate gross unrealized depreciation of $15,989,332.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 87.7%
	Capital Markets - 50.9%
3,597,732	3i Group PLC (United Kingdom)	$22,077,997
133,126	Alaris Royalty Corp. (Canada)	2,924,127
275,266	Altamir (France)	4,009,069
736,044	American Capital Ltd.(b)	11,489,647
439,717	Apollo Global Management LLC, Class A	14,268,817
587,589	Apollo Investment Corp.	4,959,251
778,059	Ares Capital Corp.	13,779,425
159,740	Aurelius AG (Germany)	6,020,917
268,662	BlackRock Kelso Capital Corp.	2,495,870
2,037,318	Brait SE (South Africa)(b)	8,757,617
635,993	Bure Equity AB (Sweden)	2,594,026
65,036	Capital Southwest Corp.	2,222,280
322,770	Carlyle Group LP (The)(c)	11,235,624
95,652	Deutsche Beteiligungs AG (Germany)	2,859,742
405,548	Fifth Street Finance Corp.	3,816,207
145,137	Gimv NV (Belgium)	7,214,407
149,565	Golub Capital BDC, Inc.(c)	2,737,040
1,225,498	GP Investments Ltd. (Brazil)(b)	2,378,330
198,287	Hercules Technology Growth Capital, Inc.	3,144,832
122,314	ICG Group, Inc.(b)	2,322,743
2,196,147	Intermediate Capital Group PLC (United Kingdom)	14,927,892
1,320,597	IP Group PLC (United Kingdom)(b)	3,811,109
279,662	JAFCO Co. Ltd. (Japan)	15,356,250
114,426	Main Street Capital Corp.(c)	3,876,753
331,366	MCG Capital Corp.	1,481,206
157,184	Medley Capital Corp.	2,167,567
112,788	MVC Capital, Inc.	1,607,229
168,350	New Mountain Finance Corp.	2,488,213
92,883	Partners Group Holding AG (Switzerland)	22,040,034
238,619	PennantPark Investment Corp.	2,701,167
431,383	Princess Private Equity Holding Ltd. (Switzerland)	3,691,151
769,833	Prospect Capital Corp.	8,368,085
1,995,525	Ratos AB, Class B (Sweden)	18,427,406
108,316	Safeguard Scientifics, Inc.(b)	1,985,432
144,027	Solar Capital Ltd.	3,187,318
1,048,426	SVG Capital PLC (United Kingdom)(b)	7,288,442
5,099,008	Symphony International Holdings Ltd. (Singapore)(b)	3,824,256
217,322	TICC Capital Corp.	2,205,818
99,574	Triangle Capital Corp.(c)	2,684,515

		253,427,811

	Diversified Financial Services - 24.1%
108,612	Ackermans & van Haaren NV (Belgium)	11,748,259
1,495,262	Better Capital PCC Ltd. (United Kingdom)(b)	3,778,235
1,645,252	China Merchants China Direct Investments Ltd. (China)	2,169,712
161,088	Compass Diversified Holdings	2,891,530
229,076	Electra Private Equity PLC (United Kingdom)(b)	9,140,813
240,344	Eurazeo SA (France)	17,197,594
222,010	HgCapital Trust PLC (United Kingdom)	3,940,514
376,601	JZ Capital Partners Ltd. (Guernsey)	2,782,068
667,443	Leucadia National Corp.	18,241,217

525,307	Onex Corp. (Canada)	$27,043,923
85,739	PICO Holdings, Inc.(b)	2,020,868
139,694	Wendel (France)	18,951,470

		119,906,203

	Food Products - 1.1%
129,387	A/S Schouw & Co. (Denmark)(b)	5,682,304

	Industrial Conglomerates - 0.9%
373,075	Hosken Consolidated Investments Ltd. (South Africa)	4,548,885

	Internet Software & Services - 2.4%
166,593	IAC/InterActiveCorp.	11,668,174

	Machinery - 5.1%
5,032,004	Melrose Industries PLC (United Kingdom)	25,578,640

	Metals & Mining - 3.2%
14,952,940	Fosun International Ltd. (China)	16,137,652

	Total Common Stocks and Other Equity Interests (Cost $361,299,920)	436,949,669

	Rights - 0.0%
	Capital Markets - 0.0%
53,321	IP Group PLC (United Kingdom), expiring 03/11/14 (Cost$0)	9,464

	Money Market Funds - 10.5%
2,590,000	Invesco Liquid Assets Portfolio - Institutional Share Class(d)(e)	2,590,000
49,487,676	Invesco Premier Portfolio – Institutional Class(d)	49,487,676

	Total Money Market Funds (Cost 52,077,676)	52,077,676

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $413,377,596)-98.2%	489,036,809

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.2%
11,143,680	Invesco Liquid Assets Portfolio - Institutional Class(d)(f) (Cost $11,143,680)	11,143,680

	Total Investments (Cost$424,521,276)(g)-100.4%	500,180,489

	Other assets less liabilities-(0.4)%	(2,161,958)

	Net Assets-100.0%	$498,018,531

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(e)	All or a portion of the value was pledged as collateral for swap agreements. The following is a summary of open total return swap positions as of January 31, 2014:

Open Total Return Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Notional Amount	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Fortress Investment Group LLC	Buy	10/31/14	$4,861,414	$(230,214)
Citibank, N.A.	KKR & Co. LP	Buy	10/31/14	18,041,279	(1,164,279)
Citibank, N.A.	KKR Financial Holdings LLC	Buy	10/31/14	4,998,781	(364,481)
Citibank, N.A.	The Blackstone Group LP	Buy	10/31/14	23,224,233	683,267

Total					$(1,075,707)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $437,888,857. The net unrealized appreciation was $62,291,632 which consisted of aggregate gross unrealized appreciation of $81,903,664 and aggregate gross unrealized depreciation of $19,612,032.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	18.2%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Golden Dragon China Portfolio (PGJ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	British Virgin Islands - 0.5%
229,871	Shanda Games Ltd. ADR(a)	$1,482,668

	Canada - 2.9%
187,042	Canadian Solar, Inc.(a)(b)	7,318,954
635,649	Silvercorp Metals, Inc.	1,627,261

		8,946,215

	China - 93.9%
157,309	21Vianet Group, Inc. ADR(a)	3,550,464
42,936	51job, Inc. ADR(a)	3,134,757
105,025	AutoNavi Holdings Ltd. ADR(a)(b)	1,638,390
146,854	Baidu, Inc. ADR(a)	22,982,651
77,021	Bitauto Holdings Ltd. ADR(a)	2,360,694
85,472	Bona FILM Group Ltd. ADR(a)(b)	507,704
45,313	Changyou.com Ltd. ADR(a)(b)	1,360,749
104,359	China Automotive Systems, Inc.(a)	799,390
95,169	China Biologic Products, Inc.(a)	2,740,867
41,781	China Distance Education Holdings Ltd. ADR(b)	844,394
118,413	China Green Agriculture, Inc.(a)	395,499
100,504	China Information Technology, Inc.(a)	538,701
39,417	China Life Insurance Co. Ltd. ADR(b)	1,605,849
96,094	China Lodging Group Ltd. ADR(a)	2,608,952
311,158	China Ming Yang Wind Power Group Ltd. ADR(a)(b)	840,127
225,494	China Mobile Ltd. ADR	10,789,888
46,623	China Petroleum & Chemical Corp. ADR	3,675,291
24,114	China Telecom Corp. Ltd. ADR	1,101,045
137,997	China Unicom (Hong Kong) Ltd. ADR(b)	1,799,481
178,136	China XD Plastics Co. Ltd.(a)	835,458
130,801	CNinsure, Inc. ADR(a)	762,570
30,537	CNOOC Ltd. ADR	4,703,614
511,963	Ctrip.com International Ltd. ADR(a)	20,227,658
205,158	E-Commerce China Dangdang, Inc., Class A ADR(a)(b)	1,934,640
244,654	E-House China Holdings Ltd. ADR	2,979,886
564,880	Giant Interactive Group, Inc. ADR	6,219,329
214,181	Hollysys Automation Technologies Ltd.(a)	3,613,234
127,209	Home Inns & Hotels Management, Inc. ADR(a)	4,361,997
19,199	Huaneng Power International, Inc. ADR	703,451
171,027	ISoftStone Holdings Ltd. ADR(a)	894,471
119,912	JA Solar Holdings Co. Ltd. ADR(a)(b)	1,105,589
65,376	JinkoSolar Holding Co. Ltd. ADR(a)(b)	1,905,710
61,087	Jinpan International Ltd.	486,253
100,893	KongZhong Corp. ADR(a)	798,064
336,423	LDK Solar Co. Ltd. ADR(a)(b)	366,701
111,326	Lihua International, Inc.(a)	607,840
307,228	Mindray Medical International Ltd. ADR(b)	10,765,269
166,732	Nam Tai Electronics, Inc.	1,015,398
260,730	NetEase, Inc. ADR	19,546,928
411,948	New Oriental Education & Technology Group, Inc. ADR	12,086,554
56,827	Noah Holdings Ltd. ADR(b)	768,301
151,860	NQ Mobile, Inc. ADR(a)(b)	2,584,657
161,555	Perfect World Co. Ltd. ADR	3,126,089
42,145	PetroChina Co. Ltd. ADR(b)	4,042,127

114,548	Phoenix New Media Ltd. ADR(a)	$1,105,388
300,065	Qihoo 360 Technology Co. Ltd. ADR(a)	30,330,570
289,996	ReneSola Ltd. ADR(a)(b)	956,987
421,957	Renren, Inc. ADR(a)	1,354,482
100,190	Semiconductor Manufacturing International Corp. ADR(a)	492,935
235,859	SINA Corp.(a)(b)	15,375,648
26,179	Sino Clean Energy, Inc.(a)	0
205,014	Sinovac Biotech Ltd.(a)	1,293,638
142,502	Sohu.com, Inc.(a)(b)	10,371,296
122,561	SouFun Holdings Ltd. ADR	9,975,240
128,785	TAL Education Group ADR(a)	3,084,401
239,461	Trina Solar Ltd. ADR(a)(b)	3,555,996
96,468	Vipshop Holdings Ltd. ADR(a)(b)	10,137,822
253,328	WuXi PharmaTech Cayman, Inc. ADR(a)	8,841,147
163,259	Xinyuan Real Estate Co. Ltd. ADR	785,276
32,689	Yanzhou Coal Mining Co. Ltd. ADR(b)	243,206
384,071	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	2,338,992
434,021	Youku Tudou, Inc. ADR(a)	12,569,248
100,455	YY, Inc. ADR(a)	6,358,802

		288,887,755

	South Korea - 0.2%
179,733	Hanwha SolarOne Co. Ltd. ADR(a)(b)	479,887

	United States - 2.4%
226,645	China Recycling Energy Corp.(a)(b)	630,073
138,685	China Yuchai International Ltd.	2,947,056
62,818	Chindex International, Inc.(a)	1,033,985
45,181	eLong, Inc. ADR(a)	789,312
137,609	Kandi Technologies Group, Inc.(a)	1,645,804
241,257	Kingold Jewelry, Inc.(a)(b)	460,801

		7,507,031

	Total Common Stocks and Other Equity Interests (Cost $242,367,327)	307,303,556

	Money Market Fund - 0.1%
240,661	Invesco Premier Portfolio – Institutional Class(c) (Cost $240,661)	240,661

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $242,607,988)-100.0%	307,544,217

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 15.5%
47,600,999	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $47,600,999)	47,600,999

	Total Investments (Cost $290,208,987)(e)-115.5%	355,145,216
	Other assets less liabilities-(15.5)%	(47,656,474)

	Net Assets-100.0%	$307,488,742

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2014.

Schedule of Investments

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $299,774,601. The net unrealized appreciation was $55,370,615 which consisted of aggregate gross unrealized appreciation of $74,897,295 and aggregate gross unrealized depreciation of $19,526,680.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Lux Nanotech Portfolio (PXN)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Auto Components - 2.5%
23,600	Gentherm, Inc.(b)	$601,328

	Automobiles - 2.2%
4,694	Toyota Motor Corp. ADR (Japan)	538,684

	Biotechnology - 9.2%
58,085	Arrowhead Research Corp.(b)(c)	891,024
278,967	Nanosphere, Inc.(b)	588,620
540,956	Vical, Inc.(b)	730,291

		2,209,935

	Capital Markets - 2.5%
203,301	Harris & Harris Group, Inc.(b)	611,936

	Chemicals - 6.9%
4,977	Air Products & Chemicals, Inc.	523,282
8,923	E.I. du Pont de Nemours & Co.	544,392
8,686	Rockwood Holdings, Inc.	595,252

		1,662,926

	Communications Equipment - 5.0%
118,721	EMCORE Corp.(b)(c)	578,171
9,007	Harris Corp.	624,546

		1,202,717

	Computers & Peripherals - 2.4%
19,960	Hewlett-Packard Co.	578,840

	Construction & Engineering - 2.8%
39,224	Layne Christensen Co.(b)	665,239

	Construction Materials - 2.9%
61,777	Headwaters, Inc.(b)	686,960

	Electrical Equipment - 12.2%
426,094	American Superconductor Corp.(b)(c)	639,141
414,732	Ballard Power Systems, Inc. (Canada)(b)(c)	879,232
35,610	Hydrogenics Corp. (Canada)(b)	853,215
16,832	Polypore International, Inc.(b)	557,981

		2,929,569

	Electronic Equipment, Instruments & Components - 13.4%
6,929	FEI Co.	649,386
83,728	Maxwell Technologies, Inc.(b)	683,220
113,314	Research Frontiers, Inc.(b)(c)	790,932
51,712	Uni-Pixel, Inc.(b)(c)	493,850
18,297	Universal Display Corp.(b)	594,286

		3,211,674

	Health Care Equipment & Supplies - 2.5%
24,903	SurModics, Inc.(b)	607,135

	Industrial Conglomerates - 4.3%
4,092	3M Co.	524,554
20,434	General Electric Co.	513,506

		1,038,060

	IT Services - 2.3%
3,072	International Business Machines Corp.	542,761

	Life Sciences Tools & Services - 3.1%
155,915	pSivida Corp. (Australia)(b)(c)	$732,801

	Pharmaceuticals - 7.1%
105,262	BioDelivery Sciences International, Inc.(b)	826,307
81,002	Flamel Technologies SA ADR (France)(b)	886,162

		1,712,469

	Semiconductors & Semiconductor Equipment - 15.2%
43,809	Aixtron SE ADR (Germany)(b)(c)	667,211
31,975	Applied Materials, Inc.	537,820
22,113	Intel Corp.	542,653
19,855	Maxim Integrated Products, Inc.	600,812
33,809	Nanometrics, Inc.(b)	572,724
19,557	Veeco Instruments, Inc.(b)	743,362

		3,664,582

	Software - 3.4%
64,938	Accelrys, Inc.(b)	816,920

	Total Common Stocks and Other Equity Interests (Cost $21,804,711)	24,014,536

	Money Market Fund - 0.3%
75,520	Invesco Premier Portfolio – Institutional Class(d) (Cost $75,520)	75,520

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $21,880,231)-100.2%	24,090,056

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 11.8%
2,847,210	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $2,847,210)	2,847,210

	Total Investments (Cost $24,727,441)(f)-112.0%	26,937,266
	Other assets less liabilities-(12.0)%	(2,892,581)

	Net Assets-100.0%	$24,044,685

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $24,953,941. The net unrealized appreciation was $1,983,325 which consisted of aggregate gross unrealized appreciation of $3,782,201 and aggregate gross unrealized depreciation of $1,798,876.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) - 100.1%
	Consumer Discretionary - 12.3%
4,802	Amazon.com, Inc.(c)	$1,722,429
835	AutoNation, Inc.(c)	41,241
441	AutoZone, Inc.(c)	218,321
2,781	Bed Bath & Beyond, Inc.(c)	177,567
3,536	Best Buy Co., Inc.	83,237
2,947	BorgWarner, Inc.	158,254
2,773	Cablevision Systems Corp., Class A	44,479
2,891	CarMax, Inc.(c)	130,413
5,673	Carnival Corp.	222,325
7,228	CBS Corp., Class B	424,428
401	Chipotle Mexican Grill, Inc.(c)	221,336
3,632	Coach, Inc.	173,937
33,750	Comcast Corp., Class A	1,837,688
3,682	D.R. Horton, Inc.	86,453
1,691	Darden Restaurants, Inc.	83,603
3,627	Delphi Automotive PLC (United Kingdom)	220,848
6,329	DIRECTV(c)	439,422
2,923	Discovery Communications, Inc., Class A(c)	233,197
3,816	Dollar General Corp.(c)	214,917
2,695	Dollar Tree, Inc.(c)	136,151
1,334	Expedia, Inc.	86,683
1,251	Family Dollar Stores, Inc.	77,337
51,084	Ford Motor Co.	764,217
636	Fossil Group, Inc.(c)	71,124
1,514	GameStop Corp., Class A	53,096
2,951	Gannett Co., Inc.	81,241
3,431	Gap, Inc. (The)	130,653
1,593	Garmin Ltd.	71,765
14,750	General Motors Co.(c)	532,180
1,999	Genuine Parts Co.	164,418
3,198	Goodyear Tire & Rubber Co. (The)	75,665
56	Graham Holdings Co., Class B	35,059
3,539	H&R Block, Inc.	107,586
2,864	Harley-Davidson, Inc.	176,680
875	Harman International Industries, Inc.	90,501
1,496	Hasbro, Inc.	73,484
18,238	Home Depot, Inc. (The)	1,401,590
3,228	International Game Technology	46,580
5,391	Interpublic Group of Cos., Inc. (The)	87,981
8,871	Johnson Controls, Inc.	409,131
2,607	Kohl’s Corp.	131,992
3,158	L Brands, Inc.	165,353
1,830	Leggett & Platt, Inc.	54,937
2,165	Lennar Corp., Class A	86,946
13,544	Lowe’s Cos., Inc.	626,952
4,772	Macy’s, Inc.	253,870
2,909	Marriott International, Inc., Class A	143,414
4,383	Mattel, Inc.	165,853
12,886	McDonald’s Corp.	1,213,475
2,323	Michael Kors Holdings Ltd.(c)	185,677
790	Mohawk Industries, Inc.(c)	112,322
767	Netflix, Inc.(c)	313,956
3,718	Newell Rubbermaid, Inc.	114,886
6,447	News Corp., Class A(c)	102,894
9,677	NIKE, Inc., Class B	704,969
1,853	Nordstrom, Inc.	106,455

3,333	Omnicom Group, Inc.	$241,909
1,390	O’Reilly Automotive, Inc.(c)	182,062
1,343	PetSmart, Inc.	84,609
666	Priceline.com, Inc.(c)	762,497
4,469	PulteGroup, Inc.	90,810
1,056	PVH Corp.	127,639
772	Ralph Lauren Corp.	121,119
2,806	Ross Stores, Inc.	190,555
1,420	Scripps Networks Interactive, Inc., Class A	102,978
8,559	Staples, Inc.	112,636
9,760	Starbucks Corp.	694,131
2,479	Starwood Hotels & Resorts Worldwide, Inc.	185,206
8,186	Target Corp.	463,655
1,427	Tiffany & Co.	118,712
3,651	Time Warner Cable, Inc.	486,569
11,717	Time Warner, Inc.	736,179
9,211	TJX Cos., Inc. (The)	528,343
1,797	Tractor Supply Co.	119,518
1,435	TripAdvisor, Inc.(c)	110,768
25,414	Twenty-First Century Fox, Inc., Class A	808,674
1,414	Urban Outfitters, Inc.(c)	50,650
4,562	VF Corp.	266,649
5,256	Viacom, Inc., Class B	431,518
21,165	Walt Disney Co. (The)	1,536,791
1,017	Whirlpool Corp.	135,566
1,688	Wyndham Worldwide Corp.	119,747
1,046	Wynn Resorts Ltd.	227,421
5,766	Yum! Brands, Inc.	387,187

		25,315,266

	Consumer Staples - 9.6%
25,902	Altria Group, Inc.	912,268
8,521	Archer-Daniels-Midland Co.	336,409
5,618	Avon Products, Inc.	83,652
2,112	Beam, Inc.	175,930
2,098	Brown-Forman Corp., Class B	161,546
2,325	Campbell Soup Co.	95,813
1,671	Clorox Co. (The)	147,499
49,183	Coca-Cola Co. (The)	1,860,101
3,127	Coca-Cola Enterprises, Inc.	135,368
11,383	Colgate-Palmolive Co.	696,981
5,464	ConAgra Foods, Inc.	173,701
2,158	Constellation Brands, Inc., Class A(c)	165,454
5,659	Costco Wholesale Corp.	635,845
15,415	CVS Caremark Corp.	1,043,904
2,598	Dr Pepper Snapple Group, Inc.	124,392
3,316	Estee Lauder Cos., Inc. (The), Class A	227,942
8,214	General Mills, Inc.	394,436
1,940	Hershey Co. (The)	192,836
1,743	Hormel Foods Corp.	79,202
1,362	J.M. Smucker Co. (The)	131,283
3,330	Kellogg Co.	193,073
4,943	Kimberly-Clark Corp.	540,616
7,717	Kraft Foods Group, Inc.	403,985
6,740	Kroger Co. (The)	243,314
4,771	Lorillard, Inc.	234,829
1,710	McCormick & Co., Inc.,	109,748
2,616	Mead Johnson Nutrition Co.	201,144
2,048	Molson Coors Brewing Co., Class B	107,807
22,713	Mondelez International, Inc., Class A	743,851
1,759	Monster Beverage Corp.(c)	119,436
19,861	PepsiCo, Inc.	1,596,030
20,749	Philip Morris International, Inc.	1,621,327
35,203	Procter & Gamble Co. (The)	2,697,254
4,060	Reynolds American, Inc.	196,910
3,196	Safeway, Inc.	99,843
7,532	Sysco Corp.	264,223
3,516	Tyson Foods, Inc., Class A	131,498
11,278	Walgreen Co.	646,793
20,953	Wal-Mart Stores, Inc.	1,564,770
4,819	Whole Foods Market, Inc.	251,841

		19,742,854

Schedule of Investments(a)

	Energy - 10.1%
6,518	Anadarko Petroleum Corp.	$525,937
5,170	Apache Corp.	414,944
5,741	Baker Hughes, Inc.	325,170
5,454	Cabot Oil & Gas Corp.	218,051
3,081	Cameron International Corp.(c)	184,768
6,548	Chesapeake Energy Corp.	176,207
24,907	Chevron Corp.	2,780,368
15,866	ConocoPhillips	1,030,497
2,965	CONSOL Energy, Inc.	110,743
4,747	Denbury Resources, Inc.(c)	76,284
4,943	Devon Energy Corp.	292,725
900	Diamond Offshore Drilling, Inc.	43,686
3,025	Ensco PLC, Class A	152,369
3,535	EOG Resources, Inc.	584,123
1,952	EQT Corp.	181,165
56,576	Exxon Mobil Corp.	5,214,044
3,065	FMC Technologies, Inc.(c)	151,534
10,985	Halliburton Co.	538,375
1,388	Helmerich & Payne, Inc.	122,200
3,685	Hess Corp.	278,181
8,720	Kinder Morgan, Inc.	296,567
9,022	Marathon Oil Corp.	295,831
3,899	Marathon Petroleum Corp.	339,408
2,275	Murphy Oil Corp.	128,788
3,364	Nabors Industries Ltd.	57,457
5,544	National Oilwell Varco, Inc.	415,855
1,763	Newfield Exploration Co.(c)	43,670
3,282	Noble Corp. PLC	101,840
4,653	Noble Energy, Inc.	290,022
10,439	Occidental Petroleum Corp.	914,143
2,671	ONEOK, Inc.	182,937
3,494	Peabody Energy Corp.	59,573
7,764	Phillips 66	567,471
1,847	Pioneer Natural Resources Co.	312,734
2,322	QEP Resources, Inc.	71,727
2,116	Range Resources Corp.	182,378
1,612	Rowan Cos. PLC, Class A(c)	50,568
17,056	Schlumberger Ltd.	1,493,594
4,540	Southwestern Energy Co.(c)	184,733
8,678	Spectra Energy Corp.	311,974
1,720	Tesoro Corp.	88,614
4,390	Transocean Ltd.	189,999
6,988	Valero Energy Corp.	357,087
8,851	Williams Cos., Inc. (The)	358,377
2,606	WPX Energy, Inc.(c)	49,644

		20,746,362

	Financials - 16.2%
4,404	ACE Ltd.	413,139
6,036	Aflac, Inc.	378,940
5,891	Allstate Corp. (The)	301,619
11,932	American Express Co.	1,014,459
19,068	American International Group, Inc.	914,501
5,111	American Tower Corp. REIT	413,378
2,519	Ameriprise Financial, Inc.	266,107
3,899	Aon PLC (United Kingdom)	313,714
1,890	Apartment Investment & Management Co., Class A REIT	52,863
942	Assurant, Inc.	61,560
1,575	AvalonBay Communities, Inc. REIT	194,513
138,135	Bank of America Corp.	2,313,761
14,874	Bank of New York Mellon Corp. (The)	475,373
9,129	BB&T Corp.	341,516
23,312	Berkshire Hathaway, Inc., Class B(c)	2,601,619
1,646	BlackRock, Inc.	494,574
1,980	Boston Properties, Inc. REIT	214,018
7,467	Capital One Financial Corp.	527,245

3,605	CBRE Group, Inc., Class A(c)	$95,677
15,027	Charles Schwab Corp. (The)	372,970
3,262	Chubb Corp. (The)	275,769
1,910	Cincinnati Financial Corp.	92,540
39,280	Citigroup, Inc.	1,863,050
4,084	CME Group, Inc.	305,320
2,369	Comerica, Inc.	108,500
6,203	Discover Financial Services	332,791
3,718	E*TRADE Financial Corp.(c)	74,434
4,341	Equity Residential REIT	240,405
11,433	Fifth Third Bancorp	240,322
5,229	Franklin Resources, Inc.(c)	271,960
6,964	General Growth Properties, Inc. REIT	140,255
6,401	Genworth Financial, Inc., Class A(c)	94,415
5,459	Goldman Sachs Group, Inc. (The)	895,931
5,790	Hartford Financial Services Group, Inc. (The)	192,518
5,909	HCP, Inc. REIT	231,337
3,739	Health Care REIT, Inc.	216,563
9,799	Host Hotels & Resorts, Inc. REIT	180,204
6,159	Hudson City Bancorp, Inc.	55,677
10,766	Huntington Bancshares, Inc.	97,648
1,490	IntercontinentalExchange Group, Inc.	311,097
5,741	Invesco Ltd.(d)	190,888
48,685	JPMorgan Chase & Co.	2,695,202
11,620	KeyCorp	148,271
5,308	Kimco Realty Corp. REIT	110,990
1,375	Legg Mason, Inc.	58,231
4,060	Leucadia National Corp.	110,960
3,398	Lincoln National Corp.	163,206
3,961	Loews Corp.	176,621
1,687	M&T Bank Corp.	188,117
1,820	Macerich Co. (The) REIT	103,012
7,107	Marsh & McLennan Cos., Inc.	324,861
3,506	McGraw-Hill Financial, Inc.	266,596
14,519	MetLife, Inc.	712,157
2,452	Moody’s Corp.	182,870
17,943	Morgan Stanley	529,498
1,497	NASDAQ OMX Group, Inc. (The)	57,111
2,909	Northern Trust Corp.	175,180
4,115	People’s United Financial, Inc.	58,474
2,289	Plum Creek Timber Co., Inc. REIT	98,587
6,891	PNC Financial Services Group, Inc.	550,453
3,545	Principal Financial Group, Inc.	154,456
7,152	Progressive Corp. (The)	166,212
6,459	Prologis, Inc. REIT	250,351
5,996	Prudential Financial, Inc.	506,002
1,872	Public Storage REIT	295,008
17,840	Regions Financial Corp.	181,433
4,019	Simon Property Group, Inc. REIT	622,302
5,650	SLM Corp.	128,594
5,685	State Street Corp.	380,611
6,932	SunTrust Banks, Inc.	256,623
3,379	T. Rowe Price Group, Inc.	265,049
1,171	Torchmark Corp.	88,001
4,716	Travelers Cos., Inc. (The)	383,316
23,652	U.S. Bancorp	939,694
3,382	Unum Group	108,900
3,809	Ventas, Inc. REIT	237,644
2,253	Vornado Realty Trust REIT	206,893
62,080	Wells Fargo & Co.	2,814,707
7,547	Weyerhaeuser Co. REIT	225,504
3,665	XL Group PLC	105,332
2,391	Zions Bancorp.	68,741

		33,268,940

	Health Care - 13.5%
20,024	Abbott Laboratories	734,080
20,603	AbbVie, Inc.	1,014,286
2,254	Actavis PLC(c)	425,961

Schedule of Investments(a)

4,759	Aetna, Inc.	$325,182
4,284	Agilent Technologies, Inc.	249,115
2,539	Alexion Pharmaceuticals, Inc.(c)	403,015
3,848	Allergan, Inc.	440,981
2,979	AmerisourceBergen Corp.	200,248
9,767	Amgen, Inc.	1,161,785
7,028	Baxter International, Inc.	480,012
2,514	Becton, Dickinson and Co.	271,814
3,059	Biogen Idec, Inc.(c)	956,366
17,292	Boston Scientific Corp.(c)	233,961
21,324	Bristol-Myers Squibb Co.	1,065,560
1,009	C.R. Bard, Inc.	130,756
4,422	Cardinal Health, Inc.	300,784
2,737	CareFusion Corp.(c)	111,587
5,337	Celgene Corp.(c)	810,850
3,823	Cerner Corp.(c)	217,490
3,580	Cigna Corp.	308,990
5,957	Covidien PLC	406,506
2,286	DaVita HealthCare Partners, Inc.(c)	148,430
1,847	DENTSPLY International, Inc.	85,221
1,418	Edwards Lifesciences Corp.(c)	92,340
12,840	Eli Lilly & Co.	693,488
10,436	Express Scripts Holding Co.(c)	779,465
3,071	Forest Laboratories, Inc.(c)	203,607
19,858	Gilead Sciences, Inc.(c)	1,601,548
2,148	Hospira, Inc.(c)	94,533
2,019	Humana, Inc.	196,449
493	Intuitive Surgical, Inc.(c)	200,937
36,540	Johnson & Johnson	3,232,694
1,132	Laboratory Corp. of America Holdings(c)	101,688
2,975	McKesson Corp.	518,870
12,929	Medtronic, Inc.	731,264
37,841	Merck & Co., Inc.	2,004,438
4,956	Mylan, Inc.(c)	225,052
1,080	Patterson Cos., Inc.	43,157
1,454	PerkinElmer, Inc.	63,394
1,723	Perrigo Co. PLC	268,202
83,935	Pfizer, Inc.	2,551,624
1,883	Quest Diagnostics, Inc.	98,858
1,017	Regeneron Pharmaceuticals, Inc.(c)	293,496
3,779	St. Jude Medical, Inc.	229,499
3,823	Stryker Corp.	296,665
1,285	Tenet Healthcare Corp.(c)	59,123
4,680	Thermo Fisher Scientific, Inc.	538,855
13,038	UnitedHealth Group, Inc.	942,387
1,369	Varian Medical Systems, Inc.(c)	111,313
3,027	Vertex Pharmaceuticals, Inc.(c)	239,254
1,103	Waters Corp.(c)	119,422
3,826	WellPoint, Inc.	329,036
2,214	Zimmer Holdings, Inc.	208,050
6,476	Zoetis, Inc.	196,611

		27,748,299

	Industrials - 10.8%
8,283	3M Co.	1,061,798
2,590	ADT Corp. (The)	77,804
1,157	Allegion PLC(c)	57,098
3,170	AMETEK, Inc.	156,661
8,953	Boeing Co. (The)	1,121,453
1,964	C.H. Robinson Worldwide, Inc.	114,972
8,241	Caterpillar, Inc.	773,912
1,304	Cintas Corp.	74,419
13,128	CSX Corp.	353,274
2,257	Cummins, Inc.	286,594
7,765	Danaher Corp.	577,638
4,958	Deere & Co.	426,190
11,080	Delta Air Lines, Inc.	339,159
2,206	Dover Corp.	190,951
494	Dun & Bradstreet Corp. (The)	54,340
6,145	Eaton Corp. PLC	449,138

9,117	Emerson Electric Co.	$601,175
1,576	Equifax, Inc.	110,414
2,663	Expeditors International of Washington, Inc.	108,810
3,536	Fastenal Co.	155,336
3,855	FedEx Corp.	513,949
1,806	Flowserve Corp.	130,628
2,116	Fluor Corp.	160,731
4,332	General Dynamics Corp.	438,875
131,028	General Electric Co.	3,292,734
10,162	Honeywell International, Inc.	927,079
5,288	Illinois Tool Works, Inc.	417,065
3,471	Ingersoll-Rand PLC	204,060
2,204	Iron Mountain, Inc.	58,208
1,706	Jacobs Engineering Group, Inc.(c)	103,571
1,376	Joy Global, Inc.	72,639
1,427	Kansas City Southern	150,677
1,148	L-3 Communications Holdings, Inc.	127,508
3,485	Lockheed Martin Corp.	525,921
4,623	Masco Corp.	97,823
3,278	Nielsen Holdings NV	138,627
4,001	Norfolk Southern Corp.	370,453
2,875	Northrop Grumman Corp.	332,206
4,586	PACCAR, Inc.	256,816
1,435	Pall Corp.	114,943
1,933	Parker Hannifin Corp.	219,144
2,582	Pentair Ltd.	191,920
2,620	Pitney Bowes, Inc.	65,972
1,881	Precision Castparts Corp.	479,185
2,796	Quanta Services, Inc.(c)	87,151
4,137	Raytheon Co.	393,305
3,497	Republic Services, Inc.	112,009
1,795	Robert Half International, Inc.	74,995
1,796	Rockwell Automation, Inc.	206,253
1,750	Rockwell Collins, Inc.	132,230
1,286	Roper Industries, Inc.	176,491
681	Ryder System, Inc.	48,480
753	Snap-On, Inc.	75,413
9,023	Southwest Airlines Co.	189,032
2,010	Stanley Black & Decker, Inc.	155,574
1,110	Stericycle, Inc.(c)	129,937
3,641	Textron, Inc.	129,255
6,026	Tyco International Ltd.	243,993
5,965	Union Pacific Corp.	1,039,342
9,258	United Parcel Service, Inc., Class B	881,639
10,933	United Technologies Corp.	1,246,581
800	W.W. Grainger, Inc.	187,584
5,651	Waste Management, Inc.	236,099
2,389	Xylem, Inc.	79,697

		22,306,930

	Information Technology - 18.8%
8,233	Accenture PLC, Class A	657,652
6,021	Adobe Systems, Inc.(c)	356,383
2,318	Akamai Technologies, Inc.(c)	110,522
631	Alliance Data Systems Corp.(c)	151,225
4,159	Altera Corp.	139,035
2,050	Amphenol Corp., Class A	178,104
4,028	Analog Devices, Inc.	194,432
11,652	Apple, Inc.	5,832,991
15,595	Applied Materials, Inc.	262,308
2,922	Autodesk, Inc.(c)	149,752
6,235	Automatic Data Processing, Inc.	477,601
6,988	Broadcom Corp., Class A	207,963
4,208	CA, Inc.	134,993
69,243	Cisco Systems, Inc.	1,517,114
2,414	Citrix Systems, Inc.(c)	130,525
3,918	Cognizant Technology Solutions Corp., Class A(c)	379,733
1,907	Computer Sciences Corp.	115,202
18,742	Corning, Inc.	322,550

Schedule of Investments(a)

15,090	eBay, Inc.(c)	$802,788
4,003	Electronic Arts, Inc.(c)	105,679
26,651	EMC Corp.	646,020
1,005	F5 Networks, Inc.(c)	107,535
21,301	Facebook, Inc., Class A(c)	1,332,804
3,770	Fidelity National Information Services, Inc.	191,139
914	First Solar, Inc.(c)	46,230
3,341	Fiserv, Inc.(c)	187,263
1,836	FLIR Systems, Inc.	58,238
3,634	Google, Inc., Class A(c)	4,291,645
1,384	Harris Corp.	95,967
24,889	Hewlett-Packard Co.	721,781
64,379	Intel Corp.	1,579,861
13,219	International Business Machines Corp.	2,335,533
3,690	Intuit, Inc.	270,292
2,394	Jabil Circuit, Inc.	43,020
6,543	Juniper Networks, Inc.(c)	174,109
2,158	KLA-Tencor Corp.	132,652
2,103	Lam Research Corp.(c)	106,433
3,033	Linear Technology Corp.	135,090
7,057	LSI Corp.	77,839
13,410	MasterCard, Inc., Class A	1,014,869
2,569	Microchip Technology, Inc.	115,245
13,622	Micron Technology, Inc.(c)	313,851
98,383	Microsoft Corp.	3,723,796
2,982	Motorola Solutions, Inc.	190,252
4,414	NetApp, Inc.	186,889
7,493	NVIDIA Corp.	117,640
45,448	Oracle Corp.	1,677,031
4,209	Paychex, Inc.	176,020
21,880	QUALCOMM, Inc.	1,623,934
2,455	Red Hat, Inc.(c)	138,707
7,185	Salesforce.com, Inc.(c)	434,908
2,925	SanDisk Corp.	203,434
4,224	Seagate Technology PLC	223,281
9,014	Symantec Corp.	192,990
5,315	TE Connectivity Ltd. (Switzerland)	300,351
2,116	Teradata Corp.(c)	87,010
14,175	Texas Instruments, Inc.	601,020
2,163	Total System Services, Inc.	64,630
1,668	Verisign, Inc.(c)	97,995
6,595	Visa, Inc., Class A	1,420,761
2,726	Western Digital Corp.	234,899
7,155	Western Union Co. (The)	110,187
14,987	Xerox Corp.	162,609
3,476	Xilinx, Inc.	161,356
12,218	Yahoo!, Inc.(c)	440,092

		38,773,760

	Materials - 3.5%
2,736	Air Products & Chemicals, Inc.	287,663
860	Airgas, Inc.	88,786
13,852	Alcoa, Inc.	159,437
1,398	Allegheny Technologies, Inc.	43,953
1,250	Avery Dennison Corp.	61,587
1,873	Ball Corp.	95,879
1,333	Bemis Co., Inc.	51,334
742	CF Industries Holdings, Inc.	171,298
1,983	Cliffs Natural Resources, Inc.	38,312
15,708	Dow Chemical Co. (The)	714,871
11,994	E.I. du Pont de Nemours & Co.	731,754
1,993	Eastman Chemical Co.	155,374
3,512	Ecolab, Inc.	353,096
1,726	FMC Corp.	121,907
13,445	Freeport-McMoRan Copper & Gold, Inc.	435,752
1,056	International Flavors & Fragrances, Inc.	91,534
5,746	International Paper Co.	274,314
5,658	LyondellBasell Industries NV, Class A	445,624
2,304	MeadWestvaco Corp.	83,105
6,810	Monsanto Co.	725,606

4,413	Mosaic Co. (The)	$197,085
6,448	Newmont Mining Corp.	139,277
4,120	Nucor Corp.	199,202
2,137	Owens-Illinois, Inc.(c)	68,469
1,839	PPG Industries, Inc.	335,360
3,812	Praxair, Inc.	475,433
2,541	Sealed Air Corp.	79,254
1,115	Sherwin-Williams Co. (The)	204,335
1,550	Sigma-Aldrich Corp.	144,104
1,872	United States Steel Corp.	48,878
1,683	Vulcan Materials Co.	103,892

		7,126,475

	Telecommunication Services - 2.3%
68,225	AT&T, Inc.	2,273,257
7,655	CenturyLink, Inc.	220,923
4,325	Crown Castle International Corp. REIT(c)	306,902
12,960	Frontier Communications Corp.	60,912
37,062	Verizon Communications, Inc.	1,779,717
7,726	Windstream Holdings, Inc.	57,791

		4,699,502

	Utilities - 3.0%
8,504	AES Corp. (The)	119,566
1,538	AGL Resources, Inc.	73,486
3,142	Ameren Corp.	118,893
6,311	American Electric Power Co., Inc.	308,040
5,551	CenterPoint Energy, Inc.	129,893
3,448	CMS Energy Corp.	95,820
3,793	Consolidated Edison, Inc.	206,377
7,517	Dominion Resources, Inc.	510,479
2,290	DTE Energy Co.	156,224
9,143	Duke Energy Corp.	645,679
4,220	Edison International	203,235
2,309	Entergy Corp.	145,536
11,098	Exelon Corp.	321,842
5,416	FirstEnergy Corp.	170,550
1,033	Integrys Energy Group, Inc.	56,133
5,578	NextEra Energy, Inc.	512,786
4,057	NiSource, Inc.	139,439
4,083	Northeast Utilities	178,835
4,189	NRG Energy, Inc.	116,664
3,239	Pepco Holdings, Inc.	62,934
5,819	PG&E Corp.	245,271
1,426	Pinnacle West Capital Corp.	75,050
8,162	PPL Corp.	249,512
6,553	Public Service Enterprise Group, Inc.	218,477
1,822	SCANA Corp.	86,126
2,944	Sempra Energy	272,938
11,419	Southern Co. (The)	470,920
2,647	TECO Energy, Inc.	43,358
2,934	Wisconsin Energy Corp.	125,194
6,445	Xcel Energy, Inc.	186,325

		6,245,582

	Total Investments (Cost $162,793,881)(e)-100.1%	205,973,970
	Other assets less liabilities-(0.1)%	(304,122)

	Net Assets-100.0%	$205,669,848

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Schedule of Investments(a)

(b)	A portion of the securities in the portfolio are subject to call options written, The following written options contracts were open at January 31, 2014:

	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unre- alized Appreciation	Value
Call Option S&P 500 Index	Feb-14	$1,845	1,154	$2,347,745	$2,018,855	$328,890

(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the transactions in, and earnings from, the investments in Invesco Ltd. for the nine months ended January 31, 2014:

	Value April 30, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2014	Dividend Income
Invesco Ltd.	$208,341	$41,870	$(67,580)	$(5,374)	$13,631	$190,888	$3,979

(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $43,180,089 which consisted of aggregate gross unrealized appreciation of $45,508,670 and aggregate gross unrealized depreciation of $2,328,581.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High

Quality Portfolio (SPHQ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 18.4%
23,939	Comcast Corp., Class A	$1,303,478
49,175	Darden Restaurants, Inc.	2,431,212
56,973	Family Dollar Stores, Inc.	3,522,071
32,166	Gap, Inc. (The)	1,224,881
30,713	Genuine Parts Co.	2,526,144
18,407	Harley-Davidson, Inc.	1,135,528
48,322	Hasbro, Inc.	2,373,577
31,252	Home Depot, Inc. (The)	2,401,716
25,795	Lowe’s Cos., Inc.	1,194,051
28,314	Mattel, Inc.	1,071,402
26,754	McDonald’s Corp.	2,519,424
49,981	NIKE, Inc., Class B	3,641,116
41,941	Nordstrom, Inc.	2,409,510
52,514	Omnicom Group, Inc.	3,811,466
37,825	PetSmart, Inc.	2,382,975
14,734	Ralph Lauren Corp.	2,311,617
51,501	Ross Stores, Inc.	3,497,433
61,394	Target Corp.	3,477,356
14,182	Tiffany & Co.	1,179,801
60,024	TJX Cos., Inc. (The)	3,442,977
41,031	VF Corp.	2,398,262
51,001	Walt Disney Co. (The)	3,703,183
51,247	Yum! Brands, Inc.	3,441,236

		57,400,416

	Consumer Staples - 19.4%
34,394	Altria Group, Inc.	1,211,357
30,527	Archer-Daniels-Midland Co.	1,205,206
34,083	Brown-Forman Corp., Class B	2,624,391
29,921	Campbell Soup Co.	1,233,044
28,708	Clorox Co. (The)	2,534,055
95,802	Coca-Cola Co. (The)	3,623,232
59,074	Colgate-Palmolive Co.	3,617,101
21,748	Costco Wholesale Corp.	2,443,605
55,310	CVS Caremark Corp.	3,745,593
17,306	Estee Lauder Cos., Inc. (The), Class A	1,189,614
51,999	General Mills, Inc.	2,496,992
84,347	Hormel Foods Corp.	3,832,728
26,042	J.M. Smucker Co. (The)	2,510,188
63,253	Kellogg Co.	3,667,409
24,442	Kimberly-Clark Corp.	2,673,222
78,045	Lorillard, Inc.	3,841,375
55,357	McCormick & Co., Inc.,	3,552,812
30,695	PepsiCo, Inc.	2,466,650
47,877	Procter & Gamble Co. (The)	3,668,336
70,494	Sysco Corp.	2,472,929
42,462	Walgreen Co.	2,435,196
49,263	Wal-Mart Stores, Inc.	3,678,961

		60,723,996

	Energy - 3.1%
31,770	Chevron Corp.	3,546,485
38,248	Exxon Mobil Corp.	3,524,936
15,841	Hess Corp.	1,195,837
22,750	ONEOK, Inc.	1,558,147

		9,825,405

	Financials - 5.1%
19,664	Aflac, Inc.	1,234,506

4,069	BlackRock, Inc.	$1,222,613
27,920	Chubb Corp. (The)	2,360,357
23,099	Health Care REIT, Inc.	1,337,894
136,330	Hudson City Bancorp, Inc.	1,232,423
62,330	Kimco Realty Corp. REIT	1,303,321
16,697	Moody’s Corp.	1,245,262
15,362	T. Rowe Price Group, Inc.	1,204,995
32,746	Torchmark Corp.	2,460,862
14,647	Travelers Cos., Inc. (The)	1,190,508
27,895	Wells Fargo & Co.	1,264,759

		16,057,500

	Health Care - 10.3%
64,777	Abbott Laboratories	2,374,725
35,927	AmerisourceBergen Corp.	2,415,013
54,914	Baxter International, Inc.	3,750,626
22,774	Becton, Dickinson and Co.	2,462,325
19,069	C.R. Bard, Inc.	2,471,152
26,180	DENTSPLY International, Inc.	1,207,945
40,580	Johnson & Johnson	3,590,113
7,310	McKesson Corp.	1,274,937
42,752	Medtronic, Inc.	2,418,053
27,877	Mylan, Inc.(b)	1,265,895
23,789	Quest Diagnostics, Inc.	1,248,923
49,194	Stryker Corp.	3,817,454
51,466	UnitedHealth Group, Inc.	3,719,962

		32,017,123

	Industrials - 26.8%
28,233	3M Co.	3,619,188
48,797	AMETEK, Inc.	2,411,548
66,629	C.H. Robinson Worldwide, Inc.	3,900,462
42,476	Caterpillar, Inc.	3,988,921
21,621	Cintas Corp.	1,233,911
88,747	CSX Corp.	2,388,182
9,280	Cummins, Inc.	1,178,374
49,496	Danaher Corp.	3,682,007
28,554	Deere & Co.	2,454,502
27,139	Dover Corp.	2,349,152
56,083	Emerson Electric Co.	3,698,113
58,771	Expeditors International of Washington, Inc.	2,401,383
53,732	Fastenal Co.	2,360,447
16,242	Fluor Corp.	1,233,742
26,951	General Dynamics Corp.	2,730,406
47,534	General Electric Co.	1,194,529
14,214	Honeywell International, Inc.	1,296,743
31,078	Illinois Tool Works, Inc.	2,451,122
36,167	L-3 Communications Holdings, Inc.	4,017,069
17,153	Lockheed Martin Corp.	2,588,559
27,984	Norfolk Southern Corp.	2,591,039
22,029	Northrop Grumman Corp.	2,545,451
30,324	Pall Corp.	2,428,952
20,149	Parker Hannifin Corp.	2,284,292
28,275	Raytheon Co.	2,688,104
39,528	Republic Services, Inc.	1,266,082
33,733	Rockwell Collins, Inc.	2,548,866
18,389	Roper Industries, Inc.	2,523,706
23,835	Snap-On, Inc.	2,387,075
15,043	Union Pacific Corp.	2,621,092
33,774	United Technologies Corp.	3,850,912
14,579	W.W. Grainger, Inc.	3,418,484
29,386	Waste Management, Inc.	1,227,747

		83,560,162

	Information Technology - 4.4%
31,898	Automatic Data Processing, Inc.	2,443,387
20,530	International Business Machines Corp.	3,627,241
28,208	Linear Technology Corp.	1,256,384
35,558	Microsoft Corp.	1,345,870
33,626	Oracle Corp.	1,240,799
57,765	Paychex, Inc.	2,415,732
17,348	QUALCOMM, Inc.	1,287,569

		13,616,982

Schedule of Investments(a)

	Materials - 8.3%
23,379	Air Products & Chemicals, Inc.	$2,458,068
23,224	Airgas, Inc.	2,397,646
49,355	Ball Corp.	2,526,482
20,168	E.I. du Pont de Nemours & Co.	1,230,450
36,479	Ecolab, Inc.	3,667,599
14,952	International Flavors & Fragrances, Inc.	1,296,039
22,669	Monsanto Co.	2,415,382
29,017	Praxair, Inc.	3,619,000
13,291	Sherwin-Williams Co. (The)	2,435,709
41,153	Sigma-Aldrich Corp.	3,825,994

		25,872,369

	Utilities - 4.2%
54,474	AGL Resources, Inc.	2,602,768
41,975	Entergy Corp.	2,645,684
29,375	NextEra Energy, Inc.	2,700,444
27,383	SCANA Corp.	1,294,394
30,962	Southern Co. (The)	1,276,873
61,849	Wisconsin Energy Corp.	2,639,097

		13,159,260

	Total Common Stocks and Other Equity Interests (Cost $257,465,580)	312,233,213

	Money Market Fund - 0.0%
70,169	Invesco Premier Portfolio – Institutional Class(c) (Cost $70,169)	70,169

	Total Investments (Cost $257,535,749)(d)-100.0%	312,303,382
	Other assets less liabilities-(0.0)%	(98,884)

	Net Assets-100.0%	$312,204,498

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $258,339,182. The net unrealized appreciation was $53,964,200 which consisted of aggregate gross unrealized appreciation of $55,874,511 and aggregate gross unrealized depreciation of $1,910,311.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Chemicals - 1.9%
880,574	Calgon Carbon Corp.(b)	$17,884,458

	Commercial Services & Supplies - 4.0%
1,297,372	Tetra Tech, Inc.(b)	38,285,448

	Construction & Engineering - 3.8%
845,009	Aegion Corp.(b)	17,339,585
862,149	Layne Christensen Co.(b)	14,622,047
139,417	Northwest Pipe Co.(b)	4,890,748

		36,852,380

	Electrical Equipment - 10.3%
435,653	Franklin Electric Co., Inc.	17,356,415
590,061	Roper Industries, Inc.	80,979,972

		98,336,387

	Electronic Equipment, Instruments & Components - 4.7%
177,266	Badger Meter, Inc.	9,029,930
903,555	Itron, Inc.(b)	36,485,551

		45,515,481

	Life Sciences Tools & Services - 8.7%
768,923	Waters Corp.(b)	83,251,293

	Machinery - 48.5%
2,105,368	Energy Recovery, Inc.(b)	9,010,975
1,072,167	Flowserve Corp.	77,549,839
184,011	Gorman-Rupp Co. (The)	5,857,070
500,923	Lindsay Corp.	42,578,455
4,444,318	Mueller Water Products, Inc., Class A	38,576,680
457,174	Pall Corp.	36,619,638
1,082,170	Pentair Ltd.	80,437,696
566,503	Toro Co. (The)	35,893,630
264,430	Valmont Industries, Inc.	38,707,263
466,527	Watts Water Technologies, Inc., Class A	26,134,843
2,214,445	Xylem, Inc.	73,873,885

		465,239,974

	Multi-Utilities - 1.5%
933,284	Veolia Environnement SA ADR (France)	14,624,561

	Water Utilities - 16.6%
764,614	American States Water Co.	21,715,038
903,555	American Water Works Co., Inc.	38,464,336
1,589,762	Aqua America, Inc.	38,074,800
748,426	California Water Service Group	17,430,842

3,593,010	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	32,804,181
112,040	Connecticut Water Service, Inc.	3,775,748
577,648	Consolidated Water Co. Ltd. (Cayman Islands)	7,428,553

		159,693,498

	Total Common Stocks and Other Equity Interests (Cost $733,244,777)	959,683,480

	Money Market Fund - 0.1%
819,651	Invesco Premier Portfolio – Institutional Class(c) (Cost $819,651)	$819,651

	Total Investments (Cost $734,064,428)(d)-100.1%	960,503,131
	Other assets less liabilities-(0.1)%	(642,488)

	Net Assets-100.0%	$959,860,643

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $759,814,393. The net unrealized appreciation was $200,688,738 which consisted of aggregate gross unrealized appreciation of $250,018,814 and aggregate gross unrealized depreciation of $49,330,076.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Auto Components - 4.3%
291,666	Fuel Systems Solutions, Inc.(b)	$3,584,575
173,180	Gentherm, Inc.(b)	4,412,627
125,240	Quantum Fuel Systems Technologies Worldwide, Inc.(b)(c)	1,077,064

		9,074,266

	Automobiles - 2.2%
26,289	Tesla Motors, Inc.(b)(c)	4,769,087

	Chemicals - 7.5%
40,192	Air Products & Chemicals, Inc.	4,225,787
49,771	Cytec Industries, Inc.	4,477,897
109,449	OM Group, Inc.(b)	3,539,581
150,327	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,744,645

		15,987,910

	Commercial Services & Supplies - 2.7%
257,209	EnerNOC, Inc.(b)	5,761,482

	Construction & Engineering - 4.2%
463,035	Ameresco, Inc., Class A(b)	4,565,525
141,164	Quanta Services, Inc.(b)	4,400,082

		8,965,607

	Electric Utilities - 2.2%
45,516	ITC Holdings Corp.	4,710,906

	Electrical Equipment - 16.5%
673,315	American Superconductor Corp.(b)(c)	1,009,973
655,360	Ballard Power Systems, Inc. (Canada)(b)(c)	1,389,363
102,185	Broadwind Energy, Inc.(b)	944,189
2,183,556	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	5,895,601
777,123	Enphase Energy, Inc.(b)(c)	5,750,710
3,303,050	FuelCell Energy, Inc.(b)(c)	4,723,362
56,274	Hydrogenics Corp. (Canada)(b)	1,348,325
101,960	Polypore International, Inc.(b)(c)	3,379,974
250,747	PowerSecure International, Inc.(b)	4,839,417
76,664	SolarCity Corp.(b)(c)	5,680,036

		34,960,950

	Electronic Equipment, Instruments & Components - 6.9%
470,367	Echelon Corp.(b)	1,909,690
107,570	Itron, Inc.(b)	4,343,676
508,004	Maxwell Technologies, Inc.(b)	4,145,313
128,043	Universal Display Corp.(b)	4,158,837

		14,557,516

	Independent Power Producers & Energy Traders - 6.0%
226,672	Calpine Corp.(b)	4,302,235
165,808	Ormat Technologies, Inc. (Israel)	4,087,167
152,571	Pattern Energy Group, Inc.	4,255,205

		12,644,607

	Metals & Mining - 0.5%
768,001	Rare Element Resources Ltd. (Canada)(b)(c)	1,159,681

	Oil, Gas & Consumable Fuels - 9.8%
1,237,310	Amyris, Inc.(b)(c)	$5,233,821
333,245	Cosan Ltd., Class A (Brazil)	3,852,312
756,198	Gevo, Inc.(b)(c)	1,047,334
614,414	KiOR, Inc., Class A(b)(c)	731,153
394,588	Renewable Energy Group, Inc.(b)	3,949,826
454,756	Solazyme, Inc.(b)(c)	5,898,186

		20,712,632

	Semiconductors & Semiconductor Equipment - 35.3%
195,237	Advanced Energy Industries, Inc.(b)	5,329,970
308,130	Aixtron SE ADR (Germany)(b)(c)	4,692,820
151,019	Canadian Solar, Inc. (Canada)(b)(c)	5,909,373
71,597	Cree, Inc.(b)	4,325,891
81,739	First Solar, Inc.(b)	4,134,359
510,602	GT Advanced Technologies, Inc.(b)(c)	5,243,883
1,796,910	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	4,797,750
171,658	International Rectifier Corp.(b)	4,464,824
506,615	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	4,670,990
1,322,076	ReneSola Ltd. ADR (China)(b)(c)	4,362,851
462,347	Rubicon Technology, Inc.(b)(c)	5,071,947
707,236	STR Holdings, Inc.(b)	1,060,854
335,287	SunEdison, Inc.(b)	4,663,842
155,616	SunPower Corp. (France)(b)(c)	5,035,734
345,765	Trina Solar Ltd. ADR (China)(b)(c)	5,134,610
975,211	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	5,939,035

		74,838,733

	Software - 1.7%
218,575	Silver Spring Networks, Inc.(b)(c)	3,726,704

	Total Common Stocks and Other Equity Interests (Cost $197,634,711)	211,870,081

	Money Market Fund - 0.1%
184,049	Invesco Premier Portfolio – Institutional Class(d) (Cost $184,049)	184,049

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $197,818,760)-99.9%	212,054,130

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 29.9%
63,519,260	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $63,519,260)	63,519,260

	Total Investments (Cost $261,338,020)(f) -129.8%	275,573,390
	Other assets less liabilities-(29.8)%	(63,304,137)

	Net Assets-100.0%	$212,269,253

Investment Abbreviations:

ADR - American Depositary Receipt

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $270,114,327. The net unrealized appreciation was $5,459,063 which consisted of aggregate gross unrealized appreciation of $38,639,381 and aggregate gross unrealized depreciation of $33,180,318.

This Fund has holdings greater than 10% of net assets in the following countries:

China	12.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 1.7%
16,865	Hexcel Corp.(b)	$702,933

	Auto Components - 5.3%
14,541	Johnson Controls, Inc.	670,631
33,299	Remy International, Inc	666,313
13,739	Tenneco, Inc.(b)	780,925

		2,117,869

	Automobiles - 2.6%
26,720	Kandi Technologies Group, Inc.(b)(c)	319,571
25,343	Tata Motors Ltd. ADR (India)	705,803

		1,025,374

	Building Products - 5.1%
13,698	A.O. Smith Corp	646,820
20,322	Apogee Enterprises, Inc.	686,884
18,456	Owens Corning(b)	704,096

		2,037,800

	Chemicals - 7.5%
13,911	Advanced Emissions Solutions, Inc.(b)	694,576
19,826	LSB Industries, Inc.(b)	656,439
15,561	Methanex Corp. (Canada)	932,415
10,309	Rockwood Holdings, Inc.	706,476

		2,989,906

	Commercial Services & Supplies - 2.4%
58,044	China Recycling Energy Corp.(b)(c)	161,362
45,656	Covanta Holding Corp.	821,808

		983,170

	Construction & Engineering - 5.9%
9,806	Chicago Bridge & Iron Co. NV	735,352
23,101	Foster Wheeler AG (Switzerland)(b)	692,568
25,439	MasTec, Inc.(b)	914,278

		2,342,198

	Electric Utilities - 5.7%
317,907	Centrais Eletricas Brasileiras SA ADR (Brazil)(c)	673,963
136,830	Companhia Energetica de Minas Gerais ADR (Brazil)(c)	789,509
20,680	NRG Yield, Inc., Class A	805,279

		2,268,751

	Electrical Equipment - 16.4%
6,810	Acuity Brands, Inc.	865,142
165,705	Capstone Turbine Corp.(b)(c)	268,442
9,805	Eaton Corp. PLC	716,647
10,663	Emerson Electric Co.	703,118
11,502	EnerSys	782,826
25,350	General Cable Corp.	723,236
10,548	Global Power Equipment Group, Inc.	187,860
64,547	GrafTech International Ltd.(b)	661,607
10,259	Power Solutions International, Inc.(b)	682,326
10,050	Regal-Beloit Corp.	744,605
64,211	Revolution Lighting Technologies, Inc.(b)(c)	193,275

		6,529,084

	Electronic Equipment, Instruments & Components - 1.9%
44,121	Corning, Inc.	759,322

	Energy Equipment & Services - 3.7%
94,805	McDermott International, Inc.(b)	$790,674
48,030	Nuverra Environmental Solutions, Inc.(b)(c)	694,514

		1,485,188

	Food & Staples Retailing - 2.1%
9,992	Andersons, Inc. (The)	826,738

	Household Products - 1.8%
7,508	Energizer Holdings, Inc.	709,506

	Industrial Conglomerates - 3.5%
20,337	Koninklijke Philips NV (Netherlands)	705,694
5,449	Siemens AG ADR (Germany)(c)	688,154

		1,393,848

	Machinery - 13.5%
23,868	Altra Industrial Motion Corp.	748,500
8,731	Chart Industries, Inc.(b)	745,977
21,484	ESCO Technologies, Inc.	749,792
38,354	Luxfer Holdings PLC ADR (United Kingdom)	803,133
24,060	PMFG, Inc.(b)	179,728
8,644	WABCO Holdings, Inc.(b)	745,286
41,071	Westport Innovations, Inc. (Canada)(b)(c)	699,028
16,412	Woodward, Inc.	703,254

		5,374,698

	Oil, Gas & Consumable Fuels - 18.1%
43,598	Cameco Corp. (Canada)	925,150
33,106	Chesapeake Energy Corp.	890,883
59,647	Clean Energy Fuels Corp.(b)(c)	711,589
769,536	Denison Mines Corp. (Canada)(b)(c)	1,054,264
22,432	Golar LNG Ltd. (Norway)(c)	796,560
10,931	Range Resources Corp.	942,143
122,306	Rentech, Inc.(b)	218,928
15,934	Sasol Ltd. ADR (South Africa)	767,859
22,635	Southwestern Energy Co.(b)	921,018

		7,228,394

	Real Estate Investment Trusts - 0.5%
14,954	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	197,841

	Semiconductors & Semiconductor Equipment - 2.2%
23,208	Veeco Instruments, Inc.(b)	882,136

	Total Common Stocks and Other Equity Interests (Cost $33,126,964)	39,854,756

	Money Market Fund - 0.2%
71,991	Invesco Premier Portfolio – Institutional Class(d) (Cost $71,991)	71,991

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $33,198,955)-100.1%	39,926,747

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 13.5%
5,373,112	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $5,373,112)	5,373,112

	Total Investments (Cost $38,572,067)(f)-113.6%	45,299,859
	Other assets less liabilities-(13.6)%	(5,413,869)

	Net Assets-100.0%	$39,885,990

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $39,655,970. The net unrealized appreciation was $5,643,889 which consisted of aggregate gross unrealized appreciation of $9,402,066 and aggregate gross unrealized depreciation of $3,758,177.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Buyback Achievers™ Portfolio (PKW)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.3%
	Consumer Discretionary - 34.3%
75,751	ANN, Inc.(b)	$2,449,787
55,606	AutoZone, Inc.(b)	27,528,306
64,286	Bally Technologies, Inc.(b)	4,713,449
130,423	bebe Stores, Inc.	648,202
354,242	Bed Bath & Beyond, Inc.(b)	22,618,352
26,421	Blyth, Inc.	247,829
43,676	Bob Evans Farms, Inc.	2,194,719
110,564	Brinker International, Inc.	5,346,875
89,945	Carter’s, Inc.	6,048,801
989,892	CBS Corp., Class B	58,126,458
36,741	Children’s Place Retail Stores, Inc. (The)(b)	1,935,148
72,460	Dillard’s, Inc., Class A	6,325,758
866,764	DIRECTV(b)	60,179,424
343,270	Dollar Tree, Inc.(b)	17,342,000
91,065	Fossil Group, Inc.(b)	10,183,799
740,624	Gap, Inc. (The)	28,202,962
2,291,237	General Motors Co.(b)	82,667,831
50,227	hhgregg, Inc.(b)(c)	414,875
1,663,553	Home Depot, Inc. (The)	127,844,048
85,079	Iconix Brand Group, Inc.(b)	3,164,939
410,583	International Game Technology	5,924,713
353,243	Kohl’s Corp.	17,884,693
133,115	Lear Corp.	9,628,208
838,643	Liberty Interactive Corp., Class A(b)	22,400,155
1,725,188	Lowe’s Cos., Inc.	79,858,952
607,844	Macy’s, Inc.	32,337,301
44,627	Marcus Corp. (The)	582,829
494,116	Marriott International, Inc., Class A	24,359,919
93,258	Martha Stewart Living Omnimedia, Inc., Class A(b)	372,099
78,298	Men’s Wearhouse, Inc. (The)	3,761,436
13,041	NACCO Industries, Inc., Class A	769,941
7,502	NVR, Inc.(b)	8,652,882
177,040	O’Reilly Automotive, Inc.(b)	23,188,699
45,713	Outerwall, Inc.(b)	2,939,803
46,463	Panera Bread Co., Class A(b)	7,855,499
71,079	Papa John’s International, Inc.	3,421,032
88,289	Rent-A-Center, Inc.	2,201,928
270,349	Sally Beauty Holdings, Inc.(b)	7,672,505
156,929	Six Flags Entertainment Corp.	5,632,182
92,308	Smith & Wesson Holding Corp.(b)	1,208,312
86,917	Sonic Automotive, Inc., Class A	1,949,548
17,849	Strayer Education, Inc.(b)	624,001
465,003	Time Warner Cable, Inc.	61,970,950
190,286	TRW Automotive Holdings Corp.(b)	14,109,707
83,574	Tupperware Brands Corp.	6,548,859
735,686	Viacom, Inc., Class B	60,399,821
80,256	Visteon Corp.(b)	6,501,539
139,757	Wet Seal, Inc. (The), Class A(b)	334,019
214,953	Wyndham Worldwide Corp.	15,248,766

		896,523,860

	Consumer Staples - 2.3%
428,304	Coca-Cola Enterprises, Inc.	18,541,280
166,626	Herbalife Ltd. (Cayman Islands)(c)	10,725,716

37,544	Ingles Markets, Inc., Class A	$1,020,446
607,650	Lorillard, Inc.	29,908,533

		60,195,975

	Energy - 5.3%
604,887	Denbury Resources, Inc.(b)	9,720,534
1,399,226	Halliburton Co.	68,576,066
496,571	Marathon Petroleum Corp.	43,226,506
219,119	Tesoro Corp.	11,289,011
131,521	Western Refining, Inc.	5,143,786

		137,955,903

	Financials - 11.5%
151,873	AllianceBernstein Holding LP (France)	3,392,843
750,313	Allstate Corp. (The)	38,416,026
465,972	American Capital Ltd.(b)	7,273,823
320,912	Ameriprise Financial, Inc.	33,901,144
108,253	Aspen Insurance Holdings Ltd.	4,211,042
268,106	Associated Banc-Corp.	4,415,706
119,953	Assurant, Inc.	7,838,929
300,174	Assured Guaranty Ltd.	6,348,680
37,883	Credit Acceptance Corp.(b)	5,272,556
64,047	DFC Global Corp.(b)	481,633
786,590	Discover Financial Services	42,200,554
30,718	eHealth, Inc.(b)	1,641,263
79,019	Everest Re Group Ltd.	11,438,790
18,694	FBR & Co.(b)	453,516
15,867	First Citizens BancShares, Inc., Class A	3,510,415
157,124	First Commonwealth Financial Corp.	1,289,988
31,121	First Community Bancshares, Inc.	503,849
806,820	Fortress Investment Group LLC, Class A	6,672,401
198,995	Legg Mason, Inc.	8,427,438
167,795	LPL Financial Holdings, Inc.	8,982,066
81,560	Montpelier Re Holdings Ltd. (Bermuda)	2,273,077
37,310	MVC Capital, Inc.	531,668
524,241	People’s United Financial, Inc.	7,449,465
26,236	Piper Jaffray Cos.(b)	1,030,550
46,039	Platinum Underwriters Holdings Ltd.	2,616,857
73,264	RenaissanceRe Holdings Ltd.	6,645,777
42,835	Rockville Financial, Inc.	568,849
719,657	SLM Corp.	16,379,393
724,172	State Street Corp.	48,483,315
57,919	Universal Insurance Holdings, Inc.	645,797
430,811	Unum Group	13,872,114
18,943	World Acceptance Corp.(b)(c)	1,812,656

		298,982,180

	Health Care - 11.1%
128,487	C.R. Bard, Inc.	16,650,630
29,089	Chemed Corp.	2,295,704
34,534	Corvel Corp.(b)	1,635,530
180,476	Edwards Lifesciences Corp.(b)	11,752,597
144,223	HealthSouth Corp.	4,488,220
85,604	IDEXX Laboratories, Inc.(b)	9,781,113
144,174	Laboratory Corp. of America Holdings(b)	12,951,150
631,557	Mylan, Inc.(b)	28,679,003
123,313	Myriad Genetics, Inc.(b)	3,407,138
169,875	Omnicare, Inc.	10,610,393
4,471,986	Pfizer, Inc.	135,948,374
32,787	PhotoMedex, Inc.(b)	456,067
239,895	Quest Diagnostics, Inc.	12,594,488
481,372	St. Jude Medical, Inc.	29,233,722
22,658	SurModics, Inc.(b)	552,402
163,683	Tenet Healthcare Corp.(b)	7,531,055

		288,567,586

	Industrials - 7.2%
332,828	ADT Corp. (The)	9,998,153
161,983	AECOM Technology Corp.(b)	4,644,052
12,948	American Science & Engineering, Inc.	885,514
89,332	Armstrong World Industries, Inc.(b)	4,974,006

Schedule of Investments(a)

41,303	Atlas Air Worldwide Holdings, Inc.(b)	$1,459,235
182,771	Babcock & Wilcox Co. (The)	6,265,390
250,136	C.H. Robinson Worldwide, Inc.	14,642,961
78,183	CBIZ, Inc.(b)	672,374
62,949	Dun & Bradstreet Corp. (The)	6,924,390
230,066	Flowserve Corp.	16,640,674
27,508	Franklin Covey Co.(b)	525,678
55,635	Kforce, Inc.	1,008,662
146,196	L-3 Communications Holdings, Inc.	16,237,990
366,193	Northrop Grumman Corp.	42,313,601
142,513	Oshkosh Corp.	7,715,654
77,227	PGT, Inc.(b)	824,784
52,453	Pike Corp.(b)	552,855
1,149,303	Southwest Airlines Co.	24,077,898
74,816	SPX Corp.	7,449,429
256,045	Stanley Black & Decker, Inc.	19,817,883

		187,631,183

	Information Technology - 16.9%
1,147,178	Activision Blizzard, Inc.	19,651,160
95,164	ADTRAN, Inc.	2,416,214
129,447	AOL, Inc.(b)	5,964,918
242,837	Computer Sciences Corp.	14,669,783
26,501	Comtech Telecommunications Corp.	806,160
167,787	Convergys Corp.	3,417,821
92,920	Dice Holdings, Inc.(b)	650,440
55,150	Digital River, Inc.(b)	969,537
69,563	DST Systems, Inc.	6,330,233
233,673	FLIR Systems, Inc.	7,412,108
32,584	Forrester Research, Inc.	1,223,203
120,237	Global Payments, Inc.	7,946,463
166,293	Harmonic, Inc.(b)	1,090,882
176,299	Harris Corp.	12,224,573
77,572	Higher One Holdings, Inc.(b)	601,959
137,401	IAC/InterActiveCorp.	9,623,566
267,880	Lam Research Corp.(b)	13,557,407
811,433	Marvell Technology Group Ltd.	12,114,695
124,187	MICROS Systems, Inc.(b)	6,896,104
172,997	Monster Worldwide, Inc.(b)	1,058,742
426,770	Motorola Solutions, Inc.	27,227,926
103,291	NeuStar, Inc., Class A(b)	3,500,532
937,851	NVIDIA Corp.	14,724,261
3,580,160	Oracle Corp.	132,107,904
85,642	Progress Software Corp.(b)	2,069,967
143,092	QLogic Corp.(b)	1,655,574
372,628	SanDisk Corp.	25,916,277
127,617	Silicon Image, Inc.(b)	713,379
64,273	Telenav, Inc.(b)	417,774
83,179	TeleTech Holdings, Inc.(b)	1,814,966
110,121	ValueClick, Inc.(b)	2,367,602
320,180	Vantiv, Inc., Class A(b)	9,714,261
226,080	Verisign, Inc.(b)	13,282,200
66,813	WebMD Health Corp.(b)	3,200,343
910,988	Western Union Co. (The)	14,029,215
1,673,414	Yahoo!, Inc.(b)	60,276,372

		441,644,521

	Materials - 5.1%
121,652	Airgas, Inc.	12,559,353
134,275	Albemarle Corp.	8,617,770
238,586	Ball Corp.	12,213,217
94,542	CF Industries Holdings, Inc.	21,825,966
34,740	Clearwater Paper Corp.(b)	1,978,443
58,498	Cytec Industries, Inc.	5,263,065
575,068	Graphic Packaging Holding Co.(b)	5,463,146
234,279	PPG Industries, Inc.	42,723,118
120,711	Rockwood Holdings, Inc.	8,272,325
104,609	Silgan Holdings, Inc.	4,794,230

140,878	Valspar Corp. (The)	$9,900,906

		133,611,539

	Telecommunication Services - 6.1%
3,895,817	AT&T, Inc.	129,808,623
975,024	CenturyLink, Inc.	28,139,193
340,148	Vonage Holdings Corp.(b)	1,568,082

		159,515,898

	Utilities - 0.5%
717,914	Calpine Corp.(b)	13,626,008

	Total Common Stocks and Other Equity Interests (Cost $2,521,653,404)	2,618,254,653

	Money Market Fund - 0.1%
2,857,546	Invesco Premier Portfolio – Institutional Class(d) (Cost $2,857,546)	2,857,546

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,524,510,950)-100.4%	2,621,112,199

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.4%
11,776,491	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $11,776,491)	11,776,491

	Total Investments (Cost $2,536,287,441)(f)-100.8%	2,632,888,690
	Other assets less liabilities-(0.8)%	(21,388,153)

	Net Assets-100.0%	$2,611,500,537

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,538,054,900. The net unrealized appreciation was $94,833,790 which consisted of aggregate gross unrealized appreciation of $101,141,718 and aggregate gross unrealized depreciation of $6,307,928.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.9%
1,923	Cracker Barrel Old Country Store, Inc.	$190,396
9,299	Family Dollar Stores, Inc.	574,864
12,470	Genuine Parts Co.	1,025,658
3,970	John Wiley & Sons, Inc., Class A	214,936
11,408	Leggett & Platt, Inc.	342,468
84,976	Lowe’s Cos., Inc.	3,933,539
2,204	Matthews International Corp., Class A	93,714
80,388	McDonald’s Corp.	7,570,138
2,939	Meredith Corp.	134,547
510	NACCO Industries, Inc., Class A	30,110
57,491	NIKE, Inc., Class B	4,188,219
5,596	Polaris Industries, Inc.	700,619
17,506	Ross Stores, Inc.	1,188,833
51,067	Target Corp.	2,892,435
10,345	Tiffany & Co.	860,601
57,785	TJX Cos., Inc. (The)	3,314,548
35,573	VF Corp.	2,079,242

		29,334,867

	Consumer Staples - 22.9%
161,585	Altria Group, Inc.	5,691,024
1,510	Andersons, Inc. (The)	124,937
53,158	Archer-Daniels-Midland Co.	2,098,678
10,406	Brown-Forman Corp., Class B	801,262
3,103	Casey’s General Stores, Inc.	213,083
11,217	Church & Dwight Co., Inc.	724,394
10,425	Clorox Co. (The)	920,215
340,523	Coca-Cola Co. (The)	12,878,580
74,749	Colgate-Palmolive Co.	4,576,881
21,323	Hormel Foods Corp.	968,917
8,494	J.M. Smucker Co. (The)	818,737
30,833	Kimberly-Clark Corp.	3,372,205
2,204	Lancaster Colony Corp.	191,572
9,683	McCormick & Co., Inc.,	621,455
4,805	Nu Skin Enterprises, Inc., Class A	409,146
123,902	PepsiCo, Inc.	9,956,765
162,498	Procter & Gamble Co. (The)	12,450,597
46,986	Sysco Corp.	1,648,269
3,013	Tootsie Roll Industries, Inc.	91,414
1,875	Universal Corp.	96,225
7,633	Vector Group Ltd.	136,325
76,727	Walgreen Co.	4,400,293
168,937	Wal-Mart Stores, Inc.	12,616,215

		75,807,189

	Energy - 17.2%
2,986	Alliance Resource Partners LP	246,046
9,293	Buckeye Partners LP	678,296
1,864	CARBO Ceramics, Inc.	214,584
111,774	Chevron Corp.	12,477,332
98,978	ConocoPhillips	6,428,621
5,872	Energen Corp.	415,268
74,741	Enterprise Products Partners LP	4,961,308
22,054	EOG Resources, Inc.	3,644,203
146,401	Exxon Mobil Corp.	13,492,316
8,656	Helmerich & Payne, Inc.	762,074

25,063	Kinder Morgan Energy Partners LP	$1,992,007
18,313	Magellan Midstream Partners LP	1,217,082
15,106	Murphy Oil Corp.	855,151
6,292	NuStar Energy LP	311,454
65,123	Occidental Petroleum Corp.	5,702,821
16,666	ONEOK, Inc.	1,141,454
27,707	Plains All American Pipeline LP	1,398,926
8,386	Sunoco Logistics Partners LP	658,972
5,035	TC Pipelines LP	234,228

		56,832,143

	Financials - 6.3%
1,965	1st Source Corp.	57,909
37,656	Aflac, Inc.	2,364,044
996	Arrow Financial Corp.	24,830
1,236	BancFirst Corp.	66,781
2,965	Bank of the Ozarks, Inc.	187,981
11,749	Brown & Brown, Inc.	369,976
20,340	Chubb Corp. (The)	1,719,544
13,236	Cincinnati Financial Corp.	641,284
7,744	Commerce Bancshares, Inc.	336,632
3,260	Community Bank System, Inc.	116,056
1,276	Community Trust Bancorp, Inc.	51,703
4,887	Cullen/Frost Bankers, Inc.	361,736
9,770	Eaton Vance Corp.	371,944
3,761	Erie Indemnity Co., Class A	263,909
3,067	Essex Property Trust, Inc. REIT	485,721
5,244	Federal Realty Investment Trust REIT	571,596
1,075	First Financial Corp.	34,583
50,966	Franklin Resources, Inc.	2,650,742
8,095	HCC Insurance Holdings, Inc.	347,356
36,788	HCP, Inc. REIT	1,440,250
21,878	McGraw-Hill Financial, Inc.	1,663,603
4,440	Mercury General Corp.	203,485
2,666	National Health Investors, Inc. REIT	167,878
9,824	National Retail Properties, Inc. REIT	326,157
21,005	Old Republic International Corp.	328,098
25,675	People’s United Financial, Inc.	364,842
5,328	Prosperity Bancshares, Inc.	333,320
15,829	Realty Income Corp. REIT	645,507
1,497	Republic Bancorp, Inc., Class A	34,566
3,465	RLI Corp.	144,352
13,783	SEI Investments Co.	469,449
15,172	Senior Housing Properties Trust REIT	341,673
1,446	Southside Bancshares, Inc.	38,536
3,554	StanCorp Financial Group, Inc.	228,344
21,079	T. Rowe Price Group, Inc.	1,653,437
7,618	Tanger Factory Outlet Centers, Inc. REIT	254,289
1,188	Tompkins Financial Corp.	55,717
3,648	UMB Financial Corp.	216,290
4,073	United Bankshares, Inc.	121,742
1,024	Universal Health Realty Income Trust REIT	43,418
1,896	Urstadt Biddle Properties, Inc., Class A REIT	35,569
10,911	W.R. Berkley Corp.	422,910
2,151	Westamerica Bancorp.	106,173
661	Westwood Holdings Group, Inc.	37,789
5,504	WP Carey, Inc. REIT	325,176

		21,026,897

	Health Care - 8.8%
124,919	Abbott Laboratories	4,579,530
15,681	Becton, Dickinson and Co.	1,695,430
6,292	C.R. Bard, Inc.	815,380
27,588	Cardinal Health, Inc.	1,876,536
144,576	Johnson & Johnson	12,790,639
80,587	Medtronic, Inc.	4,558,001
5,099	Owens & Minor, Inc.	176,629
30,539	Stryker Corp.	2,369,826

Schedule of Investments(a)

5,642	West Pharmaceutical Services, Inc.	$267,713

		29,129,684

	Industrials - 15.0%
54,394	3M Co.	6,972,767
6,301	A.O. Smith Corp.	297,533
4,454	ABM Industries, Inc.	118,744
3,923	Brady Corp., Class A	107,333
12,250	C.H. Robinson Worldwide, Inc.	717,115
5,138	Carlisle Cos., Inc.	382,935
51,412	Caterpillar, Inc.	4,828,101
9,686	Cintas Corp.	552,780
4,045	CLARCOR, Inc.	224,174
11,801	Donaldson Co., Inc.	486,909
13,764	Dover Corp.	1,191,412
56,874	Emerson Electric Co.	3,750,272
16,609	Expeditors International of Washington, Inc.	678,644
23,974	Fastenal Co.	1,053,178
3,849	Franklin Electric Co., Inc.	153,344
28,454	General Dynamics Corp.	2,882,675
2,121	Gorman-Rupp Co. (The)	67,511
4,947	Graco, Inc.	343,767
35,858	Illinois Tool Works, Inc.	2,828,120
6,593	Lincoln Electric Holdings, Inc.	456,236
1,040	Lindsay Corp.	88,400
25,878	Lockheed Martin Corp.	3,905,249
2,075	McGrath RentCorp	75,986
3,004	Mine Safety Appliances Co.	151,341
5,188	Nordson Corp.	359,632
24,957	Norfolk Southern Corp.	2,310,769
12,057	Parker Hannifin Corp.	1,366,902
16,319	Pitney Bowes, Inc.	410,912
2,939	Raven Industries, Inc.	110,066
11,785	Rollins, Inc.	339,644
8,023	Roper Industries, Inc.	1,101,077
12,540	Stanley Black & Decker, Inc.	970,596
1,492	Tennant Co.	95,682
74,133	United Technologies Corp.	8,452,645
2,164	Valmont Industries, Inc.	316,766
5,607	W.W. Grainger, Inc.	1,314,729
2,426	Watsco, Inc.	229,548

		49,693,494

	Information Technology - 5.9%
38,895	Automatic Data Processing, Inc.	2,979,357
1,161	Badger Meter, Inc.	59,141
930	Cass Information Systems, Inc.	50,332
5,157	Diebold, Inc.	173,224
3,482	FactSet Research Systems, Inc.	368,291
8,634	Harris Corp.	598,681
76,166	International Business Machines Corp.	13,457,009
6,914	Jack Henry & Associates, Inc.	385,663
18,918	Linear Technology Corp.	842,608
22,830	Maxim Integrated Products, Inc.	690,836

		19,605,142

	Materials - 6.3%
17,069	Air Products & Chemicals, Inc.	1,794,635
6,576	Albemarle Corp.	422,048
5,320	AptarGroup, Inc.	339,416
8,316	Bemis Co., Inc.	320,249
24,342	Ecolab, Inc.	2,447,345
4,060	H.B. Fuller Co.	189,115
6,585	International Flavors & Fragrances, Inc.	570,788
42,483	Monsanto Co.	4,526,564
25,708	Nucor Corp.	1,242,982
11,474	PPG Industries, Inc.	2,092,398
23,782	Praxair, Inc.	2,966,091
5,206	Royal Gold, Inc.	291,223
10,740	RPM International, Inc.	426,056

8,186	Sherwin-Williams Co. (The)	$1,500,166
9,668	Sigma-Aldrich Corp.	898,834
8,236	Sonoco Products Co.	340,806
1,803	Stepan Co.	114,292
7,002	Valspar Corp. (The)	492,100

		20,975,108

	Telecommunication Services - 4.0%
388,685	AT&T, Inc.	12,950,984
1,273	Atlantic Tele-Network, Inc.	74,152
8,187	Telephone & Data Systems, Inc.	221,213

		13,246,349

	Utilities - 4.7%
9,597	AGL Resources, Inc.	458,545
3,128	American States Water Co.	88,835
14,276	Aqua America, Inc.	341,910
7,344	Atmos Energy Corp.	352,585
4,850	Avista Corp.	139,826
3,594	Black Hills Corp.	197,059
3,856	California Water Service Group	89,806
890	Connecticut Water Service, Inc.	29,993
23,663	Consolidated Edison, Inc.	1,287,504
15,255	MDU Resources Group, Inc.	488,770
1,867	MGE Energy, Inc.	106,307
1,286	Middlesex Water Co.	25,591
6,761	National Fuel Gas Co.	509,509
3,395	New Jersey Resources Corp.	154,812
35,159	NextEra Energy, Inc.	3,232,167
25,457	Northeast Utilities	1,115,017
2,181	Northwest Natural Gas Co.	90,642
6,134	Piedmont Natural Gas Co., Inc.	202,545
50,919	PPL Corp.	1,556,594
14,144	Questar Corp.	329,838
11,355	SCANA Corp.	536,751
1,628	SJW Corp.	46,577
2,602	South Jersey Industries, Inc.	138,791
71,237	Southern Co. (The)	2,937,814
9,218	UGI Corp.	399,969
3,355	UNS Energy Corp.	200,897
6,654	Vectren Corp.	243,004
4,185	WGL Holdings, Inc.	158,109
1,045	York Water Co. (The)	21,287

		15,481,054

	Total Investments (Cost $265,949,316)(b)-100.0%	331,131,927
	Other assets less liabilities-(0.0)%	(129,869)

	Net Assets-100.0%	$331,002,058

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $268,556,731. The net unrealized appreciation was $62,575,196 which consisted of aggregate gross unrealized appreciation of $65,728,342 and aggregate gross unrealized depreciation of $3,153,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 100.0%
	Capital Markets - 10.3%
623,338	Bank of New York Mellon Corp. (The), 5.20%	$13,326,966
506,861	Charles Schwab Corp. (The), 6.00%, Series B	12,002,468
811,897	Goldman Sachs Group, Inc. (The), 5.50%, Series J	18,771,059
1,020,039	Goldman Sachs Group, Inc. (The), 5.95%	22,746,870
923,451	Goldman Sachs Group, Inc. (The), 6.20%, Series B	21,793,444
774,412	Morgan Stanley, 6.88%	19,685,553
892,381	Morgan Stanley, 7.13%, Series E	23,255,449
557,851	State Street Corp., 5.25%, Series C	12,306,193

		143,888,002

	Commercial Banks - 54.2%
761,624	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	19,048,216
843,331	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	21,403,741
622,094	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	15,838,513
2,396,371	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	61,179,352
121,933	BB&T Corp., 5.20%, Series G	2,453,292
2,080,537	BB&T Corp., 5.63%, Series E	44,939,599
400,693	BB&T Corp., 5.85%	9,071,689
521,253	Fifth Third Bancorp, 6.63%, Series I(b)	13,291,951
368,581	First Niagara Financial Group, Inc., 8.63%, Series B	10,552,474
544,214	HSBC Finance Corp., 6.36%, Series B (United Kingdom)	12,848,893
4,446,445	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	119,475,977
2,346,093	HSBC Holdings PLC, 8.13% (United Kingdom)	60,224,207
461,083	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	11,185,874
1,825,198	PNC Financial Services Group, Inc. (The), 6.13%, Series P	46,506,045
534,480	Regions Financial Corp., 6.38%, Series A	12,458,729
438,379	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	9,056,910
333,565	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	7,345,101
372,561	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	8,404,976
316,430	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,233,590
1,363,409	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	33,458,057
771,112	Santander Finance Preferred SAU, 10.50%, Series 10 (Spain)	20,426,757
501,203	SunTrust Banks, Inc., 5.88%, Series E	10,966,322
831,478	U.S. Bancorp, 5.15%, Series H	17,369,575
657,494	U.S. Bancorp, 6.00%, Series G	18,120,535

1,042,621	U.S. Bancorp, 6.50%, Series F	$28,307,160
52,150	Wells Fargo & Co., 5.13%, Series O	1,125,918
1,005,671	Wells Fargo & Co., 5.20%	21,370,509
442,205	Wells Fargo & Co., 5.25%, Series P	9,432,233
1,348,437	Wells Fargo & Co., 5.85%	32,564,754
143,592	Wells Fargo & Co., 6.63%(b)	3,777,906
17,140	Wells Fargo & Co., 7.50%, Series L	19,839,550
1,781,236	Wells Fargo & Co., 8.00%, Series J	50,783,038

		760,061,443

	Consumer Finance - 2.9%
253,926	Ally Financial, Inc., 8.50%, Series A	6,863,620
848,401	Capital One Financial Corp., 6.00%, Series B	19,335,059
630,656	Discover Financial Services, 6.50%, Series B	15,060,065

		41,258,744

	Diversified Financial Services - 19.9%
572,518	Bank of America Corp., 6.20%, Series D	14,083,943
78,610	Bank of America Corp., 6.38%, Series 3	1,921,228
27,488	Bank of America Corp., 7.25%, Series L	30,748,352
704,191	Citigroup, Inc., 5.80%, Series C	15,196,442
1,062,436	Citigroup, Inc., 6.88%, Series K(b)	27,304,605
827,804	Citigroup, Inc., 7.13%, Series J	21,564,294
696,830	ING Groep NV, 6.13% (Netherlands)	16,459,125
162,703	ING Groep NV, 6.20% (Netherlands)	3,952,056
1,355,872	ING Groep NV, 6.38% (Netherlands)	32,920,572
2,323,178	ING Groep NV, 7.38% (Netherlands)	58,985,489
854,711	JPMorgan Chase & Co., 5.45%, Series P	18,034,402
1,270,699	JPMorgan Chase & Co., 5.50%, Series O	26,951,526
343,500	JPMorgan Chase & Co., 6.70%, Series T(b)	8,518,800
121,006	KKR Financial Holdings LLC, 7.38%, Series A	2,973,117

		279,613,951

	Insurance - 12.7%
727,381	Aegon NV, 6.38% (Netherlands)	17,784,465
245,156	Aegon NV, 6.50% (Netherlands)	5,979,355
152,082	Aegon NV, 6.88% (Netherlands)	3,861,362
1,143,801	Aegon NV, 7.25% (Netherlands)	29,006,793
310,830	Allstate Corp. (The), 5.63%	6,996,783
315,048	Allstate Corp. (The), 6.75%, Series C	8,096,734
346,313	Arch Capital Group Ltd., 6.75%, Series C	8,605,878
283,377	Aspen Insurance Holdings Ltd., 5.95%	6,829,386
407,738	Axis Capital Holdings Ltd., 6.88%, Series C	10,120,057
1,487,157	MetLife, Inc., 6.50%, Series B	37,074,824
97,327	PartnerRe Ltd., 5.88%, Series F	2,068,199
477,241	PartnerRe Ltd., 7.25%, Series E	12,327,135
371,289	Principal Financial Group, Inc., 6.52%, Series B	9,096,581
306,127	Prudential PLC, 6.50% (United Kingdom)	7,683,788
220,747	Prudential PLC, 6.75% (United Kingdom)	5,567,239
322,732	RenaissanceRe Holdings Ltd., 5.38%, Series E	6,335,229

		177,433,808

	Total Preferred Stocks and Other Equity Interests (Cost $1,365,176,162)	1,402,255,948

	Money Market Fund - 0.4%
4,947,915	Invesco Premier Portfolio – Institutional Class(c) (Cost $4,947,915)	4,947,915

	Total Investments (Cost $1,370,124,077)(d)-100.4%	1,407,203,863
	Other assets less liabilities-(0.4)%	(5,518,015)

	Net Assets-100.0%	$1,401,685,848

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,389,356,426. The net unrealized appreciation was $17,847,437 which consisted of aggregate gross unrealized appreciation of $94,291,076 and aggregate gross unrealized depreciation of $76,443,639.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	28.5%
Netherlands	12.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 2.1%
50,560	Lockheed Martin Corp.	$7,630,010

	Beverages - 3.0%
146,988	Coca-Cola Co. (The)	5,559,086
65,674	PepsiCo, Inc.	5,277,563

		10,836,649

	Commercial Banks - 11.5%
153,008	Community Bank System, Inc.	5,447,085
128,227	Community Trust Bancorp, Inc.	5,195,758
81,371	Cullen/Frost Bankers, Inc.	6,023,081
208,033	Southside Bancshares, Inc.	5,544,079
130,291	Tompkins Financial Corp.	6,110,648
249,993	United Bankshares, Inc.(b)	7,472,291
102,986	Westamerica Bancorp.	5,083,389

		40,876,331

	Commercial Services & Supplies - 2.6%
370,812	Pitney Bowes, Inc.	9,337,046

	Computers & Peripherals - 2.0%
209,610	Diebold, Inc.	7,040,800

	Containers & Packaging - 3.5%
144,721	Bemis Co., Inc.	5,573,206
162,743	Sonoco Products Co.	6,734,305

		12,307,511

	Diversified Telecommunication Services - 2.9%
308,260	AT&T, Inc.	10,271,223

	Electric Utilities - 7.2%
279,024	PPL Corp.	8,529,764
219,334	Southern Co. (The)	9,045,334
136,151	UNS Energy Corp.	8,152,722

		25,727,820

	Food & Staples Retailing - 2.1%
210,240	Sysco Corp.	7,375,219

	Gas Utilities - 9.8%
156,147	AGL Resources, Inc.	7,460,704
139,638	New Jersey Resources Corp.	6,367,493
181,509	Northwest Natural Gas Co.	7,543,514
201,393	Piedmont Natural Gas Co., Inc.(b)	6,649,997
188,064	WGL Holdings, Inc.	7,105,058

		35,126,766

	Hotels, Restaurants & Leisure - 1.8%
69,877	McDonald’s Corp.	6,580,317

	Household Durables - 2.3%
272,226	Leggett & Platt, Inc.	8,172,225

	Household Products - 4.9%
65,933	Clorox Co. (The)	5,819,906
56,394	Kimberly-Clark Corp.	6,167,812
70,725	Procter & Gamble Co. (The)	5,418,949

		17,406,667

	Insurance - 8.2%
126,986	Cincinnati Financial Corp.	$6,152,472
94,460	Erie Indemnity Co., Class A	6,628,258
225,104	Mercury General Corp.	10,316,516
386,931	Old Republic International Corp.	6,043,862

		29,141,108

	Machinery - 1.7%
66,462	Caterpillar, Inc.	6,241,446

	Media - 1.6%
121,447	Meredith Corp.	5,559,844

	Metals & Mining - 1.6%
119,522	Nucor Corp.	5,778,889

	Multi-Utilities - 9.0%
295,616	Avista Corp.	8,522,609
145,193	Consolidated Edison, Inc.	7,899,951
163,133	SCANA Corp.	7,711,297
213,165	Vectren Corp.	7,784,786

		31,918,643

	Oil, Gas & Consumable Fuels - 6.7%
55,245	Chevron Corp.	6,166,999
108,166	ConocoPhillips	7,025,382
59,675	Exxon Mobil Corp.	5,499,648
57,829	Occidental Petroleum Corp.	5,064,086

		23,756,115

	Pharmaceuticals - 1.5%
61,274	Johnson & Johnson	5,420,911

	Semiconductors & Semiconductor Equipment - 2.2%
261,748	Maxim Integrated Products, Inc.	7,920,494

	Thrifts & Mortgage Finance - 2.4%
599,786	People’s United Financial, Inc.	8,522,959

	Tobacco - 9.4%
279,476	Altria Group, Inc.	9,843,145
156,064	Universal Corp.	8,009,204
885,763	Vector Group Ltd.(b)	15,819,727

		33,672,076

	Total Common Stocks (Cost $324,454,158)	356,621,069

	Money Market Fund - 0.3%
1,055,388	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,055,388)	1,055,388

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $325,509,546)-100.3%	357,676,457

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.1%
18,035,749	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $18,035,749)	18,035,749

Schedule of Investments(a)

Total Investments (Cost $343,545,295)(e)-105.4%	$375,712,206
Other assets less liabilities-(5.4)%	(19,089,834)

Net Assets-100.0%	$356,622,372

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $345,533,525. The net unrealized appreciation was $30,178,681 which consisted of aggregate gross unrealized appreciation of $37,527,060 and aggregate gross unrealized depreciation of $7,348,379.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 2.1%
337,193	BHP Billiton Ltd. ADR(a)	$21,563,492

	Belgium - 2.2%
361,812	Delhaize Group SA ADR	23,148,732

	Canada - 21.4%
628,601	Cameco Corp.	13,338,913
173,117	Canadian National Railway Co.	9,261,760
294,399	Canadian Natural Resources Ltd.	9,641,567
39,124	Canadian Pacific Railway Ltd.	5,926,504
487,272	Enbridge, Inc.	20,460,551
800,300	Ritchie Bros. Auctioneers, Inc.(a)	18,374,888
563,027	Rogers Communications, Inc., Class B(a)	23,669,655
1,250,202	Shaw Communications, Inc., Class B(a)	27,566,954
392,449	Suncor Energy, Inc.	12,884,101
697,474	TELUS Corp.	24,334,868
629,348	Thomson Reuters Corp.	22,694,289
199,411	Tim Hortons, Inc.	10,323,507
610,877	TransCanada Corp.	26,536,497

		225,014,054

	China - 2.3%
514,912	China Mobile Ltd. ADR	24,638,539

	Denmark - 1.2%
328,057	Novo Nordisk A/S ADR	13,014,021

	France - 2.0%
434,419	Sanofi ADR	21,243,089

	India - 2.5%
548,009	Axis Bank Ltd. GDR	9,798,401
169,610	HDFC Bank Ltd. ADR	5,307,097
181,927	Infosys Ltd. ADR	10,657,284

		25,762,782

	Ireland - 0.3%
19,380	Shire PLC ADR	2,899,636

	Israel - 2.2%
520,343	Teva Pharmaceutical Industries Ltd. ADR	23,222,908

	Italy - 1.1%
310,592	Empresa Nacional de Electricidad SA ADR	11,982,639

	Japan - 3.6%
434,508	Nippon Telegraph & Telephone Corp. ADR	11,714,336
1,607,198	NTT DOCOMO, Inc. ADR	25,715,168

		37,429,504

	Mexico - 1.9%
431,383	America Movil SAB de CV, Series L ADR	$9,171,203
105,809	Coca-Cola Femsa SAB de CV ADR	11,241,148

		20,412,351

	Netherlands - 2.2%
612,424	Unilever NV	22,867,912

	Norway - 3.4%
1,524,164	Statoil ASA ADR	36,137,928

	Russia - 2.9%
539,207	LUKOIL OAO ADR	30,653,918

	Switzerland - 3.5%
262,243	Novartis AG ADR	20,735,554
222,636	Syngenta AG ADR	15,769,308

		36,504,862

	United Kingdom - 23.4%
62,239	ARM Holdings PLC ADR	2,867,351
578,985	AstraZeneca PLC ADR	36,765,548
426,196	BHP Billiton PLC ADR	25,128,516
259,411	British American Tobacco PLC ADR(a)	24,900,862
124,385	Diageo PLC ADR	14,932,419
581,834	GlaxoSmithKline PLC ADR	29,987,724
993,452	Pearson PLC ADR	18,170,237
346,515	Prudential PLC ADR(a)	13,985,346
200,797	Smith & Nephew PLC ADR(a)	14,505,575
575,502	Unilever PLC ADR	22,220,132
798,563	Vodafone Group PLC ADR(b)	29,594,745
126,776	WPP PLC ADR	13,294,999

		246,353,454

	United States - 21.8%
195,804	Accenture PLC, Class A	15,640,823
127,935	ACE Ltd.	12,001,583
93,089	Allied World Assurance Co. Holdings AG	9,580,720
279,957	Axis Capital Holdings Ltd.	12,603,664
120,016	Bunge Ltd.	9,092,412
171,294	Imperial Oil Ltd.	6,993,934
369,181	Lazard Ltd., Class A	15,786,180
163,321	PartnerRe Ltd.	16,033,223
129,621	Pentair Ltd.	9,634,729
83,630	RenaissanceRe Holdings Ltd.	7,586,077
1,051,655	Teekay LNG Partners LP(a)	42,560,478
1,311,106	Teekay Offshore Partners LP(a)	41,273,617
829,769	Textainer Group Holdings Ltd.(a)	30,112,317

		228,899,757

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $949,219,261)-100.0%	1,051,749,578

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 10.9%
115,010,460	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $115,010,460)	115,010,460

	Total Investments (Cost $1,064,229,721)(e)-110.9%	1,166,760,038
	Other assets less liabilities-(10.9)%	(114,936,840)

	Net Assets-100.0%	$1,051,823,198

Schedule of Investments

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2014.
(b)	Non-income producing security.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,070,259,147. The net unrealized appreciation was $96,500,891 which consisted of aggregate gross unrealized appreciation of $118,408,393 and aggregate gross unrealized depreciation of $21,907,502.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 67.3%
260,782	Acorda Therapeutics, Inc.(b)	$7,653,952
133,689	Alexion Pharmaceuticals, Inc.(b)	21,220,455
145,887	Amgen, Inc.	17,353,259
1,392,351	Arena Pharmaceuticals, Inc.(b)(c)	8,827,505
57,195	Biogen Idec, Inc.(b)	17,881,445
132,507	Cubist Pharmaceuticals, Inc.(b)	9,684,937
1,068,018	Dyax Corp.(b)	8,992,712
404,376	Emergent Biosolutions, Inc.(b)	9,676,718
222,470	Gilead Sciences, Inc.(b)	17,942,205
624,781	ImmunoGen, Inc.(b)	9,365,467
205,856	Insys Therapeutics, Inc.(b)	12,110,508
234,212	Isis Pharmaceuticals, Inc.(b)	11,958,865
144,075	Medivation, Inc.(b)	11,468,370
305,137	Myriad Genetics, Inc.(b)(c)	8,430,935
924,458	Neurocrine Biosciences, Inc.(b)	15,798,987
929,180	PDL BioPharma, Inc.(c)	8,455,538
133,665	Pharmacyclics, Inc.(b)	17,786,802
56,636	Regeneron Pharmaceuticals, Inc.(b)	16,344,583
220,937	Seattle Genetics, Inc.(b)	9,911,234
98,339	United Therapeutics Corp.(b)	10,091,548

		250,956,025

	Electronic Equipment & Instruments - 2.5%
99,708	FEI Co.	9,344,634

	Health Care Supplies - 2.0%
178,456	Neogen Corp.(b)	7,498,721

	Life Sciences Tools & Services - 20.4%
469,405	Bruker Corp.(b)	9,552,392
285,657	Fluidigm Corp.(b)	12,888,844
169,838	Illumina, Inc.(b)	25,815,376
463,887	Luminex Corp.(b)	8,475,215
106,129	Techne Corp.	9,643,942
91,207	Waters Corp.(b)	9,874,982

		76,250,751

	Pharmaceuticals - 3.0%
1,006,440	Cadence Pharmaceuticals, Inc.(b)	11,050,711

	Specialty Chemicals - 4.8%
192,996	Sigma-Aldrich Corp.	17,942,838

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $288,047,179)-100.0%	373,043,680

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.5%
24,287,475	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $24,287,475)	24,287,475

Total Investments (Cost $312,334,654)(f)-106.5%	$397,331,155
Other assets less liabilities-(6.5)%	(24,185,574)

Net Assets-100.0%	$373,145,581

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $312,843,427. The net unrealized appreciation was $84,487,728 which consisted of aggregate gross unrealized appreciation of $86,572,600 and aggregate gross unrealized depreciation of $2,084,872.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 10.2%
49,054	A.O. Smith Corp.	$2,316,330
86,327	AAON, Inc.	2,560,459
32,236	Lennox International, Inc.	2,790,348
36,695	Trex Co., Inc.(b)	2,580,759

		10,247,896

	Construction & Engineering - 22.4%
91,408	AECOM Technology Corp.(b)	2,620,667
129,574	Comfort Systems USA, Inc.	2,207,941
87,580	Foster Wheeler AG (Switzerland)(b)	2,625,648
81,478	Jacobs Engineering Group, Inc.(b)	4,946,529
78,518	KBR, Inc.	2,457,614
164,468	Quanta Services, Inc.(b)	5,126,468
51,113	URS Corp.	2,565,873

		22,550,740

	Construction & Farm Machinery & Heavy Trucks - 9.6%
129,008	Manitowoc Co., Inc. (The)	3,670,278
54,488	Oshkosh Corp.	2,949,980
73,136	Terex Corp.	2,998,576

		9,618,834

	Construction Materials - 14.7%
274,979	Headwaters, Inc.(b)	3,057,767
27,509	Martin Marietta Materials, Inc.	2,998,756
45,704	Texas Industries, Inc.(b)	3,437,855
86,391	Vulcan Materials Co.	5,332,916

		14,827,294

	Environmental & Facilities Services - 2.7%
92,910	Tetra Tech, Inc.(b)	2,741,774

	Forest Products - 8.6%
103,519	Boise Cascade Co.(b)	3,156,294
42,156	Deltic Timber Corp.	2,711,053
161,970	Louisiana-Pacific Corp.(b)	2,839,334

		8,706,681

	Heavy Electrical Equipment - 2.8%
81,807	Babcock & Wilcox Co. (The)	2,804,344

	Home Furnishings - 4.9%
34,780	Mohawk Industries, Inc.(b)	4,945,020

	Home Improvement Retail - 9.3%
60,368	Home Depot, Inc. (The)	4,639,281
102,567	Lowe’s Cos., Inc.	4,747,826

		9,387,107

	Industrial Machinery - 10.4%
31,865	Hyster-Yale Materials Handling, Inc.	2,732,742
85,427	Ingersoll-Rand PLC	5,022,253
18,357	Valmont Industries, Inc.	2,687,098

		10,442,093

	Specialty Stores - 4.4%
66,519	Tractor Supply Co.	4,424,179

	Total Common Stocks (Cost $89,588,335)	100,695,962

	Money Market Fund - 0.1%
55,362	Invesco Premier Portfolio – Institutional Class(c) (Cost $55,362)	55,362

Total Investments (Cost $89,643,697)(d)-100.1%	$100,751,324
Other assets less liabilities-(0.1)%	(106,856)

Net Assets-100.0%	$100,644,468

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $89,809,668. The net unrealized appreciation was $10,941,656 which consisted of aggregate gross unrealized appreciation of $12,305,099 and aggregate gross unrealized depreciation of $1,363,443.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Gas Utilities - 2.9%
132,161	Questar Corp.	$3,081,995

	Integrated Oil & Gas - 4.7%
57,460	Occidental Petroleum Corp.	5,031,772

	Oil & Gas Exploration & Production - 54.1%
59,640	Apache Corp.	4,786,706
64,884	Bonanza Creek Energy, Inc.(b)	2,641,428
203,069	Chesapeake Energy Corp.	5,464,587
31,468	Cimarex Energy Co.	3,083,235
74,951	ConocoPhillips	4,868,067
63,177	Contango Oil & Gas Co.(b)	2,650,907
178,432	Denbury Resources, Inc.(b)	2,867,402
33,069	EOG Resources, Inc.	5,464,322
34,969	EQT Corp.	3,245,473
151,401	Marathon Oil Corp.	4,964,439
45,838	Murphy Oil Corp.	2,594,889
532,425	SandRidge Energy, Inc.(b)	3,274,414
33,768	SM Energy Co.	2,794,640
76,985	Southwestern Energy Co.(b)	3,132,520
89,970	Stone Energy Corp.(b)	2,784,571
49,275	Whiting Petroleum Corp.(b)	2,876,674

		57,494,274

	Oil & Gas Refining & Marketing - 38.3%
215,671	Alon USA Energy, Inc. (Israel)	3,388,191
191,277	Alon USA Partners LP (Israel)	2,938,015
75,387	CVR Energy, Inc.	2,796,104
124,011	CVR Refining LP	2,774,126
98,356	Delek US Holdings, Inc. (Israel)	2,980,187
62,031	HollyFrontier Corp.	2,872,035
65,948	Marathon Petroleum Corp.	5,740,773
117,175	Northern Tier Energy LP	2,894,222
103,164	PBF Energy, Inc., Class A	2,675,042
50,763	Tesoro Corp.	2,615,310
119,346	Valero Energy Corp.	6,098,581
76,178	Western Refining, Inc.	2,979,322

		40,751,908

	Total Common Stocks and Other Equity Interests (Cost $105,483,445)	106,359,949

	Money Market Fund - 0.1%
65,266	Invesco Premier Portfolio – Institutional Class(c) (Cost $65,266)	65,266

	Total Investments (Cost $105,548,711)(d)-100.1%	106,425,215
	Other assets less liabilities-(0.1)%	(124,390)

	Net Assets-100.0%	$106,300,825

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $106,160,202. The net unrealized appreciation was $265,013 which consisted of aggregate gross unrealized appreciation of $5,265,819 and aggregate gross unrealized depreciation of $5,000,806.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agricultural Products - 7.7%
272,147	Archer-Daniels-Midland Co.	$10,744,363
74,572	Bunge Ltd.	5,649,575

		16,393,938

	Brewers - 2.4%
24,405	Boston Beer Co., Inc. (The), Class A(b)	5,083,806

	Distillers & Vintners - 3.0%
84,860	Constellation Brands, Inc., Class A(b)	6,506,216

	Food Distributors - 5.4%
70,236	Andersons, Inc. (The)	5,811,326
257,537	Spartan Stores, Inc.	5,817,761

		11,629,087

	Food Retail - 15.1%
262,367	Kroger Co. (The)	9,471,449
162,447	Natural Grocers By Vitamin Cottage, Inc.(b)	6,168,113
157,897	Sprouts Farmers Market, Inc.(b)	5,643,239
926,327	SUPERVALU, Inc. (b)	5,354,170
117,084	Weis Markets, Inc.	5,762,874

		32,399,845

	Packaged Foods & Meats - 40.8%
332,306	Dean Foods Co.(b)	5,250,435
217,210	General Mills, Inc.	10,430,424
88,672	Green Mountain Coffee Roasters, Inc.	7,182,432
113,055	Hershey Co. (The)	11,237,667
132,714	Hormel Foods Corp.	6,030,524
57,320	J.M. Smucker Co. (The)	5,525,075
326,689	Mondelez International, Inc., Class A	10,699,065
364,766	Pilgrim’s Pride Corp. (Brazil)(b)	6,102,535
87,430	Sanderson Farms, Inc.	6,500,421
186,421	Tootsie Roll Industries, Inc.	5,656,013
85,173	TreeHouse Foods, Inc.(b)	5,607,790
188,541	Tyson Foods, Inc., Class A	7,051,433

		87,273,814

	Restaurants - 12.9%
126,182	Jack in the Box, Inc.(b)	6,381,024
301,909	Sonic Corp.(b)	5,370,961
134,470	Starbucks Corp.	9,563,506
693,942	Wendy’s Co. (The)	6,294,054

		27,609,545

	Soft Drinks - 12.6%
272,551	Coca-Cola Co. (The)	10,307,879
142,463	Coca-Cola Enterprises, Inc.	6,167,223
129,693	PepsiCo, Inc.	10,422,130

		26,897,232

	Total Common Stocks (Cost $210,440,457)	213,793,483

	Money Market Fund - 0.1%
139,856	Invesco Premier Portfolio – Institutional Class(c) (Cost $139,856)	139,856

	Total Investments (Cost $210,580,313)(d)-100.0%	213,933,339
	Other assets less liabilities-(0.0)%	(84,014)

	Net Assets-100.0%	$213,849,325

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $210,738,381. The net unrealized appreciation was $3,194,958 which consisted of aggregate gross unrealized appreciation of $11,435,966 and aggregate gross unrealized depreciation of $8,241,008.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Broadcasting - 4.9%
129,422	Scripps Networks Interactive, Inc., Class A	$9,385,684

	Casinos & Gaming - 14.7%
70,613	Bally Technologies, Inc.(b)	5,177,345
134,678	Las Vegas Sands Corp.	10,305,561
58,200	Wynn Resorts Ltd.	12,653,844

		28,136,750

	Hotels, Resorts & Cruise Lines - 16.1%
108,861	Hyatt Hotels Corp., Class A(b)	5,202,467
196,627	Interval Leisure Group, Inc.	5,190,953
100,798	Marriott Vacations Worldwide Corp.(b)	4,826,208
119,539	Royal Caribbean Cruises Ltd.	5,929,134
129,615	Starwood Hotels & Resorts Worldwide, Inc.	9,683,537

		30,832,299

	Internet Retail - 4.8%
8,097	priceline.com, Inc.(b)	9,270,174

	Leisure Facilities - 2.8%
105,737	Cedar Fair, LP	5,259,358

	Movies & Entertainment - 12.8%
270,311	Regal Entertainment Group, Class A	5,271,065
146,915	Time Warner, Inc.	9,230,669
136,853	Walt Disney Co. (The)	9,936,896

		24,438,630

	Restaurants - 44.0%
10,856	Biglari Holdings, Inc.(b)	4,743,638
111,962	Brinker International, Inc.	5,414,482
35,048	Buffalo Wild Wings, Inc.(b)	4,971,909
108,013	Cheesecake Factory, Inc. (The)	4,810,899
48,535	Cracker Barrel Old Country Store, Inc.	4,805,450
731,339	Denny’s Corp.(b)	5,016,986
62,589	DineEquity, Inc.	4,870,050
76,169	Domino’s Pizza, Inc.	5,378,293
107,507	Dunkin’ Brands Group, Inc.	5,002,301
107,528	Fiesta Restaurant Group, Inc. (b)	4,620,478
111,207	Jack in the Box, Inc.(b)	5,623,738
124,082	Papa John’s International, Inc.	5,972,067
66,061	Red Robin Gourmet Burgers, Inc.(b)	4,256,310
266,076	Sonic Corp.(b)	4,733,492
118,508	Starbucks Corp.	8,428,289
611,574	Wendy’s Co. (The)	5,546,976

		84,195,358

	Total Common Stocks and Other Equity Interests (Cost $178,699,523)	191,518,253

	Money Market Fund - 0.0%
37,851	Invesco Premier Portfolio – Institutional Class(c) (Cost $37,851)	37,851

	Total Investments (Cost $178,737,374)(d)-100.1%	191,556,104
	Other assets less liabilities-(0.1)%	(151,264)

	Net Assets-100.0%	$191,404,840

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $178,914,941. The net unrealized appreciation was $12,641,163 which consisted of aggregate gross unrealized appreciation of $15,411,381 and aggregate gross unrealized depreciation of $2,770,218.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Advertising - 13.5%
945,082	Clear Channel Outdoor Holdings, Inc., Class A	$8,931,025
480,690	Interpublic Group of Cos., Inc. (The)	7,844,861
167,550	Lamar Advertising Co., Class A(b)	8,152,983
448,472	National CineMedia, Inc.	8,377,457
117,061	Omnicom Group, Inc.	8,496,287

		41,802,613

	Broadcasting - 19.8%
261,851	CBS Corp., Class B	15,375,891
1,198,278	Cumulus Media, Inc., Class A(b)	8,016,480
175,709	Discovery Communications, Inc., Class A(b)	14,018,064
682,774	Gray Television, Inc.(b)	7,769,968
319,970	LIN Media LLC, Class A(b)	7,906,459
112,132	Scripps Networks Interactive, Inc., Class A	8,131,812

		61,218,674

	Cable & Satellite - 15.1%
231,947	DIRECTV(b)	16,104,080
283,125	DISH Network Corp., Class A(b)	15,962,587
110,939	Time Warner Cable, Inc.	14,784,841

		46,851,508

	Catalog Retail - 2.6%
145,714	HSN, Inc.	7,980,756

	Data Processing & Outsourced Services - 2.7%
34,524	Alliance Data Systems Corp.(b)	8,274,022

	Internet Retail - 3.0%
229,149	HomeAway, Inc.(b)	9,363,028

	Internet Software & Services - 20.0%
287,621	Blucora, Inc.(b)	7,365,974
44,908	CoStar Group, Inc.(b)	7,725,972
14,470	Google, Inc., Class A(b)	17,088,636
146,196	IAC/InterActive Corp.	10,239,568
113,055	Shutterstock, Inc.(b)	9,113,363
216,289	WebMD Health Corp.(b)	10,360,243

		61,893,756

	IT Consulting & Other Services - 2.7%
531,721	Sapient Corp. (b)	8,523,488

	Movies & Entertainment - 15.5%
262,522	DreamWorks Animation SKG, Inc., Class A(b)	8,857,492
264,350	Lions Gate Entertainment Corp.	8,546,436
233,357	Time Warner, Inc.	14,661,820
217,380	Walt Disney Co. (The)	15,783,962

		47,849,710

	Publishing - 5.1%
156,804	Meredith Corp.	7,178,487
599,138	New York Times Co. (The), Class A	8,471,812

		15,650,299

	Total Common Stocks and Other Equity Interests (Cost $288,327,503)	309,407,854

	Money Market Fund - 0.1%
230,132	Invesco Premier Portfolio – Institutional Class(c) (Cost $230,132)	$230,132

	Total Investments (Cost $288,557,635)(d) -100.1%	309,637,986
	Other assets less liabilities-(0.1)%	(269,840)

	Net Assets-100.0%	$309,368,146

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $288,803,935. The net unrealized appreciation was $20,834,051 which consisted of aggregate gross unrealized appreciation of $23,244,895 and aggregate gross unrealized depreciation of $2,410,844.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 7.2%
24,961	Citrix Systems, Inc.(b)	$1,349,641
26,542	NetScout Systems, Inc.(b)	937,464

		2,287,105

	Communications Equipment - 57.2%
31,451	ADTRAN, Inc.	798,541
45,271	Aruba Networks, Inc.(b)	892,291
91,883	Brocade Communications Systems, Inc.(b)	858,187
36,365	Ciena Corp.(b)	848,396
69,680	Cisco Systems, Inc.	1,526,689
50,196	CommScope Holding Co., Inc.(b)	900,014
108,264	Emulex Corp.(b)	796,823
18,000	F5 Networks, Inc.(b)	1,926,000
39,036	Finisar Corp.(b)	925,544
104,890	Harmonic, Inc.(b)	688,078
86,844	Infinera Corp.(b)	757,280
73,049	Juniper Networks, Inc.(b)	1,943,834
22,475	Motorola Solutions, Inc.	1,433,905
25,152	NETGEAR, Inc.(b)	802,600
20,124	QUALCOMM, Inc.	1,493,603
61,937	Ruckus Wireless, Inc.(b)	831,814
277,543	Sonus Networks, Inc.(b)	832,629

		18,256,228

	Computer Storage & Peripherals - 2.3%
65,081	QLogic Corp.(b)	752,987

	Electronic Components - 7.1%
17,420	Amphenol Corp., Class A	1,513,450
11,534	Belden, Inc.	746,365

		2,259,815

	Internet Software & Services - 2.5%
23,410	LogMeIn, Inc.(b)	795,003

	Semiconductors - 2.6%
22,311	Cavium, Inc.(b)	829,300

	Systems Software - 21.1%
39,017	Barracuda Networks, Inc.(b)	1,338,673
27,650	Gigamon, Inc.(b)	842,219
25,413	Infoblox, Inc.(b)	891,488
26,481	Proofpoint, Inc.(b)	1,071,951
32,671	Qualys, Inc.(b)	946,806
18,365	VMware, Inc., Class A(b)	1,655,421

		6,746,558

	Total Common Stocks (Cost $26,481,191)	31,926,996

	Money Market Fund - 0.2%
69,159	Invesco Premier Portfolio – Institutional Class(c) (Cost $69,159)	69,159

	Total Investments (Cost $26,550,350)(d)-100.2%	31,996,155
	Other assets less liabilities-(0.2)%	(78,206)

	Net Assets-100.0%	$31,917,949

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,741,424. The net unrealized appreciation was $5,254,731 which consisted of aggregate gross unrealized appreciation of $6,078,243 and aggregate gross unrealized depreciation of $823,512.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Oil & Gas Drilling - 23.7%
43,505	Helmerich & Payne, Inc.	$3,830,180
202,411	Nabors Industries Ltd.	3,457,180
161,110	Noble Corp. PLC	4,999,243
422,432	Parker Drilling Co.(b)	3,142,894
143,711	Patterson-UTI Energy, Inc.	3,691,936
96,762	Rowan Cos. PLC, Class A(b)	3,035,424
121,903	Transocean Ltd.	5,275,962

		27,432,819

	Oil & Gas Equipment & Services - 76.3%
107,820	Baker Hughes, Inc.	6,106,925
41,769	Bristow Group, Inc.	2,998,597
141,345	C&J Energy Services, Inc.(b)	3,304,646
18,393	Core Laboratories NV	3,290,876
30,858	Dril-Quip, Inc.(b)	3,103,080
102,662	Era Group, Inc.(b)	3,006,970
103,011	Exterran Holdings, Inc.(b)	3,578,602
124,024	Forum Energy Technologies, Inc.(b)	3,115,483
38,385	Geospace Technologies Corp.(b)	3,052,375
116,580	Halliburton Co.	5,713,586
150,829	Helix Energy Solutions Group, Inc.(b)	3,075,403
427,283	Key Energy Services, Inc.(b)	3,114,893
75,354	National Oilwell Varco, Inc.	5,652,304
277,768	Newpark Resources, Inc.(b)	3,155,444
79,564	Oceaneering International, Inc.	5,422,287
32,729	Oil States International, Inc.(b)	3,074,890
189,580	RPC, Inc.	3,228,547
69,458	Schlumberger Ltd.	6,082,437
36,001	SEACOR Holdings, Inc.(b)	3,030,564
131,471	Superior Energy Services, Inc.	3,107,974
187,353	Tesco Corp.(b)	3,956,895
271,467	TETRA Technologies, Inc.(b)	2,801,539
392,175	Weatherford International Ltd.(b)	5,310,050

		88,284,367

	Total Common Stocks (Cost $113,997,818)	115,717,186

	Money Market Fund - 0.1%
63,665	Invesco Premier Portfolio – Institutional Class(c) (Cost $63,665)	63,665

	Total Investments (Cost $114,061,483)(d)-100.1%	115,780,851
	Other assets less liabilities-(0.1)%	(119,841)

	Net Assets-100.0%	$115,661,010

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $115,270,032. The net unrealized appreciation was $510,819 which consisted of aggregate gross unrealized appreciation of $8,943,888 and aggregate gross unrealized depreciation of $8,433,069.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 26.8%
440,736	Amgen, Inc.	$52,425,547
172,804	Biogen Idec, Inc.(b)	54,025,443
310,791	Celgene Corp.(b)	47,218,477
672,052	Gilead Sciences, Inc.(b)	54,200,994
515,983	Ligand Pharmaceuticals, Inc., Class B(b)	31,959,987
7,723,053	Novavax, Inc.(b)(c)	42,013,408

		281,843,856

	Health Care Equipment - 5.3%
752,301	Abbott Laboratories	27,579,354
419,719	Baxter International, Inc.	28,666,808

		56,246,162

	Pharmaceuticals - 67.9%
176,199	Actavis PLC(b)	33,298,087
1,115,711	Akorn, Inc.(b)	25,326,640
296,039	Allergan, Inc.	33,926,069
1,407,650	Auxilium Pharmaceuticals, Inc.(b)	36,007,687
978,527	Bristol-Myers Squibb Co.	48,896,994
572,094	Eli Lilly & Co.	30,898,797
427,571	Endo Health Solutions, Inc.(b)	28,168,377
559,922	Forest Laboratories, Inc.(b)	37,122,829
730,853	Hospira, Inc.(b)	32,164,841
1,195,099	Impax Laboratories, Inc.(b)	27,654,591
531,122	Johnson & Johnson	46,988,363
972,585	Lannett Co., Inc.(b)	34,351,702
784,755	Medicines Co. (The)(b)	27,278,084
1,008,963	Merck & Co., Inc.	53,444,770
651,039	Mylan, Inc.(b)	29,563,681
184,311	Perrigo Co. PLC	28,689,850
1,584,532	Pfizer, Inc.	48,169,773
815,252	Prestige Brands Holdings, Inc.(b)	24,669,526
495,251	Questcor Pharmaceuticals, Inc.(c)	33,186,770
338,766	Salix Pharmaceuticals Ltd.(b)	32,975,482
2,867,239	VIVUS, Inc.(b)(c)	21,274,913

		714,057,826

	Total Common Stocks (Cost $837,623,673)	1,052,147,844

	Money Market Fund - 0.0%
181,746	Invesco Premier Portfolio – Institutional Class(d) (Cost $181,746)	181,746

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $837,805,419)-100.0%	1,052,329,590

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.5%
36,163,750	Invesco Liquid Assets Portfolio - Institutional Class (Cost $36,163,750)(d)(e)	36,163,750

	Total Investments (Cost $873,969,169)(f)-103.5%	1,088,493,340
	Other assets less liabilities-(3.5)%	(36,418,566)

	Net Assets-100.0%	$1,052,074,774

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $877,710,237. The net unrealized appreciation was $210,783,103 which consisted of aggregate gross unrealized appreciation of $224,779,184 and aggregate gross unrealized depreciation of $13,996,081.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 18.3%
23,970	ANN, Inc.(b)	$775,190
25,117	Cato Corp. (The), Class A	702,271
34,740	Express, Inc.(b)	601,697
32,370	Finish Line, Inc. (The), Class A	830,291
21,984	Foot Locker, Inc.	848,582
24,925	TJX Cos., Inc. (The)	1,429,698

		5,187,729

	Computer & Electronics Retail - 2.2%
17,719	GameStop Corp., Class A	621,405

	Drug Retail - 13.8%
23,409	CVS Caremark Corp.	1,585,258
144,415	Rite Aid Corp.(b)	801,503
26,475	Walgreen Co.	1,518,341

		3,905,102

	Food Distributors - 2.9%
36,849	Spartan Stores, Inc.	832,419

	Food Retail - 25.6%
45,018	Fairway Group Holdings Corp.(b)	528,961
21,003	Fresh Market, Inc. (The)(b)	734,265
37,542	Kroger Co. (The)	1,355,266
24,448	Safeway, Inc.	763,756
22,593	Sprouts Farmers Market, Inc.(b)	807,474
132,547	SUPERVALU, Inc.(b)	766,122
16,756	Weis Markets, Inc.	824,730
27,695	Whole Foods Market, Inc.	1,447,341

		7,227,915

	Forest Products - 3.6%
33,319	Boise Cascade Co.(b)	1,015,896

	General Merchandise Stores - 2.7%
30,062	Burlington Stores, Inc.(b)	768,986

	Homefurnishing Retail - 7.5%
20,085	Bed Bath & Beyond, Inc.(b)	1,282,427
29,995	Haverty Furniture Cos., Inc.	834,461

		2,116,888

	Hypermarkets & Super Centers - 12.3%
12,494	Costco Wholesale Corp.	1,403,826
6,850	PriceSmart, Inc.	622,665
19,345	Wal-Mart Stores, Inc.	1,444,684

		3,471,175

	Internet Software & Services - 2.6%
18,555	Stamps.com, Inc.(b)	732,180

	Specialized Consumer Services - 2.8%
16,679	Sotheby’s	799,258

	Specialty Stores - 2.8%
11,679	Tractor Supply Co.	776,770

	Trucking - 2.9%
3,705	AMERCO	825,215

	Total Common Stocks (Cost $30,399,188)	28,280,938

	Money Market Fund - 0.2%
62,330	Invesco Premier Portfolio – Institutional Class(c) (Cost $62,330)	$62,330

	Total Investments (Cost $30,461,518)(d)-100.2%	28,343,268
	Other assets less liabilities-(0.2)%	(66,192)

	Net Assets-100.0%	$28,277,076

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,511,185. The net unrealized depreciation was $2,167,917 which consisted of aggregate gross unrealized appreciation of $371,876 and aggregate gross unrealized depreciation of $2,539,793.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 5.0%
10,438	QUALCOMM, Inc.	$774,708

	Semiconductor Equipment - 17.4%
69,824	Amkor Technology, Inc.(b)	370,067
13,691	ATMI, Inc.(b)	378,967
12,025	KLA-Tencor Corp.	739,177
33,197	Kulicke & Soffa Industries, Inc. (Singapore)(b)	386,413
8,040	Lam Research Corp.(b)	406,904
14,073	MKS Instruments, Inc.	424,020

		2,705,548

	Semiconductors - 77.6%
16,893	Ambarella Inc.(b)	541,083
15,928	Analog Devices, Inc.	768,845
20,760	Cirrus Logic, Inc.(b)	363,508
42,232	Integrated Device Technology, Inc.(b)	407,539
32,217	Intel Corp.	790,605
17,500	International Rectifier Corp.(b)	455,175
39,823	Intersil Corp., Class A	451,593
75,214	Lattice Semiconductor Corp.(b)	434,737
18,051	Linear Technology Corp.	803,991
20,637	Magnachip Semiconductor Corp. (South Korea)(b)	326,271
29,441	Marvell Technology Group Ltd.	439,554
9,678	Microchip Technology, Inc.	434,155
36,401	Micron Technology, Inc.(b)	838,679
12,543	Monolithic Power Systems, Inc.(b)	410,031
26,855	NVIDIA Corp.	421,623
26,135	OmniVision Technologies, Inc.(b)	402,218
7,837	Power Integrations, Inc.	464,185
48,771	Rambus, Inc.(b)	434,550
79,345	RF Micro Devices, Inc.(b)	422,909
15,756	Skyworks Solutions, Inc.(b)	476,619
17,862	Texas Instruments, Inc.	757,349
53,165	TriQuint Semiconductor, Inc.(b)	441,269
17,287	Xilinx, Inc.	802,462

		12,088,950

	Total Common Stocks (Cost $13,952,339)	15,569,206

	Money Market Fund - 0.4%
55,007	Invesco Premier Portfolio – Institutional Class(c) (Cost $55,007)	55,007

	Total Investments (Cost $14,007,346)(d)-100.4%	15,624,213
	Other assets less liabilities-(0.4)%	(58,524)

	Net Assets-100.0%	$15,565,689

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $14,046,472. The net unrealized appreciation was $1,577,741 which consisted of aggregate gross unrealized appreciation of $1,698,119 and aggregate gross unrealized depreciation of $120,378.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Application Software - 48.5%
48,748	Adobe Systems, Inc.(b)	$2,885,394
32,309	ANSYS, Inc.(b)	2,537,226
38,192	Aspen Technology, Inc.(b)	1,740,409
41,740	Blackbaud, Inc.	1,438,360
45,067	Comverse, Inc.(b)	1,624,215
23,213	Interactive Intelligence Group, Inc.(b)	1,762,795
37,288	Intuit, Inc.	2,731,346
50,216	Manhattan Associates, Inc.(b)	1,693,284
67,026	Mentor Graphics Corp.	1,394,141
29,985	Pegasystems, Inc.	1,362,518
39,174	PROS Holdings, Inc.(b)	1,489,004
38,357	Splunk, Inc.(b)	2,954,640
35,021	SS&C Technologies Holdings, Inc.(b)	1,359,515
14,713	Tyler Technologies, Inc.(b)	1,551,486
9,635	Ultimate Software Group, Inc. (The)(b)	1,572,721

		28,097,054

	Data Processing & Outsourced Services - 8.0%
52,295	CSG Systems International, Inc.	1,566,758
17,098	DST Systems, Inc.	1,555,918
26,594	Jack Henry & Associates, Inc.	1,483,413

		4,606,089

	Health Care Technology - 9.8%
48,162	Cerner Corp.(b)	2,739,936
44,880	HealthStream, Inc.(b)	1,302,418
25,394	Medidata Solutions, Inc.(b)	1,602,361

		5,644,715

	Home Entertainment Software - 13.5%
160,830	Activision Blizzard, Inc.	2,755,018
124,792	Electronic Arts, Inc.(b)	3,294,509
92,283	Take-Two Interactive Software, Inc.(b)	1,769,988

		7,819,515

	Internet Software & Services - 10.2%
31,251	Benefitfocus, Inc.(b)	2,036,003
89,282	Responsys, Inc.(b)	2,411,507
22,955	SPS Commerce, Inc.(b)	1,483,352

		5,930,862

	IT Consulting & Other Services - 2.8%
37,315	Amdocs Ltd.	1,614,247

	Semiconductor Equipment - 2.7%
65,076	PDF Solutions, Inc.(b)	1,542,301

	Systems Software - 4.6%
83,875	CA, Inc.	2,690,710

	Total Common Stocks (Cost $49,513,813)	57,945,493

	Money Market Fund - 0.1%
61,398	Invesco Premier Portfolio – Institutional Class(c) (Cost $61,398)	61,398

	Total Investments (Cost $49,575,211)(d)-100.2%	58,006,891
	Other assets less liabilities-(0.2)%	(95,972)

	Net Assets-100.0%	$57,910,919

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments of financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $49,594,616. The net unrealized appreciation was $8,412,275 which consisted of aggregate gross unrealized appreciation of $8,883,840 and aggregate gross unrealized depreciation of $471,565.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Basic Materials Sector Portfolio (PYZ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aluminum - 4.4%
196,979	Alcoa, Inc.(b)	$2,267,228
15,338	Kaiser Aluminum Corp.	1,070,746

		3,337,974

	Commodity Chemicals - 7.5%
22,792	Axiall Corp.	909,401
21,793	Koppers Holdings, Inc.	860,823
24,526	LyondellBasell Industries NV, Class A	1,931,668
16,814	Westlake Chemical Corp.	2,043,575

		5,745,467

	Diversified Chemicals - 11.7%
48,463	Dow Chemical Co. (The)	2,205,551
30,841	E.I. du Pont de Nemours & Co.	1,881,609
24,575	Eastman Chemical Co.	1,915,867
25,983	FMC Corp.	1,835,179
41,584	Olin Corp.	1,069,125

		8,907,331

	Diversified Metals & Mining - 6.7%
54,568	Freeport-McMoRan Copper & Gold, Inc.	1,768,549
32,779	Hi-Crush Partners LP(b)	1,195,450
75,417	Southern Copper Corp. (Mexico)	2,110,168

		5,074,167

	Fertilizers & Agricultural Chemicals - 5.4%
8,708	CF Industries Holdings, Inc.	2,010,329
17,626	Scotts Miracle-Gro Co. (The), Class A	1,046,808
6,608	Terra Nitrogen Co. LP(b)	1,038,381

		4,095,518

	Forest Products - 3.1%
40,238	Boise Cascade Co.(c)	1,226,857
62,959	Louisiana-Pacific Corp.(c)	1,103,671

		2,330,528

	Industrial Gases - 2.4%
14,992	Praxair, Inc.	1,869,802

	Metal & Glass Containers - 7.9%
15,905	AptarGroup, Inc.	1,014,739
20,658	Ball Corp.	1,057,483
48,138	Berry Plastics Group, Inc.(c)	1,073,478
23,392	Crown Holdings, Inc.(c)	961,411
18,791	Greif, Inc., Class A	951,388
31,288	Owens-Illinois, Inc.(c)	1,002,468

		6,060,967

	Paper Packaging - 5.5%
21,116	Avery Dennison Corp.	1,040,385
16,855	Packaging Corp. of America	1,088,833
32,156	Sealed Air Corp.	1,002,946
25,774	Sonoco Products Co.	1,066,528

		4,198,692

	Paper Products - 9.9%
12,074	Domtar Corp.	1,296,868
40,577	International Paper Co.	1,937,146
38,758	KapStone Paper and Packaging Corp.(c)	1,084,061
24,589	Neenah Paper, Inc.	1,068,146
63,736	Resolute Forest Products, Inc.(c)	1,230,105
20,006	Schweitzer-Mauduit International, Inc.	922,877

		7,539,203

	Specialty Chemicals - 29.1%
30,192	A. Schulman, Inc.	1,025,622
15,027	Albemarle Corp.	964,433
17,457	Balchem Corp.	951,756

33,726	Celanese Corp., Series A	$1,707,885
17,663	Ecolab, Inc.	1,775,838
61,754	FutureFuel Corp.	1,010,295
20,156	H.B. Fuller Co.	938,866
21,198	Innospec, Inc.	908,122
11,687	International Flavors & Fragrances, Inc.	1,013,029
17,382	Minerals Technologies, Inc.	898,302
3,187	NewMarket Corp.	1,067,199
31,345	OM Group, Inc.(c)	1,013,697
10,284	PPG Industries, Inc.	1,875,390
12,741	Quaker Chemical Corp.	880,530
26,076	RPM International, Inc.	1,034,435
21,012	Sensient Technologies Corp.	1,027,907
21,951	Sigma-Aldrich Corp.	2,040,784
16,271	Stepan Co.	1,031,419
10,752	W.R. Grace & Co.(c)	1,014,129

		22,179,638

	Steel - 6.3%
41,285	Cliffs Natural Resources, Inc.(b)	797,626
14,043	Reliance Steel & Aluminum Co.	982,308
56,670	Steel Dynamics, Inc.	935,055
45,546	SunCoke Energy, Inc.(c)	1,010,210
38,270	SunCoke Energy Partners LP	1,105,238

		4,830,437

	Total Common Stocks and Other Equity Interests (Cost $66,803,850)	76,169,724

	Money Market Fund - 0.2%
120,334	Invesco Premier Portfolio – Institutional Class(d) (Cost $120,334)	120,334

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $66,924,184)-100.1%	76,290,058

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 5.0%
3,815,635	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $3,815,635)	3,815,635

	Total Investments (Cost $70,739,819)(f)-105.1%	80,105,693
	Other assets less liabilities-(5.1)%	(3,889,532)

	Net Assets-100.0%	$76,216,161

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $71,296,739. The net unrealized appreciation was $8,808,954 which consisted of aggregate gross unrealized appreciation of $10,080,964 and aggregate gross unrealized depreciation of $1,272,010.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Consumer Discretionary Sector Portfolio (PEZ)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Apparel Retail - 5.8%
9,360	ANN, Inc.(b)	$302,702
9,808	Cato Corp. (The), Class A	274,232
13,567	Express, Inc.(b)	234,981
9,726	TJX Cos., Inc. (The)	557,883

		1,369,798

	Apparel, Accessories & Luxury Goods - 2.8%
4,763	Hanesbrands, Inc.	338,840
8,414	Iconix Brand Group, Inc.(b)	313,001

		651,841

	Auto Parts & Equipment - 15.4%
11,413	BorgWarner, Inc.	612,878
6,400	Drew Industries, Inc.(b)	307,776
16,271	Federal-Mogul Corp.(b)	290,926
5,051	Icahn Enterprises LP	557,782
12,108	Johnson Controls, Inc.	558,421
4,023	Lear Corp.	290,984
5,817	Tenneco, Inc.(b)	330,638
4,302	TRW Automotive Holdings Corp.(b)	318,993
4,242	Visteon Corp.(b)	343,644

		3,612,042

	Automobile Manufacturers - 3.4%
35,806	Ford Motor Co.	535,658
10,784	Winnebago Industries, Inc.(b)	258,384

		794,042

	Automotive Retail - 1.2%
7,378	Murphy USA, Inc.(b)	285,824

	Broadcasting - 5.2%
27,231	Gray Television, Inc.(b)	309,889
12,761	LIN Media LLC, Class A(b)	315,324
8,199	Scripps Networks Interactive, Inc., Class A	594,591

		1,219,804

	Cable & Satellite - 8.3%
12,263	Comcast Corp., Class A	667,720
9,251	DIRECTV(b)	642,297
11,292	DISH Network Corp., Class A(b)	636,643

		1,946,660

	Casinos & Gaming - 4.8%
4,473	Bally Technologies, Inc.(b)	327,960
3,687	Wynn Resorts Ltd.	801,628

		1,129,588

	Computer & Electronics Retail - 1.0%
6,920	GameStop Corp., Class A	242,684

	Consumer Electronics - 3.1%
6,875	Garmin Ltd.	309,719
4,116	Harman International Industries, Inc.	425,718

		735,437

	Education Services - 8.2%
12,688	Apollo Group, Inc., Class A(b)	409,696
18,047	Bridgepoint Education, Inc.(b)	313,657
5,080	Capella Education Co.	316,941
495	Graham Holdings Co., Class B	309,900
7,331	Grand Canyon Education, Inc.(b)	321,244
8,563	ITT Educational Services, Inc.(b)	251,752

		1,923,190

	Footwear - 1.3%
4,040	Deckers Outdoor Corp.(b)	$314,918

	General Merchandise Stores - 1.3%
11,729	Burlington Stores, Inc.(b)	300,028

	Home Furnishings - 1.3%
11,411	La-Z-Boy, Inc.	307,184

	Hotels, Resorts & Cruise Lines - 3.9%
6,391	Marriott Vacations Worldwide Corp.(b)	306,001
8,211	Starwood Hotels & Resorts Worldwide, Inc.	613,444

		919,445

	Internet Retail - 2.5%
513	priceline.com, Inc.(b)	587,329

	Leisure Facilities - 1.4%
6,698	Cedar Fair, LP	333,158

	Leisure Products - 1.3%
7,299	Brunswick Corp.	302,616

	Motorcycle Manufacturers - 2.4%
9,125	Harley-Davidson, Inc.	562,921

	Movies & Entertainment - 5.2%
9,307	Time Warner, Inc.	584,759
7,628	Viacom, Inc., Class B	626,259

		1,211,018

	Restaurants - 15.7%
688	Biglari Holdings, Inc.(b)	300,629
7,099	Brinker International, Inc.	343,308
2,222	Buffalo Wild Wings, Inc.(b)	315,213
3,077	Cracker Barrel Old Country Store, Inc.	304,654
46,371	Denny’s Corp.(b)	318,105
6,818	Fiesta Restaurant Group, Inc.(b)	292,969
7,051	Jack in the Box, Inc.(b)	356,569
4,189	Red Robin Gourmet Burgers, Inc.(b)	269,897
16,871	Sonic Corp.(b)	300,135
7,508	Starbucks Corp.	533,969
38,743	Wendy’s Co. (The)	351,399

		3,686,847

	Specialized Consumer Services - 3.0%
19,372	LifeLock, Inc.(b)	395,382
6,513	Sotheby’s	312,103

		707,485

	Tires & Rubber - 1.5%
14,986	Goodyear Tire & Rubber Co. (The)	354,569

	Total Common Stocks and Other Equity Interests (Cost $23,499,924)	23,498,428

	Money Market Fund - 0.3%
57,904	Invesco Premier Portfolio – Institutional Class(c) (Cost $57,904)	57,904

	Total Investments (Cost $23,557,828)(d)-100.3%	23,556,332
	Other assets less liabilities-(0.3)%	(63,294)

	Net Assets-100.0%	$23,493,038

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

Schedule of Investments(a)

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,579,442. The net unrealized depreciation was $23,110 which consisted of aggregate gross unrealized appreciation of $1,196,815 and aggregate gross unrealized depreciation of $1,219,925.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Consumer Staples Sector Portfolio (PSL)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 5.2%
24,447	Archer-Daniels-Midland Co.	$965,168
6,694	Bunge Ltd.	507,137
19,146	Fresh Del Monte Produce, Inc.	506,603

		1,978,908

	Brewers - 2.6%
2,191	Boston Beer Co., Inc. (The), Class A(b)	456,407
10,182	Molson Coors Brewing Co., Class B	535,981

		992,388

	Distillers & Vintners - 3.3%
7,948	Beam, Inc.	662,069
7,617	Constellation Brands, Inc., Class A(b)	583,995

		1,246,064

	Drug Retail - 6.5%
14,695	CVS Caremark Corp.	995,146
90,589	Rite Aid Corp.(b)	502,769
16,621	Walgreen Co.	953,214

		2,451,129

	Food Distributors - 2.8%
6,304	Andersons, Inc. (The)	521,593
23,116	Spartan Stores, Inc.	522,190

		1,043,783

	Food Retail - 10.6%
7,206	Casey’s General Stores, Inc.	494,836
12,845	Kroger Co. (The)	463,704
14,581	Natural Grocers by Vitamin Cottage, Inc.(b)	553,641
15,336	Safeway, Inc.	479,097
14,173	Sprouts Farmers Market, Inc.(b)	506,543
83,145	SUPERVALU, Inc.(b)	480,578
10,509	Weis Markets, Inc.	517,253
9,475	Whole Foods Market, Inc.	495,163

		3,990,815

	Household Products - 12.8%
8,219	Church & Dwight Co., Inc.	530,783
14,952	Colgate-Palmolive Co.	915,511
4,860	Energizer Holdings, Inc.	459,270
44,691	Harbinger Group, Inc.(b)	530,929
9,014	Kimberly-Clark Corp.	985,861
11,683	Procter & Gamble Co. (The)	895,151
7,126	WD-40 Co.	489,770

		4,807,275

	Hypermarkets & Super Centers - 5.8%
7,845	Costco Wholesale Corp.	881,464
4,298	PriceSmart, Inc.	390,688
12,146	Wal-Mart Stores, Inc.	907,064

		2,179,216

	Packaged Foods & Meats - 25.1%
13,847	Campbell Soup Co.	570,635
29,827	Dean Foods Co.(b)	471,267
19,512	General Mills, Inc.	936,966
7,966	Green Mountain Coffee Roasters, Inc.	645,246
5,535	Hershey Co. (The)	550,179
11,912	Hormel Foods Corp.	541,281
6,242	J & J Snack Foods Corp.	549,920
5,145	J.M. Smucker Co. (The)	495,927
18,524	Kraft Foods Group, Inc.	969,731
29,346	Mondelez International, Inc., Class A	961,082
32,740	Pilgrim’s Pride Corp. (Brazil)(b)	547,740
7,854	Sanderson Farms, Inc.	583,945
16,733	Tootsie Roll Industries, Inc.	507,679
7,645	TreeHouse Foods, Inc.(b)	503,347

16,923	Tyson Foods, Inc., Class A	$632,920

		9,467,865

	Personal Products - 6.0%
7,696	Herbalife Ltd. (Cayman Islands)	495,392
14,733	Inter Parfums, Inc.	479,412
4,195	Nu Skin Enterprises, Inc., Class A	357,204
20,314	Revlon, Inc., Class A(b)	476,973
7,335	USANA Health Sciences, Inc.(b)	439,146

		2,248,127

	Pharmaceuticals - 1.2%
15,218	Prestige Brands Holdings, Inc.(b)	460,497

	Soft Drinks - 7.8%
24,483	Coca-Cola Co. (The)	925,947
12,787	Coca-Cola Enterprises, Inc.	553,549
11,112	Dr Pepper Snapple Group, Inc.	532,043
11,650	PepsiCo, Inc.	936,194

		2,947,733

	Tobacco - 10.3%
26,608	Altria Group, Inc.	937,134
10,448	Lorillard, Inc.	514,251
11,503	Philip Morris International, Inc.	898,844
19,504	Reynolds American, Inc.	945,944
32,740	Vector Group Ltd.	584,736

		3,880,909

	Total Common Stocks (Cost $32,863,732)	37,694,709

	Money Market Fund - 0.2%
71,761	Invesco Premier Portfolio – Institutional Class(c) (Cost $71,761)	71,761

	Total Investments (Cost $32,935,493)(d)-100.2%	37,766,470
	Other assets less liabilities-(0.2)%	(58,017)

	Net Assets-100.0%	$37,708,453

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,954,906. The net unrealized appreciation was $4,811,564 which consisted of aggregate gross unrealized appreciation of $5,638,886 and aggregate gross unrealized depreciation of $827,322.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Sector Portfolio (PXI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Coal & Consumable Fuels - 7.2%
43,605	Alliance Holdings GP LP	$2,726,621
32,724	Alliance Resource Partners LP	2,696,458
358,949	Alpha Natural Resources, Inc.(b)	2,038,830
144,969	Cloud Peak Energy, Inc.(b)	2,715,269
131,745	Peabody Energy Corp.	2,246,252

		12,423,430

	Integrated Oil & Gas - 4.7%
54,183	Hess Corp.	4,090,275
46,292	Occidental Petroleum Corp.	4,053,790

		8,144,065

	Oil & Gas Drilling - 9.4%
31,140	Helmerich & Payne, Inc.	2,741,566
144,880	Nabors Industries Ltd.	2,474,551
302,366	Parker Drilling Co.(b)	2,249,603
102,864	Patterson-UTI Energy, Inc.	2,642,576
69,259	Rowan Cos. PLC, Class A(b)	2,172,655
87,255	Transocean Ltd.	3,776,396

		16,057,347

	Oil & Gas Equipment & Services - 29.6%
77,176	Baker Hughes, Inc.	4,371,249
101,172	C&J Energy Services, Inc.(b)	2,365,401
13,163	Core Laboratories NV	2,355,124
22,088	Dril-Quip, Inc.(b)	2,221,169
73,483	Era Group, Inc.(b)	2,152,317
73,732	Exterran Holdings, Inc.(b)	2,561,450
27,477	Geospace Technologies Corp.(b)	2,184,971
305,839	Key Energy Services, Inc.(b)	2,229,566
53,939	National Oilwell Varco, Inc.	4,045,964
198,820	Newpark Resources, Inc.(b)	2,258,595
31,064	Oceaneering International, Inc.	2,117,011
23,426	Oil States International, Inc.(b)	2,200,873
135,697	RPC, Inc.	2,310,920
49,717	Schlumberger Ltd.	4,353,718
25,768	SEACOR Holdings, Inc.(b)	2,169,150
94,103	Superior Energy Services, Inc.	2,224,595
134,105	Tesco Corp.(b)	2,832,298
194,309	TETRA Technologies, Inc.(b)	2,005,269
280,709	Weatherford International Ltd.(b)	3,800,800

		50,760,440

	Oil & Gas Exploration & Production - 22.3%
49,492	Anadarko Petroleum Corp.	3,993,509
48,048	Apache Corp.	3,856,332
163,599	Chesapeake Energy Corp.	4,402,449
25,352	Cimarex Energy Co.	2,483,989
60,384	ConocoPhillips	3,921,941
143,752	Denbury Resources, Inc.(b)	2,310,095
26,643	EOG Resources, Inc.	4,402,489
121,973	Marathon Oil Corp.	3,999,495
36,929	Murphy Oil Corp.	2,090,551
27,203	SM Energy Co.	2,251,320
72,485	Stone Energy Corp.(b)	2,243,411
39,700	Whiting Petroleum Corp.(b)	2,317,686

		38,273,267

	Oil & Gas Refining & Marketing - 23.7%
173,751	Alon USA Energy, Inc. (Israel)	2,729,628
154,098	Alon USA Partners LP (Israel)	2,366,945
99,908	CVR Refining LP	2,234,942
79,240	Delek US Holdings, Inc. (Israel)	2,400,972

60,033	Emerge Energy Services LP	$2,779,528
49,975	HollyFrontier Corp.	2,313,843
53,129	Marathon Petroleum Corp.	4,624,879
94,401	Northern Tier Energy LP	2,331,705
83,111	PBF Energy, Inc.	2,155,068
63,150	Phillips 66	4,615,634
40,897	Tesoro Corp.	2,107,013
96,149	Valero Energy Corp.	4,913,214
61,372	Western Refining, Inc.	2,400,259
62,441	World Fuel Services Corp.	2,667,480

		40,641,110

	Oil & Gas Storage & Transportation - 3.1%
43,605	EQT Midstream Partners LP	2,712,231
105,909	QEP Midstream Partners LP, Class Limited Partnership	2,531,225

		5,243,456

	Total Common Stocks and Other Equity Interests (Cost $160,581,965)	171,543,115

	Money Market Fund - 0.1%
71,890	Invesco Premier Portfolio – Institutional Class(c) (Cost $71,890)	71,890

	Total Investments (Cost $160,653,855)(d)-100.1%	171,615,005
	Other assets less liabilities-(0.1)%	(125,545)

	Net Assets-100.0%	$171,489,460

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $161,307,862. The net unrealized appreciation was $10,307,143 which consisted of aggregate gross unrealized appreciation of $16,630,080 and aggregate gross unrealized depreciation of $6,322,937.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Financial Sector Portfolio (PFI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 7.0%
7,327	Ameriprise Financial, Inc.	$774,024
14,333	Apollo Global Management LLC, Class A	465,106
18,234	KKR & Co. LP	439,622
31,150	Och-Ziff Capital Management Group LLC, Class A	435,477

		2,114,229

	Consumer Finance - 6.3%
11,076	Capital One Financial Corp.	782,076
17,842	Green Dot Corp., Class A(b)	401,802
9,615	Nelnet, Inc., Class A	358,159
7,409	Portfolio Recovery Associates, Inc.(b)	372,080

		1,914,117

	Diversified Banks - 2.7%
18,019	Wells Fargo & Co.	816,981

	Investment Banking & Brokerage - 2.7%
32,403	Charles Schwab Corp. (The)	804,242

	Life & Health Insurance - 22.0%
11,951	Aflac, Inc.	750,284
18,250	American Equity Investment Life Holding Co.	400,587
25,573	CNO Financial Group, Inc.	433,207
9,426	FBL Financial Group, Inc., Class A	364,126
15,455	Lincoln National Corp.	742,304
2,023	National Western Life Insurance Co., Class A	441,317
15,667	Principal Financial Group, Inc.	682,611
9,018	Protective Life Corp.	441,972
8,936	Prudential Financial, Inc.	754,109
6,750	StanCorp Financial Group, Inc.	433,688
22,570	Symetra Financial Corp.	432,216
23,629	Unum Group	760,854

		6,637,275

	Multi-line Insurance - 6.7%
7,638	American Financial Group, Inc.	419,479
15,945	American International Group, Inc.	764,722
3,744	American National Insurance Co.	389,376
6,663	Assurant, Inc.	435,427

		2,009,004

	Property & Casualty Insurance - 24.0%
7,718	ACE Ltd.	724,026
14,618	Allstate Corp. (The)	748,442
18,296	AMBAC Financial Group, Inc.(b)	428,858
9,860	AMERISAFE, Inc.	407,908
10,350	AmTrust Financial Services, Inc.	334,098
7,354	Arch Capital Group Ltd.(b)	395,719
10,706	Aspen Insurance Holdings Ltd.	416,463
8,806	Axis Capital Holdings Ltd.	396,446
19,106	CNA Financial Corp.	750,484
13,257	Employers Holdings, Inc.	325,725
7,174	Hanover Insurance Group, Inc. (The)	398,372
18,250	Hilltop Holdings, Inc.(b)	434,168
6,472	Navigators Group, Inc. (The)(b)	385,925
25,157	Old Republic International Corp.	392,952
8,744	Travelers Cos., Inc. (The)	710,712

		7,250,298

	Regional Banks - 18.9%
21,766	Central Pacific Financial Corp.	399,406

5,668	City National Corp.	$410,080
39,038	Fifth Third Bancorp	820,579
15,454	First Interstate BancSystem, Inc.	396,550
23,568	First Midwest Bancorp, Inc.	376,381
14,443	Glacier Bancorp, Inc.	381,728
47,133	Huntington Bancshares, Inc.	427,496
10,310	PNC Financial Services Group, Inc.	823,563
15,605	PrivateBancorp, Inc.	446,147
123,980	Synovus Financial Corp.	415,333
23,579	United Community Banks, Inc.(b)	393,298
9,540	Wintrust Financial Corp.	418,138

		5,708,699

	Reinsurance - 6.9%
2,758	Everest Re Group Ltd.	399,248
4,204	PartnerRe Ltd.	412,706
5,769	Reinsurance Group of America, Inc.	430,771
4,570	RenaissanceRe Holdings Ltd.	414,545
25,972	Third Point Reinsurance Ltd. (Bermuda)(b)	414,773

		2,072,043

	Thrifts & Mortgage Finance - 2.8%
5,279	BofI Holding, Inc.(b)	436,837
5,698	WSFS Financial Corp.	409,117

		845,954

	Total Common Stocks and Other Equity Interests (Cost $28,581,689)	30,172,842

	Money Market Fund - 0.2%
66,285	Invesco Premier Portfolio – Institutional Class(c) (Cost $66,285)	66,285

	Total Investments (Cost $28,647,974)(d)-100.2%	30,239,127
	Other assets less liabilities-(0.2)%	(64,813)

	Net Assets-100.0%	$30,174,314

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,671,530. The net unrealized appreciation was $1,567,597 which consisted of aggregate gross unrealized appreciation of $1,902,158 and aggregate gross unrealized depreciation of $334,561.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Healthcare Sector Portfolio (PTH)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 14.5%
7,723	Biogen Idec, Inc.(b)	$2,414,519
13,891	Celgene Corp.(b)	2,110,459
54,598	Emergent Biosolutions, Inc.(b)	1,306,530
30,038	Gilead Sciences, Inc.(b)	2,422,565
27,794	Insys Therapeutics, Inc.(b)	1,635,121
41,201	Myriad Genetics, Inc.(b)	1,138,384
125,458	PDL BioPharma, Inc.	1,141,668
13,278	United Therapeutics Corp.(b)	1,362,588

		13,531,834

	Health Care Distributors - 10.1%
31,861	AmerisourceBergen Corp.	2,141,696
34,786	Cardinal Health, Inc.	2,366,144
10,752	Henry Schein, Inc.(b)	1,235,297
13,546	McKesson Corp.	2,362,558
54,284	PharMerica Corp.(b)	1,321,273

		9,426,968

	Health Care Equipment - 14.7%
194,055	Boston Scientific Corp.(b)	2,625,564
63,641	Globus Medical, Inc., Class A(b)	1,489,199
30,168	Greatbatch, Inc.(b)	1,282,442
29,600	Hill-Rom Holdings, Inc.	1,073,592
54,720	Invacare Corp.	1,104,250
39,204	Medtronic, Inc.	2,217,378
53,223	Natus Medical, Inc.(b)	1,377,944
36,864	NuVasive, Inc.(b)	1,380,188
31,133	Thoratec Corp.(b)	1,087,787

		13,638,344

	Health Care Facilities - 12.9%
25,367	AmSurg Corp.(b)	1,059,072
27,136	Ensign Group, Inc. (The)	1,137,541
48,409	HCA Holdings, Inc.(b)	2,433,520
34,248	HealthSouth Corp.	1,065,798
72,786	Kindred Healthcare, Inc.	1,378,567
23,926	LifePoint Hospitals, Inc.(b)	1,268,317
21,966	National Healthcare Corp.	1,142,232
14,870	Universal Health Services, Inc., Class B	1,219,637
40,926	VCA Antech, Inc.(b)	1,307,177

		12,011,861

	Health Care Services - 9.4%
88,309	AMN Healthcare Services, Inc.(b)	1,334,349
15,729	Chemed Corp.	1,241,333
26,479	CorVel Corp.(b)	1,254,045
41,536	ExamWorks Group, Inc.(b)	1,278,893
12,035	Laboratory Corp. of America Holdings(b)	1,081,104
22,125	MEDNAX, Inc.(b)	1,231,035
21,399	Omnicare, Inc.	1,336,582

		8,757,341

	Health Care Supplies - 3.9%
22,433	Align Technology, Inc.(b)	1,332,969
9,304	Cooper Cos., Inc. (The)	1,156,301
24,554	West Pharmaceutical Services, Inc.	1,165,087

		3,654,357

	Health Care Technology - 2.5%
36,436	HealthStream, Inc.(b)	1,057,373
50,545	Omnicell, Inc.(b)	1,305,072

		2,362,445

	Life Sciences Tools & Services - 8.1%
23,495	Charles River Laboratories International, Inc.(b)	1,328,172
14,526	Covance, Inc.(b)	1,373,579

22,930	Illumina, Inc.(b)	$3,485,360
28,380	Quintiles Transnational Holdings, Inc.(b)	1,351,739

		7,538,850

	Managed Health Care - 14.5%
25,697	Cigna Corp.	2,217,908
40,122	Health Net, Inc.(b)	1,319,612
21,609	Humana, Inc.	2,102,556
20,028	Magellan Health Services, Inc.(b)	1,198,275
36,480	Molina Healthcare, Inc.(b)	1,313,280
30,171	UnitedHealth Group, Inc.	2,180,760
16,497	WellCare Health Plans, Inc.(b)	1,074,120
24,194	WellPoint, Inc.	2,080,684

		13,487,195

	Pharmaceuticals - 9.4%
13,780	Actavis PLC(b)	2,604,144
18,243	Endo Health Solutions, Inc.(b)	1,201,849
23,590	Mallinckrodt PLC(b)	1,364,210
70,821	Pfizer, Inc.	2,152,959
21,129	Questcor Pharmaceuticals, Inc.	1,415,854

		8,739,016

	Total Common Stocks (Cost $83,395,876)	93,148,211

	Money Market Fund - 0.1%
108,297	Invesco Premier Portfolio – Institutional Class(c) (Cost $108,297)	108,297

	Total Investments (Cost $83,504,173)(d)-100.1%	93,256,508
	Other assets less liabilities-(0.1)%	(121,348)

	Net Assets-100.0%	$93,135,160

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $83,663,084. The net unrealized appreciation was $9,593,424 which consisted of aggregate gross unrealized appreciation of $11,121,176 and aggregate gross unrealized depreciation of $1,527,752.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Industrials Sector Portfolio (PRN)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 23.0%
73,393	AAR Corp.	$1,955,924
18,895	Alliant Techsystems, Inc.	2,715,212
48,279	B/E Aerospace, Inc.(b)	3,836,732
31,294	Boeing Co. (The)	3,919,886
129,665	Exelis, Inc.	2,540,137
45,836	General Dynamics Corp.	4,643,645
27,856	Huntington Ingalls Industries, Inc.	2,646,877
40,602	L-3 Communications Holdings, Inc.	4,509,664
33,365	Moog, Inc., Class A(b)	2,003,902
37,276	Northrop Grumman Corp.	4,307,242
47,362	Raytheon Co.	4,502,705

		37,581,926

	Air Freight & Logistics - 2.5%
30,293	FedEx Corp.	4,038,663

	Airlines - 9.5%
29,469	Alaska Air Group, Inc.	2,330,114
144,950	Delta Air Lines, Inc.	4,436,920
135,578	SkyWest, Inc.	1,763,870
225,957	Southwest Airlines Co.	4,733,799
49,957	Spirit Airlines, Inc.(b)	2,342,983

		15,607,686

	Commercial Printing - 1.4%
123,856	R.R. Donnelley & Sons Co.	2,287,620

	Construction & Engineering - 3.9%
111,758	Comfort Systems USA, Inc.	1,904,357
38,334	Jacobs Engineering Group, Inc.(b)	2,327,257
44,086	URS Corp.	2,213,117

		6,444,731

	Construction & Farm Machinery & Heavy Trucks - 9.7%
39,318	AGCO Corp.	2,096,829
39,031	Alamo Group, Inc.	1,960,137
146,591	Federal Signal Corp.(b)	1,806,001
73,322	Greenbrier Cos., Inc.(b)	2,690,184
46,998	Oshkosh Corp.	2,544,472
44,143	Trinity Industries, Inc.	2,570,447
25,855	WABCO Holdings, Inc.(b)	2,229,218

		15,897,288

	Diversified Support Services - 2.8%
38,048	G&K Services, Inc., Class A	2,126,502
22,416	UniFirst Corp.	2,371,613

		4,498,115

	Electrical Components & Equipment - 1.3%
32,105	EnerSys	2,185,066

	Environmental & Facilities Services - 3.7%
82,396	ABM Industries, Inc.	2,196,677
120,325	Republic Services, Inc.	3,854,010

		6,050,687

	Human Resource & Employment Services - 5.7%
98,593	Kelly Services, Inc., Class A	2,364,260
98,938	Korn/Ferry International(b)	2,321,085
28,669	Manpowergroup, Inc.	2,233,315
20,355	Towers Watson & Co., Class A	2,379,907

		9,298,567

	Industrial Conglomerates - 5.0%
31,458	3M Co.	4,032,601

56,156	Danaher Corp.	$4,177,445

		8,210,046

	Industrial Machinery - 18.6%
58,631	Actuant Corp.	2,006,353
62,768	Barnes Group, Inc.	2,350,034
28,885	CIRCOR International, Inc.	2,080,298
46,290	Dover Corp.	4,006,862
29,669	Graco, Inc.	2,061,699
27,482	Hyster-Yale Materials Handling, Inc.	2,356,856
32,112	IDEX Corp.	2,312,385
73,686	Ingersoll-Rand PLC	4,332,000
56,136	ITT Corp.	2,298,769
59,403	Pentair Ltd.	4,415,425
21,583	Snap-On, Inc.	2,161,538

		30,382,219

	Office Services & Supplies - 1.5%
98,887	Pitney Bowes, Inc.	2,489,975

	Research & Consulting Services - 6.7%
51,024	FTI Consulting, Inc.(b)	1,891,460
38,547	Huron Consulting Group, Inc.(b)	2,553,353
63,326	ICF International, Inc.(b)	2,131,553
116,904	Navigant Consulting, Inc.(b)	2,054,003
138,698	RPX Corp.(b)	2,249,682

		10,880,051

	Security & Alarm Services - 1.9%
103,566	ADT Corp. (The)	3,111,123

	Trucking - 2.8%
70,414	Arkansas Best Corp.	2,414,496
98,968	Swift Transportation Co.(b)	2,157,502

		4,571,998

	Total Common Stocks (Cost $159,009,482)	163,535,761

	Money Market Fund - 0.0%
69,885	Invesco Premier Portfolio – Institutional Class(c) (Cost $69,885)	69,885

	Total Investments (Cost $159,079,367)(d)-100.0%	163,605,646
	Other assets less liabilities-(0.0)%	(28,692)

	Net Assets-100.0%	$163,576,954

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $159,116,705. The net unrealized appreciation was $4,488,941 which consisted of aggregate gross unrealized appreciation of $8,255,957 and aggregate gross unrealized depreciation of $3,767,016.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Technology Sector Portfolio (PTF)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 11.9%
14,266	Blackbaud, Inc.	$491,606
17,180	Manhattan Associates, Inc.(b)	579,310
22,907	Mentor Graphics Corp.	476,466
10,248	Pegasystems, Inc.	465,669
13,109	Splunk, Inc.(b)	1,009,786
11,969	SS&C Technologies Holdings, Inc.(b)	464,636
40,217	TiVo, Inc.(b)	498,289
5,029	Tyler Technologies, Inc.(b)	530,308

		4,516,070

	Communications Equipment - 4.2%
58,702	Brocade Communications Systems, Inc.(b)	548,277
10,309	EchoStar Corp., Class A(b)	484,832
13,096	Ubiquiti Networks, Inc.(b)	539,555

		1,572,664

	Computer Hardware - 2.6%
34,588	Hewlett-Packard Co.	1,003,052

	Computer Storage & Peripherals - 6.9%
14,588	Lexmark International, Inc., Class A	571,704
13,881	SanDisk Corp.	965,423
12,606	Western Digital Corp.	1,086,259

		2,623,386

	Data Processing & Outsourced Services - 30.1%
11,822	Automatic Data Processing, Inc.	905,565
13,525	Broadridge Financial Solutions, Inc.	490,822
17,978	Computer Sciences Corp.	1,086,051
25,145	Convergys Corp.	512,204
17,873	CSG Systems International, Inc.	535,475
5,844	DST Systems, Inc.	531,804
10,650	Euronet Worldwide, Inc.(b)	456,459
18,666	Fidelity National Information Services, Inc.	946,366
17,217	Fiserv, Inc.(b)	965,013
7,768	FleetCor Technologies, Inc.(b)	825,894
9,089	Jack Henry & Associates, Inc.	506,985
12,430	MasterCard, Inc., Class A	940,702
21,632	Paychex, Inc.	904,650
23,306	Sykes Enterprises, Inc.(b)	488,494
20,093	TeleTech Holdings, Inc.(b)	438,429
83,126	Xerox Corp.	901,917

		11,436,830

	Electronic Components - 1.3%
37,608	AVX Corp. (Japan)	485,895

	Electronic Equipment & Instruments - 1.4%
5,667	FEI Co.	531,111

	Electronic Manufacturing Services - 12.4%
22,454	Benchmark Electronics, Inc.(b)	510,379
68,072	Flextronics International Ltd.(b)	554,787
25,485	Jabil Circuit, Inc.	457,965
9,324	Measurement Specialties, Inc.(b)	514,405
17,836	Methode Electronics, Inc.	600,360
12,781	Plexus Corp.(b)	499,737
33,333	Sanmina Corp.(b)	557,328
17,943	TE Connectivity Ltd. (Switzerland)	1,013,959

		4,708,920

	Internet Software & Services - 5.7%
18,963	comScore, Inc.(b)	519,776
2,771	CoStar Group, Inc.(b)	476,723

12,981	Envestnet, Inc.(b)	$554,938
18,073	Web.com Group, Inc.(b)	610,867

		2,162,304

	IT Consulting & Other Services - 3.1%
7,189	CACI International, Inc., Class A(b)	532,130
18,784	Unisys Corp.(b)	643,728

		1,175,858

	Semiconductor Equipment - 1.2%
85,998	Amkor Technology, Inc.(b)	455,790

	Semiconductors - 9.0%
25,569	Cirrus Logic, Inc.(b)	447,713
8,626	First Solar, Inc.(b)	436,303
44,833	Micron Technology, Inc.(b)	1,032,952
17,007	SunPower Corp. (France)(b)	550,347
21,999	Texas Instruments, Inc.	932,758

		3,400,073

	Systems Software - 2.4%
28,666	CA, Inc.	919,605

	Technology Distributors - 7.8%
6,171	Anixter International, Inc.	541,320
10,050	Arrow Electronics, Inc.(b)	516,369
22,013	Ingram Micro, Inc., Class A(b)	550,765
21,437	Insight Enterprises, Inc.(b)	452,321
12,288	ScanSource, Inc.(b)	461,292
7,799	SYNNEX Corp.(b)	437,914

		2,959,981

	Total Common Stocks (Cost $34,952,346)	37,951,539

	Money Market Fund - 0.2%
60,195	Invesco Premier Portfolio – Institutional Class(c)
	(Cost $60,195)	60,195

	Total Investments (Cost $35,012,541)(d)-100.2%	38,011,734
	Other assets less liabilities-(0.2)%	(68,300)

	Net Assets-100.0%	$37,943,434

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $35,065,512. The net unrealized appreciation was $2,946,222 which consisted of aggregate gross unrealized appreciation of $3,613,012 and aggregate gross unrealized depreciation of $666,790.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Utilities Portfolio (PUI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Alternative Carriers - 7.2%
48,355	8x8, Inc.(b)	$490,320
12,916	Cogent Communications Group, Inc.	534,335
16,563	Level 3 Communications, Inc.(b)	531,672
17,791	tw telecom, inc.(b)	524,123
152,221	Vonage Holdings Corp.(b)	701,739

		2,782,189

	Cable & Satellite - 7.7%
18,523	Comcast Corp., Class A	1,008,577
13,973	DIRECTV(b)	970,146
17,056	DISH Network Corp., Class A(b)	961,617

		2,940,340

	Communications Equipment - 1.4%
12,788	Ubiquiti Networks, Inc.(b)	526,866

	Data Processing & Outsourced Services - 1.4%
17,452	CSG Systems International, Inc.	522,862

	Electric Utilities - 27.7%
19,629	American Electric Power Co., Inc.	958,092
13,204	Duke Energy Corp.	932,467
10,903	Edison International	525,088
22,196	Empire District Electric Co. (The)	509,398
8,133	Entergy Corp.	512,623
34,327	Exelon Corp.	995,483
15,441	FirstEnergy Corp.	486,237
21,224	Great Plains Energy, Inc.	523,808
9,749	IDACORP, Inc.	514,065
5,569	ITC Holdings Corp.	576,392
10,920	NextEra Energy, Inc.	1,003,876
9,443	Pinnacle West Capital Corp.	496,985
21,653	PNM Resources, Inc.	533,746
30,079	PPL Corp.	919,515
13,412	UIL Holdings Corp.	518,642
10,523	UNS Energy Corp.	630,117

		10,636,534

	Gas Utilities - 6.9%
10,826	AGL Resources, Inc.	517,266
11,335	Atmos Energy Corp.	544,194
10,916	Laclede Group, Inc. (The)	500,935
7,467	National Fuel Gas Co.	562,713
9,496	Southwest Gas Corp.	510,220

		2,635,328

	Independent Power Producers & Energy Traders - 1.3%
34,581	AES Corp. (The)	486,209

	Integrated Telecommunication Services - 13.5%
26,235	AT&T, Inc.	874,150
8,986	Atlantic Tele-Network, Inc.	523,434
30,089	CenturyLink, Inc.	868,369
157,454	Cincinnati Bell, Inc.(b)	544,791
26,073	Consolidated Communications Holdings, Inc.	510,509
107,661	Frontier Communications Corp.	506,007
18,616	Verizon Communications, Inc.	893,940
62,435	Windstream Holdings, Inc.	467,014

		5,188,214

	Multi-Utilities - 21.4%
14,054	Ameren Corp.	$531,803
18,490	Avista Corp.	533,067
10,023	Black Hills Corp.	549,561
21,505	CenterPoint Energy, Inc.	503,217
18,985	CMS Energy Corp.	527,593
9,117	Consolidated Edison, Inc.	496,056
14,231	Dominion Resources, Inc.	966,427
7,550	DTE Energy Co.	515,061
15,935	NiSource, Inc.	547,686
11,445	NorthWestern Corp.	517,429
15,413	Public Service Enterprise Group, Inc.	513,870
10,445	Sempra Energy	968,356
14,529	Vectren Corp.	530,599
12,063	Wisconsin Energy Corp.	514,728

		8,215,453

	Water Utilities - 1.3%
11,885	American Water Works Co., Inc.	505,944

	Wireless Telecommunication Services - 10.2%
12,444	Crown Castle International Corp. REIT(b)	883,026
5,916	SBA Communications Corp., Class A(b)	548,709
110,099	Sprint Corp. (Japan)(b)	910,519
35,514	T-Mobile US, Inc. (Germany)(b)	1,085,663
11,356	United States Cellular Corp.	502,957

		3,930,874

	Total Common Stocks and Other Equity Interests (Cost $32,515,824)	38,370,813

	Money Market Fund - 0.1%
44,533	Invesco Premier Portfolio – Institutional Class(c) (Cost $44,533)	44,533

	Total Investments (Cost $32,560,357)(d)-100.1%	38,415,346
	Other assets less liabilities-(0.1)%	(39,213)

	Net Assets-100.0%	$38,376,133

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,824,841. The net unrealized appreciation was $5,590,505 which consisted of aggregate gross unrealized appreciation of $6,505,926 and aggregate gross unrealized depreciation of $915,421.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

January 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Alternative Carriers - 0.5%
39,602	Cogent Communications Group, Inc.	$1,638,335

	Application Software - 1.7%
34,128	NQ Mobile, Inc. ADR (China)(b)	580,859
49,289	Open Text Corp. (Canada)	4,874,682

		5,455,541

	Internet Retail - 28.7%
61,564	Amazon.com, Inc.(b)	22,082,391
10,710	Blue Nile, Inc.(b)	461,173
121,938	Ctrip.com International Ltd. ADR (China)(b)	4,817,770
98,136	Expedia, Inc.	6,376,877
555,693	Groupon, Inc.(b)	5,812,549
71,784	HomeAway, Inc.(b)	2,933,094
33,115	Netflix, Inc.(b)	13,554,963
24,024	Nutrisystem, Inc.	341,621
90,495	Orbitz Worldwide, Inc.(b)	651,564
19,875	Overstock.com, Inc.(b)	418,567
16,892	PetMed Express, Inc.	223,481
20,322	priceline.com, Inc.(b)	23,266,455
31,804	Shutterfly, Inc.(b)	1,506,237
107,903	TripAdvisor, Inc.(b)	8,329,033

		90,775,775

	Internet Software & Services - 69.1%
35,352	21Vianet Group, Inc. ADR (China)(b)	797,895
149,408	Akamai Technologies, Inc.(b)	7,123,773
48,858	Angie’s List, Inc.(b)(c)	876,513
65,627	AOL, Inc.(b)	3,024,092
72,734	Baidu, Inc. ADR (China)(b)	11,382,871
84,863	Bankrate, Inc. (United Kingdom)(b)	1,407,877
63,427	Bazaarvoice, Inc.(b)(c)	459,846
34,445	Blucora, Inc.(b)	882,136
24,063	Brightcove, Inc.(b)	258,437
29,844	comScore, Inc.(b)	818,024
25,647	Constant Contact, Inc.(b)	692,725
43,517	Cornerstone OnDemand, Inc.(b)	2,482,645
23,987	CoStar Group, Inc.(b)	4,126,723
36,706	Dealertrack Technologies, Inc.(b)	1,712,335
26,734	Demandware, Inc.(b)	1,702,421
45,652	Dice Holdings, Inc.(b)	319,564
27,954	Digital River, Inc.(b)	491,431
22,172	E2open, Inc.(b)(c)	531,019
85,259	EarthLink Holdings Corp.	370,024
479,673	eBay, Inc.(b)	25,518,604
41,549	Equinix, Inc.(b)	7,694,875
515,476	Facebook, Inc., Class A(b)	32,253,333
62,385	Global Eagle Entertainment, Inc.(b)	998,784
22,867	Google, Inc., Class A(b)	27,005,241
64,659	IAC/InterActiveCorp.	4,528,716
44,918	Internap Network Services Corp.(b)	366,082
38,921	j2 Global, Inc.	1,765,067
26,870	Liquidity Services, Inc.(b)(c)	638,700
45,274	LivePerson, Inc.(b)	626,139
20,249	LogMeIn, Inc.(b)	687,656
36,840	MercadoLibre, Inc. (Argentina)(c)	3,554,692
87,704	Monster Worldwide, Inc.(b)	536,748
32,656	Move, Inc.(b)	461,756
61,571	NetEase, Inc. ADR (China)(b)	4,615,978
54,352	NIC, Inc.	1,181,612
19,462	OpenTable, Inc.(b)	1,465,099

162,109	Pandora Media, Inc.(b)	$5,847,272
27,626	Perficient, Inc.(b)	567,162
74,610	Qihoo 360 Technology Co. Ltd. ADR (China)(b)	7,541,579
36,291	QuinStreet, Inc.(b)	300,127
116,633	Rackspace Hosting, Inc.(b)	4,246,608
42,980	Responsys, Inc.(b)	1,160,890
19,854	Sciquest, Inc.(b)	524,940
55,705	SINA Corp. (China)(b)	3,631,409
32,025	Sohu.com, Inc. (China)(b)(c)	2,330,780
13,461	Stamps.com, Inc.(b)	531,171
44,132	Support.com, Inc.(b)	119,156
12,853	Travelzoo, Inc.(b)	286,365
31,196	Trulia, Inc.(b)(c)	1,077,198
11,100	United Online, Inc.	134,421
55,832	ValueClick, Inc.(b)	1,200,388
114,416	Verisign, Inc.(b)	6,721,940
27,659	VistaPrint NV(b)(c)	1,351,972
17,674	Vocus, Inc.(b)	215,976
42,621	Web.com Group, Inc.(b)	1,440,590
33,868	WebMD Health Corp.(b)(c)	1,622,277
31,238	Xoom Corp.(b)	855,609
327,616	Yahoo!, Inc.(b)	11,800,728
210,567	Yandex NV, Class A (Russia)(b)	7,738,337
22,574	YY, Inc. ADR (China)(b)(c)	1,428,934
27,426	Zillow, Inc., Class A(b)(c)	2,251,675
52,197	Zix Corp.(b)	234,366

		218,521,303

	Wireless Telecommunication Services - 0.1%
29,706	Boingo Wireless, Inc.(b)	179,721

	Total Common Stocks and Other Equity Interests (Cost $270,518,682)	316,570,675

	Money Market Fund - 0.0%
29,226	Invesco Premier Portfolio – Institutional Class(d) (Cost $29,226)	29,226

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $270,547,908)-100.1%	316,599,901

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.1%
9,946,425	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $9,946,425)	9,946,425

	Total Investments (Cost $280,494,333)(f)-103.2%	326,546,326
	Other assets less liabilities-(3.2)%	(10,090,867)

	Net Assets-100.0%	$316,455,459

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2014.

Schedule of Investments(a)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $282,086,019. The net unrealized appreciation was $44,460,307 which consisted of aggregate gross unrealized appreciation of $49,443,882 and aggregate gross unrealized depreciation of $4,983,575.

This Fund has holdings greater than 10% of net assets in the following country:

China	11.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2014, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation (depreciation) on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$956,319,519	$0	$—	$956,319,519

PowerShares Fundamental Pure Small Growth Portfolio
Equity Securities	$30,384,866	$0	$—	$30,384,866

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$59,479,238	$—	$137,857	$59,617,095

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$500,171,025	$9,464	$—	$500,180,489
Swaps Agreements(a)	—	(1,075,707)	—	(1,075,707)

Total Investments	$500,171,025	$(1,066,243)	$—	$499,104,782

PowerShares Golden Dragon China Portfolio
Equity Securities	$355,145,216	$—	$0	$355,145,216

(a)	Unrealized appreciation (depreciation).

Significant Event

At a meeting held on December 17, 2013, the Board of Trustees of the Trust (the “Board”) approved the liquidation of PowerShares Dynamic Magniquant Portfolio and PowerShares Lux Nanotech Portfolio. The last day of trading in these Funds was February 18, 2014. Investors, who have elected not to sell their shares before February 18, 2014, received cash equal to the amount of the net asset value of their shares, which included any capital gains and dividends, on February 26, 2014.

In addition, the Board approved changes to the name, investment objective, underlying index, and investment policies and strategies for each of the portfolios listed below. The Board also approved a change to the ticker for PowerShares Dynamic OTC Portfolio. These changes took effect on February 19, 2014.

Current Portfolio Name	New Portfolio Name	Old Ticker	New Ticker
PowerShares Dynamic OTC Portfolio	PowerShares DWA NASDAQ Momentum Portfolio	PWO	DWAQ
PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares DWA Basic Materials Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares DWA Consumer Cyclicals Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares DWA Consumer Staples Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Energy Sector Portfolio	PowerShares DWA Energy Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Financial Sector Portfolio	PowerShares DWA Financial Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Healthcare Sector Portfolio	PowerShares DWA Healthcare Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Industrials Sector Portfolio	PowerShares DWA Industrials Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Technology Sector Portfolio	PowerShares DWA Technology Momentum Portfolio	No Ticker change	No Ticker change
PowerShares Dynamic Utilities Portfolio	PowerShares DWA Utilities Momentum Portfolio	No Ticker change	No Ticker change

Item 2.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg President

Date: March 31, 2014

By:	/s/ Steven Hill
Steven Hill Treasurer

Date: March 31, 2014